UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06418

LORD ABBETT MUNICIPAL INCOME TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2009

Item 1:                                  Report(s) to Shareholders.

2009
LORD ABBETT SEMIANNUAL REPORT

Lord Abbett

Municipal Income Fund

Municipal Income Trust

National Tax Free Fund

California Tax Free Fund

Connecticut Tax Free Fund

Hawaii Tax Free Fund

Missouri Tax Free Fund

New Jersey Tax Free Fund

New York Tax Free Fund

Intermediate Tax Free Fund

Short Duration Tax Free Fund

Georgia Tax Free Trust

High Yield Municipal Bond Fund

Pennsylvania Tax Free Trust

For the six-month period ended March 31, 2009

Lord Abbett Municipal Income Fund and
Lord Abbett Municipal Income Trust

Semiannual Report

For the six-month period ended March 31, 2009

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Municipal Income Fund and the Lord Abbett Municipal Income Trust for the six-month period ended March 31, 2009. For additional information about the Funds, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds' portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes; also, certain Funds do not yet have effective a Rule 12b-1 plan under which distribution and service fees are paid); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008 through March 31, 2009).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 10/1/08 – 3/31/09" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

National Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/08	3/31/09	10/1/08 – 3/31/09
Class A
Actual	$1,000.00	$981.90	$4.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.02	$4.94
Class B
Actual	$1,000.00	$977.50	$8.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.02	$9.00
Class C
Actual	$1,000.00	$978.70	$7.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.94	$8.05
Class F
Actual	$1,000.00	$982.50	$4.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.57	$4.38

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.98% for Class A, 1.79% for Class B, 1.60% for Class C and 0.87% for Class F) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2009

Credit Rating: S&P or Moody's(a)	%*
AAA	23.82%
AA+	5.84%
AA	9.58%
AA-	7.52%
A+	2.58%
A	10.65%
A-	5.89%
BBB+	5.62%
BBB	7.19%
BBB-	3.20%
BB+	1.67%
Credit Rating: S&P or Moody's(a)	%*
BB	1.03%
BB-	0.63%
B+	0.08%
B	0.10%
B-	0.74%
CCC	0.54%
CCC+	0.28%
NR	10.70%
Short-Term Investments	2.34%
Total	100.00%

(a)  Certain investments have been rated by Fitch IBCA.

*  Represents percent of total investments.

California Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/08	3/31/09	10/1/08 – 3/31/09
Class A
Actual	$1,000.00	$986.80	$4.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.96	$5.04
Class C
Actual	$1,000.00	$984.70	$7.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.89	$8.10
Class F
Actual	$1,000.00	$988.40	$4.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.57	$4.43

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.00% for Class A, 1.61% for Class C and 0.88% for Class F) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2009

Credit Rating: S&P or Moody's(a)	%*
AAA	30.39%
AA+	4.36%
AA	7.12%
AA-	13.61%
A+	5.05%
A	15.58%
A-	4.89%
BBB+	2.97%
BBB	5.86%
BBB-	2.71%
BB+	0.87%
NR	6.03%
Short-Term Investment	0.56%
Total	100.00%

(a)  Certain investments have been rated by Fitch IBCA.

*  Represents percent of total investments.

Connecticut Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/08	3/31/09	10/1/08 – 3/31/09
Class A
Actual	$1,000.00	$1,014.40	$4.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.47	$4.48
Class F
Actual	$1,000.00	$1,013.90	$4.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.91	$4.08

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.89% for Class A and 0.81% for Class F) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2009

Credit Rating: S&P or Moody's	%*
AAA	24.57%
AA+	0.86%
AA	14.10%
AA-	14.55%
A+	6.30%
A	10.84%
A-	7.59%
BBB+	7.51%
BBB	2.13%
BBB-	2.98%
NR	6.98%
Short-Term Investment	1.59%
Total	100.00%

*  Represents percent of total investments.

Hawaii Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/08	3/31/09	10/1/08 – 3/31/09
Class A
Actual	$1,000.00	$1,026.50	$4.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.32	$4.63
Class F
Actual	$1,000.00	$1,027.00	$4.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.76	$4.23

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.92% for Class A and 0.84% for Class F) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2009

Credit Rating: S&P or Moody's	%*
AAA	26.37%
AA+	0.98%
AA	24.76%
AA-	17.97%
A+	2.22%
A	5.02%
BBB+	5.72%
BBB	2.23%
BBB-	3.62%
B	0.61%
NR	10.50%
Total	100.00%

*  Represents percent of total investments.

Missouri Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/08	3/31/09	10/1/08 – 3/31/09
Class A
Actual	$1,000.00	$1,012.70	$4.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.91	$4.08
Class F
Actual	$1,000.00	$1,013.20	$3.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.45	$3.53

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.81% for Class A and 0.70% for Class F) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2009

Credit Rating: S&P or Moody's(a)	%*
AAA	28.74%
AA+	9.87%
AA	10.57%
AA-	14.33%
A+	1.31%
A	4.90%
A-	8.80%
BBB+	8.98%
BBB	2.60%
BBB-	2.37%
NR	7.53%
Total	100.00%

(a)  Certain investments have been rated by Fitch IBCA.

*  Represents percent of total investments.

New Jersey Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/08	3/31/09	10/1/08 – 3/31/09
Class A
Actual	$1,000.00	$977.20	$3.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.89	$4.08
Class F
Actual	$1,000.00	$977.70	$3.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.42	$3.53

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.81% for Class A, and 0.70% for Class F) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2009

Credit Rating: S&P or Moody's(a)	%*
AAA	19.26%
AA+	4.90%
AA	10.60%
AA-	19.87%
A+	6.15%
A	9.07%
A-	4.23%
BBB+	5.27%
BBB	3.22%
BBB-	5.11%
Ba2	0.55%
BB-	0.29%
B	0.54%
B3	0.15%
NR	8.37%
Short-Term Investment	2.42%
Total	100.00%

(a)  Certain investments have been rated by Fitch IBCA.

*  Represents percent of total investments.

New York Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/08	3/31/09	10/1/08 – 3/31/09
Class A
Actual	$1,000.00	$1,006.40	$4.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.39	$4.58
Class C
Actual	$1,000.00	$1,003.10	$7.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.31	$7.70
Class F
Actual	$1,000.00	$1,007.00	$4.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.96	$4.03

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.91% for Class A, 1.53% for Class C and 0.80% for Class F) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2009

Credit Rating: S&P or Moody's(a)	%*
AAA	13.55%
AA+	10.83%
AA	17.25%
AA-	22.42%
A+	9.50%
A	2.65%
A-	2.06%
BBB+	3.00%
BBB	2.77%
Credit Rating: S&P or Moody's(a)	%*
BBB-	3.97%
BB+	3.70%
BB	0.57%
B-	0.59%
CCC+	0.42%
NR	5.26%
Short-Term Investment	1.46%
Total	100.00%

(a)  Certain investments have been rated by Fitch IBCA.

*  Represents percent of total investments.

Intermediate Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/08	3/31/09	10/1/08 – 3/31/09
Class A*
Actual	$1,000.00	$1,046.50	$1.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.16	$1.82
Class B*
Actual	$1,000.00	$1,042.70	$5.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.39	$5.59
Class C*
Actual	$1,000.00	$1,041.60	$5.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.67	$5.34
Class F*
Actual	$1,000.00	$1,045.80	$1.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.19	$1.77
Class P*
Actual	$1,000.00	$1,045.60	$2.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.27	$2.67

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.36% for Class A, 1.11% for Class B, 1.06% for Class C, 0.35% for Class F and 0.53% for Class P) multiplied by the average account value over the period, multiplied by 182/365 to reflect one-half year period.

*  The annualized expenses of each class have been restated (0.50% for Class A, 1.30% for Class B, 1.12% for Class C, 0.40% for Class F and 0.75% for Class P). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$2.55	$2.52
Class B	$6.62	$6.55
Class C	$5.70	$5.64
Class F	$2.04	$2.02
Class P	$3.82	$3.78

Intermediate Tax Free Fund

Portfolio Holdings Presented by Credit Rating

March 31, 2009

Credit Rating: S&P or Moody's(a)	%*
AAA	28.69%
AA+	12.99%
AA	11.95%
AA-	21.01%
A+	4.51%
A	5.20%
A-	1.46%
BBB+	2.77%
BBB	4.27%
BBB-	1.23%
Credit Rating: S&P or Moody's(a)	%*
BB+	0.50%
BB	0.58%
Ba3	0.35%
B	0.30%
B-	0.29%
CCC	0.19%
C	0.01%
NR	1.65%
Short-Term Investments	2.05%
Total	100.00%

(a)  Certain investments have been rated by Fitch IBCA.

*  Represents percent of total investments.

Short Duration Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/12/08	3/31/09	12/12/08 – 3/31/09
Class A
Actual	$1,000.00	$1,023.70	$1.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,013.78	$1.30
Class C
Actual	$1,000.00	$1,021.40	$3.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,011.56	$3.52
Class F
Actual	$1,000.00	$1,023.80	$0.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.12	$0.94
Class I
Actual	$1,000.00	$1,024.30	$0.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.37	$0.70

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.43% for Class A, 1.16% for Class C, 0.31% for Class F and 0.23% for Class I) multiplied by the average account value over the period, multiplied by 110/365 (to reflect the period December 12, 2008, commencement of investment operations, to March 31, 2009).

Portfolio Holdings Presented by Credit Rating

March 31, 2009

Credit Rating: S&P or Moody's	%*
AAA	24.35%
AA+	12.68%
AA	22.13%
AA-	15.31%
A+	8.00%
A	4.44%
A-	0.17%
BBB+	2.08%
BBB	2.58%
Ba2	0.06%
Short-Term Investments	8.20%
Total	100.00%

*  Represents percent of total investments.

Georgia Tax Free Trust

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/08	3/31/09	10/1/08 – 3/31/09
Class A
Actual	$1,000.00	$1,017.70	$5.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.94	$5.04
Class F
Actual	$1,000.00	$1,022.50	$4.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.51	$4.48

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.00% for Class A and 0.89% for Class F) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2009

Credit Rating: S&P or Moody's	%*
AAA	24.16%
AA+	2.97%
AA	19.26%
AA-	8.14%
A+	6.37%
A	18.32%
A3	5.43%
Baa1	0.40%
BBB	5.51%
BBB-	3.37%
Ba3	1.27%
NR	4.80%
Total	100.00%

*  Represents percent of total investments.

High Yield Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/08	3/31/09	10/1/08 – 3/31/09
Class A
Actual	$1,000.00	$824.80	$5.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.34	$5.64
Class B
Actual	$1,000.00	$822.70	$8.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.78	$9.25
Class C
Actual	$1,000.00	$822.80	$7.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.38	$8.65
Class F
Actual	$1,000.00	$825.40	$4.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.00	$4.99
Class P
Actual	$1,000.00	$823.80	$6.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.20	$6.79

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.12% for Class A, 1.84% for Class B, 1.72% for Class C, 0.99% for Class F, and 1.35% for Class P) multiplied by the average account value over the period, multiplied by 182/365 to reflect one-half year period.

Portfolio Holdings Presented by Credit Rating

March 31, 2009

Credit Rating: S&P or Moody's(a)	%*
AAA	4.94%
AA+	7.30%
AA	2.81%
AA-	3.04%
A+	1.16%
A	3.09%
A-	3.17%
BBB+	4.20%
BBB	8.07%
BBB-	3.35%
BB+	4.22%
BB	3.68%
Credit Rating: S&P or Moody's(a)	%*
BB-	1.57%
B+	1.13%
B	1.52%
B-	3.77%
CCC+	1.97%
CCC	0.35%
Caa3	0.15%
C	0.11%
D	0.04%
NR	38.71%
Short-Term Investments	1.65%
Total	100.00%

(a)  Certain investments have been rated by Fitch IBCA.

*  Represents percent of total investments.

Pennsylvania Tax Free Trust

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/08	3/31/09	10/1/08 – 3/31/09
Class A
Actual	$1,000.00	$1,016.00	$4.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.06	$4.94
Class F
Actual	$1,000.00	$1,014.30	$4.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.72	$4.23

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.98% for Class A and 0.84% for Class F) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2009

Credit Rating: S&P or Moody's(a)	%*
AAA	17.45%
AA+	4.73%
AA	7.58%
AA-	21.38%
A+	4.85%
A	13.24%
A-	2.22%
BBB+	8.55%
BBB	3.34%
BBB-	8.55%
BB	0.69%
B+	0.51%
NR	4.83%
Short-Term Investment	2.08%
Total	100.00%

(a)  Certain investments have been rated by Fitch IBCA.

*  Represents percent of total investments.

Schedule of Investments (unaudited)

NATIONAL TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
MUNICIPAL BONDS 107.47%
Corporate-Backed 6.73%
Allegheny Cnty PA Indl Dev Auth Resdl Inc Pj	5.10%	9/1/2026	BBB-(a)	$1,000	$758,370
Allegheny Cnty PA Indl Dev Auth Rev	5.50%	11/1/2016	Baa3	2,500	2,152,800
Alliance Arpt Auth Inc TX Spl Facs Rev American Airlines Inc Pj AMT	5.25%	12/1/2029	CCC+	4,500	1,751,670
Bayonne NJ Redev Agy Royal Caribbean Pj Ser A AMT	5.375%	11/1/2035	BB-	750	323,295
Brazos River Auth TX Ref TXU Elec Co Pj Ser C AMT	5.75%	5/1/2036	CCC	3,805	2,454,225
Cass Cnty TX Indl Dev Corp Envr Impt Rev Ser A AMT	6.00%	9/1/2025	BBB	1,000	664,700
Clark Cnty NV Indl Dev Rev NV Ser C AMT (AMBAC)	5.95%	12/1/2038	A	3,320	2,220,881
Cnty of Nez Perce ID Potlatch Corp Pj	6.00%	10/1/2024	BB	2,200	1,493,162
CT St Res Recovery Auth Rev American Fuel Co Pj Ser A AMT	6.45%	11/15/2022	BB+	3,000	2,591,400
Dallas-Fort Worth TX Intl Arpt Fac Impt Corp Rev American Airlines Inc AMT	5.50%	11/1/2030	CCC+	2,300	872,781
Escambia Cnty FL Env Impt Rev Intl Paper Co Pjs Ser A AMT	5.00%	8/1/2026	BBB	500	283,605
Houston TX Spl Facs Continental Ser E	6.75%	7/1/2021	B-	3,000	2,146,290
IL Fin Auth Sports Fac Rev Leafs Hockey Club Pj Ser A	6.00%	3/1/2037	NR	1,550	697,484
IL Fin Auth Sports Fac Rev United Sports Org of Barrington Ser A†	6.25%	10/1/2037	NR	2,000	1,443,280
Jacksonville FL Econ Dev Gerdau Ameristeel US Inc AMT	5.30%	5/1/2037	BB+	2,350	1,058,651
LA Loc Govt Envr Fac Cmnty Dev Rev Auth	6.75%	11/1/2032	BB+	5,000	3,239,850
Lee Cnty FL Ind Dev Auth Bonita Springs Util Pj AMT (AMBAC)	5.125%	11/1/2019	A+	750	741,832
Liberty NY Dev Corp Rev Goldman Sachs Headquarters	5.25%	10/1/2035	A1	5	4,167
Long Beach CA Bd Fin Auth Natural Gas Rev Ser A	5.25%	11/15/2020	A	1,505	1,112,541
Mashantucket Western Pequot Tribe CT 2006 Ser A Sub Spl Rev Bd†	5.50%	9/1/2036	B1	1,000	487,290
Matagorda Cnty TX Nav Dist No 1 Rev Houston Ltg & Pwr Co AMT (AMBAC)	5.125%	11/1/2028	A	2,800	2,134,692

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Corporate-Backed (continued)
MD Indl Dev Fing Auth Ref Synagro Baltimore Ser A AMT	5.25%	12/1/2013	BBB+(a)	$750	$706,140
MD Indl Dev Fing Auth Ref Synagro Baltimore Ser A AMT	5.50%	12/1/2015	BBB+(a)	1,000	912,070
Mission TX Econ Dev Corp Solid Wst Disp Rev Allied Wst NA Inc Pj AMT	5.20%	4/1/2018	BBB	3,500	3,033,975
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B-	1,970	1,177,528
New York City NY Indl Dev Agy Rev American Airlines JFK Intl Arpt AMT	8.00%	8/1/2028	B-	2,000	1,493,880
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	6.50%	4/1/2028	Baa3	2,325	2,040,583
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3	1,215	631,035
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B	1,500	905,910
Port Corpus Christi Auth TX Celanese Pj Ser A	6.45%	11/1/2030	B+	400	236,104
RI St Econ Dev Providence Place Mall (RADIAN)	6.125%	7/1/2020	BBB+	550	514,514
Richmond Cnty GA Dev Auth Envr Impt Rev Intl Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB	1,500	799,620
Rockdale Cnty GA Dev Auth Visy Paper Pj Ser A AMT	6.125%	1/1/2034	NR	1,000	630,070
Sabine River Auth TX Pollutn Ctrl Rev TXU Elec C	5.20%	5/1/2028	CCC	3,000	1,340,850
Seminole Tribe FL Spl Oblig Rev Ser A†	5.75%	10/1/2022	BBB	1,000	769,680
Seneca Nation Indians Cap Impts Auth NY Spl Oblig Ser A†	5.00%	12/1/2023	BB	1,000	643,040
Seneca Nation Indians Cap Impts Auth NY Spl Oblig Ser A†	5.25%	12/1/2016	BB	500	398,450
St. John Baptist Parish LA Rev Marathon Oil Corp Ser A	5.125%	6/1/2037	BBB+	4,820	3,407,981
Texas City TX Indl Dev Corp Marine Term Rev Arco Pipe Line	7.375%	10/1/2020	Aa1	5,500	6,718,140
Tob Sttlmnt Auth WA Tob Sttlmnt Asset Bk	6.50%	6/1/2026	BBB	380	345,865
Tulsa OK Muni Arpt Tr Rev Ser A AMT	7.75%	6/1/2035	B-	1,400	1,112,328
Virgin Islands Pub Fin Auth Refinery Facs Rev Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	BBB	2,500	1,525,450
Total					57,976,179

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Education 8.09%
CA Edl Facs Auth Rev Santa Clara Univ	5.00%	4/1/2021	Aa3	$1,000	$1,059,410
CA Edl Facs Auth Rev Univ La Verne Ser A	5.00%	6/1/2035	Baa2	1,000	669,070
CA Muni Fin Auth Rev Biola Univ	5.80%	10/1/2028	Baa1	1,000	839,840
CA Statewide Cmntys Dev Auth Rev Irvine LLC UCI East Campus	6.00%	5/15/2023	Baa2	5,000	4,448,850
CA Statewide Cmntys Dev Auth Rev Thomas Jefferson Sch Law Ser A	7.25%	10/1/2032	BB+	2,500	1,929,275
CA Statewide Cmntys Dev Auth Sonoma Country Day Sch COP	6.00%	1/1/2029	NR	2,715	1,842,019
CO Edl & Cultural Facs Auth Rev Indpt Sch Vail Christian High Sch†	5.50%	6/1/2037	NR	1,500	948,150
Dist of Columbia Rev James F Oyster Elem Sch Pilot (ACA)	6.25%	11/1/2021	NR	450	395,680
FL St Bd of Governors Rev Univ Sys	5.50%	7/1/2020	AA	2,075	2,213,797
Grand Traverse Academy MI Pub Sch Academy Rev	5.00%	11/1/2036	BBB-	1,840	1,080,890
Grand Vly MI St Univ Rev (FGIC)	5.50%	2/1/2018	AA-	1,150	1,262,792
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science A	5.40%	9/1/2016	NR	395	374,405
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR	1,500	1,156,425
Hillsborough Cnty FL Indl Dev Auth Terrace Cmnty Middle Sch Pj A	5.125%	5/15/2037	BBB-	1,070	650,143
IL Fin Auth Northwestern Mem Hosp Ser A(b)(d)	5.75%	8/15/2030	AA+	2,500	2,451,875
IL Fin Auth Rev Univ of Chicago Ser B	5.75%	7/1/2033	Aa1	4,300	4,565,439
LA St Univ & Agric & Mech College Hlth Sciences Ctr Pj (NPFGC)	6.375%	5/1/2031	AA-	2,290	2,359,822
Lee Cnty FL Indl Dev Auth Lee Charter Fndtn Ser A	5.25%	6/15/2027	BB	2,500	1,513,175
Louisville & Jefferson Cnty Metro Govt Rev Bellarmine Univ Ser A	6.00%	5/1/2038	Baa2	2,500	2,133,775
MA Hlth & Edl Facs Auth Rev Harvard Univ Ser A	5.25%	11/15/2020	AAA	2,000	2,303,040
MA St Dev Fin Agy Rev Wheelock College Ser C	5.25%	10/1/2037	BBB	5,000	3,845,850
Marietta GA Dev Auth Rev Life Univ Inc Pj	7.00%	6/15/2030	Ba3	3,000	2,311,410
MD St Econ Dev Corp Rev College Pk Pj	5.50%	6/1/2027	Baa2	3,295	2,426,965

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Education (continued)
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.875%	12/1/2028	Baa3	$2,365	$1,794,775
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	6.125%	12/1/2033	Baa3	3,080	2,329,466
Miami-Dade Cnty Edl Facs Auth FL Univ of Miami Ser A	5.20%	4/1/2024	A2	1,500	1,461,915
Miami-Dade Cnty Edl Facs Auth FL Univ of Miami Ser A	5.25%	4/1/2021	A2	1,500	1,517,490
Moorhead MN Edl Facs Rev Concordia College Corp Pj A	5.00%	12/15/2022	A3	1,125	1,155,836
NC Cap Facs Fin Agy Edl Facs Rev Meredith College	6.00%	6/1/2031	BBB	1,975	1,824,900
NY St Dorm Auth Rev Fordham Univ Ser B (AG)	5.00%	7/1/2025	AAA	1,895	1,951,433
NY St Dorm Auth Rev Fordham Univ Ser B (AG)	5.00%	7/1/2026	AAA	3,185	3,255,739
NY St Dorm Auth Rev Rochester Inst Technology Ser A	6.25%	7/1/2029	A1	5,000	5,301,850
PA St Higher Edl Facs Auth Rev Edinboro Univ	5.75%	7/1/2028	BBB-	645	512,111
PA St Pub Sch Bldg Auth College Rev Delaware Cnty Cmnty College Pj (FSA)	5.00%	10/1/2025	Aa3	1,000	1,026,230
Plymouth MI Edl Ctr Charter Sch Pub Sch Academy Rev	5.375%	11/1/2035	BBB-	405	260,703
Tampa FL Rev Univ Tampa Pj (CIFG)	5.00%	4/1/2035	BBB(a)	1,000	805,550
TX St Tech Univ Rev Ref & Impt Fing Ser 12	5.00%	2/15/2021	AA	1,000	1,080,820
WA St Univ Athletic Facs Rev (AMBAC)	5.00%	10/1/2022	A2	1,000	1,044,180
WV Univ Rev Univ Sys WV Pj Ser A (AMBAC)	Zero Coupon	4/1/2024	A+	2,880	1,282,234
WV Univ Rev Univ Sys WV Pj Ser A (AMBAC)	Zero Coupon	4/1/2026	A+	800	306,792
Total					69,694,121
General Obligation 20.68%
Bessemer AL Sch Warrants (AMBAC)	5.60%	2/1/2030	Baa1	2,000	1,914,560
CA St	5.00%	4/1/2020	A	3,550	3,566,614
CA St	5.50%	4/1/2024	A	5,000	4,989,850
CA St	6.50%	4/1/2033	A	15,000	15,776,250
Crowley TX Indpt Sch Dist Sch Bldg (PSF GTD)	5.50%	8/1/2029	AAA	1,000	1,059,210

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
General Obligation (continued)
Delaware Vly PA Regl Fin Auth Loc Govt Rev Ser C (AMBAC)	7.75%	7/1/2027	Aa2	$1,000	$1,231,820
El Paso Cnty Hosp Dist TX (AG)(b)	5.00%	8/15/2037	AAA	7,500	7,118,625
El Paso Cnty Hosp Dist TX Ser A (AG)	5.00%	8/15/2028	AAA	1,250	1,248,388
Florida St Bd Ed Ser D	5.00%	6/1/2030	AAA	5,000	5,025,200
Foothill-De Anza CA Cmnty College Dist Cap Apprec (NPFGC)	Zero Coupon	8/1/2030	Aa1	4,505	1,263,653
Foothill-De Anza CA Cmnty College Dist Ser A (AMBAC)	4.50%	8/1/2031	Aa1	1,800	1,588,680
Fort Bend TX Indpt Sch Dist (PSF GTD)(b)	5.00%	8/15/2028	AAA	4,000	4,098,060
Fort Bend TX Indpt Sch Dist (PSF GTD)(b)	5.00%	8/15/2029	AAA	5,000	5,122,575
Grand Prairie TX Indp Sch Dist Bldg Ser A (PSF GTD)	5.00%	2/15/2028	AAA	1,000	1,022,120
Gwinnett Cnty Sch Dist(b)	5.00%	2/1/2028	AAA	4,105	4,286,518
Hillsborough Cnty FL Sch Bd COP (NPFGC)	5.00%	7/1/2029	AA-	715	692,821
Houston TX Indpt Sch Dist (PSF GTD)(b)	5.00%	2/15/2025	NR	15,000	15,683,550
Jefferson Cnty AL Sch Warrants (FSA)	5.50%	2/15/2020	AAA	1,000	765,770
Lake Cnty Forest Preservation Dist IL Ltd Tax Land Acq Ser A	5.00%	12/15/2027	AAA	6,210	6,431,945
Los Angeles CA Cmnty College Dist Election 2001 Ser E-1	5.00%	8/1/2033	AA	3,500	3,261,930
Los Angeles CA Cmnty College Dist Ser F-1	5.00%	8/1/2028	AA	2,000	1,930,180
Los Angeles CA Unif Sch Dist Ser I	5.00%	7/1/2029	AA-	3,000	2,863,740
Los Angeles Unif Sch Dist CA Drivers Ser 2048 (FSA)(b)	5.00%	7/1/2028	AAA	7,000	6,922,720
Maricopa Cnty AZ Elementary Sch Dist No 33 Buckeye Ser C	5.70%	7/1/2025	Baa1	2,385	2,400,073
Mason Cnty MI Cent Sch Dist Sch Bldg & Site Ser A (FSA)	5.00%	5/1/2024	AAA	1,070	1,106,669
MI Muni Bd Auth Rev Loc Govt Ln Pg Ser A (AMBAC)	4.25%	5/1/2029	A	1,000	856,870
MI St Strategic Fd Solid Wst Disp Rev Ltd Oblig Wst Mgmt AMT	4.50%	12/1/2013	A3	1,000	915,700
Montebello CA Unif Sch Dist Election of 2004 (FSA)	5.00%	8/1/2028	AAA	4,000	3,761,160
Morris MN Indpt Sch Dist No 769 Bldg (NPFGC)	5.00%	2/1/2028	AAA	1,000	1,081,940

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
General Obligation (continued)
New York City NY Fiscal 2008 Sub Ser C1 (FSA)	5.00%	10/1/2024	AAA	$7,050	$7,054,794
New York City NY Ser E	5.00%	8/1/2019	AA	5,000	5,182,300
New York City NY Ser E-1	6.25%	10/15/2028	AA	5,000	5,375,050
New York NY Sub Ser I-1(b)	5.00%	4/1/2025	AA	12,350	12,162,897
NY St Urban Dev Corp(b)	5.00%	12/15/2025	AAA	1,980	2,021,440
NY St Urban Dev Corp(b)	5.00%	12/15/2026	AAA	2,870	2,930,067
NY St Urban Dev Corp(b)	5.00%	12/15/2027	AAA	1,150	1,174,068
Pima Cnty Unif Sch Dist No 10 Amphitheater AZ Sch Impt Pj 2007 Ser A (AG)	5.00%	7/1/2027	AAA	1,200	1,223,952
Port of Houston Auth Ref Ser A AMT	6.25%	10/1/2029	AAA	1,000	1,029,550
Richland Cnty SC	5.375%	3/1/2030	AA	1,140	1,182,807
Richland Cnty SC	5.375%	3/1/2031	AA	1,195	1,236,825
Richland Cnty SC	5.375%	3/1/2032	AA	1,255	1,298,021
Richland Cnty SC	5.375%	3/1/2033	AA	1,320	1,362,860
San Diego CA Unif Sch Dist Election 1998 Ser E-2 (FSA)	5.50%	7/1/2025	AAA	5,000	5,338,750
Santa Ana CA Unif Sch Dist Election 2008 Ser A	5.25%	8/1/2026	A+	4,800	4,751,184
TX St RIBs	6.058%	9/30/2011	Aa1	11,000	11,839,850
WI St Ser A	5.00%	5/1/2019	AA-	1,500	1,554,030
Yosemite Cmnty College Dist CA Election 2004 Ser C (FSA)	5.00%	8/1/2028	AAA	3,500	3,461,290
Total					178,166,926
Healthcare 17.65%
Abag Fin Auth For Nonprofit Corp CA Rev Childrens Hosp & Resh A	5.25%	12/1/2027	A	1,000	831,320
Abag Fin Auth For Nonprofit Corp CA Woods Oblig COP (ACA)	6.20%	11/1/2029	BBB-(a)	1,000	801,930
Alachua Cnty FL Indl Dev Rev North FL Ret Village	5.875%	11/15/2036	NR	2,500	1,653,800
Allegheny Cnty PA Hosp Dev Auth Rev West PA Hlth Sys Ser A	5.00%	11/15/2028	BB	5,000	2,899,400
AZ Hlth Facs Auth Rev Hlthcare Pooled Fin C (FGIC)	5.50%	6/1/2014	NR	1,130	1,238,051
AZ Hlth Facs Auth Hlthcare Beatitudes Campus Pj	5.20%	10/1/2037	NR	2,000	1,113,300

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Healthcare (continued)
Brazos Cnty TX Hlth Fac Dev Franciscan Svcs Corp Oblig Grp	5.375%	1/1/2032	A-	$1,615	$1,250,898
CA Hlth Facs Fing Auth Rev Providence Hlth & Svcs Ser C	6.25%	10/1/2024	AA	2,000	2,120,420
CA Hlth Facs Fing Auth CA Catholic Hlthcare West Ser G	5.50%	7/1/2025	A	3,275	3,018,043
CA Statewide Cmntys Dev Auth Rev Front Porch Cmntys & Svcs Ser A†	5.125%	4/1/2037	BBB	2,000	1,256,780
CA Statewide Cmntys Dev Auth Rev Vlycare Hlth Sys Ser A	5.00%	7/15/2022	NR	1,000	714,920
CA Statewide Cmntys Dev Auth Rev Vlycare Hlth Sys Ser A	5.125%	7/15/2031	NR	2,250	1,375,717
CT St Dev Auth Hlth Fac Rev Alzheimers Resh Ctr Pj	5.40%	8/15/2021	NR	880	628,725
Delaware Cnty IN Hosp Auth Hosp Cardinal Hlth Sys Oblig Corp	5.00%	8/1/2024	Baa3	2,000	1,455,380
Delaware Cnty IN Hosp Auth Hosp Cardinal Hlth Sys Oblig Corp	5.25%	8/1/2036	Baa3	2,500	1,665,000
Denver CO Hlth & Hosp Auth Hlthcare Rev Ser A	4.75%	12/1/2036	BBB	2,950	1,840,711
Erie Cnty OH Hosp Facs Rev Firelands Regl Med Ctr Ser A	5.50%	8/15/2022	A	400	362,536
Fargo ND Hlth Sys Rev Meritcare Oblig Grp A (NPFGC)	5.375%	6/1/2027	AA-	1,000	961,260
Fulton Cnty GA Resdl Care Facs First Mtg Lenbrook Pj Ser A	5.00%	7/1/2027	NR	2,000	1,235,060
Glynn-Brunswick Mem Hosp Auth GA Rev Antic Ctfs Southeast GA Ser A	5.50%	8/1/2028	A	5,300	4,765,283
Grant Cnty NM Rev Bayard Pj	5.00%	7/1/2033	AA	2,800	2,738,204
Harris Cnty TX Hlth Facs Dev Corp Rev Mem Hermann Hlthcare Sys Ser B	7.125%	12/1/2031	A	3,000	3,121,680
HFDC Cent TX Inc Ret Fac Rev Ser A	5.75%	11/1/2036	NR	2,700	1,600,803
HI St Dept Bdgt & Fin Spl Purp Linked Ctfs	6.40%	7/1/2013	BBB+	3,250	3,587,610
Hillsborough Cnty FL Indl Dev Auth Hosp Rev Tampa Gen Hosp Pj(b)	5.25%	10/1/2041	A3	5,000	3,722,400
Howard Cnty MD Ret Cmnty Rev Vantage House Fac Ser A	5.25%	4/1/2027	NR	1,500	966,450
Howard Cnty MD Ret Cmnty Rev Vantage House Fac Ser A	5.25%	4/1/2033	NR	2,000	1,201,740
Huntsville-Redstone Vlg AL Spl Care Facs Fin Redstone Vlg Pj	5.50%	1/1/2028	NR	1,500	1,015,260

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Healthcare (continued)
Huntsville-Redstone Vlg AL Spl Care Facs Fin Redstone Vlg Pj	5.50%	1/1/2043	NR	$1,350	$818,465
IL Fin Auth Rev Monarch Landing Inc Fac Ser A	7.00%	12/1/2027	NR	1,000	632,010
IL Fin Auth Rev Monarch Landing Inc Fac Ser A	7.00%	12/1/2037	NR	1,500	878,085
IL Fin Auth Rev Rush Univ Med Ctr Ser A	7.25%	11/1/2030	A-	3,000	3,078,060
IL Fin Auth Rev Sedgebrook Inc Fac Ser A	6.00%	11/15/2037	NR	1,250	645,375
IL Fin Auth Rev Sedgebrook Inc Fac Ser A	6.00%	11/15/2042	NR	1,250	638,338
IN Hlth & Edl Fac Fin Auth Hosp Rev Cmnty Fndtn Northwest IN	5.50%	3/1/2037	BBB	2,000	1,499,600
Jacksonville FL Hlth Facs Auth Brooks Hlth Sys	5.25%	11/1/2038	A	1,750	1,360,153
Johnson City TN Hlth & Edl Fac First Mtg Mtn Sts Hlth Ser A	5.50%	7/1/2036	BBB+	1,500	1,111,170
Johnston NC Mem Hosp Auth (FSA FHA)(b)	5.25%	10/1/2024	AAA	5,000	4,802,525
Kalamazoo Hosp Fin Auth MI Rev Reg Lkd Arcs & Levrrs (FGIC)	5.244%	6/1/2011	AAA	2,800	2,808,568
Kent Hosp Fin Auth MI Rev Met Hosp Pj Ser A	6.00%	7/1/2035	BBB	1,475	1,028,562
Kerrville TX Hlth Facs Dev Corp Hosp Rev Sid Peterson Mem Hosp Pj	5.375%	8/15/2035	BBB-	4,000	3,062,760
Knox Cnty TN Hlth Edl & Hsg Facs Baptist Hlth Sys East TN	6.375%	4/15/2022	A1	1,000	1,011,810
Knox Cnty TN Hlth Edl & Hsg Facs Baptist Hlth Sys East TN	6.50%	4/15/2031	A1	750	750,765
KY Econ Dev Fin Auth Norton Hlthcare Inc Ser A (NPFGC)	Zero Coupon	10/1/2025	AA-	3,690	1,256,334
LA Pub Facs Auth Rev Ochsner Clinic Fndtn Pj Ser A	5.375%	5/15/2043	A3	4,070	2,855,186
Lauderdale Cnty & Florence AL Hlthcare Rev Coffee Hlth Ser A (NPFGC)	6.00%	7/1/2029	AA-	1,000	852,300
Lexington VA Indl Dev Auth Resdl Care Fac Rev Mtg Kendal at Lexington Ser A	5.375%	1/1/2028	NR	1,500	1,034,265
Lexington VA Indl Dev Auth Resdl Care Fac Rev Mtg Kendal at Lexington Ser A	5.50%	1/1/2037	NR	1,500	968,220

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Healthcare (continued)
Louisville & Jefferson Cnty KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc(b)	5.00%	10/1/2030	A-	$10,000	$7,709,500
MA Hlth & Edl Facs Auth Caregroup Ser B2 (MBIA)	5.375%	2/1/2026	AA-	1,000	831,180
MA Hlth & Edl Facs Auth Caregroup Ser B2 (MBIA)	5.375%	2/1/2027	AA-	1,755	1,439,065
Manhattan KS Hlthcare Fac Rev Meadowlark Hills Ret A	5.00%	5/15/2029	NR	4,050	2,706,048
MD St Hlth & Higher Edl Facs Auth Rev Washington Cnty Hosp	5.75%	1/1/2033	BBB-	1,000	794,190
MD St Hlth & Higher Edl Facs Auth Rev Washington Cnty Hosp	6.00%	1/1/2028	BBB-	1,720	1,466,902
MI St Hosp Fin Auth Rev Trinity Hlth Ser A TCRS (AMBAC)	6.00%	12/1/2027	AA	1,000	1,002,820
Minneapolis & St. Paul MN Hsg & Redev Auth Hlthpartners Oblig Grp Pj	5.875%	12/1/2029	Baa1	2,100	1,819,083
MN Agric & Econ Dev Bd Rev Unrefunded Bal Hlthcare Sys A (MBIA)	5.50%	11/15/2017	AA-	45	45,099
Nassau Cnty NY Ind Dev Agy Continuity Care Ret Amsterdam At Harborside Ser A	5.875%	1/1/2018	NR	2,150	1,882,174
NC Med Care Commn Ret Facs Rev First Mtg UTD Methodist C	5.50%	10/1/2032	NR	2,500	1,708,500
NH St Hlth & Edl Facs Auth Rev	6.00%	10/1/2024	A+	250	250,680
NH St Hlth & Edl Facs Auth Rev Dartmouth-Hitchcock Oblig Grp (FSA)	5.50%	8/1/2027	AAA	3,500	3,483,725
NH St Hlth & Edl Facs Auth Rev Exeter Pj	5.75%	10/1/2031	A+	1,550	1,397,573
NH St Hlth & Edl Facs Auth Rev The Memorial Hosp	5.25%	6/1/2036	Baa3	650	450,346
NH St Hlth & Ed Concord Hosp (FSA)	5.50%	10/1/2021	Aa3	710	717,022
NJ Econ Dev Auth Rev First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR	1,440	947,678
NJ Econ Dev Auth Rev First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR	1,000	605,730
NJ Hlthcare Facs Fing Auth Rev Somerset Med Ctr	5.50%	7/1/2018	Ba2	2,000	1,439,820
Northampton Cnty PA Gen Purp St. Luke's Hosp Pj Ser A	5.25%	8/15/2024	BBB+	1,210	1,040,031
Northampton Cnty PA Gen Purp St. Luke's Hosp Pj Ser A	5.375%	8/15/2028	BBB+	1,675	1,412,042

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Healthcare (continued)
NY St Dorm Auth Orange Regl Med Ctr	6.125%	12/1/2029	Ba1	$3,250	$2,488,655
OH St Higher Edl Fac Commn Rev Univ Hosp Hlth Sys Ser 2009-A	6.75%	1/15/2039	A	5,000	4,944,050
Orange Cnty FL Hlth Facs Auth Hosp Orlando Regl Hlthcare B	4.75%	11/15/2036	A	1,000	707,510
Philadelphia PA Hosps & Higher Ed Facs Auth Rev Temple Univ Hosp Pj Ser A	6.625%	11/15/2023	BBB	4,000	3,539,880
Puerto Rico Indl Tourist Edl & Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2025	Aa1	910	934,197
Puerto Rico Indl Tourist Edl & Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2030	Aa1	1,000	1,012,050
Puerto Rico Indl Tourist Edl & Med Envr Ctrl Fac Hosp de la Concepcion	6.50%	11/15/2020	Aa1	410	423,903
RI St Hlth & Edl Bldg Corp Rev Roger Williams Rlty (FHA)	6.50%	8/1/2029	A-	1,240	1,230,192
Sarasota Cnty FL Hlth Fac Auth Rev Hlthcare Sarasota Manatee	5.75%	7/1/2037	NR	1,000	657,940
Sarasota Cnty FL Hlth Fac Auth Rev Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR	1,100	700,843
Sarasota Cnty FL Pub Hosp Bd Rev Sarasota Mem Hosp Ser B (NPFGC)	5.50%	7/1/2028	AA-	1,905	1,684,744
Scottsdale AZ Indl Dev Auth Ref Scottsdale Hlthcare A	5.00%	9/1/2022	A3	1,250	1,111,925
Scottsdale AZ Indl Dev Auth Ref Scottsdale Hlthcare A	5.00%	9/1/2023	A3	1,000	876,120
Skagit Cnty WA Pub Hosp Dist No 1 Rev Skagit Vly Hosp	5.50%	12/1/2030	Baa2	750	553,493
St. Paul MN Hsg & Redev Auth Hlthcare Fac Rev Healthpartners Oblig Grp Pj	5.25%	5/15/2036	Baa1	2,000	1,528,100
Sullivan Cnty TN Hlth Edl & Hsg Facs Bd Hosp Rev Wellmont Hlth Sys Pj Ser C	5.25%	9/1/2036	BBB+	2,000	1,109,580
Tarrant Cnty TX Cultural Ed Facs Buckner Ret Svcs Inc Pj	5.25%	11/15/2037	A-	3,000	2,327,220
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev Christus Hlth Ser A (AG)	6.25%	7/1/2028	AAA	1,500	1,533,855
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.75%	9/1/2042	NR	3,000	1,909,500

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Healthcare (continued)
WA St Hlthcare Facs Auth WA Rev Swedish Hlth Svcs Ser A	6.50%	11/15/2033	A2	$5,000	$4,893,150
WA St Hsg Fin Commn Nonprofit Rev Skyline at First Hill Pj Ser A	5.625%	1/1/2038	NR	1,000	535,200
WI St Hlth & Edl Facs Auth Rev Aurora Hlthcare Inc Ser A	5.60%	2/15/2029	A3	3,000	2,384,430
WV St Hosp Fin Auth WV Thomas Hlth Sys	6.25%	10/1/2023	NR	2,000	1,617,580
Total					152,088,557
Housing 1.42%
Dakota Cnty MN Cnty Dev Agy Sing Fam Rev Mtg Bkd Secs Pg Ser B AMT (FHLMC/GNMA/FNMA)	5.15%	12/1/2038	AAA	471	469,148
Dakota Cnty MN Hsg & Redev Auth Sing Fam Mtg Rev AMT (GNMA/FNMA)	5.85%	10/1/2030	AAA	29	29,011
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Grp A(b)	5.125%	1/1/2036	BBB-(a)	4,300	2,779,520
ID Hsg Agy Sing Fam Mtg Ser F AMT (FHA/VA)	7.45%	7/1/2015	Aaa	25	25,037
LA Pub Facs Auth Rev Susla Facs Inc Pj Ser A†	5.75%	7/1/2039	NR	2,195	1,490,142
LA St Citizens Ppty Corp Assmt Rev Ser B (AMBAC)	5.00%	6/1/2016	A	2,700	2,663,118
Lee Cnty FL Hsg Fin Auth Sing Fam Mtg Rev AMT (GNMA/FHLMC/FNMA)	6.40%	3/1/2029	Aaa	170	170,267
Middlesex Cnty NJ Impt Auth Rev Sub Heldrich Ctr Hotel Ser B	6.125%	1/1/2025	NR	1,250	736,625
Minneapolis MN Multi Fam Hsg Rev Mtg East Village South (GNMA)	6.10%	7/20/2020	Aaa	1,000	1,005,650
Minneapolis St. Paul MN Hsg Fin Rev Sing Fam Mtg Ser AB AMT (GNMA/FNMA)	6.25%	11/1/2030	AAA	105	105,742
Minneapolis St. Paul MN Hsg Mtg Bkd City Living A4 AMT (FHLMC/GNMA/FNMA)	5.00%	11/1/2038	AAA	974	840,008
MN St Hsg Fin Agy Sing Fam Mtg Ser E	5.90%	7/1/2025	AA+	120	120,174
MN St Hsg Fin Agy Sing Fam Mtg Ser G-1 AMT	5.60%	7/1/2022	AA+	120	120,068

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Housing (continued)
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Hmownr Ln Ser B-1 AMT (GNMA/FNMA)	6.25%	3/1/2031	AAA	$80	$80,208
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Ser E-1 AMT (GNMA/FNMA)	Zero Coupon	3/1/2029	AAA	235	74,408
NC Hsg Fin Agy Sing Fam Rev Ser BB AMT	6.25%	3/1/2012	AA	230	231,771
New Orleans LA Fin Auth Mtg Rev Ser B-2 AMT (GNMA/FNMA)	6.00%	12/1/2018	Aaa	100	100,418
OK Hsg Fin Agy Sing Fam Mtg Ser B-1 (GNMA/FNMA)	5.30%	9/1/2026	Aaa	50	50,159
OK Hsg Fin Agy Sing Fam Rev Cap Apprec Mtg Hmownr Ser B-1	Zero Coupon	3/1/2029	Aaa	1,045	363,441
OK Hsg Fin Agy Sing Fam Rev Cap Apprec Mtg Hmownr Ser D-2 AMT (GNMA/FNMA)	Zero Coupon	9/1/2030	Aaa	690	167,932
OK Hsg Fin Agy Sing Fam Rev Cap Apprec Ser D-1 (GNMA/FNMA)	Zero Coupon	3/1/2029	Aaa	1,730	614,271
Total					12,237,118
Lease Obligations 1.68%
AZ St Ser A COP (NPFGC)	5.00%	11/1/2020	AA-	200	201,694
Goodyear AZ Pub Impt Corp	6.00%	7/1/2031	AA-	2,350	2,423,720
Gulf Coast Wst Disp Auth TX Swr & Solid Wst Disp Rev Anheuser Busch Pj AMT	5.90%	4/1/2036	BBB+	1,505	1,194,684
Henrico Cnty VA Econ Dev Auth Pub Fac Lease Rev Jail Pj	6.125%	11/1/2019	AA+	1,000	1,037,520
Lancaster SC Edl Assistance Sch Dist Lancaster Cnty Pj	5.00%	12/1/2029	A-	1,755	1,560,002
MO Dev Fin Bd Rev Branson Landing Pj Ser A	5.625%	12/1/2028	BBB+	3,000	2,468,610
PA St Indl Dev Auth PA Ref Econ Dev	5.50%	7/1/2023	A-	3,000	3,114,210
Spartanburg Cnty SC Sch Dist McCarthy Teszler Pj (XLCA)	5.00%	3/1/2022	NR	1,000	1,006,650
VA Pub Sch Auth Rev Sch Fing 1997 Resolution Ser B	5.25%	8/1/2020	AA+	1,300	1,481,870
Total					14,488,960

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Other Revenue 9.29%
Baker FL Correctional Dev 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR	$3,500	$2,858,310
Bellevue WA Convtn Ctr Auth Spl Oblig Rev (NPFGC)	Zero Coupon	2/1/2024	AA-	1,400	670,222
CA Muni Fin Auth High Tech High Chula Vista B†	6.125%	7/1/2038	BB+(a)	750	555,547
CA Muni Fin Auth High Tech High Media Arts A†	6.00%	7/1/2038	BB+(a)	500	367,840
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR	1,000	662,900
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR	1,500	933,525
CA Statewide Cmntys Dev Auth Rev Windrush Sch	5.50%	7/1/2037	NR	1,000	658,530
Chester Cnty PA Indl Dev Auth Avon Grove Charter Sch Pj A	6.25%	12/15/2027	BB+	2,325	1,716,106
CO Edl & Cultural Facs Auth CO New Vision Charter Pj Sch†	6.75%	4/1/2040	NR	925	714,239
CO Edl & Cultural Facs Auth Rev Charter Sch Cmnty Leadership	6.25%	7/1/2028	NR	1,000	751,890
CO Edl & Cultural Facs Auth Rev Charter Sch Flagstaff Ser A	6.75%	8/1/2028	NR	1,215	976,775
CO Edl & Cultural Facs Auth Rev Charter Sch North East Academy†	5.75%	5/15/2037	NR	860	573,594
Denver CO Convtn Ctr Hotel Auth Rev Sr (XLCA)	5.00%	12/1/2035	BBB-	1,875	1,233,675
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR	1,555	927,775
FL Hurricane Catastrophe Fd Rev Ser A	5.00%	7/1/2014	AA-	3,000	3,043,980
George L Smith II GA World Congress Ctr Auth Rev AMT (NPFGC)	5.50%	7/1/2020	AA-	700	681,632
George L Smith II GA World Congress Ctr Auth Rev AMT (NPFGC)	5.75%	7/1/2015	AA-	1,500	1,519,665
Jacksonville FL Excise Taxes Ser C AMT (NPFGC)	5.25%	10/1/2020	AA-	1,000	968,480
LA Loc Govt Env Fac Cmnty Dev Auth Rev Pkg Fac Corp Garage Pj Ser A (AMBAC)	5.375%	10/1/2026	A	1,500	1,477,440
La Vernia TX Higher Ed Fin Corp Ed Rev Amigos Por Vida Friends Life	6.25%	2/15/2026	NR	1,465	1,126,922
Larimer Cnty CO Sales & Use Tax Rev Fairgrounds & Events (NPFGC)	5.00%	12/15/2019	AA-	750	784,972

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Other Revenue (continued)
Maverick Cnty TX Pub Fac Corp Pj Ser A-1	6.375%	2/1/2029	NR	$2,580	$1,872,822
MD St Hlth & Higher Edl Facs Auth Rev Washington Christian Academy	5.50%	7/1/2038	NR	2,200	1,322,002
MI Pub Edl Facs Auth Rev Ltd Oblig David Ellis West Pj	5.875%	6/1/2037	NR	1,400	940,058
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A (FGIC)	9.118%#	4/1/2014	AA-	4,800	4,372,656
Miami-Dade Cnty FL Spl Oblig Sub Ser A (NPFGC)	Zero Coupon	10/1/2024	AA-	3,000	973,860
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.25%	1/1/2037	NR	1,700	895,424
Milwaukee WI Redev Auth Rev Academy of Learning Ser A	5.50%	8/1/2022	NR	300	229,191
Milwaukee WI Redev Auth Rev Academy of Learning Ser A	5.65%	8/1/2037	NR	250	166,605
MN St Ret Sys Bldg Rev	6.00%	6/1/2030	AAA	250	255,003
Mohave Cnty AZ Indl Dev Auth Rev Mohave Prison LLC Expansion Pj	8.00%	5/1/2025	BBB+	4,000	4,211,560
NY St Dorm Auth Rev Ser A	5.00%	3/15/2024	AAA	7,175	7,420,672
NY St Urban Dev Corp Rev Personal Income Tax Ser A-1	5.00%	12/15/2022	AAA	1,370	1,449,775
NY St Urban Dev Corp Rev Personal Income Tax Ser A-1	5.00%	12/15/2023	AAA	2,250	2,359,147
NY St Urban Dev Corp Rev Personal Income Tax Ser B-1	5.00%	3/15/2028	AAA	5,000	5,027,150
Orange Cnty FL Sales Tax Rev Ser B (FGIC)	5.125%	1/1/2032	AA	1,425	1,390,301
Osceola Cnty Tourist Dev Tax Rev Ser A (FGIC)	5.00%	10/1/2032	AA-	1,400	1,265,586
Otero Cnty NM Jail Pj	5.75%	4/1/2018	NR	825	668,184
Otero Cnty NM Jail Pj	6.00%	4/1/2028	NR	1,400	995,428
Pima Cnty AZ Indl Dev Auth Ed Rev American Charter Schs Fndtn A	5.50%	7/1/2026	BBB(a)	1,500	1,089,930
Pima Cnty AZ Indl Dev Auth Edl Rev American Charter Schs Fndtn A	5.625%	7/1/2038	BBB(a)	2,000	1,362,160
Provo UT Charter Sch Rev Freedom Academy Fndtn	5.50%	6/15/2037	NR	1,000	612,130
Salt Verde AZ Fin Corp Sr Gas Rev	5.25%	12/1/2023	A	1,000	725,210

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Other Revenue (continued)
Santa Cruz Cnty Redevelopment Agy CA Tax Allocation Live Oak/Soquel Cmnty Impt Ser A	6.625%	9/1/2029	A	$500	$513,385
Santa Cruz Cnty Redevelopment Agy CA Tax Allocation Live Oak/Soquel Cmnty Impt Ser A	7.00%	9/1/2036	A	500	522,505
Spokane WA Pub Fac Dist Hotel Motel & Sales Use Tax (NPFGC)	5.75%	12/1/2028	AA-	1,000	1,020,770
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.00%	6/15/2020	NR	700	535,234
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.25%	6/15/2025	NR	575	403,322
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.35%	6/15/2032	NR	1,000	646,360
St. Paul MN Port Auth Lease Rev Regions Hosp Pkg Ramp Pj Ser 1	5.00%	8/1/2036	NR	750	424,590
Sweetwater Cnty WY Solid Wst Disp Ref FMC Corp Pj AMT	5.60%	12/1/2035	BBB	5,000	3,478,850
Tampa FL Sports Auth Rev Tampa Bay Arena Pj (NPFGC)	6.00%	10/1/2015	AA	450	483,575
Twp of Baytown MN Rev St. Croix Prep Academy Ser A	6.75%	8/1/2028	NR	1,455	1,158,471
TX St Pub Fin Auth Charter Sch Fin Corp Rev Cosmos Fndtn Ser A	5.375%	2/15/2037	NR	1,230	735,196
TX St Pub Fin Auth Charter Sch Fin Corp Rev Uplift Ed Ser A	5.875%	12/1/2036	BBB-	1,145	784,646
UT St Charter Sch Fin Auth Rev Noah Webster Academy Ser A	6.50%	6/15/2038	NR	1,000	727,570
VA Hsg Dev Auth Rev AMT Ser A-5	4.70%	7/1/2017	AAA	2,000	1,986,380
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	5.875%	12/1/2027	NR	1,000	760,170
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	6.125%	12/1/2042	NR	650	470,600
West Palm Beach FL Cmnty Northwood-Pleasant Cmnty Redev	5.00%	3/1/2029	A	525	408,182
West Vly City UT Charter Sch Rev Monticello Academy†	6.375%	6/1/2037	NR	1,800	1,269,342
Willacy Cnty TX Loc Govt Corp Rev Pj Ser A-2	6.00%	9/1/2010	NR	900	864,468
Total					80,002,489

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Pre-Refunded 7.43%
Adrian MI City Sch Dist (FSA)	5.00%	5/1/2034	AAA	$1,500	$1,705,350
CA St	5.25%	4/1/2034	AAA	5,000	5,771,300
Chaska MN Elec Rev Ser A	6.00%	10/1/2025	A3	250	268,885
CO Hlth Fac Auth Rev Portercare Adventis Hlth	6.625%	11/15/2026	A2	2,000	2,300,280
Cobb Cnty GA Kennestone Hosp Auth Rev Ctfs Ser 86 A ETM (NPFGC)	Zero Coupon	8/1/2015	AA-	695	489,975
Fayette Cnty GA Pub Fac Auth Rev Criminal Justice Ctr Pj	6.00%	6/1/2030	AA	3,500	3,757,355
Greenville MI Pub Sch (FSA)	6.00%	5/1/2025	AAA	1,000	1,004,330
IL Fin Auth Rev Northwestern Mem Hosp Ser A	5.25%	8/15/2034	Aa2	5,400	6,217,452
MD St Hlth & Higher Edl Facs Auth Rev North Arundel Hosp	6.50%	7/1/2026	A3	1,000	1,080,980
MD St Hlth & Higher Edl Facs Catholic Hlth Initiative Ser A	6.00%	12/1/2024	AA	100	105,602
MD St Hlth & Higher Edl Facs Univ MD Med Sys	6.75%	7/1/2030	A(a)	1,950	2,113,936
MI St COP (AMBAC)	Zero Coupon	6/1/2022	A	2,000	1,110,580
MI St Hse Reps Cap Apprec COP (AMBAC)	Zero Coupon	8/15/2024	A	3,565	1,745,923
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev (FGIC)	6.375%	7/1/2029	A3	1,000	1,079,440
Milledgeville-Baldwin Cnty GA Fndtn GA St College & St Univ	6.00%	9/1/2033	AAA	3,000	3,615,390
New York City NY Ser A	6.00%	5/15/2030	AAA	2,155	2,309,492
New York City NY Unrefunded Bal Ser A	6.00%	5/15/2030	AA	20	20,464
NY St Dorm Auth Rev St Supp Debt Fashion Inst Tech (FSA)	5.50%	7/1/2030	AAA	115	123,342
Orange Cnty FL Hlth Facs Auth Rev Hosp Orlando Regl Hlthcare	5.75%	12/1/2032	AAA	1,000	1,153,920
Phoenix AZ Civic Impt Corp (FGIC)	6.00%	7/1/2024	AA+	2,400	2,587,392
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser I GTD	5.375%	7/1/2034	BBB-	1,000	1,130,470
Puerto Rico Pub Impt Bldgs Auth Rev Govt Facs I GTD	5.25%	7/1/2033	Baa3	95	106,818
RI St Econ Dev Corp Arpt Rev Ser B (FGIC)	6.00%	7/1/2020	A2	1,210	1,302,093
RI St Econ Dev Corp Arpt Rev Ser B (FGIC)	6.00%	7/1/2028	A2	1,200	1,291,332

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Pre-Refunded (continued)
RI St Hlth & Edl Bldg Corp Rev Hosp Fin Lifespan Oblig Grp	6.50%	8/15/2032	A-	$1,000	$1,159,240
SC Jobs Econ Dev Auth Hosp Facs Rev Palmetto Hlth Alliance A	7.375%	12/15/2021	NR	2,000	2,235,420
SC Jobs Econ Dev Auth Hosp Facs Rev Palmetto Hlth Ser C	6.375%	8/1/2034	BBB+	1,780	2,097,196
SC Jobs Econ Dev Auth Hosp Facs Rev Palmetto Hlth Ser C	6.375%	8/1/2034	BBB+	240	282,768
Sullivan Cnty TN Hlth Ed Hosp & Hsg Facs Bd Rev Wellmont Hlth	6.25%	9/1/2022	NR	1,250	1,435,088
Sullivan Cnty TN Hlth Ed Hosp & Hsg Facs Bd Rev Wellmont Hlth	6.25%	9/1/2022	BBB+(a)	750	861,053
Tampa Bay FL Wtr Util Sys Rev (FGIC)	6.00%	10/1/2024	AAA	2,000	2,237,320
Tyler TX Hlth Fac Dev Corp Hosp Rev Mother Frances Hosp	6.00%	7/1/2027	Baa1	1,500	1,694,085
Univ Central AR Rev Hsg Sys (FSA)	6.50%	1/1/2031	AAA	2,425	2,582,237
Upper Trinity Regl Wtr Dist TX Wtr Rev Sys Ser 4 (FGIC)	6.00%	8/1/2026	A-	3,025	3,240,682
WA St Higher Ed Facs Auth Rev Gonzaga Univ Pj (MBIA)	5.125%	4/1/2034	AA	1,000	1,156,760
Western WA Univ Rev Student Rec Fee (MBIA)	5.00%	5/1/2033	AA-	20	22,277
WV St Ser D (FGIC)	6.50%	11/1/2026	Aa3	2,000	2,567,780
Total					63,964,007
Special Tax 1.46%
Altoona IA Tax Allocation Annual Appropriation No 6-A	6.00%	6/1/2034	BBB+	1,000	883,400
Annawan IL Tax Inc Rev Patriot Renewable Fuels LLC Pj	5.625%	1/1/2018	NR	1,000	734,070
Apple Vly CA Redev Agy Tax Alloc Veda Pj Area	4.75%	6/1/2037	BBB+	1,000	706,580
Aurora City IL Tax Alloc East River Area No 6 Ser A	6.75%	12/30/2027	NR	1,000	742,420
Baltimore MD Spl Oblig Ser A	7.00%	9/1/2038	NR	1,500	1,187,730
Branson Hills Infrastr Facs Cmnty Impt Dist MO Spl Ser A	5.50%	4/1/2027	NR	1,430	922,550
Branson Hills Infrastr Facs Cmnty Impt Dist MO Spl Ser A	5.50%	4/1/2022	NR	965	680,315
CA St Unrefunded Bal	5.25%	4/1/2034	A	5	4,494

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Special Tax (continued)
Clark Cnty NV Impt Dist Spl Loc Imp 128 Summerlin Ser A	5.05%	2/1/2031	NR	$1,035	$520,253
Crosscreek Cmnty Dev Dist FL Spl Assmnt Rev A	5.60%	5/1/2039	NR	750	377,707
Crosscreek Cmnty Dev Dist FL Spl Assmnt Rev B	5.50%	5/1/2017	NR	1,490	679,440
Gramercy Farms Cmnty Dev Dist FL Spl Assmt Ser A-1	5.25%	5/1/2039	NR	2,445	1,201,522
Lakeside Landings Cmnty Dev Dist FL Spl Assmt Ser A	5.50%	5/1/2038	NR	665	361,926
Legends Bay Cmnty Dev Dist FL Cap Impt Rev Ser B	5.50%	5/1/2014	NR	955	633,203
Millsboro DE Spl Oblig Plantation Lakes Spl Dev Ser A	5.45%	7/1/2036	NR	2,100	1,181,985
Salida CA Area Pub Fac Fin Agy Cmnty Fac Dist Spl Tax 1998-1 (FSA)	5.25%	9/1/2028	AAA	155	154,992
San Juan Cnty NM Tax/Motor Ref & Impt (IBC) (NPFGC)	5.25%	5/15/2022	AA-	165	173,729
Sparks Loc Impt Dist Ltd Oblig Dist No 3	6.75%	9/1/2027	NR	1,000	732,090
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.70%	4/1/2022	NR	1,000	716,800
Total					12,595,206
Tax Revenue 5.34%
Dallas Area TX Rapid Transit(b)	5.00%	12/1/2022	AAA	9,645	10,211,296
Dallas Area TX Rapid Transit(b)	5.00%	12/1/2023	AAA	6,135	6,495,210
Dallas Area TX Rapid Transit(b)	5.00%	12/1/2024	AAA	8,070	8,543,821
Dallas Area TX Rapid Transit(b)	5.00%	12/1/2028	AAA	7,160	7,580,392
Orange Cnty FL Ser A (NPFGC)	5.00%	10/1/2021	AA-	5,000	5,171,300
Southwestern IL Dev Auth Rev Loc Govt Pg Collinsville Ltd	5.35%	3/1/2031	NR	500	315,585
Sparks Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.75%	6/15/2028	Ba2	2,000	1,366,840
UT Transit Auth(b)	5.00%	6/15/2028	AAA	5,000	5,095,650
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (FGIC)	5.00%	10/1/2025	AA-	1,500	1,198,440
Total					45,978,534

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Tobacco 1.50%
Buckeye OH Tob Sttlmnt Asset Bkd Sr Turbo Ser A-2	5.125%	6/1/2024	BBB	$4,970	$3,542,218
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%	6/1/2034	BBB	2,940	1,696,057
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	BBB	4,000	2,505,720
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2047	BBB	2,970	1,631,688
Golden St Tob Securitization Corp CA Tob Sttlmnt Rev Asset Bkd Sr Ser A-1	5.00%	6/1/2033	BBB	3,925	2,312,139
Golden St Tob Securitization Corp CA Tob Sttlmnt Rev Asset Bkd Sr Ser A-1	5.75%	6/1/2047	BBB	2,200	1,256,464
Total					12,944,286
Transportation 10.12%
Alliance Arpt Auth Inc TX Spl Facs Rev FedEx Corp Pj AMT	4.85%	4/1/2021	BBB	3,000	2,326,380
AZ St Transn Bd Ser A	5.00%	7/1/2027	AAA	3,000	3,114,510
AZ St Transn Bd Ser A	5.00%	7/1/2030	AAA	5,000	5,092,300
Billings MT Arpt Rev AMT (NPFGC)	6.10%	7/1/2016	AA-	190	196,164
Billings MT Arpt Rev AMT (NPFGC)	6.20%	7/1/2020	AA-	2,775	2,825,949
Central Puget Sound WA Regl Transit Auth Sales Tax & Motor (FGIC)	5.25%	2/1/2021	AAA	1,750	1,897,717
Chicago IL O'Hare Intl Arpt Rev Ser A (FSA)	5.00%	1/1/2033	AAA	5,000	4,837,650
Dallas-Fort Worth TX Intl Arpt Impt Jt Ser B AMT (FSA)	5.00%	11/1/2035	AAA	1,330	1,156,408
Dallas-Fort Worth TX Intl Arpt Rev Jt Ser B AMT (NPFGC)	6.25%	11/1/2028	AA	1,000	1,000,330
Greater Orlando Aviation Auth Orlando FL Spl Arpt Facs JetBlue Airways Corp AMT	6.50%	11/15/2036	NR	645	377,248
Hl St Hwy	5.00%	1/1/2019	AA+	1,000	1,142,420
Houston TX Arpt Sys Rev Sub Lien Ser A AMT (FGIC)	5.50%	7/1/2012	AA-	1,610	1,656,030
Los Angeles CA Dept of Arpts Rev Los Angeles Intl Arpt Ser A AMT	5.50%	5/15/2021	AA	2,375	2,374,834
Metro WA Arpts Auth AMT(b)	5.00%	10/1/2022	AA-	3,250	3,042,146
Metro WA Arpts Auth AMT(b)	5.375%	10/1/2028	AA-	2,500	2,340,112
MI St Truck Line (FGIC)	5.00%	11/1/2021	AA+	2,000	2,102,860

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Transportation (continued)
Miami-Dade Cnty FL Aviation Miami Intl Arpt Hub Ser B (NPFGC)	4.50%	10/1/2031	AA-	$520	$437,424
Miami-Dade Cnty FL Aviation Rev Miami Intl Arpt Ser A AMT (XLCA)	5.00%	10/1/2037	A2	2,000	1,547,980
MO St Hwys & Transit Commn Rev 1st Lien Ser B	5.00%	5/1/2022	AAA	2,500	2,691,000
New York City NY Indl Dev Agy Spl Fac Rev Terminal One Grp Assoc Pj AMT	5.50%	1/1/2024	A3	3,975	3,378,193
North TX Twy Auth Rev First Tier Ser A	6.00%	1/1/2025	A2	5,000	5,209,950
North TX Twy Auth Rev Toll 2nd Tier Ser F	5.75%	1/1/2033	A3	5,705	5,152,585
NY St Metro Transn Auth Rev Ser 2008 C	6.25%	11/15/2023	A	5,000	5,440,350
NY St Metro Transn Auth Rev Ser 2008 C	6.50%	11/15/2028	A	7,500	8,088,600
NY St Twy Auth Hwy & Brdg Tr Fd Ser B	5.00%	4/1/2022	AA	5,000	5,157,050
NY St Twy Auth Rev Ser B	5.00%	4/1/2025	AA	9,500	9,468,935
Port of Seattle WA Spl Fac Rev Unrefunded Bal Ser C AMT (MBIA)	6.00%	9/1/2029	AA-	1,085	962,449
San Francisco CA City & Cnty Arpt Lease SFO Fuel Ser A AMT (FSA)	6.125%	1/1/2027	AAA	495	460,449
Santa Rosa Bay Bridge Auth FL Rev Cap Apprec	Zero Coupon	7/1/2017	B3	1,200	402,144
St. Paul Port MN Port Auth Ltd Tax Brownfields Redev 2	5.00%	3/1/2037	AA+	895	893,622
Susquehanna Area PA Regl Arpt Auth Ser A AMT	6.50%	1/1/2038	Baa3	3,440	2,398,574
Total					87,172,363
Utilities 16.08%
American Muni Pwr OH Inc Prairie St Enrg Campus Pj A	5.25%	2/15/2027	A1	5,000	4,920,000
AZ Salt River Pj Agricultural Impt & Pwr Dist Elec Sys Rev Ser A(b)	5.00%	1/1/2032	Aa1	17,710	17,193,399
Brazos River Auth TX Wtr Rev Supply Sys Ser A AMT (NPFGC)	5.00%	2/15/2028	AA-	1,000	894,390
CA St Dept of Wtr Res Rev Central Vly Pj Ser AE	5.00%	12/1/2028	AAA	1,690	1,709,705
CA St Dept of Wtr Res Rev Ser H (FSA)	5.00%	5/1/2022	AAA	1,000	1,039,910

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Utilities (continued)
Cape Fear Pub Util Auth Rev	5.00%	8/1/2026	AA	$5,000	$5,096,750
Cnty of Tooele UT Union Pacific Pj A Rmkt AMT	5.70%	11/1/2026	BBB	5,000	4,273,050
CT St Dev Auth Solid Wst Disp Facs Rev PSEG Pwr LLC Pj Ser A AMT	5.75%	11/1/2037	Baa1	2,250	1,726,965
Delaware Cnty PA Indl Dev Auth Rev Res Recovery Fac Ser A	6.20%	7/1/2019	BB+	2,110	1,950,020
Detroit MI Rev 2nd Lien Ser B Rmkt (FSA)	7.00%	7/1/2036	AAA	2,265	2,429,031
Detroit MI Wtr Supply Sys Sr Lien Ser A (NPFGC)	5.00%	7/1/2034	AA-	975	816,826
Emerald Coast FL Utils Auth Rev Sys (FGIC)	5.25%	1/1/2036	AA-	1,000	962,400
FL St Wtr Pollutn Ctrl Fing Corp Rev Ser A	5.00%	1/15/2029	AAA	1,000	1,005,310
Gautier MI Util Dist Util Sys Rev (FGIC)	5.125%	3/1/2019	NR	425	438,001
Gulf Coast Wst Disp Auth TX Wst Mgmt of TX Ser A AMT	5.20%	5/1/2028	BBB	2,800	2,156,616
Houston TX Rev First Lien Ser A (AG)	5.125%	11/15/2032	AAA	4,000	3,843,600
KS St Dev Fin Auth Rev Pub Wtr Supply Revolving Ln 2	4.75%	4/1/2018	Aa1	310	310,047
Lewis Cnty WA Pub Util Dist No 1 Ser A (FSA)	5.00%	12/1/2027	Aa3	4,975	5,058,829
Long Island NY Pwr Auth Rev Ser A	5.70%	4/1/2030	A-	4,510	4,568,269
Long Island NY Pwr Auth Rev Ser A	6.25%	4/1/2033	A-	1,000	1,060,230
Los Angeles CA Dept of Wtr & Pwr Sys Sub Ser A2 (AMBAC)	5.00%	7/1/2028	AA-	4,925	4,944,454
MA St Dev Fin Agy Solid Wst Disp Rev Dominion Enrg Brayton Point AMT	5.00%	2/1/2036	A-	2,200	1,601,842
Maricopa Cnty Pollutn Ctrl Corp AZ Rev El Paso Elec Co Pj Ser A	7.25%	2/1/2040	BBB	3,000	3,031,020
MD St Econ Dev Corp Potomac	6.20%	9/1/2022	BBB+	5,700	5,852,418
Melbourne FL Wtr & Swr Rev Ref & Impt Ser A (FGIC)	5.00%	10/1/2032	AA-	1,000	961,250
MI St Strategic Fd Ltd Oblig (AMBAC)	7.00%	5/1/2021	A	500	499,555
Midlothian TX Wtr Dist (FSA)	Zero Coupon	9/1/2022	AAA	2,000	1,058,680
MO St Envr Impt & Enrg Unrefunded Bal St Revolving B	7.20%	7/1/2016	Aaa	1,215	1,214,684
MS Business Fin Corp Ref Sys Enrg Res Inc Pj	5.875%	4/1/2022	BBB	2,500	2,125,800

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Utilities (continued)
MS Business Fin Corp Ref Sys Enrg Res Inc Pj	5.90%	5/1/2022	BBB	$2,450	$2,086,714
NC Eastern Muni Pwr Agy NC Ser A (AG)	5.25%	1/1/2019	AAA	5,000	5,173,200
NC Muni Pwr Agy No 1 Catawba NC Catawba Elec Ser A	5.25%	1/1/2020	A2	2,000	2,059,180
NE St Muni Enrg Agy Rev Ser A (BHAC)	5.375%	4/1/2039	AAA	3,085	3,165,364
NE St Muni Enrg Agy Rev Ser A (BHAC)	5.125%	4/1/2029	AAA	500	518,005
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.00%	7/1/2023	A1	1,245	1,204,251
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.25%	7/1/2024	A1	500	490,200
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.50%	7/1/2021	A1	1,000	1,047,790
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.50%	7/1/2022	A1	1,000	1,038,810
OK Muni Pwr Auth Rev Ser A	5.875%	1/1/2028	A	1,000	1,047,570
PA Econ Dev Fin Auth Exempt Facs Rev Reliant Enrg B AMT	6.75%	12/1/2036	Ba3	4,000	3,392,680
Palm Beach Cnty Solid Wst Auth Rev Impt Ser B	5.50%	10/1/2028	AA	3,000	3,051,030
Pima Cnty AZ Indl Dev Auth Wtr & Wst Wtr Rev Global Wtr Res LLC Pj AMT	6.55%	12/1/2037	NR	3,000	2,068,680
Pinal Cnty AZ Elec Dist No 4	6.00%	12/1/2028	BBB-	740	620,823
Sabine River Auth TX Pollutn Ctrl Rev Ref TXU Elec Co Pj Ser B AMT	5.75%	5/1/2030	CCC	1,375	886,875
Sabine River Auth TX Pollutn Ctrl Rev TXU Enrg Co Pj Ser A	5.80%	7/1/2022	CCC	1,000	451,150
Sabine River Auth TX Ref Southwestern Elec Co (MBIA)	4.95%	3/1/2018	AA	2,500	2,496,325
Sacramento CA Muni Util Dist (FSA)(b)	5.00%	8/15/2023	AAA	3,650	3,775,816
Sacramento CA Muni Util Dist (FSA)(b)	5.00%	8/15/2024	AAA	2,920	3,020,652
Sacramento CA Muni Util Dist (FSA)(b)	5.00%	8/15/2025	AAA	2,920	3,020,652
Santa Margarita-Dana Point Auth CA Rev Wtr Dist Impt Ser 2-3-4 A	5.25%	8/1/2032	AA	3,020	3,037,486
SD Conservancy Dist (AMBAC)	5.00%	8/1/2022	Aaa	1,045	1,069,119
TN Enrg Acq Corp Gas Rev Ser A	5.00%	9/1/2013	BBB+	2,500	2,193,900
TN Enrg Acq Corp Ser A	5.25%	9/1/2021	BBB+	2,100	1,579,158
TN Enrg Acq Corp Ser A	5.25%	9/1/2026	BBB+	5,900	4,136,195

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

NATIONAL TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Utilities (continued)
TX Muni Gas Acq & Supply Corp I Rev Sr Lien Ser A	5.25%	12/15/2026	A	$1,250	$736,338
UT Wtr Fin Agy Rev Pooled Ln Fin Pg (AMBAC)	5.125%	7/1/2023	Baa1	1,000	1,022,840
WV St Wtr Dev Auth Rev Ln Pg III Ser A AMT (AMBAC)	6.25%	7/1/2030	A	1,470	1,411,479
Total					138,545,333
Total Municipal Bonds (cost $1,024,226,420)					925,854,079
				Shares (000)
SHORT-TERM INVESTMENTS 2.58%
Money Market Mutual Funds 2.00%
Dreyfus Municipal Cash Management Plus				17,215	17,215,486
SSgA Tax Free Money Market Fund				4	4,497
Total					17,219,983
				Principal Amount (000)
Variable Rate Demand Note 0.58%
CA Infrastr & Econ Dev Bk Rev Asian Art Museum Fndtn (NPFGC)(f)	7.50%	4/1/2009	AA-	$5,000	5,000,000
Total Short-Term Investments (cost $22,219,983)					22,219,983
Total Investments in Securities 110.05% (cost $1,046,446,403)					948,074,062
Liabilities in Excess of Cash and Other Assets(e) (10.05%)					(86,570,790)
Net Assets 100.00%					$861,503,272
Open Futures Contracts at March 31, 2009:
Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	June 2009	465	Short	$(60,311,953)	$(1,440,128)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

CALIFORNIA TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
MUNICIPAL BONDS 103.62%
Corporate-Backed 3.94%
CA Pollutn Ctrl Fing Auth Fing Rev Browning Ferries Indl Inc Ser A AMT	5.80%	12/1/2016	BBB	$1,080	$1,001,614
Golden St Tob Securitization Corp CA Tob Sttlmnt Rev Asset Bkd Ser A (FGIC)	5.00%	6/1/2035	A-	2,500	1,976,125
Long Beach CA Bd Fin Auth Natural Gas Rev Ser A	5.25%	11/15/2020	A	1,505	1,112,541
San Jose CA Arpt Rev Ser A AMT (AMBAC)	5.00%	3/1/2037	A	975	736,720
Virgin Islands Pub Fin Auth Refinery Facs Rev Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	BBB	2,250	1,372,905
Total					6,199,905
Education 7.36%
Abag Fin Auth For Nonprofit Corp CA Rev Sch of Mech Arts	5.25%	10/1/2026	A3	500	486,615
CA Edl Facs Auth Rev CA Lutheran Univ	5.25%	10/1/2021	Baa1	1,500	1,315,545
CA Edl Facs Auth Rev College & Univ Fing Pg	5.00%	2/1/2037	Baa3	1,000	634,630
CA Edl Facs Auth Rev Univ La Verne Ser A	5.00%	6/1/2035	Baa2	1,000	669,070
CA Edl Facs Auth Rev Univ Southern CA Ser A	5.00%	10/1/2039	AA+	1,000	975,550
CA Muni Fin Auth Ed Rev American Heritage Ed Fndtn Pj A	5.25%	6/1/2036	BBB-	1,000	628,990
CA Muni Fin Auth Rev Biola Univ	5.80%	10/1/2028	Baa1	1,085	911,226
CA St Unrefunded Bal	5.125%	6/1/2027	A	5	4,693
CA Statewide Cmntys Dev Auth Rev Thomas Jefferson Sch Law Ser A	7.25%	10/1/2032	BB+	1,000	771,710
CA Statewide Cmntys Dev Auth Sonoma Country Day Sch COP	6.00%	1/1/2029	NR	1,285	871,821
San Bernadino Comnty College Dist CA Election 2002 Ser A	5.75%	8/1/2020	AA-	750	851,925
San Ysidro CA Sch Dist Cap Apprec Election 1997 Ser D (FGIC)	Zero Coupon	8/1/2028	AA	1,000	323,810
Univ of CA(b)	5.75%	5/15/2031	Aa1	3,000	3,123,300
Total					11,568,885

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
General Obligation 20.41%
Barstow CA Unif Sch Dist Ser A (FGIC)	5.00%	8/1/2026	A3	$2,475	$2,435,400
Berkeley CA Measure I-Animal Shelter Pj (AG)	4.625%	9/1/2037	AAA	1,110	944,888
CA St	5.00%	9/1/2028	A	2,965	2,701,708
CA St	5.50%	4/1/2024	A	1,000	997,970
CA St	6.50%	4/1/2033	A	2,500	2,629,375
CA St Previous Veterans Ser BJ AMT	5.70%	12/1/2032	AA-	640	593,709
CA St Var Purp	5.00%	4/1/2026	A	1,450	1,345,571
Foothill-De Anza CA Cmnty College Dist Ser A (AMBAC)	4.50%	8/1/2031	Aa1	1,800	1,588,680
Los Angeles CA Cmnty College Dist 2003 Election Ser F-1	5.00%	8/1/2033	AA	1,000	931,980
Los Angeles CA Unif Sch Dist Ser I	5.00%	7/1/2029	AA-	2,225	2,123,940
Los Angeles Unif Sch Dist CA Drivers Ser 2048 (FSA)(b)	5.00%	7/1/2028	AAA	3,000	2,966,880
Mojave CA Unif Sch Dist Sch Facs Impt Dist No 001 (FGIC)	5.00%	8/1/2024	AA-	1,060	1,069,943
Mojave CA Unif Sch Dist Sch Facs Impt Dist No 001 (FGIC)	5.25%	8/1/2022	AA-	1,230	1,271,193
Montebello CA Unif Sch Dist Election of 2004 (FSA)	5.00%	8/1/2028	AAA	1,335	1,255,287
Oak Vly CA Hosp Dist Election 2004 (FGIC)	5.00%	7/1/2033	A3	500	452,415
Oxnard CA Unif High Sch Dist Ser A (NPFGC)	6.00%	2/1/2020	AA-	650	682,149
Pittsburg CA Redev Agy Los Medanos Cmnty Dev Pj (AMBAC)	Zero Coupon	8/1/2026	A	3,500	1,227,345
Pomona CA Unif Sch Dist (NPFGC)	6.15%	8/1/2030	AA-	850	797,257
Pomona CA Unif Sch Dist Ser A (NPFGC)	6.55%	8/1/2029	AA-	950	947,996
Riverside CA Cmnty College Dist Unrefunded Bal Ser A (NPFGC)	5.50%	8/1/2029	AA-	15	15,710
Santa Ana Unif Sch Dist Election 2008 Ser A	5.25%	8/1/2025	A+	1,650	1,651,072
Santa Ana Unif Sch Dist Election 2008 Ser A	5.25%	8/1/2026	A+	1,000	989,830
West Contra Costa CA Unif Sch Dist Election of 2005 Ser B	6.00%	8/1/2027	A2	1,000	1,037,220
Yosemite Cmnty College Dist CA Election 2004 Ser C (FSA)	5.00%	8/1/2028	AAA	1,455	1,438,908
Total					32,096,426

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Healthcare 9.85%
Abag Fin Auth For Nonprofit Corp CA Rev Childrens Hosp & Resh A	5.25%	12/1/2027	A	$1,000	$831,320
CA Hlth Facs Fing Auth CA Catholic Hlthcare West Ser G	5.50%	7/1/2025	A	2,500	2,303,850
CA Hlth Facs Fing Auth Rev CA NV Methodist	5.00%	7/1/2036	A	1,000	786,040
CA Hlth Facs Fing Auth Rev Providence Hlth & Svcs Ser C	6.25%	10/1/2024	AA	1,000	1,060,210
CA Infrastr & Econ Dev Bk Rev Kaiser Hosp Ser A	5.50%	8/1/2031	A	1,225	1,077,633
CA Infrastr & Econ Dev Bk Rev Kaiser Hosp Ser B	5.55%	8/1/2031	A+	650	595,030
CA Infrastr & Econ Dev Bk Rev Scripps Res Instl Ser A	5.75%	7/1/2030	Aa3	1,500	1,513,005
CA Muni Fin Auth Ctfs Cmnty Hosps Central CA	5.25%	2/1/2037	Baa2	1,000	685,020
CA Statewide Cmntys Dev Auth Rev CA Statewide Inland Regl Ctr Pj	5.00%	12/1/2017	Baa1	1,000	890,160
CA Statewide Cmntys Dev Auth Rev Daughters of Charity Hlth	5.25%	7/1/2035	BBB	1,675	1,073,139
CA Statewide Cmntys Dev Auth Rev Front Porch Cmntys & Svcs Ser A†	5.125%	4/1/2037	BBB	2,000	1,256,780
CA Statewide Cmntys Dev Auth Rev Vlycare Hlth Sys Ser A	5.125%	7/15/2031	NR	1,500	917,145
Rancho Mirage CA Jt Pwrs Fin Auth Rev Eisenhower Med Ctr Ser A	5.00%	7/1/2021	A3	1,000	901,270
Sierra View Loc Hlthcare Dist CA	5.25%	7/1/2032	A(a)	1,000	782,220
Torrance CA Hosp Rev Torrance Mem Med Ctr Ser A	5.50%	6/1/2031	A+	345	312,594
Torrance CA Hosp Rev Torrance Mem Med Ctr Ser A	6.00%	6/1/2022	A+	500	503,375
Total					15,488,791
Lease Obligations 9.67%
CA St Pub Wrk Bd Dept Forestry & Fire Ser E	5.00%	11/1/2024	A-	1,550	1,365,984
CA St Pub Wrk Bd Lease Rev Dept Gen Svcs Teale Data (AMBAC)	5.25%	3/1/2020	A	1,000	980,440
Los Angeles CA Convtn & Exhibit Ctr Auth Rev Bds Ser A	5.00%	8/15/2020	AA-	1,000	1,062,170

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Lease Obligations (continued)
Los Angeles CA Muni Impt Corp Rev Cap Equip Ser A	5.00%	9/1/2025	AA-	$2,000	$1,865,220
Palm Springs CA Fin Auth Convention Ctr Pj Ser A (NPFGC)	5.50%	11/1/2035	AA-	1,000	916,820
Puerto Rico Comwlth Infrastr Fin Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	1,000	776,260
Rowland Wtr Dist CA COP Recycled Wtr Pj	6.50%	12/1/2035	AA-	1,500	1,618,110
San Buenaventura CA Ser C COP (AMBAC)	5.25%	2/1/2031	A	2,575	2,404,535
San Mateo Cnty CA Jt Pwrs Fin Auth Rev Youth Svcs Campus Ser A	5.00%	7/15/2024	AA+	1,410	1,447,830
Santa Ana CA Unif Sch Dist Fin Pj COP (FSA)	Zero Coupon	4/1/2019	AAA	2,295	1,448,214
Turlock CA Hlth Fac Rev Emanuel Med Ctr Ser B COP	5.50%	10/15/2037	BBB	2,000	1,314,180
Total					15,199,763
Other Revenue 3.85%
CA Muni Fin Auth Rev Bds High Tech High Chula Vista B†	6.00%	7/1/2028	BB+(a)	850	656,192
CA Muni Fin Auth Rev OCEAA Pj Ser A	6.75%	10/1/2028	NR	1,445	1,152,012
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR	500	331,450
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR	1,225	762,379
CA Statewide Cmntys Dev Auth Rev Windrush Sch	5.50%	7/1/2037	NR	1,250	823,162
Fontana CA Pub Fin Auth Tax North Fontana Redev Pj Ser A (AMBAC)	5.50%	9/1/2032	A+	1,000	901,290
Oakland CA Jt Pwrs Fin Auth Reassmt Rev	5.50%	9/2/2024	A-	390	399,079
Santa Cruz Cnty Redevelopment Agy CA Tax Allocation Live Oak/Soquel Cmnty Impt Ser A	6.625%	9/1/2029	A	500	513,385
Santa Cruz Cnty Redevelopment Agy CA Tax Allocation Live Oak/Soquel Cmnty Impt Ser A	7.00%	9/1/2036	A	500	522,505
Total					6,061,454

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Pre-Refunded 11.92%
CA Edl Facs Auth Rev Pooled College/Univ Ser C ETM	6.50%	6/1/2020	Baa3	$3,000	$3,181,950
CA Edl Facs Auth Rev Scripps College	5.25%	8/1/2026	A1	1,145	1,260,588
CA St (AMBAC)(b)	5.00%	4/1/2031	AAA	10,000	11,409,650
CA Statewide Cmnty Dev Ref CHF Irvine LLC UCI East	5.00%	5/15/2038	Baa2	1,000	617,360
El Monte CA City Sch Dist Ser A (FSA)	6.25%	5/1/2025	AAA	1,230	1,302,533
MSR Pub Pwr Agy CA San Juan Pj Rev Ser D ETM (MBIA)	6.75%	7/1/2020	AA	795	964,438
Total					18,736,519
Special Tax 6.13%
Apple Vly CA Redev Agy Tax Alloc Veda Pj Area	4.75%	6/1/2037	BBB+	1,500	1,059,870
Carpinteria CA Santn Dist Spl Assmnt Ltd Ser 2007-1-A	6.90%	9/2/2039	NR	500	501,935
City of San Diego CA Spl Tax Cmnty Facs Dist No 4 Ser A	6.00%	9/1/2037	NR	1,000	759,740
Dana Point Cmnty Facs Dist No 2006-1	5.625%	9/1/2033	NR	550	398,161
Dana Point Cmnty Facs Dist No 2006-1	5.625%	9/1/2037	NR	940	669,468
Jurupa CA Cmnty Svcs Dist Spl Tax Cmnty Facs Dist 18 Eastvale A	5.00%	9/1/2036	NR	1,710	1,094,126
Los Angeles Cnty CA Pub Wks Fin Auth Los Angeles Regl Pk Open Space (FSA)	5.25%	10/1/2018	AAA	1,000	1,129,120
Redding CA Redev Agy Tax Alloc Shastec Redev Pj	5.00%	9/1/2029	BBB+	600	477,906
RNR Sch Fin Auth CA Spl Tax Cmnty Fac Dist No 92-1 Ser A (AMBAC)	5.625%	9/1/2030	A	3,860	3,305,743
South Orange Cnty CA Pub Fin Auth Spl Tax Rev Ladera Ranch Ser A (AMBAC)	4.625%	8/15/2026	A	310	237,417
Total					9,633,486
Tax Revenue 3.57%
Los Angeles Cnty CA Metro Trans Auth Metro Trans Ser A (AG)	5.00%	7/1/2022	AAA	3,000	3,167,970
Los Angeles Cnty CA Metro Trans Auth Rev Prop A-1st Tier Sr Ser B	5.00%	7/1/2031	AAA	1,635	1,567,098
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Sr Ser A (FSA)	4.50%	7/1/2030	AAA	1,000	886,000
Total					5,621,068

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Tobacco 0.22%
Golden St Tob Securitization Corp CA Tob Sttlmnt Rev Asset Bkd Sr Ser A-1	5.75%	6/1/2047	BBB	$245	$139,924
Silicon Vly Tob Securitization Auth CA Cap Apprec Turbo Santa Clara A	Zero Coupon	6/1/2036	BBB+(a)	3,500	212,940
Total					352,864
Transportation 3.54%
Fresno CA Arpt Rev Ser A (FSA)	5.50%	7/1/2030	AAA	1,500	1,436,475
Los Angeles Dept of Arpts Rev Los Angeles Intl Arpt Ser A AMT	5.50%	5/15/2021	AA	2,350	2,349,835
Palm Springs CA Ref Sub Palm Springs Intl Arpt AMT	5.30%	7/1/2013	NR	200	175,400
Palm Springs CA Ref Sub Palm Springs Intl Arpt AMT	6.00%	7/1/2018	NR	250	208,240
Palm Springs CA Ref Sub Palm Springs Intl Arpt AMT	6.40%	7/1/2023	NR	300	236,595
Palm Springs CA Ref Sub Palm Springs Intl Arpt AMT	6.50%	7/1/2027	NR	260	196,763
San Francisco CA City & Cnty Arpt Lease SFO Fuel Ser A AMT (FSA)	6.125%	1/1/2027	AAA	490	455,798
San Francisco CA City & Cnty Commn Intl Arpt Rev AMT (FSA)	5.75%	1/1/2014	AAA	500	501,720
Total					5,560,826
Utilities 23.16%
CA Metro Wtr Dist of Southern CA Rev Ser B	5.00%	7/1/2022	AAA	1,500	1,607,685
CA Pollutn Ctrl Fin Auth Solid Wst Disp Rev Mgmt Inc Pj Ser B AMT	5.00%	7/1/2027	BBB	1,000	706,310
CA Pollutn Ctrl Fin Auth Solid Wst Mgmt Inc Pj Ser A2 AMT	5.40%	4/1/2025	BBB	1,000	769,920
CA St Dept of Wtr Res Central Vly Pj Ser AE	5.00%	12/1/2026	AAA	4,000	4,106,240
Chino Basin Desalter Auth Ser A (AG)	5.00%	6/1/2027	AAA	2,000	2,001,320
City of Riverside CA Issue D (FSA)	5.00%	10/1/2027	AAA	2,550	2,561,475
Eastern Muni Wtr Dist COP Ser H	5.00%	7/1/2033	AA	2,500	2,346,225
Fresno CA Rev Ser A (AG)	5.00%	9/1/2025	AAA	1,530	1,577,445
Imperial CA Ref Wtr Fac COP (FGIC)	5.00%	10/15/2020	AA-	3,250	3,210,707
Los Angeles CA Wtr & Pwr Rev Pwr Sys Ser A-2	5.25%	7/1/2032	AA-	1,500	1,495,875

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CALIFORNIA TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Utilities (continued)
Los Angeles CA Wtr & Pwr Rev Pwr Sys Sub Ser A-1 (FSA)	5.00%	7/1/2015	AAA	$1,000	$1,131,310
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.50%	7/1/2022	A1	1,985	2,062,038
Northern CA Pwr Agy Rev Hydroelectronic No 1-C (AG)	5.00%	7/1/2024	AAA	1,760	1,724,923
Sacramento CA Muni Util Dist (FSA)(b)	5.00%	8/15/2023	AAA	1,920	1,986,182
Sacramento CA Muni Util Dist (FSA)(b)	5.00%	8/15/2024	AAA	1,540	1,593,084
Sacramento CA Muni Util Dist (FSA)(b)	5.00%	8/15/2025	AAA	1,540	1,593,084
Sacramento Cnty CA Santn Dist Sacramento Regl Cnty Ser A (FGIC)	5.25%	12/1/2023	AA	1,500	1,674,525
Santa Margarita-Dana Point Auth CA Rev Wtr Dist Impt Ser 2-3-4 A	5.25%	8/1/2032	AA	2,000	2,011,580
Shasta CA Jt Pwrs Fin Auth Cnty Admin Bldg Pj Ser A (NPFGC)	5.25%	4/1/2023	AA-	675	669,722
Southern CA Pub Pwr Auth Rev Sub Ser A	5.00%	7/1/2020	Aa3	1,500	1,590,135
Total					36,419,785
Total Municipal Bonds (cost $177,481,074)					162,939,772
				Shares (000)
SHORT-TERM INVESTMENT 0.58%
Money Market Mutual Fund
Dreyfus General CA Municipal Money Market Fund Class A (cost $920,327)				920	920,327
Total Investments in Securities 104.20% (cost $178,401,401)					163,860,099
Liabilities in Excess of Cash and Other Assets(e) (4.20%)					(6,610,447)
Net Assets 100.00%					$157,249,652
Open Futures Contracts at March 31, 2009:
Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	June 2009	120	Short	$(15,564,375)	$(380,700)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

CONNECTICUT TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
MUNICIPAL BONDS 101.44%
Corporate-Backed 3.37%
CT St Dev Auth Govt Lease Rev (MBIA)	6.60%	6/15/2014	AA-	$500	$500,000
New Haven CT Solid Wst Auth	5.375%	6/1/2028	A	1,500	1,488,360
Sprague CT Envr Impt Intl Paper Co Pj Ser A AMT	5.70%	10/1/2021	BBB	900	622,971
Virgin Islands Pub Fin Auth Refinery Facs Rev Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	BBB	2,000	1,220,360
Total					3,831,691
Education 26.75%
CT St Higher Edl Ln Auth Rev Ref Sr Fam Ed Ln Pg Ser A AMT (MBIA)	4.80%	11/15/2022	A1	2,065	1,715,395
CT St Hlth & Edl Facs Auth (AG)(b)	5.00%	7/1/2028	AAA	4,050	4,024,991
CT St Hlth & Edl Facs Auth (AG)(b)	5.00%	7/1/2033	AAA	1,500	1,490,738
CT St Hlth & Edl Facs Auth (AG)(b)	5.00%	7/1/2038	AAA	4,610	4,581,533
CT St Hlth & Edl Facs Auth Fairfield Univ Facs Ser M	5.00%	7/1/2026	A-	450	452,948
CT St Hlth & Edl Facs Auth Rev Chase Collegiate Sch Ser A (RADIAN)	4.00%	7/1/2019	BBB+	100	79,128
CT St Hlth & Edl Facs Auth Rev Chase Collegiate Sch Ser A (RADIAN)	5.00%	7/1/2027	BBB+	100	77,166
CT St Hlth & Edl Facs Auth Rev CT College Ser E (MBIA)	5.25%	7/1/2022	AA-	400	419,688
CT St Hlth & Edl Facs Auth Rev CT College Ser G (MBIA)	4.50%	7/1/2037	AA-	620	557,647
CT St Hlth & Edl Facs Auth Rev Fairfield Univ Ser N	5.00%	7/1/2026	A-	2,000	1,919,460
CT St Hlth & Edl Facs Auth Rev Fairfield Univ Ser N	5.00%	7/1/2029	A-	2,000	1,878,240
CT St Hlth & Edl Facs Auth Rev Gunnery Sch (RADIAN)	5.35%	7/1/2031	BBB+	695	546,305
CT St Hlth & Edl Facs Auth Rev Loomis Chaffee Sch Ser F (AMBAC)	4.00%	7/1/2022	A2	95	93,554
CT St Hlth & Edl Facs Auth Rev Norwich Free Academy Ser A (AMBAC)	5.00%	7/1/2034	A	1,250	1,179,787
CT St Hlth & Edl Facs Auth Rev Quinnipiac Univ Ser H (AMBAC)	5.00%	7/1/2036	A	1,015	975,517
CT St Hlth & Edl Facs Auth Rev Quinnipiac Univ Ser I (MBIA)	5.00%	7/1/2026	AA-	3,000	2,942,010

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONNECTICUT TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Education (continued)
CT St Hlth & Edl Facs Auth Rev Quinnipiac Univ Ser I (MBIA)	5.00%	7/1/2027	AA-	$1,000	$980,000
CT St Hlth & Edl Facs Auth Rev Renbrook Sch Ser A (AMBAC)	5.00%	7/1/2030	A	465	458,974
CT St Hlth & Edl Facs Auth Rev Renbrook Sch Ser A (AMBAC)	5.00%	7/1/2037	A	700	664,454
CT St Hlth & Edl Facs Auth Rev Sacred Hrt Ser C	6.50%	7/1/2016	BBB	230	230,115
CT St Hlth & Edl Facs Auth Rev Trinity College Ser J (MBIA)	4.25%	7/1/2031	AA-	1,000	859,940
CT St Hlth & Edl Facs Auth Rev Univ CT Fndtn Ser A	5.375%	7/1/2029	AA-	215	217,599
CT St Hlth & Edl Facs Auth Rev Univ Hartford Ser E (RADIAN)	5.25%	7/1/2032	BBB+	2,900	2,338,096
Univ CT Ser A	5.00%	4/1/2018	AA	1,580	1,738,237
Total					30,421,522
General Obligation 22.19%
Bridgeport CT Ser C (FGIC)	4.75%	8/15/2021	AA-	1,000	932,510
CT St Ser A	5.00%	2/15/2027	AA	1,000	1,047,550
CT St Ser A	5.00%	4/15/2028	AA	2,555	2,650,838
CT St Ser B	4.75%	5/1/2023	AA	2,000	2,091,600
CT St Ser B	4.75%	5/1/2024	AA	2,000	2,067,920
CT St Ser B	5.00%	5/1/2025	AA	2,500	2,624,400
Hartford CT Ser A (AG)	5.00%	8/15/2028	AAA	1,740	1,733,475
Hartford CT Ser A (AMBAC)	5.00%	8/15/2024	A	1,470	1,522,773
Hartford CT Ser A (AMBAC)	5.00%	8/15/2026	A	1,000	1,018,420
Montville CT	6.70%	6/15/2009	Aa3	550	556,732
Montville CT	6.70%	6/15/2010	Aa3	575	606,723
New Haven CT (AMBAC)	5.00%	11/1/2020	A	2,000	2,072,640
New Haven CT Ser A (AG)	4.75%	3/1/2028	AAA	1,145	1,114,302
New Haven CT Unrefunded Bal Ser B (FGIC)	5.00%	11/1/2019	A-	560	587,546
Northern Mariana Islands Comwlth Ser A	5.00%	6/1/2030	NR	2,500	1,647,150
Puerto Rico Comwlth Pub Impt Bal Pub Impt	Zero Coupon	7/1/2018	BBB-	2,035	1,161,639
Puerto Rico Comwlth Ser A	5.375%	7/1/2033	BBB-	1,000	799,200

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONNECTICUT TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
General Obligation (continued)
Puerto Rico Comwlth Unrefunded Bal Pub Impt (FSA)	5.125%	7/1/2030	AAA	$945	$888,442
Redding CT	6.60%	4/15/2010	Aaa	100	106,214
Total					25,230,074
Healthcare 11.12%
CT St Dev Auth Hlth Facs Rev Alzheimers Res Ctr CT Inc Pj	5.50%	8/15/2027	NR	1,380	908,813
CT St Dev Auth Rev Duncaster Inc Pj (RADIAN)	5.125%	8/1/2022	BBB+	235	181,495
CT St Hlth & Edl Facs Auth Rev Bridgeport Hosp Ser A (MBIA)	6.625%	7/1/2018	AA-	1,250	1,249,662
CT St Hlth & Edl Facs Auth Rev Bristol Hosp Ser B (RADIAN)	5.50%	7/1/2021	BBB+	1,000	808,310
CT St Hlth & Edl Facs Auth Rev Catholic Hlth East Ser F (MBIA)	5.625%	11/15/2020	AA-	325	326,742
CT St Hlth & Edl Facs Auth Rev Child Care Pg Ser C (AMBAC)	5.625%	7/1/2029	A	970	936,399
CT St Hlth & Edl Facs Auth Rev CT College Ser E (MBIA)	5.00%	7/1/2032	AA-	1,050	1,050,714
CT St Hlth & Edl Facs Auth Rev Hosp for Spl Care Ser C (RADIAN)	5.25%	7/1/2037	BBB+	1,345	932,919
CT St Hlth & Edl Facs Auth Rev Waterbury Hosp Issue Ser C (RADIAN)	5.75%	7/1/2029	BBB+	650	492,830
CT St Hlth & Edl Facs Auth Rev William W Backus Hosp Ser G (FSA)	5.00%	7/1/2035	AAA	1,000	898,300
CT St Hlth & Edl Facs Auth Rev Yale New Haven Hosp Ser J-1 (AMBAC)	5.00%	7/1/2024	A1	1,715	1,705,825
CT St Hlth & Edl Facs Auth Rev Yale New Haven Hosp Ser J-1 (AMBAC)	5.00%	7/1/2031	A1	3,500	3,158,785
Total					12,650,794
Housing 1.23%
CT St Hsg Fin Auth Hsg Mtg Fin Ser F AMT (AMBAC)	4.90%	11/15/2035	AAA	1,000	895,180
CT St Hsg Fin Auth Spl Oblig Grp Home Mtg (AMBAC)	5.85%	6/15/2030	A	500	505,405
Total					1,400,585

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONNECTICUT TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Lease Obligations 0.73%
Puerto Rico Comwlth Infrastr Fin Auth Mepsi Campus Pj Ser A	6.25%	10/1/2024	NR	$1,000	$830,650
Other Revenue 3.13%
CT St Hlth & Edl Facs Auth Rev Child Care Pg Ser F (AG)	5.00%	7/1/2031	AAA	1,750	1,740,568
CT St Hlth & Edl Facs Auth Rev Trinity College Ser H (MBIA)	4.75%	7/1/2023	AA-	1,030	1,048,581
Puerto Rico Pub Impt Bldgs Unrefunded Bal Govt Facs Ser D	5.25%	7/1/2036	BBB-	1,000	775,930
Total					3,565,079
Pre-Refunded 13.87%
Bridgeport CT Ser C (FGIC)	5.00%	8/15/2020	A-	500	539,195
CT St Hlth & Edl Facs Auth Rev CT St Univ Sys Ser E (FGIC)	5.00%	11/1/2033	AA	750	846,135
CT St Hlth & Edl Facs Auth Rev Fairfield Univ Ser I (MBIA)	5.25%	7/1/2019	AA	600	613,062
CT St Hlth & Edl Facs Auth Rev Fairfield Univ Ser I (MBIA)	5.50%	7/1/2029	AA	1,235	1,262,639
CT St Ser B	5.60%	6/15/2020	Aa3	250	264,145
New Haven CT EM Ser C (MBIA)	5.00%	11/1/2021	AA-	10	10,867
New Haven CT Ser A (AMBAC)	5.00%	11/1/2021	A	30	31,366
New Haven CT Unrefunded Bal Ser A (AMBAC)	5.00%	11/1/2021	A	970	1,078,999
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser D (FSA)	5.00%	7/1/2032	AAA	410	459,844
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser D	5.25%	7/1/2038	AAA	1,000	1,109,230
Puerto Rico Elec Pwr Auth Pwr Rev Ser II (FSA)	5.125%	7/1/2026	AAA	1,925	2,185,183
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN (MBIA)	5.00%	7/1/2032	AAA	1,500	1,708,440
Puerto Rico Elec Pwr Auth Rev Ser II	5.25%	7/1/2031	A3	1,000	1,130,550
Puerto Rico Pub Fin Corp Approp E	5.50%	8/1/2029	Aaa	750	828,998
Univ CT Rev Student Fee Ser A	6.00%	11/15/2021	AA-	390	426,691
Univ CT Rev Student Fee Ser A (FGIC)	5.75%	11/15/2020	Aa3	205	223,464
Univ CT Rev Student Fee Ser A (FGIC)	6.00%	11/15/2025	Aa3	500	547,040
Waterbury CT Ser A (FSA)	5.125%	4/1/2022	AAA	2,250	2,504,070
Total					15,769,918

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONNECTICUT TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Special Tax 1.85%
CT St Spl Tax Oblig Transn Infrastr Ser A (AMBAC)	5.00%	8/1/2023	AA	$1,500	$1,591,080
Georgetown Spl Taxing Dist CT Ser A	5.125%	10/1/2036	NR	1,000	507,130
Total					2,098,210
Tax Revenue 1.77%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Ser A	5.25%	8/1/2057	A+	1,000	814,600
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (FGIC)	5.00%	10/1/2025	AA-	1,500	1,198,440
Total					2,013,040
Tobacco 0.37%
Childrens Tr Fd Puerto Rico Tob Sttlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	635	423,786
Transportation 0.47%
Puerto Rico Comwlth Hwy & Transn Rev Unrefunded Bal Ser D (FSA)	5.00%	7/1/2032	AAA	590	533,679
Utilities 14.59%
CT St Dev Auth Lt & Pwr B AMT	5.95%	9/1/2028	Baa1	2,550	2,197,845
CT St Dev Auth Solid Wst Disp Facs Rev PSEG Pwr LLC Pj Ser A AMT	5.75%	11/1/2037	Baa1	1,500	1,151,310
CT St Dev Auth Wtr Fac Rev Aquarion Wtr Co of CT Pj AMT (XLCA)	4.70%	7/1/2036	NR	2,000	1,415,720
CT St Dev Auth Wtr Fac Rev Aquarion Wtr Co of CT Pj AMT (XLCA)	5.00%	7/1/2038	NR	3,700	2,874,456
CT St Dev Auth Wtr Fac Rev Bridgeport AMT TCRS (AMBAC)	6.15%	4/1/2035	A	500	431,895
CT St Dev Auth Wtr Fac Rev CT Wtr Pj Ser A AMT (FGIC)	5.00%	10/1/2040	AA-	500	393,965
CT St Muni Elec Enrg Co Op Pwr Supply Sys Rev Ser A (AMBAC)	5.00%	1/1/2022	Aa3	1,650	1,745,337
Naugatuck CT Incineration Facs Pj Ser A AMT COP (AMBAC)	5.00%	6/15/2022	A2	250	244,082
Puerto Rico Elec Pwr Auth Ser TT	5.00%	7/1/2037	A3	1,500	1,164,765
Puerto Rico Elec Pwr Auth Ser WW	5.00%	7/1/2028	A3	1,500	1,217,460
South Central CT Regl Wtr Auth Wtr Sys Rev 22nd Ser (FSA)	5.00%	8/1/2038	AAA	2,000	1,993,760

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CONNECTICUT TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Utilities (continued)
Stamford CT Wtr Pollutn Ctrl Sys & Fac Rev Ser A	5.00%	11/15/2032	AA+	$1,000	$1,006,910
Virgin Islands Wtr & Pwr Auth Elec Sys Rev Ser A	5.00%	7/1/2031	BBB-	1,000	756,780
Total					16,594,285
Total Municipal Bonds (cost $125,247,911)					115,363,313
				Shares (000)
SHORT-TERM INVESTMENT 1.64%
Money Market Mutual Fund
Dreyfus CT Municipal Cash Management (cost $1,861,898)				1,862	1,861,898
Total Investments in Securities 103.08% (cost $127,109,809)					117,225,211
Liabilities in Excess of Cash and Other Assets(e) (3.08%)					(3,499,171)
Net Assets 100.00%					$113,726,040
Open Futures Contracts at March 31, 2009:
Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	June 2009	143	Short	$(18,547,547)	$(478,308)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

HAWAII TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
MUNICIPAL BONDS 98.87%
Corporate-Backed 1.76%
HI St Dept Trans Spl Fac Rev Continental Airlines Inc AMT	7.00%	6/1/2020	B	$950	$707,427
Virgin Islands Pub Fin Auth Refinery Facs Rev Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	BBB	2,250	1,372,905
Total					2,080,332
Education 5.16%
HI St Dept Bdgt & Fin Spl Purp Rev Chaminade Univ Honolulu (RADIAN)	4.75%	1/1/2036	BBB+	1,000	675,060
HI St Dept Bdgt & Fin Spl Purp Rev Chaminade Univ Honolulu (RADIAN)	5.00%	1/1/2026	BBB+	100	77,563
HI St Dept Bdgt & Fin Spl Purp Rev Mid Pacific Institute (RADIAN)	4.625%	1/1/2036	BBB+	500	336,730
HI St Dept Bdgt & Fin Spl Purp Rev Mid Pacific Institute (RADIAN)	5.00%	1/1/2026	BBB+	1,000	787,810
HI St Hsg Fin & Dev Corp Rev Univ of HI Faculty Hsg Pj (AMBAC)	5.65%	10/1/2016	A	845	845,228
HI St Hsg Fin & Dev Corp Rev Univ of HI Faculty Hsg Pj (AMBAC)	5.70%	10/1/2025	A	380	363,569
Univ of HI Ser A (MBIA)	4.125%	10/1/2026	AA-	1,670	1,462,085
Univ of HI Ser A (MBIA) (FSA)	5.00%	7/15/2024	AAA	1,500	1,539,480
Total					6,087,525
General Obligation 35.52%
HI Cnty HI Ser A (FGIC)	5.60%	5/1/2013	AA-	1,780	2,009,584
HI Cnty HI Ser A (FSA)	5.00%	7/15/2023	AAA	1,000	1,033,380
HI Cnty HI Ser A (MBIA)	5.00%	7/15/2024	AA-	1,000	1,027,000
HI Cnty HI Ser A (MBIA)	5.25%	7/15/2023	AA-	595	621,710
HI Cnty Ser A	5.00%	7/15/2020	AA-	1,150	1,222,783
HI St Ser BZ	6.00%	10/1/2010	AA	500	536,990
HI St Ser BZ	6.00%	10/1/2012	AA	500	571,725
HI St Ser CA (FGIC)	8.00%	1/1/2013	AA	2,000	2,428,320
HI St Ser CZ (FSA)	5.25%	7/1/2018	AAA	1,000	1,065,190
HI St Ser DE (MBIA)	5.00%	10/1/2012	AA	2,000	2,230,200
HI St Ser DE (MBIA)	5.00%	10/1/2024	AA	1,000	1,041,380
HI St Ser DG (AMBAC)	5.00%	7/1/2016	AA	1,000	1,128,250

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HAWAII TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
General Obligation (continued)
HI St Ser DI (FSA)	5.00%	3/1/2020	AAA	$2,000	$2,176,280
HI St Ser DK	5.00%	5/1/2025	AA	3,500	3,652,985
HI St Ser DK	5.00%	5/1/2026	AA	2,500	2,590,350
HI St Ser DK	5.00%	5/1/2027	AA	2,500	2,573,425
Honolulu HI City & Cnty Ser A (FSA)	5.00%	7/1/2021	AAA	1,070	1,180,799
Honolulu HI City & Cnty Ser A (FSA)	5.00%	7/1/2022	AAA	1,525	1,664,675
Honolulu HI City & Cnty Ser A (FSA)	5.00%	7/1/2028	AAA	3,295	3,409,501
Honolulu HI City & Cnty Ser B (MBIA)	5.00%	7/1/2018	AA	1,000	1,093,990
Honolulu HI City & Cnty Ser D (MBIA)	5.00%	7/1/2023	AA	2,000	2,088,080
Kauai Cnty HI Ser A (FGIC)	5.00%	8/1/2026	AA-	250	251,735
Kauai Cnty HI Ser A (FGIC)	5.00%	8/1/2029	AA-	1,000	984,880
Kauai Cnty HI Ser A (MBIA)	5.50%	8/1/2021	AA-	1,630	1,688,142
Maui Cnty HI (MBIA)	5.00%	3/1/2025	AA	1,000	1,031,940
Maui Cnty HI Ser A (MBIA)	5.00%	7/1/2023	AA	1,040	1,088,797
Northern Mariana Islands Comwlth Ser A	5.00%	6/1/2030	NR	1,000	658,860
Puerto Rico Comwlth Ser A	5.375%	7/1/2028	BBB-	1,000	825,880
Total					41,876,831
Healthcare 3.18%
HI St Dept Bdgt & Fin Kahala Nui Pj Ser A	7.875%	11/15/2023	NR	500	472,700
HI St Dept Bdgt & Fin Kahala Nui Pj Ser A	8.00%	11/15/2033	NR	100	89,875
HI St Dept Bdgt & Fin Spl Purp Linked Ctfs	6.40%	7/1/2013	BBB+	1,505	1,661,339
HI St Dept Bdgt & Fin Spl Purp Rev Kahala Nui Pj Ser A	6.75%	11/15/2009	NR	500	498,910
Kuakini HI Hlth Sys Spl Purp Rev Ser A	6.30%	7/1/2022	BBB-	1,000	875,100
Puerto Rico Indl Tourist Ed & Mutuo Oblig Grp Ser A (MBIA)	6.25%	7/1/2024	AA-	150	150,000
Total					3,747,924
Housing 1.57%
HI St Hsg Fin & Dev Corp Sing Fam Mtg Purp Rev Ser B (FNMA)	5.30%	7/1/2028	AAA	850	850,229
HI St Hsg Fin & Dev Corp Sing Fam Mtg Purp Rev Ser B (FNMA)	5.45%	7/1/2017	AAA	1,005	1,006,035
Total					1,856,264

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HAWAII TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Lease Obligations 1.54%
HI St Dept Hawaiian Home Kapolei Office Fac Ser A COP (FSA)	5.00%	11/1/2031	Aa3	$1,000	$980,070
Puerto Rico Comwlth Infrastr Fin Auth Mepsi Campus Pj Ser A	6.25%	10/1/2024	NR	1,000	830,650
Total					1,810,720
Other Revenue 0.84%
HI St Cap Dist Kapolei St Office Ser A COP (AMBAC)	5.00%	5/1/2018	A	475	480,282
HI St Cap Dist St Office COP (MBIA)	5.50%	5/1/2020	AA-	500	510,580
Total					990,862
Pre-Refunded 17.79%
HI Cnty HI Ser A (FGIC)	5.50%	7/15/2017	A+	1,045	1,149,375
HI St Second Ser CR (FSA)	6.90%	7/1/2012	AA	820	877,548
HI St Ser CU (MBIA)	5.25%	10/1/2020	AA	1,700	1,812,166
Honolulu HI City & Cnty Bd Wtr Supply Wtr Sys Rev (FSA)	5.25%	7/1/2031	AAA	100	109,619
Honolulu HI City & Cnty Ser A (FSA)	5.125%	9/1/2021	AAA	600	656,400
Honolulu HI City & Cnty Wtr ETM TCRS (FGIC)	6.00%	12/1/2015	Aa2	1,000	1,221,740
Kauai Cnty HI (FGIC)	6.125%	8/1/2024	A+	580	622,711
Kauai Cnty HI Ser A (MBIA)	5.50%	8/1/2021	AA-	865	955,176
Maui Cnty HI Ser A (FGIC)	6.10%	3/1/2020	AA	500	530,635
Maui Cnty HI Ser A (MBIA)	5.00%	3/1/2022	AA	750	830,835
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y	5.50%	7/1/2036	Aaa	1,000	1,202,030
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y (IBC) (MBIA)	5.50%	7/1/2036	AA	250	299,587
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser D	5.25%	7/1/2038	AAA	1,000	1,109,230
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser D	5.75%	7/1/2041	AAA	3,000	3,374,760
Puerto Rico Comwlth Infrastr Fin Auth Spl Ser A	5.375%	10/1/2024	AAA	300	314,694
Puerto Rico Comwlth Infrastr Fin Auth Spl Ser A	5.50%	10/1/2032	AAA	200	210,160
Puerto Rico Pub Impt Bldgs Govt Facs Ser D	5.25%	7/1/2036	BBB-	1,465	1,620,129

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HAWAII TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Pre-Refunded (continued)
Univ HI Univ Sys Rev (FGIC)	5.125%	7/15/2032	Aa3	$1,100	$1,235,927
Univ HI Univ Sys Rev Ser A (FGIC)	5.50%	7/15/2029	Aa3	2,500	2,838,975
Total					20,971,697
Special Tax 4.15%
HI St Dept of Hawaiian Home Lands(d)	5.875%	4/1/2034	A2	3,000	2,928,990
Puerto Rico Comwlth Infrastr Fin Auth Spl Ser B	5.00%	7/1/2046	BBB+	1,000	729,120
Puerto Rico Comwlth Infrastr Fin Auth Spl Ser C (AMBAC)	5.50%	7/1/2028	A	1,475	1,235,268
Total					4,893,378
Tax Revenue 1.66%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Ser A	5.25%	8/1/2057	A+	1,000	814,600
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (FGIC)	4.25%	10/1/2029	AA-	500	343,625
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (FGIC)	5.00%	10/1/2025	AA-	1,000	798,960
Total					1,957,185
Tobacco 0.43%
Childrens Tr Fd Puerto Rico Tob Sttlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	765	510,546
Transportation 8.38%
HI St Hbr Sys Rev Ser A AMT (FSA)	5.00%	1/1/2031	AAA	2,000	1,626,460
HI St Hbr Sys Rev Ser A AMT (FSA)	5.25%	1/1/2027	AAA	1,450	1,292,719
Hl St Hwy	5.00%	1/1/2019	AA+	1,000	1,142,420
HI St Hwy Rev Ser A (FSA)	5.00%	7/1/2023	AAA	2,000	2,065,860
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser CC (FSA)	5.25%	7/1/2033	AAA	1,000	966,650
Puerto Rico Comwlth Hwy & Trans Auth Rev (FSA) (AG)	5.50%	7/1/2025	AAA	2,000	2,047,420
Puerto Rico Comwlth Hwy & Transn Auth Rev St Infrastr Bk	5.00%	7/1/2022	BBB-	20	16,787
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser M	5.00%	7/1/2046	BBB	1,000	721,790
Total					9,880,106

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

HAWAII TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Utilities 16.89%
HI St Dept Bdgt & Fin Spl Purp Rev Elec Co & Subsidiaries Ser A AMT (FGIC)	4.80%	1/1/2025	Baa1	$1,000	$821,090
HI St Dept Bdgt & Fin Spl Purp Rev Hawaiian Elec Co Ser A AMT (FGIC)	4.65%	3/1/2037	Baa1	1,000	583,760
HI St Dept Bdgt & Fin Spl Purp Rev Hawaiian Elec Co Ser B AMT (FGIC)	4.60%	5/1/2026	Baa1	1,500	996,255
Honolulu HI City & Cnty Bd Wtr Supply Wtr Sys Rev Ser B AMT (MBIA)	5.25%	7/1/2021	AA	1,335	1,228,721
Honolulu HI City & Cnty Ser 2851 (FSA)(b)	5.00%	7/1/2032	NR	10,000	9,691,900
Honolulu HI City & Cnty Wst Sr Ser A (FGIC)	5.00%	7/1/2024	AA-	2,785	2,870,583
Kauai Cnty HI Ser A (FGIC)	5.00%	8/1/2028	AA-	1,000	993,800
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Sr Lien Ser A (AG)	5.00%	7/1/2028	AAA	1,000	948,970
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Sr Lien Ser A (AG)	5.125%	7/1/2047	AAA	1,000	888,260
Virgin Islands Wtr & Pwr Auth Elec Sys Rev Ser A	5.00%	7/1/2027	BBB-	555	434,848
Virgin Islands Wtr & Pwr Auth Elec Sys Rev Ser A	5.00%	7/1/2031	BBB-	600	454,068
Total					19,912,255
Total Investments in Municipal Bonds 98.87% (cost $121,032,413)					116,575,625
Cash and Other Assets in Excess of Liabilities(e) 1.13%					1,335,712
Net Assets 100.00%					$117,911,337
Open Futures Contracts at March 31, 2009:
Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	June 2009	93	Short	$(12,062,391)	$(294,618)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

MISSOURI TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
MUNICIPAL BONDS 98.44%
Corporate-Backed 2.21%
MO St Dev Fin Bd Solid Wst Disp Rev Procter & Gamble Paper Pj AMT	5.20%	3/15/2029	AA-	$1,150	$1,055,976
MO St Envr Impt & Enrg Res Auth MO KC Pwr & Lt Co Pj AMT	4.90%	5/1/2038	Baa1	1,500	1,392,630
Virgin Islands Pub Fin Auth Refinery Facs Rev Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	BBB	1,500	915,270
Total					3,363,876
Education 6.54%
Curators Univ MO Sys Facs Rev Ser A	5.00%	11/1/2023	AA	2,000	2,124,540
Lincoln Univ MO Auxiliary Sys (AG)	5.00%	6/1/2027	AAA	500	509,360
Lincoln Univ MO Auxiliary Sys (AG)	5.125%	6/1/2037	AAA	1,250	1,243,450
MO St Hlth & Edl Facs Auth Rev Washington Univ	5.00%	2/15/2033	AAA	3,000	3,014,460
MO St Hlth & Edl Facs Auth Rev Washington Univ Ser A	5.00%	2/15/2022	AAA	600	635,574
MO St Hlth & Edl Facs Auth Rev Washington Univ Ser A	5.25%	3/15/2018	AAA	375	437,269
Univ MO Univ Rev Sys Facs Ser B (IBC) (MBIA)	5.00%	11/1/2027	AA	1,500	1,516,185
Univ of MO Ser A	5.00%	11/1/2017	AA	400	456,204
Total					9,937,042
General Obligation 6.97%
Jackson Cnty MO Reorg Sch Dist No 7 Lee's Summit Sch Bldg (MBIA)	5.25%	3/1/2022	Aa2	1,000	1,077,290
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	2,500	1,599,125
Puerto Rico Comwlth Pub Impt Ser A (IBC) (MBIA)	5.50%	7/1/2029	AA-	1,000	833,620
St. Louis Cnty MO Pkwy C-2 Sch Dist	5.00%	3/1/2025	AAA	2,000	2,121,880
St. Louis Cnty MO Pkwy Sch Ser A	5.00%	3/1/2024	AAA	3,320	3,465,084
St. Louis Cnty MO Sch Dist No R-8 Lindbergh (MBIA)	Zero Coupon	3/1/2018	AA	2,080	1,495,062
Total					10,592,061

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MISSOURI TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Healthcare 11.77%
Boone Cnty MO Hosp Ctr	5.75%	8/1/2028	A3	$1,500	$1,356,390
Cape Girardeau Cnty MO Indl Dev Auth Hlthcare Facs Rev Unrefunded Bal Southeast MO Hosp	5.75%	6/1/2032	BBB+(a)	260	205,335
Cass Cnty MO Hosp Rev	5.625%	5/1/2038	BBB-(a)	1,500	1,031,700
Hannibal MO Indl Dev Auth Hlth Facs Rev	5.00%	3/1/2022	BBB+	835	665,370
Joplin MO Indl Dev Auth Hlth Facs Rev Freeman Hlth Pj	5.75%	2/15/2035	BBB+	2,500	1,947,125
MO St Hlth & Edl Facs Auth BJC Hlth Sys	5.25%	5/15/2032	AA	5,000	4,839,750
MO St Hlth & Edl Facs Auth MO SSM Hlthcare Ser A	5.00%	6/1/2028	AA-	2,000	1,941,960
MO St Hlth & Edl Facs Auth MO St. Luke's Hlth Ser 2005A (FSA)	5.50%	11/15/2028	AAA	1,850	1,895,695
MO St Hlth & Edl Facs Auth Rev Sr Living Facs Lutheran Ser A	5.375%	2/1/2035	A-(a)	3,680	2,373,158
St. Genevieve Cnty MO Hosp Rev Ser B	5.00%	3/1/2032	NR	1,510	900,609
St. Louis Cnty MO Indl Dev Auth Sr Living Facs Rev St. Andrew's Resh For Srs Ser A	6.375%	12/1/2041	NR	1,000	723,040
Total					17,880,132
Housing 3.41%
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Hmownrship Ln Pg A-1 AMT (GNMA/FNMA)	5.90%	9/1/2035	AAA	580	577,315
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Hmownrship Ln Pg B AMT (GNMA/FNMA)	4.70%	9/1/2026	AAA	1,860	1,664,105
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Mtg Rev AMT (GNMA/FNMA)	5.375%	9/1/2022	AAA	515	505,817
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Ser E-1 AMT (GNMA/FNMA)	Zero Coupon	3/1/2029	AAA	470	148,816
MO St Hsg Dev Commn Rev Multi Fam Hsg Ashley Pk 2 AMT (FHA)	4.875%	7/1/2037	AA	1,500	1,248,735
MO St Hsg Dev Commn Rev Multi Fam Hsg Meadow Ridge 1 AMT (FHA)	4.875%	7/1/2030	AA	530	458,466
MO St Hsg Dev Commn Rev Multi Fam Hsg Met Vlg 5 AMT (FHA)	4.75%	7/1/2021	AA	615	573,703
Total					5,176,957

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MISSOURI TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Lease Obligations 11.54%
Cape Girardeau Cnty MO Bldg Corp Reorg Sch Dist R-02 Leasehold Jackson R-II HS (MBIA)	5.25%	3/1/2026	AA-	$1,000	$1,035,070
Grandview MO COP (FGIC)	5.00%	1/1/2027	A3	1,700	1,637,882
Jackson Cnty MO Pub Bldg Corp Leasehold Rev Cap Impts Pj	5.00%	12/1/2029	Aa3	1,500	1,513,140
Jackson Cnty MO Pub Bldg Corp Leasehold Rev Cap Impts Pj Ser A (MBIA)	5.00%	12/1/2018	Aa3	1,385	1,511,811
Jackson Cnty MO Pub Bldg Corp Leasehold Rev Cap Impts Pj Ser B	5.00%	12/1/2031	Aa3	1,000	998,590
Jackson Cnty MO Spl Oblig Harry S. Truman Sports Complex (AMBAC)	5.00%	12/1/2021	AA-	2,000	2,048,440
Kansas City MO Spl Fac Rev MCI Overhaul Base Pj Ser G AMT	4.50%	9/1/2026	AA-	585	470,878
MO Dev Fin Bd Cultural Facs Nelson Gallery Fndtn Ser A (MBIA)	5.00%	12/1/2030	AA-	3,300	3,316,896
MO St Dev Fin Bd Infrastr Facs Rev Branson Landing Pj Ser A	5.00%	6/1/2035	BBB+	1,220	873,544
Puerto Rico Pub Impt Bldgs Govt Facs I GTD	5.25%	7/1/2033	BBB-	2,465	1,920,630
Springfield MO Spl Oblig Heers Garage Pj Ser B	4.50%	11/1/2027	A1	500	452,710
St. Louis MO Muni Fin Corp Police Cap Impts Sales Tax (FSA)	5.00%	2/15/2023	AAA	1,675	1,753,055
Total					17,532,646
Other Revenue 13.05%
Kansas City MO East Vlg Pj Ser B (AG)	5.00%	4/15/2024	AAA	1,000	1,037,510
Kansas City MO East Vlg Pj Ser B (AG)	5.00%	4/15/2025	AAA	1,860	1,908,918
Kansas City MO Muni Assistance Corp Rev Ser A	5.125%	3/1/2019	A2	1,100	1,109,108
MO Dev Fin Bd Cultural Facs Rev Ser B	5.00%	6/1/2037	AAA	2,000	1,999,860
MO St Bd of Pub Bldgs Ser A	5.00%	10/15/2027	AA+	7,500	7,670,625
MO St Dev Fin Bd Infrastr Facs Crackerneck Creek Pj Ser C	5.00%	3/1/2028	A+	1,000	880,140
MO St Dev Fin Bd Midwest Resh Instl Pj	4.50%	11/1/2027	Baa2	1,000	643,170
MO St Dev Fin Bd Midwest Resh Instl Pj	5.00%	11/1/2022	Baa2	1,000	761,050
MO St Hlth & Edl Facs Auth SSM Hlth 2008 Ser B (AMBAC)	5.25%	6/1/2021	AA-	235	256,416

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MISSOURI TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Other Revenue (continued)
MO St Hlth & Edl Facs Auth SSM Hlth 2008 Ser B (AMBAC)	5.25%	6/1/2021	AA-	$1,470	$1,470,735
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.25%	6/15/2025	NR	575	403,322
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.35%	6/15/2032	NR	1,000	646,360
St. Louis MO Indl Dev Auth Rev Convtn Ctr Hotel (AMBAC)	Zero Coupon	7/15/2020	A	2,000	1,042,320
Total					19,829,534
Pre-Refunded 9.99%
Bowling Green MO Sch Dist R-I Bldg Corp Leasehold Rev (MBIA)	5.85%	3/1/2020	NR	1,000	1,048,570
Cape Girardeau Cnty MO Indl Dev Hlthcare Southeast MO Hosp	5.75%	6/1/2032	NR	1,340	1,514,267
MO St Bonne Terre Prison Pj Ser A COP (AMBAC)	5.15%	6/1/2018	Aa2	1,015	1,021,800
MO St Dev Fin Bd Infrastr Facs Rev Hartman Heritage Ctr Pj Ser A (AMBAC)	5.875%	4/1/2020	Baa1	1,000	1,000,000
MO St Hlth & Edl Facs Auth Rev Washington Univ Ser A	6.00%	3/1/2030	Aaa	850	900,898
MO St Hlth & Edl Facs Auth Rev Washington Univ Ser B	5.00%	3/1/2030	AAA	1,800	1,806,426
MO St Hlth & Edl Facs Auth Rev Webster Univ (MBIA)	5.25%	4/1/2021	Baa1	2,000	1,975,500
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.75%	7/1/2041	AAA	1,000	1,124,920
Puerto Rico Pub Impt Bldgs Auth Rev Govt Facs I GTD	5.25%	7/1/2033	Baa3	35	39,354
St. Louis Cnty MO Pattonville No R-3 Sch Dist MO Direct Deposit Pg (FGIC)	6.00%	3/1/2019	AA-	845	895,599
St. Louis MO Arpt Rev Arpt Dev Pg Ser A (MBIA)	5.25%	7/1/2031	AAA	2,000	2,187,680
St. Louis MO Muni Fin Corp Leasehold Rev Carnahan Courthouse Ser A (FGIC)	5.125%	2/15/2027	NR	1,500	1,657,785
Total					15,172,799
Special Tax 2.85%
Branson Hills Infrastr Facs Cmnty Impt Dist MO Spl Ser A	5.50%	4/1/2027	NR	1,375	887,068
Howard Bend MO Levee Dist Impt	4.40%	3/1/2026	BBB	1,000	835,650

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MISSOURI TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Special Tax (continued)
Kansas City MO Tax Inc Fing Comm Tax Inc Rev Kansas City MO Maincor Pj Ser A	5.25%	3/1/2018	NR	$500	$395,305
Osage Beach MO Tax Inc Prewitts Pt Pj	5.00%	5/1/2023	NR	1,000	622,720
Riverside Quindaro Bend Levee Dist MO lmpt Rev L 385 Pj (RADIAN)	5.00%	3/1/2017	BBB+	795	730,867
Stone Canyon Cmnty Impt Dist MO Rev Pub Infrastr Impt Pj	5.75%	4/1/2027	NR	1,300	859,599
Total					4,331,209
Tax Revenue 2.57%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Ser A	5.25%	8/1/2057	A+	775	631,315
St. Louis MO Muni Fin Corp Rec Sales Tax Leasehold Rev (AMBAC)	5.00%	2/15/2037	A	4,000	3,275,840
Total					3,907,155
Tobacco 0.48%
Childrens Tr Fd Puerto Rico Tob Sttlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	1,100	734,118
Transportation 7.66%
Bi St Dev Agy MO Met Dist Rev Metrolink Cross Cnty Pj B (FSA)	5.00%	10/1/2032	AAA	3,500	3,143,350
MO St Hwys & Transit Commn Rev 1st Lien Ser B	5.00%	5/1/2022	AAA	2,500	2,691,000
MO St Hwys & Transit Commn Rev 2nd Lien	5.25%	5/1/2021	AAA	3,500	3,888,605
St. Louis MO Ref Lambert Intl Arpt Ser A (FSA)	5.00%	7/1/2025	AAA	2,000	1,920,300
Total					11,643,255
Utilities 19.40%
Kansas City MO Ser A	5.25%	12/1/2032	AA+	1,000	1,002,180
Kansas City MO Ser A	5.25%	1/1/2034	AA	1,000	1,005,220
Metro St. Louis MO Swr Dist Rev Ser A	5.75%	5/1/2038	AA+	1,760	1,851,538
Metro St. Louis MO Swr Dist Wst Wtr Sys Rev Ser A (MBIA)	5.00%	5/1/2034	AA+	4,250	4,243,795
MO Joint Muni Elec Util Commn Rev Iatan 2 Pj Ser A	6.00%	1/1/2039	A3	2,000	1,983,320

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

MISSOURI TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Utilities (continued)
MO Jt Muni Elec Util Cmnty Pwr Iatan 2 Pj Ser A (AMBAC)	5.00%	1/1/2034	A3	$1,000	$881,920
MO Jt Muni Elec Util Cmnty Pwr Pj Rev Plum Point Pj (MBIA)	5.00%	1/1/2034	AA-	5,000	4,089,750
MO Jt Muni Elec Util Cmnty Pwr Pj Rev Ser A (AMBAC)	5.00%	1/1/2023	A3	3,000	2,867,670
MO St Envr Impt & Enrg Res Auth Rev Union Elec Co Pj AMT	5.45%	10/1/2028	Baa1	2,475	2,000,592
MO St Envr Impt & Enrg Res Auth Wtr Fac American Wtr Co Pj AMT (AMBAC)	4.60%	12/1/2036	A	1,000	624,200
MO St Envr Impt & Enrg Unrefunded Bal St Revolving B	7.20%	7/1/2016	Aaa	1,060	1,059,724
MO St Envr Impt & Enrg Unrefunded Bal St Revolving D	5.625%	7/1/2016	Aaa	220	219,798
MO St Envr Impt & Enrg Unrefunded Bal St Revolving E	5.90%	1/1/2019	Aaa	240	239,947
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Sr Lien Ser A (AG)	5.125%	7/1/2047	AAA	1,000	888,260
Puerto Rico Elec Pwr Auth Pwr Rev Ser RR (XLCA)	5.00%	7/1/2025	A3	1,000	833,620
Puerto Rico Elec Pwr Auth Ser WW	5.00%	7/1/2028	A3	1,500	1,217,460
St. Charles Cnty MO Pub Wtr Supply Dist No 2 COP (MBIA)	5.125%	12/1/2027	Baa1	3,000	2,634,000
St. Joseph MO Indl Dev Auth Spl Oblig Rev Sew Sys Impts Pj	5.00%	4/1/2027	A	1,325	1,280,745
Virgin Islands Wtr & Pwr Auth Elec Sys Rev Ser A	5.00%	7/1/2031	BBB-	730	552,449
Total					29,476,188
Total Investments in Municipal Bonds 98.44% (cost $163,085,957)					149,576,972
Cash and Other Assets in Excess of Liabilities(e) 1.56%					2,362,812
Net Assets 100.00%					$151,939,784
Open Futures Contracts at March 31, 2009:
Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	June 2009	90	Short	$(11,673,281)	$(277,999)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

NEW JERSEY TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
MUNICIPAL BONDS 96.04%
Corporate-Backed 5.23%
Bayonne NJ Redev Agy Royal Caribbean Pj Ser A AMT	5.375%	11/1/2035	BB-	$750	$323,295
NJ Econ Dev Auth Amer Wtr Co Inc Ser B AMT (FGIC)	5.375%	5/1/2032	NR	5,000	3,689,900
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	6.50%	4/1/2028	Baa3	675	592,427
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3	320	166,198
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B	1,000	603,940
Virgin Islands Pub Fin Auth Refinery Facs Rev Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	BBB	1,000	610,180
Total					5,985,940
Education 22.13%
Higher Ed Student Assist Auth NJ Student Ln Rev Ser A AMT (MBIA)	6.15%	6/1/2019	AA	465	446,242
NJ Econ Dev Auth Sch Facs Constr Ser 0	5.25%	3/1/2025	AA-	1,085	1,099,235
NJ Econ Dev Auth Sch Facs Constr Ser P	5.25%	9/1/2024	AA-	1,000	1,016,810
NJ Econ Dev Auth Sch Facs Constr Ser P	5.25%	9/1/2026	AA-	1,000	1,016,260
NJ Rutgers St Univ Rev Ser F	5.00%	5/1/2031	AA	2,500	2,525,550
NJ St Edl Facs Auth City Univ Ser E (AG)	5.00%	7/1/2028	Aa2	5,000	4,969,050
NJ St Edl Facs Auth College of NJ (FSA)	5.00%	7/1/2028	AAA	3,000	3,035,220
NJ St Edl Facs Auth Kean Univ Ser D (FGIC)	5.00%	7/1/2032	AA-	500	482,640
NJ St Edl Facs Auth Ref Stevens Inst Technology Ser A	5.00%	7/1/2034	BBB+	1,000	754,940
NJ St Edl Facs Auth Rev Georgian Court Univ Ser D	5.25%	7/1/2037	BBB+	750	575,805
NJ St Edl Facs Auth Rev Montclair St Univ Ser J	5.00%	7/1/2029	A2	2,000	1,933,120
NJ St Edl Facs Auth Rev Rider Univ Ser C (RADIAN)	4.70%	7/1/2027	BBB+	1,000	729,540

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Education (continued)
NJ St Edl Facs Auth Rev Seton Hall Univ Ser E	6.00%	7/1/2028	A	$2,400	$2,500,416
NJ St Edl Facs Auth Rev William Paterson Ser E (XLCA)	5.00%	7/1/2027	A2	2,500	2,499,800
NJ St Edl Facs Auth Rowan Univ Ser B (AG)	5.00%	7/1/2027	AAA	1,725	1,764,623
Total					25,349,251
General Obligation 10.91%
Essex Cnty NJ Impt Auth Pj Rev Cons GTD (AMBAC)	5.25%	12/15/2018	A1	2,000	2,241,960
Gloucester Cnty Impt Auth Cnty Ln Cnty Cap Pg GTD	5.00%	4/1/2028	AA+	2,500	2,560,025
Irvington Twp NJ Gen Impt	5.00%	1/1/2021	A1	1,410	1,530,428
Millburn Twp NJ Sch Dist	5.35%	7/15/2018	Aa1	1,050	1,235,556
Millburn Twp NJ Sch Dist	5.35%	7/15/2019	Aa1	250	293,655
Montville Twp NJ Fire Dist No 23	5.25%	7/15/2016	A2	410	455,084
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	2,500	1,599,125
Pohatcong Twp NJ Sch Dist (FSA)	5.25%	7/15/2026	AAA	1,335	1,503,878
Puerto Rico Comwlth Pub Impt CR (FSA)	4.50%	7/1/2023	AAA	1,000	923,460
Puerto Rico Comwlth Unrefunded Pub Impt Ser A	5.25%	7/1/2030	BBB-	190	152,161
Rahway NJ (FSA)	4.125%	12/15/2026	Aa3	5	4,761
Total					12,500,093
Healthcare 21.64%
Burlington Cnty NJ Bridge Commn Econ Dev Rev The Evergreens Pj	5.625%	1/1/2038	NR	1,000	627,560
Camden Cnty NJ Impt Auth Hlthcare Redev Rev Cooper Hlth Sys Oblig Grp A	5.00%	2/15/2035	BBB	760	482,760
NJ Econ Dev Auth Ret Cmty Rev Seabrook Vlg Inc Fac	5.25%	11/15/2036	NR	1,500	971,550
NJ Econ Dev Auth Rev First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR	500	329,055
NJ Econ Dev Auth Rev First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR	1,000	605,730
NJ Econ Dev Auth Rev Masonic Charity Fndtn Pj	6.00%	6/1/2025	A-	1,000	934,230

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Healthcare (continued)
NJ Hlthcare Fac Fin Auth AHS Hosp Corp Ser A	5.00%	7/1/2027	A+	$2,000	$1,733,200
NJ Hlthcare Fac Fin Auth Rev Atlanticare Regl Med Ctr	5.00%	7/1/2037	A+	1,000	796,380
NJ Hlthcare Fac Fin Auth Rev Cap Hlth Sys Oblig Grp Ser A	5.375%	7/1/2033	Baa1	2,000	1,591,740
NJ Hlthcare Fac Fin Auth Rev Hackensack Univ Med Ctr (AG)	5.25%	1/1/2031	Aa2	2,100	2,038,869
NJ Hlthcare Fac Fin Auth Rev Holy Name Hosp	5.00%	7/1/2036	Baa2	1,700	1,194,437
NJ Hlthcare Fac Fin Auth Rev Hunterdon Med Ctr Ser A	5.25%	7/1/2025	A-	600	507,654
NJ Hlthcare Fac Fin Auth Rev Robert Wood Johnson Univ Hosp	5.75%	7/1/2031	A2	3,000	2,837,910
NJ Hlthcare Fac Fin Auth Rev Somerset Med Ctr	5.50%	7/1/2033	Ba2	1,130	619,138
NJ Hlthcare Fac Fin Auth Rev St. Peter's Univ Hosp Oblig	5.25%	7/1/2021	Baa2	1,000	837,210
NJ Hlthcare Fac Fin Auth Rev Trinitas Hosp Oblig Grp Ser A	4.75%	7/1/2024	BBB-	1,000	706,830
NJ Hlthcare Fac Fin Auth Rev Trinitas Hosp Oblig Grp Ser A	5.25%	7/1/2030	BBB-	1,000	685,690
NJ Hlthcare Facs Fing Auth Rev Hosp Asset Transformation Pg Ser A	5.00%	10/1/2028	AA-	5,000	4,842,650
Puerto Rico Indl Tourist Edl & Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2025	Aa1	415	426,035
Puerto Rico Indl Tourist Edl & Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2030	Aa1	1,000	1,012,050
Puerto Rico Indl Tourist Edl & Mutuo Oblig Grp Ser A (NPFGC)	6.25%	7/1/2024	AA-	1,000	1,000,000
Total					24,780,678
Housing 2.16%
NJ Econ Dev Auth Ref Cranes Mill Pj	5.00%	6/1/2015	BBB-(a)	815	685,113
NJ St Hsg & Mtg Fin Agy Rev Sing Fam Hsg Ser T AMT	4.625%	10/1/2027	AA	2,000	1,721,760
Virgin Islands Hsg Fin Auth Sing Fam Rev Ser A AMT (GNMA)	6.50%	3/1/2025	NR	70	70,239
Total					2,477,112

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Lease Obligations 5.75%
Morris-Union Jt Commn NJ COP (RADIAN)	5.00%	5/1/2027	BBB+	$1,000	$764,450
NJ Econ Dev Auth Rev Ser U (FSA)	5.00%	9/1/2023	AAA	2,030	2,088,890
NJ Econ Dev Auth Rev Ser U (FSA)	5.00%	9/1/2024	AAA	1,000	1,017,820
NJ Econ Dev Auth Sch Facs Constr Ser Y	5.00%	9/1/2033	AA-	1,000	977,890
Puerto Rico Comwlth Infrastr Fin Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	1,000	776,260
Puerto Rico Pub Impt Bldgs Govt Facs I GTD	5.25%	7/1/2033	BBB-	1,230	958,367
Total					6,583,677
Other Revenue 7.37%
Hudson Cnty NJ Impt Auth Hudson Regl Fire/Rescue Ser A (AMBAC)	5.625%	9/1/2019	Baa1	100	102,077
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.25%	1/1/2037	NR	1,300	684,736
Monmouth Cnty NJ Impt Auth Rev Unrefunded Bal Govt Ln (MBIA)	6.40%	12/1/2009	AA	195	195,090
NJ Econ Dev Auth Motor Vehicle Surcharge Rev Ser A (MBIA)	5.00%	7/1/2034	AA-	75	67,565
NJ Econ Dev Auth Muni Rehab (AMBAC)	5.00%	4/1/2028	AA-	1,130	1,116,350
NJ Envr Infrastr Tr Rev Ser C	5.00%	9/1/2021	AAA	3,000	3,388,410
NJ St Edl Facs Auth Rev Richard Stockton College Ser F (NPFCG)	5.00%	7/1/2031	A3	2,765	2,509,680
Rahway NJ COP (MBIA)	5.625%	2/15/2020	Baa1	365	375,373
Total					8,439,281
Pre-Refunded 1.59%
Carteret NJ Bd Ed COP (MBIA)	5.75%	1/15/2030	NR	80	84,076
North Bergen Twp NJ Bd Ed COP (FSA)	6.125%	12/15/2022	Aa3	1,185	1,304,081
Puerto Rico Comwlth Pub Impt Ser A	5.25%	7/1/2030	AAA	310	367,511
Puerto Rico Pub Impt Bldgs Auth Rev Govt Facs I GTD	5.25%	7/1/2033	Baa3	20	22,488
South Brunswick Twp NJ (FGIC)	5.625%	12/1/2023	AA	45	46,514
Total					1,824,670

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Special Tax 0.40%
NJ Econ Dev Auth Newark Downtown Dist Mgmt Corp	5.125%	6/15/2037	Baa3	$700	$454,335
Tax Revenue 0.55%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Ser A	5.25%	8/1/2057	A+	775	631,315
Tobacco 1.10%
Tob Sttlmnt Fin Corp NJ Cap Apprec Asset Bkd 1C	Zero Coupon	6/1/2041	BBB-	25,000	750,750
Tob Sttlmnt Fin Corp NJ Ser 1A	4.75%	6/1/2034	BBB	1,000	513,930
Total					1,264,680
Transportation 14.93%
Hudson Cnty Impt Auth Rev Harrison Pkg Fac Pj Ser C (AG)	5.125%	1/1/2031	AAA	2,500	2,521,750
NJ St Transn Tr Fd TCRS (AMBAC)	5.25%	12/15/2022	AA-	1,500	1,580,985
NJ St Transn Tr Fd Transn Sys Ser A (NPFGC)	5.25%	12/15/2021	AA-	5,000	5,275,100
NJ St Transn Tr Fd Transn Sys Ser B (FGIC)	5.50%	12/15/2020	AA-	1,500	1,636,605
Port Auth NY & NJ Cons 125th Ser (FSA)	5.00%	10/15/2027	AAA	5,000	5,102,350
Port Auth NY & NJ Cons 152nd AMT	5.75%	11/1/2030	AA-	1,000	978,190
Total					17,094,980
Utilities 2.28%
North Hudson Swr Auth NJ Rev Ser C (MBIA)	5.00%	8/1/2022	Baa1	1,025	1,043,860
Puerto Rico Elec Pwr Auth Ser WW	5.00%	7/1/2028	A3	1,000	811,640
Virgin Islands Wtr & Pwr Auth Elec Sys Rev Ser A	5.00%	7/1/2031	BBB-	1,000	756,780
Total					2,612,280
Total Municipal Bonds (cost $124,470,056)					109,998,292

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

NEW JERSEY TAX FREE FUND March 31, 2009

Investments				Shares (000)	Value
SHORT-TERM INVESTMENT 2.38%
Money Market Mutual Fund
Dreyfus NJ Municipal Cash Management (cost $2,727,207)				2,727	$2,727,207
Total Investments in Securities 98.42% (cost $127,197,263)					112,725,499
Cash and Other Assets in Excess of Liabilities(e) 1.58%					1,806,691
Net Assets 100.00%					$114,532,190
Open Futures Contracts at March 31, 2009:
Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	June 2009	125	Short	$(16,212,891)	$(415,605)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

NEW YORK TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
MUNICIPAL BONDS 105.00%
Corporate-Backed 6.12%
Broome Cnty NY Indl Dev Agy Univ Plaza Phase II Pj Ser B (ACA)	5.10%	8/1/2036	NR	$500	$281,230
Essex Cnty NY Indl Dev Agy Intl Paper Co Pj Ser A AMT	4.60%	12/1/2030	BBB	1,400	693,644
Liberty NY Dev Corp Rev Goldman Sachs Headquarters	5.25%	10/1/2035	A1	5,000	4,166,800
New York City NY Indl Dev Agy Spl Fac Rev British Airways AMT	5.25%	12/1/2032	Ba1	2,245	1,143,356
New York City NY Indl Dev Agy Spl Fac Rev JetBlue Airways Corp Pj AMT	5.125%	5/15/2030	B-	3,000	1,493,400
New York City NY Indl Dev Agy United Jewish Appeal Fed Pj A	5.00%	7/1/2027	Aa1	1,250	1,265,425
NY Indl Dev Agy Pkg Fac Rev Royal Charter NY Presbyterian (FSA)	5.75%	12/15/2029	AAA	1,000	1,048,850
Seneca Nation Indians Cap Impts Auth NY Spl Oblig Ser A†	5.00%	12/1/2023	BB	1,000	643,040
Seneca Nation Indians Cap Impts Auth NY Spl Oblig Ser A†	5.25%	12/1/2016	BB	1,000	796,900
TSASC Inc NY Ser 1	5.00%	6/1/2026	BBB	1,750	1,238,545
Virgin Islands Pub Fin Auth Refinery Facs Rev Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	BBB	1,665	1,015,950
Yonkers NY Indl Dev Agy Rev Sacred Heart Assocs Pj Ser A AMT (SONYMA)	4.80%	10/1/2026	Aa1	750	653,640
Total					14,440,780
Education 14.83%
Albany NY Indl Dev Agy Civic Fac Rev Albany College Pharmacy Ser A	5.625%	12/1/2034	BBB-	700	485,667
Albany NY Indl Dev Agy Civic Fac Rev Albany Law Sch Univ Ser A	5.00%	7/1/2031	BBB	1,000	739,110
Cattaraugus Cnty NY Indl Dev Agy Civic Fac Rev St. Bonaventure Univ	5.00%	5/1/2023	BBB-	500	374,615
Cattaraugus Cnty NY Indl Dev Agy Civic Fac Rev St. Bonaventure Univ	5.10%	5/1/2031	BBB-	1,075	713,370
Hempstead Twn NY Indl Dev Agy Civic Fac Rev Hofstra Univ Pj (MBIA)	5.80%	7/1/2015	AA	750	749,850

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Education (continued)
Nassau Cnty NY Ind Dev Agy Continuing Care Ret Amsterdam At Harborside Ser A	6.50%	1/1/2027	NR	$1,000	$813,560
New York City NY Indl Dev Agy Civic Fac Polytechnic Univ Pj (ACA)	5.25%	11/1/2037	BB+	1,000	740,220
New York City NY Indl Dev Agy Civic Rev NY Institute of Tech (MBIA)	5.25%	3/1/2023	AA-	100	104,850
New York City NY Indl Dev Agy Fac Rev Vaughn College Aeronautics B	5.00%	12/1/2031	BB+	1,510	932,002
NY St Dorm Auth Lease Rev Cap Apprec Court Fac	Zero Coupon	8/1/2021	AA+	3,265	1,861,540
NY St Dorm Auth New York Univ Ser C	5.00%	7/1/2029	AA-	5,000	4,993,300
NY St Dorm Auth Rev Colgate Univ (MBIA)	6.00%	7/1/2016	AA-	1,000	1,147,360
NY St Dorm Auth Rev Fordham Univ Ser B (AG)	5.00%	7/1/2023	AAA	1,000	1,052,090
NY St Dorm Auth Rev Fordham Univ Ser B (AG)	5.00%	7/1/2027	AAA	2,405	2,442,181
NY St Dorm Auth Rev Master Boces Pg	5.25%	8/15/2028	A+	3,375	3,298,590
NY St Dorm Auth Rev Pratt Institute (RADIAN)	6.00%	7/1/2024	BBB+	1,000	958,490
NY St Dorm Auth Rev Pratt Institute (RADIAN)	6.00%	7/1/2028	BBB+	2,000	1,916,220
NY St Dorm Auth Rev Rochester Inst Technology Ser A	6.25%	7/1/2029	A1	2,750	2,916,017
NY St Dorm Auth Rev Spl Act Sch Dist Pj (MBIA)	6.00%	7/1/2016	AA-	1,400	1,397,816
NY St Dorm Auth Rev Teachers College	5.375%	3/1/2029	A1	1,000	989,710
NY St Dorm Auth Rev Univ Ser B	5.00%	7/1/2027	AA-	1,500	1,449,360
NY St Dorm Auth Rev 4201 Schs Pg	6.25%	7/1/2020	AA-	1,685	1,762,881
Oneida Cnty NY Indl Dev Agy Rev Hamilton College Civic Fac	5.00%	9/15/2027	Aa2	2,565	2,597,704
Rensselaer Cnty NY Indl Dev Agy Civic Fac Rev Polytech Inst Ser B TCRS (AMBAC)	5.50%	8/1/2022	A	200	203,652
Seneca Cnty NY Indl Dev Agy Civic Fac Rev New York Chiropractic College	5.00%	10/1/2027	BBB	500	345,380
Total					34,985,535

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
General Obligation 12.58%
New York NY Sub Ser I-1(b)	5.00%	4/1/2025	AA	$10,000	$9,848,500
New York NY Unrefunded Bal Ser J	5.50%	6/1/2022	AA	200	205,894
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	4,000	2,558,600
NY St Dorm Auth Revs Non St Supp Debt Sch Dist Fing Pg Ser C (FSA)	5.00%	10/1/2032	AAA	1,425	1,419,143
NY St Urban Dev Corp(b)	5.00%	12/15/2025	AAA	3,290	3,359,574
NY St Urban Dev Corp(b)	5.00%	12/15/2026	AAA	4,790	4,891,295
NY St Urban Dev Corp(b)	5.00%	12/15/2027	AAA	1,920	1,960,603
Puerto Rico Comwlth Pub Impt	5.25%	7/1/2018	BBB-	2,000	1,833,100
Puerto Rico Comwlth Pub Impt Ser A	5.25%	7/1/2024	BBB-	1,500	1,258,125
Puerto Rico Comwlth Ser A	5.375%	7/1/2028	BBB-	1,090	900,209
Puerto Rico Comwlth Unrefunded Bal 07 Pub Impt (IBC) (MBIA)	5.00%	7/1/2028	AA	355	278,789
Puerto Rico Comwlth Unrefunded Pub Impt Ser A	5.25%	7/1/2030	BBB-	190	152,162
Syracuse NY Indl Dev Agy Sch Fac Rev Syracuse City Sch Dist Ser A (FSA)	5.00%	5/1/2027	AAA	1,000	1,018,960
Total					29,684,954
Healthcare 11.03%
Albany NY Indl Dev Agy Civic Fac Rev St. Peter's Hosp Pj Ser A	5.25%	11/15/2027	BBB+	1,500	1,213,020
Albany NY Indl Dev Agy Civic Fac Rev St. Peter's Hosp Pj Ser E	5.50%	11/15/2027	BBB+	1,000	834,240
Cortland Cnty NY Indl Dev Agy Cortland Mem Hosp Pj (RADIAN)	5.625%	7/1/2024	BBB+	1,750	1,539,895
Genesee Cnty NY Indl Dev Agy Civic Fac Rev United Mem Med Ctr Pj	5.00%	12/1/2032	NR	1,000	646,370
Madison Cnty NY Indl Dev Agy Civic Fac Rev Oneida Hlth Sys Inc Pj	5.25%	2/1/2027	BBB-	750	571,545
Madison Cnty NY Indl Dev Agy Civic Fac Rev Oneida Hlth Sys Inc Pj	5.50%	2/1/2032	BBB-	750	557,137
New York City NY Hlth & Hosp Corp Rev Hlth Sys Ser A	5.50%	2/15/2023	A+	1,000	1,026,740
New York City NY Indl Dev Agy Rev Hrbr House Pj A (GNMA)	5.875%	5/20/2044	AA+	595	584,106
NY St Dorm Auth Mem Sloan Kettering Sub Ser A2	5.00%	7/1/2026	AA	5,000	5,006,950

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Healthcare (continued)
NY St Dorm Auth Muni Hlth Facs Lease Sub 2-4	5.00%	1/15/2028	AA-	$1,000	$984,370
NY St Dorm Auth Orange Regl Med Ctr	6.125%	12/1/2029	Ba1	2,000	1,531,480
NY St Dorm Auth Rev Mental Hlth Svc Fac (IBC) (MBIA)	6.00%	8/15/2012	AA-	1,460	1,608,555
NY St Dorm Auth Rev Mtg Nursing Home A (FHA) (NPFGC)	5.40%	2/1/2031	AA-	275	267,424
NY St Dorm Auth Rev Mtg Nursing Home A (FHA) (NPFGC)	5.50%	8/1/2030	AA-	1,000	1,001,640
NY St Dorm Auth Rev Non St Supp Debt NYU Hosp Ctr Ser A	5.00%	7/1/2020	BB+	1,935	1,463,189
NY St Dorm Auth Rev Non St Supp Debt NYU Hosp Ctr Ser A	5.00%	7/1/2036	BB+	1,265	769,120
NY St Dorm Auth Rev Utd Cerebral Palsy Aff No 1-A (AMBAC)	5.75%	7/1/2018	A	1,000	1,052,730
NY St Dorm Auth Rev Catholic Hlth Long Island Oblig Grp	5.00%	7/1/2027	Baa1	1,250	1,091,062
NY St Dorm Auth Revs Lenox Hill Hosp Oblig Grp	5.375%	7/1/2020	Ba1	2,000	1,654,080
NY St Dorm Auth Revs Lenox Hill Hosp Oblig Grp	5.50%	7/1/2030	Ba1	1,500	1,072,095
Suffolk Cnty NY Indl Dev Agy Civic Fac Rev Eastern Long Island Hosp Assoc†	5.375%	1/1/2027	NR	1,280	893,235
Suffolk Cnty NY Indl Dev Agy Civic Fac Rev Eastern Long Island Hosp Assoc†	5.50%	1/1/2037	NR	1,000	641,240
Total					26,010,223
Housing 4.63%
New York City NY Hsg Dev Corp Multi Fam Hsg Rev Ser A AMT	5.50%	11/1/2034	AA	1,500	1,396,305
New York City NY Hsg Dev Corp Multi Fam Hsg Rev Ser L AMT	4.85%	11/1/2025	AA	3,205	2,980,970
NY St Dorm Auth Rev Upstate Cmnty Colleges Ser B	5.25%	7/1/2021	AA-	1,000	1,018,250
NY St Hsg Fin Agy Multi Fam Hsg Rev Division Street Ser A AMT (SONYMA)	5.00%	2/15/2026	Aa1	625	578,619
NY St Mtg Agy Hmownr Mtg Rev Ser 133 AMT	4.95%	10/1/2021	Aa1	2,000	1,945,520
NY St Mtg Agy Hmownr Mtg Rev Ser 143 AMT	4.875%	10/1/2030	Aa1	2,255	1,933,617

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Housing (continued)
NY St Mtg Agy Rev Hmownr Mtg Ser 70	5.40%	4/1/2022	Aa1	$70	$70,053
NY St Mtg Agy Rev Ser 156	5.20%	10/1/2028	Aa1	1,000	989,130
Total					10,912,464
Lease Obligations 12.25%
New York City NY Edl Constr Fd Rev Ser A (FGIC)	5.00%	4/1/2031	AA-	10,215	9,910,082
New York City NY Indl Dev Agy Civic Fac Rev USTA Natl Tennis (FSA)	5.00%	11/15/2023	AAA	1,830	1,928,436
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2031	A	1,000	833,670
New York City Trans Fin Auth NY Fiscal 2007 Ser S1 (FGIC)	5.00%	7/15/2026	AA-	6,150	6,121,341
New York City Trans Fin Auth NY Fiscal 2008 Ser S1	5.00%	1/15/2028	AA-	5,000	4,711,400
NY St Urban Dev Corp Rev St Fac	5.70%	4/1/2020	AA-	4,150	4,616,709
Puerto Rico Comwlth Infrastr Fin Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	1,000	776,260
Total					28,897,898
Other Revenue 8.84%
Albany NY Indl Dev Agy Civic Fac Rev Brighter Choice Charter Ser A	5.00%	4/1/2027	BBB-(a)	1,000	695,860
Albany NY Indl Dev Agy Civic Fac Rev Brighter Choice Charter Ser A	5.00%	4/1/2037	BBB-(a)	1,000	625,360
Broome Cnty NY Indl Dev Agy Rev Univ Plaza LLC Phase 1 Pj A (ACA)	5.20%	8/1/2030	NR	750	453,600
Broome Cnty NY Indl Dev Agy Rev Univ Plaza LLC Phase 1 Pj A (ACA)	5.20%	8/1/2036	NR	1,000	572,000
New York City NY Tr Cultural Res Rev Lincoln Ctr Ser C	5.75%	12/1/2018	A+	2,500	2,711,900
New York City NY Tr Cultural Res Rev Museum Modern Art Ser 1A	5.00%	4/1/2031	Aa2	4,500	4,417,560
NY St Urban Dev Corp Rev Personal Income Tax Ser A-1(b)	5.00%	12/15/2028	AAA	4,160	4,181,923
NY St Urban Dev Corp Rev Personal Income Tax Ser A-1	5.00%	12/15/2028	AAA	2,625	2,638,834
NY St Urban Dev Corp Rev Personal Income Tax Ser B	5.00%	3/15/2032	AAA	2,250	2,210,737

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Other Revenue (continued)
Puerto Rico Pub Impt Bldgs Unrefunded Bal Govt Facs Ser D	5.25%	7/1/2027	BBB-	$265	$215,413
Ulster Cnty NY Indl Dev Agy Civic Fac Rev Ser A	6.00%	9/15/2027	NR	3,000	2,128,140
Total					20,851,327
Pre-Refunded 4.02%
Albany NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser A (FGIC)	6.375%	12/1/2017	NR	650	681,557
Buffalo NY Muni Wtr Fin Auth Wtr Sys Rev (FSA)	6.00%	7/1/2029	AAA	500	511,925
New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser B	6.00%	6/15/2033	AAA	1,470	1,551,864
New York City Transn Fin Auth Fut Tax 2004 Ser C	5.50%	5/1/2025	AAA	5	5,070
NY St Dorm Auth Rev Pace Univ (MBIA)	6.00%	7/1/2029	AA	1,610	1,736,755
NY St Dorm Auth Rev St Supp Debt 2007 Mental Hlth Ser B (MBIA)	6.00%	2/15/2025	AA	10	10,480
NY St Dorm Auth Rev St Supp Debt 2007 Mental Hlth Ser B (MBIA)	6.00%	2/15/2030	AA	10	10,480
NY St Dorm Auth Rev St Supp Debt Unrefunded Bal 2007 Mental B (MBIA)	6.00%	2/15/2025	AA	5	5,240
NY St Dorm Auth Rev St Supp Debt Unrefunded Bal 2007 Mental B (MBIA)	6.00%	2/15/2030	AA	5	5,240
NY St Dorm Auth Rev Supp Debt Mental Hlth Svcs Ser B (MBIA)	6.00%	2/15/2025	AA-	100	104,795
NY St Dorm Auth Rev Supp Debt Mental Hlth Svcs Ser B (MBIA)	6.00%	2/15/2030	AA	100	104,795
Puerto Rico Comwlth Aqueduct & Swr Auth Rev ETM	10.25%	7/1/2009	AAA	80	81,918
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser D	5.25%	7/1/2038	AAA	1,500	1,663,845
Puerto Rico Comwlth Pub Impt Ser A	5.25%	7/1/2030	AAA	310	367,511
Puerto Rico Comwlth Pub Impt Ser A	5.375%	7/1/2028	AAA	555	610,578
Puerto Rico Pub Fin Corp Approp E	5.50%	8/1/2029	Aaa	1,000	1,105,330
Puerto Rico Pub Impt Bldgs Auth Rev Govt Facs Ser D	5.25%	7/1/2027	BBB-	735	812,829
Tompkins Cnty NY Indl Dev Agy Civic Fac Cornell Univ Lake	5.625%	7/1/2020	Aa1	115	123,519
Total					9,493,731

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Tax Revenue 2.51%
New York City Transnl Fin Auth Rev Fiscal 2009 Ser S-1	5.375%	7/15/2024	AA-	$5,000	$5,107,700
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Ser A	5.25%	8/1/2057	A+	1,000	814,600
Total					5,922,300
Tobacco 0.64%
TSASC Inc NY Ser 1	5.125%	6/1/2042	BBB	2,445	1,498,883
Transportation 13.40%
Metro Transn Auth NY Transn Ser A	5.00%	11/15/2031	A	5,000	4,561,800
New York City NY Indl Dev Agy Spl Fac 1990 America Airlines Inc Pj AMT	5.40%	7/1/2019	CCC+	2,635	1,055,370
New York City NY Indl Dev Agy Spl Fac Rev Terminal One Grp Assoc Pj AMT	5.50%	1/1/2021	A3	1,250	1,128,162
New York City NY Indl Dev Agy Spl Fac Rev Terminal One Grp Assoc Pj AMT	5.50%	1/1/2024	A3	2,000	1,699,720
Niagara NY Frontier Auth Arpt Buffalo Niagara Intl Ser B (MBIA)	5.50%	4/1/2019	AA-	690	695,168
NY St Thruway Auth NY Ser H (FGIC)	5.00%	1/1/2030	AA-	8,000	7,699,520
NY St Thruway Auth Rev Triborough Bridge & Tunnel Auth Ser B	5.00%	4/1/2028	AA	2,000	1,956,800
Puerto Rico Comwlth Hwy & Transn Auth Sub PR St Infrastr	5.00%	7/1/2028	BBB-	1,000	782,250
Triborough Bridge & Tunnel Auth NY Gen Ser A	5.00%	11/15/2027	Aa2	1,875	1,897,144
Triborough Bridge & Tunnel Auth Rev	4.75%	11/15/2030	Aa2	5,455	5,151,757
Triborough NY Bridge & Tunnel Auth Rev Ser C	5.00%	11/15/2029	Aa2	5,000	4,993,350
Total					31,621,041
Utilities 14.15%
Long Island NY Pwr Auth Ser A	5.50%	4/1/2024	A-	2,190	2,227,033
New York City NY Muni Wtr Fin Auth Rev Ser DD	5.00%	6/15/2032	AA+	1,000	982,410
New York City NY Muni Wtr Fin Auth Wtr & Swr Rev Ser CC	5.00%	6/15/2029	AA+	1,545	1,542,930
New York City NY Muni Wtr Fin Auth Wtr & Swr Rev Ser CC(b)	5.00%	6/15/2029	AA+	3,500	3,500,735
New York City NY Muni Wtr Fin Auth Wtr & Swr Rev Ser CC(b)	5.125%	6/15/2030	AA+	6,500	6,501,365

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

NEW YORK TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Utilities (continued)
NY St Enrg Resh & Dev Auth AMT	6.952%	7/1/2026	A+	$8,000	$7,960,720
NY St Envr Facs(d)	5.00%	6/15/2029	NR	2,795	2,791,255
NY St Envr Facs Corp Solid Wst Mgmt Pj Ser A AMT	4.55%	5/1/2012	BBB	1,500	1,432,350
NY St Envr Facs Corp St Clean Wtr & Drinking Ser B	4.75%	6/15/2032	AA+	5,000	4,676,750
Puerto Rico Elec Pwr Auth Ser PP (FGIC)	5.00%	7/1/2025	AA-	2,000	1,667,240
Upper Mohawk Vly Regl Wtr Fin Auth NY Wtr Sys Unrefunded Bal (AMBAC)	5.75%	4/1/2020	A3	105	108,628
Total					33,391,416
Total Municipal Bonds (cost $271,400,089)					247,710,552
				Shares (000)
SHORT-TERM INVESTMENT 1.56%
Money Market Mutual Fund
Dreyfus NY Municipal Cash Management (cost $3,666,405)				3,666	3,666,405
Total Investments in Securities 106.56% (cost $275,066,494)					251,376,957
Liabilities in Excess of Cash and Other Assets(e) (6.56%)					(15,467,504)
Net Assets 100.00%					$235,909,453
Open Futures Contracts at March 31, 2009:
Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	June 2009	197	Short	$(25,551,516)	$(655,589)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

INTERMEDIATE TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
MUNICIPAL BONDS 98.00%
Corporate-Backed 3.17%
Allegheny Cnty PA Indl Dev Auth Rev	5.50%	11/1/2016	Baa3	$1,500	$1,291,680
Brazos River Auth TX Ref TXU Elec Co Pj Ser C AMT	5.75%	5/1/2036	CCC	2,050	1,322,250
CA Pollutn Ctrl Fing Auth Fing Rev Browning Ferries Indl Inc Ser A AMT	5.80%	12/1/2016	BBB	1,600	1,483,872
Chicago IL O'Hare Intl Arpt Ser B (FSA)	5.00%	1/1/2020	AAA	3,500	3,659,705
Cnty of Nez Perce ID Potlatch Corp Pj	6.00%	10/1/2024	BB	1,000	678,710
Long Beach CA Bd Fin Auth Natural Gas Rev Ser A	5.25%	11/15/2020	A	500	369,615
MD Indl Dev Fing Auth Ref Synagro Baltimore Ser A AMT	5.25%	12/1/2013	BBB+(a)	750	706,140
MD Indl Dev Fing Auth Ref Synagro Baltimore Ser A AMT	5.375%	12/1/2014	BBB+(a)	1,000	930,310
MI St Strategic Fd Pollutn Ctrl Rev General Motors Corp	6.20%	9/1/2020	C	400	50,120
Mission Econ Dev Corp Rev Wst Mgmt Inc Pj	6.00%	8/1/2020	BBB	2,000	1,960,380
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B	3,000	1,811,820
OH St Wtr Dev Auth Solid Wst Allied Wst NA Pj Ser A AMT	5.15%	7/15/2015	BBB	250	229,283
Port Corpus Cristi Auth TX Nueces Cnty Rev	5.65%	12/1/2022	NR	2,000	1,782,520
San Jose CA Arpt Rev Ser A AMT (AMBAC)	5.50%	3/1/2018	A	500	496,155
Seminole Tribe FL Spl Oblig Rev Ser A†	5.75%	10/1/2022	BBB	150	115,452
Seneca Nation Indians Cap Impts Auth NY Spl Oblig Ser A†	5.25%	12/1/2016	BB	250	199,225
Tulsa OK Muni Arpt Tr Rev Ser A AMT	7.75%	6/1/2035	B-	2,500	1,986,300
Virgin Islands Pub Fin Auth Refinery Facs Rev Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	BBB	1,000	610,180
Yavapai Cnty Indl Dev Auth AZ Wst Mgmt Inc Pj	4.00%	6/1/2027	BBB	2,000	1,966,140
Total					21,649,857
Education 10.71%
Albany NY Indl Dev Agy Civic Fac Rev St. Peter's Hosp Pj Ser A	5.00%	11/15/2015	BBB+	250	236,755
Allegheny Cnty Higher Ed Bldg Auth PA Duquesne Univ	5.00%	3/1/2015	A2	1,100	1,199,649

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Education (continued)
Allegheny Cnty PA Higher Ed Duquesne Univ Ser A (FGIC)	5.00%	3/1/2013	AA-	$150	$163,128
Atlanta GA Dev Auth Edl Facs Science Park LLC Pj	5.00%	7/1/2021	A1	610	613,642
Bulloch Cnty GA Dev Auth Student Hsg Rev Southn Univ Hsg Fndtn Four (AG)	5.25%	7/1/2018	Aa2	500	566,040
CA Muni Fin Auth Rev Biola Univ	5.625%	10/1/2023	Baa1	1,015	875,884
CA Statewide Cmntys Dev Auth Rev Irvine LLC UCI East Campus	6.00%	5/15/2023	Baa2	2,000	1,779,540
CA Statewide Cmntys Dev Auth Rev Thomas Jefferson Sch Law Ser A	7.25%	10/1/2032	BB+	1,000	771,710
Carrollton TX Fmrs Bd Indpt Sch Ref Sch Bldg (PSF GTD)	4.50%	2/15/2019	AAA	500	533,750
CT St Hlth & Edl Fac Auth Fairfield Univ Facs Ser M	5.00%	7/1/2016	A-	1,000	1,092,520
CT St Hlth & Edl Facs Auth Rev Quinnipiac Univ Ser I (MBIA)	5.00%	7/1/2019	AA-	500	522,635
Delaware Cnty PA Auth Univ Rev Villanova Univ (FGIC)	5.00%	8/1/2010	AA-	200	208,490
Harris Cnty TX Cultural Ed Facs Fin Corp Rev Baylor College Medicine Pj Ser D	5.00%	11/15/2019	A	1,910	1,944,934
IL Edl Facs Auth Revs Northwestern Univ	5.50%	12/1/2013	AAA	300	337,377
IL Fin Auth Northwestern Mem Hosp Ser A(b)(d)	5.75%	8/15/2030	AA+	2,500	2,451,875
IL Fin Auth Rev DePaul Univ	5.00%	10/1/2013	A-	1,225	1,332,665
IL Fin Auth Rev Univ of Chicago Ser B	5.50%	7/1/2021	Aa1	5,000	5,657,100
MA Hlth & Edl Facs Auth Rev Harvard Univ Ser A	5.25%	11/15/2019	AAA	2,850	3,325,123
Marietta GA Dev Auth Rev Life Univ Inc Pj	6.25%	6/15/2020	Ba3	3,000	2,390,580
MI Higher Ed Facs Auth Rev Creative Studies	5.00%	12/1/2016	Baa3	1,235	1,051,603
MI Higher Ed Facs Auth Rev Creative Studies	5.25%	12/1/2018	Baa3	1,120	929,219
Miami-Dade Cnty Edl Facs Auth FL Univ of Miami Ser A	5.25%	4/1/2016	A2	1,000	1,063,690
MO St Hlth & Edl Facs Auth Rev Washington Univ Ser A	5.25%	3/15/2018	AAA	625	728,781
NC Cap Facs Fin Agy Edl Facs Rev Meredith College	5.375%	6/1/2021	BBB	500	465,085
NH Hlth & Edl Facs Auth Rev Univ Sys Ser A	5.50%	7/1/2020	A+	1,590	1,741,114

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Education (continued)
NY St Dorm Auth Montefiore Med Ctr (FGIC)	5.00%	2/1/2022	AA-	$2,500	$2,549,175
OH St Cuyahoga Cmnty College Dist Rev Ser C(d)	5.00%	8/1/2020	AA-	1,800	1,936,764
OH St Ref Case Western Reserve Ser C	5.00%	12/1/2015	AA-	3,065	3,405,123
PA St Higher Edl Facs Auth Rev Edinboro Univ	5.00%	7/1/2018	BBB-	250	214,520
PA St Higher Edl Facs Auth Rev Ser AG	5.25%	6/15/2018	Aa3	1,000	1,142,500
PA St Higher Edl Facs Auth Rev Ser AH	5.00%	6/15/2019	Aa3	2,455	2,681,793
PA St Higher Edl Facs Auth Rev Univ of PA Ser A	5.00%	9/1/2019	AA+	3,450	3,894,946
PA St Higher Edl Facs Auth Temple Univ (MBIA)	5.00%	4/1/2010	AA-	250	258,100
Pierce Cnty WA Sch Dist No 416 White River (FSA)	5.00%	12/1/2015	Aa1	250	285,978
Troy Indl Dev Auth NY Rev Rensselaer Polytechnic Ser E	4.05%	4/1/2037	A	2,500	2,539,000
TX St Tech Univ Rev Ref & Impt Fing Ser 12	5.00%	2/15/2020	AA	1,475	1,614,358
TX St Univ Sys Fing Rev	5.25%	3/15/2019	AA-	5,000	5,692,000
Univ AR Univ Revs Facs Fayetteville Campus (AMBAC)	5.00%	11/1/2014	Aa3	350	389,309
Univ of CO Ser A	5.00%	6/1/2018	AA-	1,250	1,408,337
Univ of MN Rev Stadium Debt	5.00%	8/1/2018	AA+	1,000	1,100,240
Univ of Pittsburgh PA Rev Cap Pj Ser B	5.00%	9/15/2019	AA	2,000	2,178,220
Univ of TX Rev Ser A	5.25%	8/15/2019	AAA	5,000	5,740,800
Univ of Western MI (AG)	5.25%	11/15/2020	AAA	3,980	4,252,391
Total					73,266,443
General Obligation 22.02%
AL St Pub Sch & College Cap Impt	5.00%	12/1/2022	AA	500	532,875
Arlington TX (FSA)	5.00%	8/15/2011	AAA	325	352,771
Atlantic Cnty NJ	5.00%	2/1/2018	AA	885	1,008,820
Birmingham City AL Cap Impt Ser A (AMBAC)	5.00%	12/1/2018	AA	1,000	1,077,690
Brevard Cnty FL Sch Bd COP Ser B (MBIA)	5.00%	7/1/2019	A2	3,500	3,494,190
Broward Cnty FL Parks & Land Preservation Pj	5.00%	1/1/2019	AA+	2,040	2,140,735
CA St	5.00%	8/1/2018	A	3,000	3,062,130

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
General Obligation (continued)
CA St (FSA)	5.00%	8/1/2016	AAA	$2,000	$2,138,400
Chandler AZ	4.00%	7/1/2020	AAA	3,375	3,464,167
Chesterfield Cnty SC Sch (FSA)	5.375%	3/1/2018	AAA	2,050	2,188,232
Chicago Park Dist IL Ser F	5.50%	1/1/2022	AA+	1,750	1,948,048
Cnty of Bexar TX	5.25%	6/15/2020	AA+	3,190	3,461,533
Cnty of Miami-Dade FL Bldg Better Cmntys Pg Ser B	5.25%	7/1/2019	AA-	3,225	3,479,452
Comwlth of Puerto Rico (FGIC)	5.50%	7/1/2012	BBB-	1,500	1,521,180
Comwlth of Puerto Rico Ser A (FSA)	5.00%	7/1/2018	AAA	3,000	3,023,160
Cook Cnty IL Cmnty Consolidated Sch Dist No 64 (FSA)	5.50%	12/1/2016	Aa3	1,580	1,807,789
Crawford Central Sch Dist Ser C	5.00%	2/1/2019	A1	1,775	1,962,919
Desert Sands Unif Sch Dist CA Election 2001	5.75%	8/1/2019	AA-	675	776,952
Dist of Columbia Ser E (BHAC)	5.00%	6/1/2021	AAA	3,500	3,850,630
FL St Bd Ed Lottery Rev Ser B (AMBAC)	5.00%	7/1/2016	AAA	1,000	1,049,460
Foothill De Anza CA Cmnty College Dist Ser A (AMBAC)	5.00%	8/1/2017	Aa1	500	542,720
Gloucester Cnty Impt Auth Cnty Ln Cnty Cap Pg GTD	5.00%	4/1/2017	AA+	1,000	1,126,830
Hancock Cnty MS Sch Dist (AMBAC)	5.00%	4/15/2010	A3	160	165,536
Hemet CA Univ Sch Dist 2002 Election Ser C (MBIA)	5.00%	8/1/2011	AA-	200	215,424
Hoffman Estates IL Ser A	5.25%	12/1/2020	AA+	1,205	1,325,669
Houston TX Pub Impt Ser A (AMBAC)	5.00%	3/1/2018	AA	2,500	2,712,125
IL St (MBIA)	5.375%	4/1/2016	AA-	4,465	5,105,370
IL St Kane Cnty Sch Dist No 131 Aurora East Side Ser C (AG)	5.00%	6/1/2019	AAA	2,730	2,906,276
Iron Cnty Sch Dist UT Sch Bldg UT Sch Bd Pg GTD	5.00%	1/15/2021	Aaa	1,210	1,308,821
Jackson Pub Sch Dist (FSA)	5.00%	10/1/2018	Aa3	2,655	2,849,373
Jersey City NJ Pub Impt Ser A (MBIA)	5.25%	9/1/2015	AA-	250	279,220
KY St Lexington-Fayette Urban Cnty Govt Ser A	4.00%	2/1/2018	AA+	1,165	1,242,612
KY St Property & Bldgs Commn KY Pj No 89 (FSA)	5.00%	11/1/2014	AAA	2,000	2,237,760
Las Vegas-Clark Cnty Library Dist NV Medium Term	5.00%	1/1/2019	AA	3,500	3,608,710

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
General Obligation (continued)
Los Angeles CA Unif Sch Dist Ser A (MBIA)	5.00%	7/1/2018	AA-	$500	$534,065
Luzerne Cnty PA Ser B (FSA)	4.50%	12/15/2014	AAA	1,045	1,149,521
Luzerne Cnty PA Ser B (FSA)	4.50%	12/15/2015	AAA	1,090	1,191,294
MA St Ser C (FSA)	5.50%	12/1/2017	AAA	1,600	1,889,648
Maricopa Cnty AZ Sch Dist No 006 Washington Elem Sch Impt Pj of 2001 Ser B (FSA)	5.00%	7/1/2017	AAA	400	445,656
Maricopa Cnty Unif Sch Dist No 41-Gilbert AZ Ser A (MBIA)	5.00%	7/1/2018	AA-	2,400	2,571,024
MD St Loc Facs 2nd Lien Ser A	5.00%	8/1/2015	AAA	1,450	1,675,577
Mecklenburg Cnty NC COP Ser A	5.00%	2/1/2020	AA+	3,565	3,870,271
Memphis TN (MBIA)	5.00%	10/1/2018	AA	3,295	3,535,008
Middlesex Cnty Impt Auth Ref Cnty Open Space Tr Fd GTD	5.00%	9/15/2014	AAA	1,005	1,135,539
Mobile City AL Ser B	5.00%	2/15/2018	AA-	1,000	1,117,500
MS Dev Bank Spl Oblig Rev Harrison Cnty Pj Ser D (AG)	5.00%	10/1/2020	AAA	1,495	1,616,768
MS Dev Bank Spl Oblig Rev Jackson	5.50%	1/1/2019	AA-	1,120	1,220,408
MS Dev Bank Spl Oblig Rev Jackson Pub Sch Dist Pj (FSA)	5.25%	4/1/2014	Aa3	2,605	2,945,916
NC Infrastr Fin Corp Cap Impt Ser A (FSA)	5.00%	5/1/2017	AAA	2,000	2,274,240
New York City NY Ser G	5.00%	8/1/2015	AA	1,000	1,076,200
New York City NY Ser H-1	5.00%	3/1/2015	AA	1,665	1,788,077
New York City NY Ser I	5.00%	8/1/2015	AA	2,500	2,661,950
NY St Dorm Auth Revs Non St Supp Debt Sch Dist Fing Pg Ser C (FSA)	5.00%	10/1/2020	AAA	475	518,933
NY St Urban Dev Corp(b)	5.00%	12/15/2025	AAA	1,320	1,348,275
NY St Urban Dev Corp(b)	5.00%	12/15/2026	AAA	1,920	1,961,128
NY St Urban Dev Corp(b)	5.00%	12/15/2027	AAA	770	786,494
Oak Ridge TN	4.00%	6/1/2018	AA	2,120	2,246,755
Octorara Area Sch Dist Ser B (FSA)	5.00%	6/1/2019	AAA	2,890	3,192,756
Onondaga Cnty NY Ser A	5.00%	3/1/2020	AA+	1,150	1,294,406
Philadelphia PA (CIFG)	4.50%	8/1/2012	Baa1	250	256,513
Philadelphia PA Ser A (FSA)	5.00%	12/15/2015	AAA	1,315	1,407,497
Phoenix AZ Ser B	5.00%	7/1/2019	AAA	500	551,775
River Rouge MI Sch Dist (FGIC)	5.00%	5/1/2011	AA-	300	323,256

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
General Obligation (continued)
San Bernardino Comnty College Dist CA Election 2002 Ser A	6.00%	8/1/2021	AA-	$750	$856,365
Shelby Cnty TN(d)	5.00%	4/1/2019	AA+	1,500	1,699,200
Suffolk Cnty NY Pub Impt Ser B	5.00%	11/1/2019	AA	2,450	2,780,970
Three Rivers MI Cmnty Schs (FSA)	5.00%	5/1/2017	AAA	500	572,410
TN St Metro Govt Nashville & Davidson Cnty	5.00%	5/15/2020	AA	5,225	5,739,558
WA King Cnty Sch Dist No 414 Lake Washington	5.00%	12/1/2019	AA+	2,500	2,794,175
WA King Cnty Sch Dist No 414 Lake Washington (FSA)	5.00%	12/1/2016	AAA	4,125	4,731,375
WA St Ser A	5.00%	7/1/2016	AA+	3,100	3,546,431
WA St Ser D (AMBAC)	5.00%	1/1/2017	AA+	3,000	3,266,130
Washoe Cnty NV Sch Dist Ser B (MBIA)	5.00%	6/1/2014	AA	300	337,797
WI St Ser 1 (AMBAC)	5.00%	5/1/2015	AA	4,000	4,498,120
WI St Ser 1 (MBIA)	5.50%	5/1/2014	AA	1,000	1,141,180
Williamson Cnty TX (MBIA)	5.25%	2/15/2018	AA+	500	561,155
Worcester MA Ser A (FSA)	5.25%	10/1/2019	AAA	1,000	1,073,560
Worcester MA Ser A (FSA)	5.25%	10/1/2020	AAA	1,195	1,270,225
Yavapai Cnty Unif Sch Dist No 22 Humboldt AZ Sch Impt Pj of 2006 Ser B (AG)	5.00%	7/1/2018	Aa2	1,070	1,153,663
Total					150,576,343
Healthcare 11.51%
Allegheny Cnty PA Hosp Dev Auth Rev Hlth Sys West PA Ser A	5.00%	11/15/2017	BB	250	190,778
Allegheny Cnty PA Hosp Dev Auth Rev Univ Pittsburgh Med Ctr Ser A	5.00%	9/1/2014	AA-	750	788,752
Allegheny Cnty PA Hosp Dev Auth Rev Univ Pittsburgh Med Ctr Ser B	5.00%	6/15/2013	AA-	1,000	1,050,480
Alton IL St. Anthony's Hlth Ctr	6.00%	9/1/2010	BB+	945	930,352
CA Hlth Facs Fing Auth CA Catholic Hlthcare West Ser K	5.125%	7/1/2022	A	2,000	1,954,020
CA Hlth Facs Fing Auth Rev Providence Hlth & Svcs Ser C	6.00%	10/1/2020	AA	1,000	1,084,300
CA Hlth Facs Fing Auth Rev Scripps Hlth Ser A	5.50%	10/1/2020	A+	2,000	2,032,520
CA Statewide Cmntys Dev Auth Rev CA Statewide Inland Regl Ctr Pj	5.00%	12/1/2017	Baa1	250	222,540

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Healthcare (continued)
CA Statewide Cmntys Dev Valleycare Hlth Sys Ser A	4.80%	7/15/2017	NR	$250	$197,403
Coffee Cnty Hosp Auth Ref Coffee Regl Med Ctr Inc Pj	5.00%	12/1/2019	BBB	550	454,129
CT St Hlth & Edl Fac Auth Quinnipiac Univ Hlth & Ed K1 (MBIA)	5.00%	7/1/2014	AA	1,500	1,611,330
Doylestown PA Hosp Auth Hosp Rev Ser A (AG)	5.00%	7/1/2022	AAA	1,000	935,160
Glynn-Brunswick Mem Hosp Auth Rev Southeast GA Hlth Ser A	4.75%	8/1/2019	A	3,840	3,598,003
Harris Cnty Hlth Facs Dev Corp Mem Hermann Hlthcare Sys A	5.25%	12/1/2014	A	1,415	1,437,725
HI St Dept Bdgt & Fin Spl Purp Linked Ctfs	6.40%	7/1/2013	BBB+	250	275,970
IL Fin Auth Edward Hosp A Rmkt (AMBAC)	6.00%	2/1/2028	A+	1,400	1,285,690
IL Fin Auth Hosp Sisters Svcs Inc Ser A	5.00%	3/15/2027	AAA	1,000	905,790
IL Fin Auth Rev Rush Univ Med Ctr Ser A	6.00%	11/1/2019	A-	1,000	1,020,370
IL Fin Auth Rev Sedgebrook Inc Fac Ser A	5.50%	11/15/2013	NR	250	208,275
IL Fin Auth Rev The Carle Fndtn Ser A (AG)	5.50%	2/15/2016	AAA	2,000	2,098,840
IL Fin Auth Rev The Carle Fndtn Ser A (AG)	5.50%	2/15/2017	AAA	2,000	2,081,400
IL Hlth Facs Auth Rev Loyola Univ Hlth Sys Ser A	5.75%	7/1/2011	Baa2	160	156,992
IN Bond Bk Rev Spl Pg Hendricks Regl Hlth Ser A	5.00%	2/1/2019	AA	1,765	1,848,661
IN Hlth & Edl Facs Fing Auth Ref St. Francis E (FSA)	5.25%	11/1/2022	Aa3	1,000	1,035,740
IN Hlth Fac Fing Auth Rev Ascension Hlth A3 Rmkt	5.00%	11/1/2027	Aa2	1,000	1,033,800
IN Hlth Fac Fing Auth Rev Ascension Ser A2 Rmkt	3.75%	11/15/2036	Aa1	4,600	4,516,970
Iron River Hosp Fin Auth Iron Cnty Cmnty Hosps	6.00%	5/15/2020	NR	1,000	839,470
Kalamazoo Hosp Fin Auth MI Ref Bronson Hosp A Rmkt (FSA)	5.25%	5/15/2014	AAA	2,000	2,138,420
Knox Cnty TN Hlth Edl & Hsg Facs Baptist Hlth Sys East TN	6.375%	4/15/2022	A1	250	252,953
MD St Hlth & Higher Edl Facs Auth Rev Washington Cnty Hosp	5.75%	1/1/2033	BBB-	250	198,548
ME Hlth & Higher Edl Facs Auth Rev Ser A (MBIA)	5.375%	7/1/2018	Aa3	2,700	2,922,993

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Healthcare (continued)
NC Med Care Commn Rev Univ Hlth Sys Ser E-1	5.75%	12/1/2036	A+	$3,500	$3,575,600
NJ Hlth Facs Fing Auth St. Joseph's Hlthcare Sys Pj	6.00%	7/1/2018	BBB-	3,000	2,544,690
NJ Hlthcare Facs Fing Auth AHS Hosp Corp Ser A	5.125%	7/1/2019	A+	1,500	1,494,555
NJ Hlthcare Facs Fing Auth Rev Ser A	5.00%	10/1/2015	AA-	1,500	1,632,420
NJ Hlthcare Facs Fing Auth Rev Ser A	5.00%	10/1/2016	AA-	2,000	2,157,960
NJ Hlthcare Facs Fing Auth Rev Somerset Med Ctr	5.50%	7/1/2018	Ba2	1,950	1,403,824
Northampton Cnty Gen Purp Auth St. Luke's Hosp Pj Ser A	5.00%	8/15/2019	BBB+	2,000	1,774,720
NY St Dorm Auth Good Samaritan Hosp Med Ctr A (MBIA)	5.75%	7/1/2014	AA-	1,500	1,517,745
NY St Dorm Auth Mem Sloan Kettering Sub Ser A2	5.00%	7/1/2014	AA	2,000	2,156,420
NY St Dorm Auth Orange Regl Med Ctr	6.50%	12/1/2021	Ba1	1,000	868,190
NY St Dorm Auth Revs Lenox Hill Hosp Oblig Grp	5.375%	7/1/2020	Ba1	1,000	827,040
OH St Higher Edl Fac Commn Rev Cleveland Clinic Hlth Pj Ser A(c)	5.00%	1/1/2015	Aa2	1,000	1,059,230
Philadelphia PA Hosps & Higher Ed Facs Auth Rev Temple Univ Hosp Pj Ser A	6.625%	11/15/2023	BBB	2,000	1,769,940
SC Jobs Econ Dev Auth Hosp Facs Rev Tuomey (CIFG)	5.00%	11/1/2011	BBB+	250	261,548
SC Jobs Econ Dev Auth Rev Anmed Hlth Pj (AMBAC)	7.50%#	2/1/2026	AA	3,500	3,500,000
Tarrant Cnty TX Cultural Ed Facs Bruckner Ret Svcs Inc Pj	5.00%	11/15/2011	A-	250	250,533
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev Christus Hlth Ser A (AG)	5.75%	7/1/2018	AAA	3,500	3,697,435
Univ of AL Ser A	5.00%	9/1/2016	A+	2,320	2,315,638
Univ of AL Ser A	5.25%	9/1/2017	A+	1,180	1,183,918
WI Hlth & Edl Facs Auth Ministry Hlth Rmkt (FSA)	5.00%	8/1/2016	AAA	2,230	2,426,418
WI Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2018	BBB+	2,000	1,632,880
WV St Hosp Fin Auth WV Thomas Hlth Sys	6.00%	10/1/2020	NR	1,600	1,323,472
Total					78,682,550

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Housing 0.17%
Garza Cnty TX Pub Fac Corp Pj Rev	5.50%	10/1/2018	BBB	$1,000	$875,750
LA St Citizens Ppty Corp Assmt Rev Ser B (AMBAC)	5.00%	6/1/2016	A	300	295,902
Total					1,171,652
Lease Obligations 8.50%
CA St Pub Wks Brd Svcs Richmond Lab B (XLCA)	5.00%	11/1/2017	A-	315	317,797
Goodyear Public Impt Corp AZ	6.375%	7/1/2019	AA-	500	582,565
Greenville Cnty SC Sch Dist	5.50%	12/1/2017	AA	3,000	3,366,180
Gwinnett Cnty Dev Auth COP Pub Schs Pj (MBIA)	5.25%	1/1/2020	AA+	5,000	5,555,050
IN St Fin Auth Ser A1	5.00%	11/1/2015	AA+	1,000	1,130,030
KY St Property & Bldgs Commn	5.75%	11/1/2019	Aa3	3,425	3,942,038
KY St Property & Bldgs Commn Rev KY Pj No 93 (AG)	5.00%	2/1/2015	AAA	1,315	1,459,808
KY St Property & Bldgs Commn Rev KY Pj No 93 (AG)	5.25%	2/1/2020	AAA	2,000	2,215,120
Montgomery Cnty VA Indl Dev Auth Pub Facs Pjs	5.00%	2/1/2018	AA-	1,000	1,059,200
New York City NY Indl Dev Agy Civic Fac Rev USTA Natl Tennis (FSA)	5.00%	11/15/2018	AAA	400	444,148
NJ Econ Dev Auth Ref Sch Facs Constr Ser W	5.00%	3/1/2013	AA-	1,500	1,608,180
NJ Econ Dev Auth Ref Transn Pj Ser A	5.00%	5/1/2013	AA-	3,500	3,762,535
NJ Econ Dev Auth Transn Pj Sublease Ser A	5.00%	5/1/2018	AA-	1,425	1,511,369
NJ Sports & Exposition Auth Rev Ser B	5.00%	9/1/2018	AA-	5,000	5,392,800
North Charleston SC COP Convention Ctr Pj	5.00%	10/1/2016	AA-	2,010	2,247,964
North Charleston SC COP Convention Ctr Pj	5.00%	10/1/2017	AA-	2,535	2,824,142
Northwest Allen Sch Bldg Corp IN Rev First Mtg (FSA)	5.00%	7/15/2020	AAA	3,140	3,325,103
NY St Dorm Auth Revs St Mental Hlth Svcs Facs Pj Ser A (FSA)	5.00%	2/15/2016	AAA	2,775	3,053,693
PA Indl Dev Auth PA Econ Dev	5.00%	7/1/2013	A-	2,000	2,144,180
Puerto Rico Comwlth Infrastr Fin Auth Mepsi Campus Pj Ser A	5.60%	10/1/2014	NR	230	213,737
VA College Bldg Auth Rev Pub Higher Ed Fing Pg Ser A	5.00%	9/1/2016	Aa1	5,475	6,287,818

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Lease Obligations (continued)
VA Pub Bldg Auth Rev Fac Bldg Ser A	5.00%	8/1/2014	AA+	$3,000	$3,418,410
WI St Ser A(d)	5.25%	5/1/2020	AA-	2,175	2,271,853
Total					58,133,720
Other Revenue 6.63%
Baker FL Correctional Dev 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR	1,200	979,992
CA St Econ Recovery Ser A (FGIC)	5.25%	7/1/2014	AA-	200	217,926
CA St Pub Wks Bd Dept Hlth Dept Corrections & Rehab F (FGIC)	5.25%	11/1/2017	AA-	250	257,115
Citizens Ppty Ins Corp FL Sr 2nd High Risk Acct A (NPFGC)	5.00%	3/1/2012	AA-	350	357,969
Dallas TX Rev Ref & Impt (AG)	5.00%	8/15/2021	AAA	3,800	3,914,532
FL Hurricane Catastrophe Fd Rev Ser A	5.00%	7/1/2014	AA-	5,000	5,073,300
FL St Dept Envr Protn Preservation Rev FL Forever Ser B (NPFGC)	5.00%	7/1/2012	AA-	300	324,588
Garza Cnty TX Pub Fac Corp Pj Rev	5.25%	10/1/2017	BBB	1,000	872,480
Garza Cnty TX Pub Fac Corp Pj Rev	5.50%	10/1/2019	BBB	1,600	1,381,856
Houston TX Util Sys Rev Ser A (MBIA)	5.25%	5/15/2017	AA	2,400	2,607,816
LA Pub Facs Auth Rev Cleco Pwr LLC Pj	7.00%	12/1/2038	Baa1	3,500	3,559,605
Manatee Cnty FL Rev Ref & Impt (AMBAC)	5.00%	10/1/2019	AA-	2,030	2,105,922
MD St Hlth & Higher Edl Facs Auth Rev Washington Christian Academy	5.25%	7/1/2018	NR	250	196,213
MI St Envr (MBIA) (IBC)	5.50%	12/1/2013	AA	100	115,452
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A (FGIC)	9.118%#	4/1/2009	AA-	200	182,194
Mohave Cnty AZ Indl Dev Auth Rev Mohave Prison LLC Expansion Pj	7.50%	5/1/2019	BBB+	3,000	3,131,160
New York City NY Tr Cultural Res Rev Lincoln Ctr Ser C	5.75%	12/1/2018	A+	2,500	2,711,900
NJ Econ Dev Auth Rev	5.625%	6/15/2019	BBB	3,000	2,586,210
NM Fin Auth Rev Sub Lien Pub Pj Revolving Fd Ser C (NPFGC)	5.00%	6/15/2015	AA-	2,145	2,373,185
OH Air Quality Dev Auth Rev Pollutn First Enrg Ser B	5.25%	3/1/2023	Baa1	2,000	2,000,620
OR St Dept Admin Svcs (FSA)	5.00%	9/1/2012	AAA	100	111,949
PA St Cumberland Vly Sch Dist (FSA)	5.00%	11/15/2019	Aa3	3,000	3,196,110
Philadelphia PA Auth Indl Dev Rev First Philadelphia Charter Ser A	5.30%	8/15/2017	BBB-	240	204,002

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Other Revenue (continued)
Rockport IN Rev MI Pwr Co Pj Ser A	6.25%	6/2/2025	BBB	$2,500	$2,507,375
Twp of Baytown MN St. Croix Prep Academy Pj Ser A	6.00%	8/1/2018	NR	1,900	1,644,260
VA Hsg Dev Auth Rev AMT Ser A-5	4.70%	7/1/2017	AAA	2,315	2,299,235
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	5.00%	12/1/2012	NR	250	232,622
Willacy Cnty TX Loc Govt Corp Rev Pj Ser A-2	6.00%	9/1/2010	NR	180	172,894
Total					45,318,482
Pre-Refunded 1.11%
IL St Toll Hwy Auth Rev Ser A-1 (FSA)	5.00%	1/1/2026	AAA	5,000	5,791,100
Metro Transn Auth NY Transn Facs Svc Contract Ser 8 (MBIA) (IBC)	5.375%	7/1/2021	AAA	520	599,071
Milledgeville & Baldwin Cnty Dev Auth GA College & St Univ Fndtn	5.50%	9/1/2024	AAA	1,000	1,179,710
Total					7,569,881
Special Tax 0.82%
Goodyear AZ Pub Impt Corp Muni Facs Rev Ser A (NPFGC)	5.00%	7/1/2022	AA-	500	504,670
Kansas City MO Tax Inc Fing Comm Tax Inc Rev Kansas City MO Maincor Pj Ser A	5.25%	3/1/2018	NR	120	94,873
Legends Bay Cmnty Dev Dist FL Cap Impt Rev Ser B	5.50%	5/1/2014	NR	250	165,760
Miami-Dade Cnty FL GTD (FGIC)	5.00%	8/1/2014	AA-	1,000	1,072,790
Orange Cnty FL (AMBAC)	5.00%	10/1/2013	A+	1,265	1,321,331
Sparks Loc Impt Dist Ltd Oblig Dist No 3	6.50%	9/1/2020	NR	500	397,395
Sparks Tourism Impt Dist No 1 Rev Ser A†	6.50%	6/15/2020	Ba2	2,000	1,524,300
Tempe AZ Pier Town Lake Impt Dist Ser A	5.00%	1/1/2018	Aa3	500	556,050
Total					5,637,169
Tax Revenue 4.45%
AL Pub Sch & College Auth AL Cap Impt	5.00%	12/1/2016	AA	3,500	4,006,730
Bay Area Infrastr Fing Auth CA St Acceleration Nts (FGIC)	5.00%	8/1/2017	AA-	500	506,965
Dallas TX Area Rapid Transit(b)	5.00%	12/1/2022	AAA	635	672,271
Dallas TX Area Rapid Transit(b)	5.00%	12/1/2023	AAA	390	412,891
Dallas TX Area Rapid Transit(b)	5.00%	12/1/2024	AAA	515	545,228
Dallas TX Area Rapid Transit(b)	5.00%	12/1/2028	AAA	460	487,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Tax Revenue (continued)
FL St Dept of Envr Protection Rev Ser A (FGIC)	5.00%	7/1/2014	AA-	$4,000	$4,278,880
MI St Trunk Line (FGIC)	5.00%	11/1/2012	AA+	350	384,293
New York City NY Transnl Fin Auth Rev Fiscal 2009 Ser S-1	5.00%	7/15/2016	AA-	3,055	3,232,343
NY Loc Govt Assistance Corp Rev Ser C	5.00%	4/1/2016	AAA	5,000	5,653,650
NY New York City Transn Fin Auth Rev Ser B	5.00%	11/1/2016	AAA	5,000	5,594,100
TX St Transn Commn Rev First Tier	5.00%	4/1/2017	AAA	2,365	2,708,043
Virgin Islands Pub Fin Auth Gross Rcpts Taxes Ln Nts (FGIC)	5.00%	10/1/2018	AA-	1,000	898,160
Volusia Cnty FL Sub Lien Sales Tax (FSA)	5.00%	10/1/2015	Aa3	1,000	1,077,430
Total					30,457,984
Tobacco 0.82%
Buckeye OH Tob Sttlmnt Asset Bkd Sr Turbo Ser A-2	5.125%	6/1/2024	BBB	480	342,106
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A1	5.00%	6/1/2014	BBB	2,500	2,310,275
Tob Sttlmnt Fing Auth Asset Bkd Ser A1	5.50%	6/1/2019	AA-	1,000	1,016,620
Tob Sttlmnt Rev Mgmt Auth SC	5.00%	6/1/2018	BBB	2,000	1,909,800
Total					5,578,801
Transportation 10.00%
Alliance Arpt Auth Inc TX Spl Facs Rev FedEx Corp Pj AMT	4.85%	4/1/2021	BBB	3,000	2,326,380
Camino Real Regl Mobility Auth TX Pass-Thru Toll Transn Rev St Spur 601	5.25%	8/15/2018	A	500	527,140
Clark Cnty NV Arpt Rev Sub Lien Ser A (AMBAC)	5.00%	7/1/2016	Aa3	250	265,898
E-470 Pub Hwy Auth CO Ser D2 (MBIA)	5.00%	9/1/2039	AA	2,000	1,969,660
FL St Tpk Auth Tpk Rev Dept Transn Ser A	5.00%	7/1/2020	Aa2	500	537,490
GA St Road & Twy Auth Rev Fed Hwy Grant Antic Bds Ser A	5.00%	6/1/2019	AA-	3,575	3,955,880
HI St Hwy Rev	5.00%	1/1/2016	AA+	1,150	1,316,623
Jacksonville FL (NPFGC)	5.00%	10/1/2016	AA-	1,370	1,518,727
KY Tpk Auth Rev Revitalization Pj Ser A	5.00%	7/1/2019	AA+	4,040	4,378,633
MA Bay Transn Auth Rev Ref Sr Ser B	5.25%	7/1/2019	AAA	5,000	5,752,250
Maine Tpk Auth (FSA)	5.00%	7/1/2013	AAA	1,000	1,128,420

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Transportation (continued)
Metro Transn Auth NY Ser B	5.00%	11/15/2021	A	$500	$503,455
Metro WA Arpts Ser A	5.50%	10/1/2014	AA-	3,000	3,152,040
MI St Grant Antic Bds (FSA)	5.25%	9/15/2018	AAA	500	545,930
NJ Econ Dev Auth Rev Transn Pj Ser A	5.00%	5/1/2019	AA-	3,000	3,165,150
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	6.625%	9/15/2012	B	250	210,310
NJ St Transn Tr Fd Grant Antic Bds Ser A (FGIC)	5.00%	6/15/2017	AA-	300	313,245
NJ St Transn Tr Fd Transn Sys Ser B (FGIC)	5.50%	12/15/2020	AA-	1,000	1,091,070
North TX Twy Auth Rev Ref Sys First Tier Ser A	5.00%	1/1/2012	A2	500	528,840
North TX Twy Auth Rev Ref Sys First Tier Ser G	5.00%	1/1/2038	A2	2,500	2,531,800
North TX Twy Auth Rev Ser H	5.00%	1/1/2043	A2	3,000	3,061,560
OH St Rev Ser 2008-1	5.50%	6/15/2020	AA	4,500	5,130,270
OH St Rev Ser 2008-1	5.75%	6/15/2019	AA	1,000	1,175,620
Oklahoma City OK Arpt Tr Ref Jr Lien 29th Ser B (AMBAC)	5.00%	7/1/2017	A+	350	375,372
PA St Tpk Commn Rev Ser A (FSA)	5.25%	7/15/2019	AAA	1,270	1,471,193
PA St Tpk Commn Rev Sub Ser A (AG)	5.00%	6/1/2017	AAA	3,500	3,833,305
PA St Tpk Commn Rev Sub Ser A (AG)	5.00%	6/1/2018	AAA	2,500	2,720,050
RI St Econ Dev Corp Rev Grant Antic Dept Transn Ser A (AG)(d)	5.25%	6/15/2020	AAA	5,000	5,245,250
RI St Econ Dev Ser C (AG)	5.00%	7/1/2014	AAA	1,985	2,154,162
San Francisco City & Cnty Arpts Commn CA Rev 2nd Ser A-4	6.50%	5/1/2019	A1	2,500	2,634,750
Triborough NY Bridge & Tunnel Auth Rev Sub Ser D	5.00%	11/15/2014	Aa3	1,000	1,115,230
TX St Transn Commn Rev First Tier	5.00%	8/15/2042	BBB+	1,500	1,504,950
WI St Rev Ser A	5.00%	7/1/2019	AA+	2,000	2,230,080
Total					68,370,733
Utilities 18.09%
Atlanta GA Rev Ser C (FSA)	3.15%#	11/1/2041	AAA	600	600,000
AZ Salt River Pj Agricultural Impt & Pwr Dist Rev Ser A	5.00%	1/1/2021	Aa1	1,000	1,079,980
Burke Cnty GA Dev Auth Pollutn Ctrl Rev GA Pwr Co Vogtle 5th Ser	4.375%	10/1/2032	A	500	506,980
CA St Dept of Wtr Res Ser K Pwr Supply	5.00%	5/1/2018	Aa3	4,050	4,346,055

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Utilities (continued)
Cape Fear Pub Util Auth NC Wtr & Swr Sys Rev	5.00%	8/1/2018	AA	$1,000	$1,131,200
Chicago IL Ref 2nd Lien (FSA)	5.00%	11/1/2013	AAA	1,000	1,114,360
Chicago IL Rev Ser A (BHAC)	5.50%	1/1/2020	AAA	1,250	1,440,925
Dallas TX Wtrwrks & Swr Sys Rev (AMBAC)	5.00%	10/1/2014	AAA	1,000	1,131,990
Dist of Columbia Wtr & Swr Auth Ref Sub Lien Ser A (AG)	5.00%	10/1/2018	AAA	1,000	1,128,040
Enrg Northwest Pj 3 Ser D	5.00%	7/1/2016	Aaa	2,500	2,771,750
Enrg Northwest WA Elec Rev Columbia Generating Ser C	5.00%	7/1/2024	Aaa	1,000	1,019,210
FL Muni Pwr Agy Rev Ser A	5.00%	10/1/2016	A1	2,170	2,207,975
Fulton Cnty GA (FGIC)	5.00%	1/1/2018	AA-	3,000	3,180,180
GA St Muni Elec Auth Rev Pj Sub Ser A	5.00%	1/1/2014	A	1,145	1,229,261
Grand River Dam Auth Rev Ser A (BHAC)	5.00%	6/1/2016	AAA	1,000	1,150,220
Hamilton Cnty OH Rev Ref & Impt Metro Swr Dist Ser A (MBIA)	5.00%	12/1/2018	AA	3,410	3,623,534
Hampton Rds Santn Dist VA	5.00%	4/1/2022	AA+	5,000	5,449,500
HI St Ser DG (AMBAC)	5.00%	7/1/2015	AA	240	272,549
IA Fin Auth Rev Revolving Fd	5.25%	8/1/2020	AAA	2,500	2,828,475
IL Fin Auth Rev Revolving Fd Master Tr	5.25%	9/1/2016	AAA	5,000	5,702,450
IN Muni Pwr Agy Rev Ser B (MBIA)	5.25%	1/1/2020	AA-	3,875	4,043,020
Indianapolis IN Loc Pub Impt Bd Bk Wtrwrks Pj Ser 2007 L (MBIA)	5.00%	7/1/2019	AA-	500	526,745
Indianapolis IN Ser C (AG)	5.00%	6/1/2017	AAA	3,140	3,372,486
Intermountain Pwr Agy UT Ser A	5.25%	7/1/2020	A+	1,000	1,015,480
Lansing MI Sew Disp Sys (FGIC)	5.00%	5/1/2014	AA-	150	169,225
Long Island Pwr Rev Ser A (FGIC)	5.00%	12/1/2019	AA-	3,000	3,096,330
Lower CO River Auth	5.50%	5/15/2014	A1	1,000	1,104,250
Lower CO River Auth	5.50%	5/15/2015	A1	1,200	1,331,076
MA St Wtr Res Auth Ser B	4.00%	8/1/2016	AA+	1,170	1,256,779
MD St Econ Dev Corp Potomac	6.20%	9/1/2022	BBB+	1,650	1,694,121
Metro Govt Nashville & Davidson Cnty TN Wtr & Swr Rev Ser A (FSA)	5.25%	1/1/2019	AAA	500	580,205
Miami-Dade FL Rev Ser B (FSA)	5.25%	10/1/2018	AAA	3,000	3,188,970
MN St Muni Pwr Agy Elec Rev	5.25%	10/1/2022	A3	250	260,605
Monroe Cnty Dev Auth GA Oglethorpe Pwr Scherer B (AMBAC)	4.625%	1/1/2036	A	1,500	1,545,045

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Utilities (continued)
MS Business Fin Corp Ref Sys Enrg Res Inc Pj	5.90%	5/1/2022	BBB	$2,500	$2,129,300
NC Eastern Muni Pwr Agy Ser A (AG)	5.00%	1/1/2013	AAA	1,500	1,617,030
NC Muni Pwr Agy No 1 Catawba NC Catawba Elec Ser A	5.25%	1/1/2015	A2	3,000	3,224,010
NE Pub Pwr Dist Gen Ser B (FSA)	5.00%	1/1/2018	AAA	3,000	3,283,710
NJ Envr Infrastr Tr Rev Ser A	5.00%	9/1/2016	AAA	2,515	2,895,645
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.00%	7/1/2017	A1	1,000	1,051,640
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.00%	7/1/2018	A1	600	624,288
Northwest Subn Muni Jt Action Wtr Agy IL Wtr Supply Sys Rev	5.00%	5/1/2018	AA-	500	563,270
NY St Envr Facs Rev Fing Pg Ser A	4.375%	10/15/2014	AAA	1,000	1,069,250
Onslow NC Wtr & Swr Auth Combined Entrprse Sys Rev Ser A (MBIA)	5.00%	6/1/2019	AA-	500	546,435
Philadelphia PA Sch Dist Ser B (AMBAC)	5.00%	4/1/2013	Aa3	260	276,013
Phoenix Civic Impt Corp Rev Sr Lien	5.50%	7/1/2019	AAA	1,675	1,943,285
Piedmont SC Muni Pwr Agy SC A3	5.25%	1/1/2019	A-	2,000	1,933,240
Pima Cnty AZ Swr Rev (FSA)	5.00%	7/1/2014	AAA	200	222,242
Pinal Cnty Elec Dist No 4	6.00%	12/1/2023	BBB-	525	478,957
Portland OR Ref First Lien Ser A (FSA)	5.00%	6/15/2014	AAA	1,000	1,130,540
Puerto Rico Elec Pwr Auth Ser WW	5.25%	7/1/2014	A3	1,500	1,502,595
Sabine River Auth TX Ref Southwestern Elec Co (MBIA)	4.95%	3/1/2018	AA	500	499,265
Sacramento CA Muni Util Dist (FSA)(b)	5.00%	8/15/2023	AAA	780	806,887
Sacramento CA Muni Util Dist (FSA)(b)	5.00%	8/15/2024	AAA	620	641,371
Sacramento CA Muni Util Dist (FSA)(b)	5.00%	8/15/2025	AAA	620	641,371
San Antonio TX Ser A	5.00%	2/1/2018	Aa1	1,000	1,112,220
San Antonio TX Ser A	5.25%	2/1/2020	Aa1	5,000	5,550,700
San Antonio TX Sys	5.00%	2/1/2018	Aa1	2,740	3,047,483
SC St Pub Svc Auth Rev Santee Cooper Ser A (MBIA)	5.00%	1/1/2016	Aa2	4,295	4,774,193
TN Enrg Acq Corp Ser A	5.25%	9/1/2021	BBB+	2,000	1,503,960
Tuscon AZ Rev (FGIC)	5.50%	7/1/2018	AA-	4,100	4,430,378
WA Snohomish Cnty Pub Util Dist No 1 (FSA)	5.00%	12/1/2020	AAA	5,000	5,283,600
Western Generation Agy OR Wauna Cogeneration Pj B AMT	5.00%	1/1/2016	NR	1,510	1,206,037

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERMEDIATE TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Utilities (continued)
WI Pub Pwr Inc Sys (FSA)	5.00%	7/1/2016	AAA	$2,795	$3,187,670
WV Econ Dev Auth Rev Pollutn Ctrl Ser D	4.85%	5/1/2019	BBB	1,000	958,500
Yuma AZ Muni Ppty Corp Util Sys Rev Sr Lien (XLCA)	5.00%	7/1/2024	A	500	483,390
Total					123,717,446
Total Municipal Bonds (cost $666,576,519)					670,131,061
				Shares (000)
SHORT-TERM INVESTMENTS 2.05%
Money Market Mutual Fund 1.32%
Dreyfus Municipal Cash Management Plus				8,996	8,995,783
				Principal Amount (000)
Variable Rate Demand Note 0.73%
CA Infrastr & Econ Dev Bk Rev Asian Art Museum Fndtn (MBIA)(f)	7.50%	4/1/2009	AA-	$5,000	5,000,000
Total Short-Term Investments (cost $13,995,783)					13,995,783
Total Investments in Securities 100.05% (cost $680,572,302)					684,126,844
Liabilities in Excess of Cash and Other Assets(e) (0.05%)					(310,515)
Net Assets 100.00%					$683,816,329
Open Futures Contracts at March 31, 2009:
Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	June 2009	230	Short	$(29,831,719)	$(595,009)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

SHORT DURATION TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
MUNICIPAL BONDS 80.48%
Education 2.36%
ND St Bd of Higher Ed Rev Univ Hsg & Aux Facs	4.00%	4/1/2012	A+	$1,000	$1,035,690
OH Kent St Univ Revs Fltr Gen Recpts (MBIA)	10.25%#	5/1/2031	AA-	500	500,000
Troy Indl Dev Auth NY Rev Rensselaer Polytechnic Ser E	4.05%	4/1/2037	A	100	101,560
Total					1,637,250
General Obligation 24.38%
AK St Muni Bond Bank Auth Rev Ser 1	5.00%	9/1/2015	A+	100	108,544
Boston MA Ser A	5.00%	4/1/2014	AA+	1,500	1,699,905
Cnty of King WA Tax Ser B	4.50%	1/1/2013	AAA	80	87,118
Crawford Central Sch Dist (AG)	3.50%	2/15/2012	Aa2	250	264,770
CT St Ser D	5.00%	11/1/2014	AA	500	569,720
Dist of Columbia Ser E (BHAC)	5.00%	6/1/2014	AAA	1,500	1,682,790
El Paso TX (FSA)	5.75%	8/15/2012	AAA	500	564,750
FL St Bd of Ed Pub Ed Ser C	5.00%	6/1/2014	AAA	250	276,503
Frisco TX Ser A (FSA)	5.00%	2/15/2012	AAA	500	546,850
Hartford CT	5.625%	2/1/2013	A	590	670,051
HI St Ser DG (AMBAC)	5.00%	7/1/2012	AA	50	55,420
Madison Cnty Cmnty Unit Sch Dist No 7-Edwardsville IL Ser A (FSA)	5.00%	12/1/2013	AAA	500	558,860
Maricopa Cnty Unif Sch Dist No 11-Peoria AZ (FSA)	5.00%	7/1/2014	AAA	500	568,705
Mecklenburg Cnty NC Ser A COP	5.00%	2/1/2012	AA+	250	272,678
Mobile City AL (AMBAC)	4.10%	2/15/2011	AA-	50	52,270
MS Dev Bank Spl Oblig Rev Jackson	5.00%	1/1/2012	AA-	75	79,982
Natomas Unif Sch Dist CA Cap Pjs Ser B COP (AMBAC)	5.00%	2/1/2035	A	685	685,253
New York City NY Ser K (FSA)	5.00%	8/1/2013	AAA	1,500	1,621,485
NY St Metro Transn Auth Rev Ser B (MBIA)	5.50%	1/1/2013	AA-	75	81,924
OH St Infrastr Impt	5.35%	8/1/2014	AA+	1,000	1,143,450
OH St Rev Mental Hlth Cap Facs Ser II-A (AMBAC)	5.00%	8/1/2012	AA	500	555,900
Philadelphia PA Ser B (FSA)	3.50%#	8/1/2031	AAA	2,000	2,000,000
RI St & Providence Plantations Ser A	5.00%	7/15/2012	AA	475	526,765

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2009

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
General Obligation (continued)
Socorro Indpt Sch Dist TX Ser A (PSF GTD)	5.00%		8/15/2014	AAA	$1,000	$1,134,470
WA St Douglas Cnty Sch Dist No 206 Eastmont (MBIA)	5.00%		12/1/2014	Aa1	1,000	1,131,170
Total						16,939,333
Healthcare 17.72%
CA Hlth Facs Fing Auth Rev CA Catholic Hlthcare Ser C (MBIA)	6.15	%#	7/1/2020	AA	2,000	2,000,000
Franklin Cnty Indl Dev Auth PA Rev Chambersburg Hosp (AMBAC)	3.25	%#	12/1/2024	AA	2,000	2,000,000
IL Fin Auth Rev Advocate Hlthcare Ser A-3	1.90	%#	11/1/2030	AA	1,000	1,000,000
IL Fin Auth Rev Rush Univ Med Ctr Ser A	5.00%		11/1/2014	A-	100	101,453
IL Fin Auth Rev The Carle Fndtn Ser A (AG)	5.00%		2/15/2012	AAA	500	522,075
IN Hlth & Edl Facs Fing Auth Rev Parkview Hlth Sys Ser A (AMBAC)	7.50	%#	11/1/2033	A+	2,000	2,000,000
IN Hlth Fac Fing Auth Rev Ascension Ser A2	3.75%		11/15/2036	Aa1	400	392,780
IN Hlth Fac Fing Auth Rev Henry Cnty Mem Hosp Pj	3.50	%#	4/1/2022	A	115	115,000
Lexington Cnty SC	5.50%		5/1/2032	A+	400	462,252
MA Hlth & Edl Facs Auth Rev Cap Assets Pg Ser D (MBIA)	7.50	%#	1/1/2035	Baa1	100	100,000
NC Med Care Commn Rev Univ Hlth Sys Ser E-1	5.75%		12/1/2036	A+	1,000	1,021,600
NJ Hlthcare Facs Fing Auth Rev Somerset Med Ctr	5.50%		7/1/2018	Ba2	50	35,995
NY St Dorm Auth Rev Mental Hlth Svcs Facs Impt	5.00%		2/15/2014	AA-	1,000	1,061,030
SC Jobs Econ Dev Auth Rev Anmed Hlth Pj (AMBAC)	7.50	%#	2/1/2026	AA	1,500	1,500,000
Total						12,312,185
Housing 5.70%
Albany NY Indl Dev Agy Rev Univ Albany Fndtn Student Ser A (AMBAC)	6.25	%#	11/1/2032	AA	200	200,000
CA Hsg Fin Agy Rev Multi Fam Hsg Ser D	3.25	%#	2/1/2031	AA-	760	760,000
WI Hsg & Econ Dev Auth Rev Ser A	5.00	%#	4/1/2046	Aa3	2,000	2,000,000
WY St Cmnty Dev Auth Rev Sing Fam Mtg Ser A	3.50%		12/1/2032	AA+	1,000	1,000,000
Total						3,960,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Lease Obligations 1.82%
MI St Bldg Auth Rev Facs Pg Ser I	5.00%	10/15/2015	A+	$75	$80,882
NJ Econ Dev Auth Rev Sch Facs Constr Ser W	5.00%	9/1/2012	AA-	200	215,228
OH St Bldg Auth Rev Facs Adult Correction Ser C (MBIA)	5.00%	10/1/2013	AA	425	470,475
Sevier Cnty Pub Bldg Auth TN Rev Loc Govt Pub Impt Ser II-C-2 (AMBAC)	3.25%#	6/1/2034	A	500	500,000
Total					1,266,585
Other Revenue 9.03%
Babylon Indl Dev Agy NY Rev Ogden Martin Pj (FSA)	2.90%#	1/1/2019	AAA	100	100,000
CA Muni Fin Auth Rev Wst Mgmt Inc Pj Ser A	4.90%	2/1/2039	BBB	500	497,745
Citizens Ppty Ins Corp FL Sr Secd High Risk Acct A (MBIA)	5.00%	3/1/2010	AA-	900	912,375
Citizens Ppty Ins Corp FL Sr Secd High Risk Acct A (MBIA)	5.00%	3/1/2012	AA-	100	102,277
Dallas TX (AG)	5.00%	8/15/2014	AAA	300	322,593
Indianapolis Loc Pub Impt Bond Bank Rev Ser F-2 (MBIA)	7.50%#	2/1/2020	AA	2,000	2,000,000
New York City NY Tr Cultural Res Rev Lincoln Ctr Ser C	5.75%	12/1/2016	A+	75	82,440
NJ Econ Dev Auth Rev Cigarette Tax (FGIC)	5.00%	6/15/2013	BBB	75	72,728
NY St Dorm Auth Rev Personal Income Tax Ser A	5.00%	3/15/2014	AAA	250	277,450
OH Air Quality Dev Auth Rev Pollutn First Enrg Ser B	5.25%	3/1/2023	Baa1	500	500,155
RI Convtn Ctr Auth Rev Ser A (MBIA)	6.50%#	5/15/2027	AA-	400	400,000
Rockport IN Rev MI Pwr Co Pj Ser A	6.25%	6/1/2025	BBB	1,000	1,002,950
Total					6,270,713
Pre-Refunded 0.31%
UT Transit Auth Rev Ser B (FSA)	4.50%	6/15/2033	AAA	90	101,750
Weslaco Hlth Facs Dev Corp Rev TX Knapp Med Ctr Pj	6.25%	6/1/2032	BBB+	100	112,625
Total					214,375
Tax Revenue 0.32%
IL St	5.25%	6/15/2012	AAA	200	222,216

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Tobacco 2.88%
Tob Sttlmnt Fing Corp NJ Rev Ser 2955†	8.13%	6/1/2034	AA+	$2,000	$2,000,000
Transportation 6.53%
Atlanta GA Ser RF-C-2 (MBIA)	8.00%#	1/1/2030	AA-	2,000	2,000,000
DuPage Cnty IL (FSA)	5.00%	1/1/2012	AAA	75	81,565
FL St Turnpike Auth Rev Ref Dept Transn Ser A	5.00%	7/1/2012	Aa2	75	81,958
MA Bay Transn Auth Rev Sr Ser C	5.25%	7/1/2013	AAA	75	84,739
NY St Metro Transn Auth Ser B	5.00%	11/15/2023	A	600	631,344
Orlando & Orange Cnty FL Expressway Auth Rev Ser D (FSA)	3.00%#	7/1/2032	AAA	750	750,000
PA Turnpike Commn Rev Ser T (FGIC)	5.50%	12/1/2013	AA-	75	83,927
TX St Transn Commn Rev First Tier	5.00%	4/1/2013	AAA	210	235,099
TX St Transn Commn Rev First Tier	5.00%	8/15/2042	BBB+	500	501,650
WI St Rev Ser B (AMBAC)	5.00%	7/1/2013	AA+	75	83,495
Total					4,533,777
Utilities 9.43%
AL St Mobile Wtr & Swr Commissioners (FGIC)	5.25%	1/1/2012	AA-	1,000	1,076,600
Atlanta GA Rev Ser C (FSA)	3.15%#	11/1/2041	AAA	2,500	2,500,000
Chelan Cnty Pub Util Dist No 1 WA Rev Sys Sub Ser A	5.00%	7/1/2013	AA	1,000	1,097,510
Enrg Northwest WA Rev Pj 1 Ser A (MBIA)	5.25%	7/1/2013	Aaa	180	200,117
Jacksonville Elec Auth FL Rev Issue 2-17th Ser	5.25%	10/1/2013	Aa2	50	53,167
MI Muni Bond Auth Rev Clean Wtr Fd	5.50%	10/1/2013	AAA	340	391,857
Muni Elec Auth of GA Rev 2005 Ser Y (AMBAC)	6.40%	1/1/2013	A+	75	81,859
NC Eastern Muni Pwr Agy Rev Ser F	5.375%	1/1/2013	BBB+	50	52,189
Seattle WA	5.00%	4/1/2013	Aa2	1,000	1,101,280
Total					6,554,579
Total Municipal Bonds (cost $55,729,391)					55,911,013
				Shares (000)
SHORT-TERM INVESTMENTS 7.19%
Money Market Mutual Fund 1.79%
Dreyfus Municipal Cash Management Plus				1,247	1,247,022

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION TAX FREE FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Variable Rate Demand Notes(f) 5.40%
CA Infrastr & Econ Dev Bk Rev Asian Art Museum Fndtn (MBIA)	7.50%	4/1/2009	AA-	$2,000	$2,000,000
CA St Ser 2813	4.22%	4/2/2009	A+	1,000	1,000,000
HI St Dept of Bdgt & Fin Rev Queens Hlth Sys Ser C (AMBAC)	4.50%	4/1/2009	A+	750	750,000
Total					3,750,000
Total Short-Term Investments (cost $4,997,022)					4,997,022
Total Investments in Securities 87.67% (cost $60,726,413)					60,908,035
Cash and Other Assets in Excess of Liabilities 12.33%					8,563,587
Net Assets 100.00%					$69,471,622

See Notes to Financial Statements.

Schedule of Investments (unaudited)

GEORGIA TAX FREE TRUST March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
MUNICIPAL BONDS 106.91%
Corporate-Backed 3.54%
Albany-Dougherty GA Payroll Dev Auth Procter & Gamble AMT	5.20%	5/15/2028	AA-	$1,035	$936,882
Fulton Cnty GA Dev Auth Loc Dist Cooling Fac Rev Sr Maxon Atlantic Station A AMT	5.125%	3/1/2026	BBB	1,500	1,338,225
Richmond Cnty GA Dev Auth Envr Impt Rev Intl Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB	1,000	533,080
Virgin Islands Pub Fin Auth Refinery Facs Rev Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	BBB	2,000	1,220,360
Total					4,028,547
Education 26.36%
Americus-Sumter GA Payroll Dev Auth Rev GSW Fndtn Student Hsg Pj (CIFG)	5.00%	6/1/2036	A2	2,285	2,037,809
Athens GA Hsg Auth Student Hsg Lease Rev Univ of GA East Campus (AMBAC)	5.00%	12/1/2027	Aa2	2,000	2,020,500
Athens-Clarke Cnty GA Unif Govt Dev Auth Rev UGA O'Malleys Bldg LLC Pj	5.00%	6/15/2028	Aa2	2,000	2,017,360
Athens-Clarke Cnty GA Univ Govt Dev Auth Edl Facs Rev UGA Cert Precint LLC	5.00%	6/15/2031	Aa2	2,500	2,496,500
Athens-Clarke Cnty GA Univ Govt UGA Rev CCRC Bldg LLC Pj (AMBAC)	5.00%	12/15/2032	A	1,050	868,424
Atlanta GA Dev Auth Edl Facs Rev Science Park LLC Pj	4.75%	7/1/2027	A1	3,080	2,677,105
Atlanta GA Dev Auth Edl Facs Rev Science Park LLC Pj	5.25%	7/1/2027	A1	2,000	1,871,780
Bulloch Cnty GA Dev Auth GA South Univ Pj (AMBAC)	5.00%	8/1/2021	A1	400	412,576
Bulloch Cnty GA Dev Auth Student Hsg Rev Southn Univ Hsg Fndtn Four (AG)	5.25%	7/1/2028	Aa2	2,465	2,528,326
Carrollton Payroll Dev Auth Rev Univ of West GA Evergreen Complex	5.25%	7/1/2029	A2	1,175	1,135,121
Dahlonega GA Downtown Dev Auth Pkg & Rec Ctr LLC A (CIFG)	5.00%	7/1/2032	A+	1,000	900,970
Fulton Cnty GA Dev Auth Rev GA Tech Athletic Assoc (AMBAC)	5.50%	10/1/2017	A	1,000	1,068,130
Fulton Cnty GA Dev Auth Rev GA Tech Fndtn Sac II Pj Ser A	5.125%	11/1/2021	AA+	750	776,212
Fulton Cnty GA Dev Auth Rev GA Tech Fndtn Sac Ser A	5.00%	11/1/2031	AA+	1,400	1,407,476

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GEORGIA TAX FREE TRUST March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Education (continued)
Fulton Cnty GA Dev Auth Rev Tuff Morehouse Pj Ser A (AMBAC)	5.50%	2/1/2022	A	$1,000	$1,033,720
Marietta GA Dev Auth Rev Life Univ Inc Pj	7.00%	6/15/2030	Ba3	2,000	1,540,940
Marietta GA Dev Auth Rev Ser Student Hsg SPSU Student Hsg I	5.125%	9/15/2023	A2	1,000	804,680
Peach Cnty GA Dev Auth Student Fort Vly St Univ Fndtn Ppty (AMBAC)	5.00%	6/1/2023	A	1,115	1,159,121
Peach Cnty GA Dev Auth Student Fort Vly St Univ Fndtn Ppty LLC (AMBAC)	5.00%	6/1/2034	A	1,000	955,830
Private Colleges & Univs Auth GA Rev Spelman College	5.25%	6/1/2021	Aa3	1,340	1,408,796
Richmond Cnty GA Dev Auth Student Hsg Facs Rev ASU Jaguar Student Hsg LLC (XLCA)	5.00%	7/1/2034	A2	1,000	891,590
Total					30,012,966
General Obligation 13.17%
Barnesville-Lamar Cnty GA Indl Dev Auth Student Hsg Facs Rev Gordon College Pptys A	5.00%	8/1/2030	A3	145	133,584
Gwinnett Cnty Sch Dist(b)	5.00%	2/1/2028	AAA	10,000	10,441,650
Northern Mariana Islands Comwlth Ser A	5.00%	6/1/2030	NR	2,500	1,647,150
Paulding Cnty GA Sch Dist	4.75%	2/1/2027	AA+	1,000	1,001,880
Puerto Rico Comwlth Pub Impt Ser A	5.125%	7/1/2031	BBB-	665	514,231
Puerto Rico Comwlth Ser A	5.375%	7/1/2028	BBB-	1,155	953,891
Puerto Rico Comwlth Unrefunded Pub Impt Ser A	5.25%	7/1/2030	BBB-	380	304,323
Total					14,996,709
Healthcare 9.47%
Clarke Cnty GA Hosp Auth Rev Ctfs Athens Regl Med Ctr Pj (MBIA)	5.125%	1/1/2032	AA	500	502,920
Cobb Cnty GA Hosp Auth Rev Ref & Impt Rev Antic Ctfs (AMBAC)	5.25%	4/1/2024	AA-	1,000	1,023,020
Coffee Cnty GA Hosp Auth Rev Ref Coffee Regl Med Ctr Inc Pj	5.00%	12/1/2026	BBB	1,010	748,208
Coffee Cnty GA Hosp Auth Rev Ref Coffee Regl Med Ctr Inc Pj	5.25%	12/1/2022	BBB	1,000	805,940

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GEORGIA TAX FREE TRUST March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Healthcare (continued)
Fulton Cnty GA Resdl Care Facs First Mtg Lenbrook Pj Ser A	5.00%	7/1/2027	NR	$1,500	$926,295
Glynn-Brunswick Mem Hosp Auth GA Rev 2005 Antic Ctfs (MBIA)	6.00%	8/1/2016	AA	100	99,750
Glynn-Brunswick Mem Hosp Auth GA Rev Antic Ctfs Southeast GA Ser A	5.50%	8/1/2028	A	1,840	1,654,362
Houston Cnty GA Hosp Auth Rev Antic Ctfs Houston Hlthcare Pj	5.00%	10/1/2038	A2	1,500	1,146,645
Houston Cnty GA Hosp Auth Rev Antic Ctfs Houston Hlthcare Pj	5.25%	10/1/2035	A2	1,500	1,222,860
Med Ctr Hosp Auth GA Rev Spring Harbor Green Isl Pj	5.25%	7/1/2037	NR	1,300	789,815
Puerto Rico Indl Tourist Edl & Med Envr Ctrl Fac Hosp de la Concepcion	6.50%	11/15/2020	Aa1	410	423,903
Ware Cnty GA Hosp Auth Rev Antic Ctfs GTD (MBIA)	5.50%	3/1/2021	Baa1	500	493,535
Wayne Cnty GA Hosp Auth Rev GTD (XLCA)	5.00%	3/1/2023	NR	1,000	942,280
Total					10,779,533
Housing 7.06%
Albany-Dougherty GA Inner City Albany St Univ Student Hsg Ser A (XLCA)	5.00%	7/1/2031	NR	1,000	762,520
East Point GA Hsg Auth Multi Fam Rev Hsg Laurel Ridge WA Rd Apts AMT (FNMA)	5.00%	10/1/2032	AAA	3,500	3,248,840
GA St Hsg & Fin Auth Rev Sing Fam Mtg Ser B AMT	5.05%	12/1/2031	AAA	1,000	856,900
GA St Hsg & Fin Auth Rev Sing Fam Sub Mtg Ser A-2 AMT	4.85%	12/1/2037	AAA	100	80,717
GA St Hsg & Fin Auth Rev Sub Ser A-2 AMT	4.875%	12/1/2024	AAA	100	92,688
Richmond Cnty GA Dev Auth ASU Jaguar Student Hsg LLC Ser A	5.25%	2/1/2030	A3	2,000	1,615,360
Savannah GA Econ Dev Auth Multi Fam Hsg Rev AMT (GNMA)	5.15%	11/20/2022	AAA	500	496,105
Tift Cnty GA Dev Auth Student Hsg Facs Rev Second ABAC LLC Pj (CIFG)	5.00%	8/1/2037	A3	1,000	885,080
Total					8,038,210

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GEORGIA TAX FREE TRUST March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Lease Obligations 4.97%
Assoc Cnty GA Commnrs Leasing Pj Unrefunded Bal Pub Purp Pj (AMBAC)	5.625%	7/1/2020	A1	$10	$10,368
Atlanta GA Dev Auth Rev Tuff ATDC Pj Ser A	5.00%	1/1/2035	A3	1,275	1,129,204
Atlanta GA Dev Auth Rev Tuff ATDC Pj Ser C	4.625%	1/1/2035	A3	1,170	974,657
Fayette Cnty GA Pub Fac Auth Rev Criminal Justice Ctr Pj	5.00%	6/1/2026	AA	1,040	1,058,169
GA Muni Assoc Inc Ctfs City Court Atlanta Pj (AMBAC)	5.25%	12/1/2026	A	750	702,367
GA Sch Bds Assoc Inc DeKalb Cnty Pub Schs Pj (MBIA)	5.00%	12/1/2023	AA-	1,000	1,014,070
Puerto Rico Comwlth Infrastr Fin Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	1,000	776,260
Total					5,665,095
Other Revenue 2.98%
Cobb Marietta GA Coliseum & Exhibit Hall Auth Rev (NPFGC)	5.625%	10/1/2026	AA-	1,000	1,036,750
GA St Higher Ed Facs Auth Rev USG Real Estate Fndtn I LLC Pj (AG)	5.25%	6/15/2019	AAA	1,735	1,845,467
George L Smith II GA World Congress Ctr Auth Rev AMT (NPFGC)	5.75%	7/1/2015	AA-	500	506,555
Total					3,388,772
Pre-Refunded 6.74%
Assoc Cnty GA Commnrs Leasing Pj Pub Purp Pj (AMBAC)	5.625%	7/1/2020	A1	15	16,101
Athens-Clarke Cnty GA Univ Govt Dev Auth Rev Catholic Hlth East Issue	5.50%	11/15/2032	A1	1,000	1,147,140
Atlanta GA ETM	5.60%	12/1/2015	A1	95	104,816
Cobb Cnty GA Kennestone Hosp Auth Rev Ctfs Ser 86 A ETM (MBIA)	Zero Coupon	8/1/2015	AA-	280	197,400
Private Colleges & Univs Auth GA Rev Mercer Univ Pj	5.75%	10/1/2031	Baa2	500	565,980
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser C	6.00%	7/1/2029	AAA	250	269,848
Puerto Rico Comwlth Pub Impt	5.00%	7/1/2027	AAA	370	414,981
Puerto Rico Comwlth Pub Impt Ser A	5.25%	7/1/2030	AAA	620	735,022
Puerto Rico Comwlth Pub Impt Ser A (MBIA)	5.75%	7/1/2026	AA-	1,240	1,312,639

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GEORGIA TAX FREE TRUST March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Pre-Refunded (continued)
Puerto Rico Pub Impt Bldgs Govt Facs Ser D	5.25%	7/1/2036	BBB-	$915	$1,011,889
Puerto Rico Pub Impt Bldgs Govt Facs Ser D	5.375%	7/1/2033	BBB-	1,185	1,315,125
Savannah GA Econ Dev Auth Rev Sub Ser C ETM	Zero Coupon	12/1/2021	Aaa	1,000	582,810
Total					7,673,751
Special Tax 1.03%
Atlanta GA Dev Auth Rev Opportunity Pj (AMBAC)	5.00%	12/1/2018	A	1,105	1,178,317
Tax Revenue 1.01%
Metro Atlanta Rapid Transn Auth GA Sales Tax Ser N (NPFGC) (IBC)	6.25%	7/1/2018	AAA	465	535,736
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Ser A	5.25%	8/1/2057	A+	750	610,950
Total					1,146,686
Tobacco 0.44%
Childrens Tr Fd Puerto Rico Tob Sttlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	750	500,535
Transportation 3.81%
Atlanta GA Arpt Fac Rev AMT (MBIA)	Zero Coupon	1/1/2010	AA	170	162,789
Atlanta GA Arpt Facs Rev Gen Ser A AMT (FSA)	5.125%	1/1/2030	AAA	100	85,344
Augusta GA Arpt Rev Gen Passenger Fac Charge A	5.15%	1/1/2035	Baa2	1,020	639,295
College Park GA Business Indl Dev Auth Rev Civic Ctr Pj (AMBAC)	5.25%	9/1/2026	AA-	1,000	990,950
Macon Bibb Cnty GA Indl Auth Arpt Impt Rev Atlantic AMT (AMBAC)	5.00%	4/1/2018	A	430	431,655
Metro Atlanta Rapid Transit Auth Ref Third Indenture Ser B (FSA)	5.00%	7/1/2029	AAA	2,000	2,026,820
Total					4,336,853
Utilities 26.33%
Appling Cnty GA Dev Auth Pollutn Ctrl Rev GA Pwr Co Plant Hatch Pj (AMBAC)	4.40%	7/1/2016	A	1,000	1,010,810
Atlanta GA Wtr & Wst Wtr Rev Ser A Unrefunded Bal (FGIC)	5.00%	11/1/2029	A	2,090	1,722,536

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

GEORGIA TAX FREE TRUST March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Utilities (continued)
Augusta GA Wtr & Swr Rev (FSA)	5.00%	10/1/2024	AAA	$2,000	$2,093,760
Carroll Cnty GA Wtr Auth Wtr & Swr Rev (AMBAC)	5.25%	7/1/2021	A3	500	526,015
Cherokee Cnty GA Wtr & Swr Auth Rev Ser 2006 (FSA)	5.00%	8/1/2031	AAA	3,000	2,979,840
Cobb Cnty GA Dev Auth Solid Wst Disp GA Wst Mgt Pj Ser A AMT	5.00%	4/1/2033	BBB	500	355,385
DeKalb Cnty GA Wtr & Swr Rev Ser A(b)	5.00%	10/1/2035	AA	12,540	12,569,971
Elberton GA Combined Util Sys Rev Ref & Impt (AMBAC)	5.50%	1/1/2019	A3	550	583,699
Forsyth Cnty GA Wtr & Swr Auth Rev (FSA)	5.00%	4/1/2019	AAA	500	547,525
Glynn Cnty GA Wtr & Swr Rev Ref & Impt (AMBAC)	5.00%	4/1/2023	A3	750	762,195
Main Str Nat Gas Inc GA Gas Pj Ser B	5.00%	3/15/2019	A	1,000	685,480
Monroe Cnty Dev Auth GA Oglethorpe Pwr Scherer B (AMBAC)	4.625%	1/1/2036	A	1,500	1,545,045
Muni Elec Auth GA Combustion Turbine Pj Ser A (MBIA)	5.25%	11/1/2022	AA-	1,445	1,477,036
Muni Elec Auth of GA Rev Gen Resolution Pjs Sub Ser A	5.25%	1/1/2021	A	1,000	1,045,450
Walton Cnty GA Wtr & Swr Auth Walton Hard Labor Creek Pj GTD (FSA)	5.00%	2/1/2033	AAA	2,150	2,080,082
Total					29,984,829
Total Investments in Municipal Bonds 106.91% (cost $131,187,115)					121,730,803
Liabilities in Excess of Cash and Other Assets(e) (6.91%)					(7,869,484)
Net Assets 100.00%					$113,861,319
Open Futures Contracts at March 31, 2009:
Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	June 2009	168	Short	$(21,790,125)	$(559,962)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
MUNICIPAL BONDS 109.30%
Corporate-Backed 11.24%
Alliance Arpt Auth Inc TX Spl Facs Rev American Airlines Inc Pj AMT	5.25%	12/1/2029	CCC+	$27,000	$10,510,020
Ascension Parish LA Pollutn Ctrl Rev Ref Borden Inc Pj	10.00%	12/1/2009	B3	16,500	4,784,835
Cnty of Nez Perce ID Potlatch Corp Pj	6.00%	10/1/2024	BB	5,000	3,393,550
Coshocton Cnty OH Envr Rev Smurfit Stone Container†*	5.125%	8/1/2013	D	3,100	333,250
CT St Res Recovery Auth Rev American Fuel Co Pj Ser A AMT	6.45%	11/15/2022	BB+	3,470	2,997,386
Gulf Coast Wst Disp Auth TX Rev Ser A AMT	6.10%	8/1/2024	BBB	1,000	683,870
Houston TX Arpt Sys Rev Spl Facs Rev Continental Airlines C AMT	6.125%	7/15/2027	B-	3,120	1,750,476
IL Fin Auth Sports Fac Rev Leafs Hockey Club Pj Ser A	5.875%	3/1/2027	NR	1,500	675,060
IL Fin Auth Sports Fac Rev Leafs Hockey Club Pj Ser A	6.00%	3/1/2037	NR	1,450	652,486
IL Fin Auth Sports Fac Rev United Sports Org of Barrington Ser A†	6.125%	10/1/2027	NR	1,475	1,116,722
IL Fin Auth Sports Fac Rev United Sports Org of Barrington Ser A†	6.25%	10/1/2037	NR	6,525	4,708,701
Jacksonville FL Econ Dev Gerdau Ameristeel US Inc AMT	5.30%	5/1/2037	BB+	6,400	2,883,136
LA Loc Govt Envr Fac Cmnty Dev Rev Auth	6.75%	11/1/2032	BB+	12,500	8,099,625
MI St Strategic Fd Pollutn Ctrl Rev General Motors Corp	6.20%	9/1/2020	C	5,000	626,500
Mohegan Tribe Indians CT Gaming Pub Impt Priority Dist†	5.125%	1/1/2023	B+	3,350	1,579,793
Mohegan Tribe Indians CT Gaming Pub Impt Priority Dist†	5.25%	1/1/2033	B+	1,500	600,585
New York City NY Indl Dev Agy Spl Fac Rev American Airlines JFK Intl Arpt AMT	7.625%	8/1/2025	B-	23,300	17,071,211
New York City NY Indl Dev Agy Spl Fac Rev American Airlines JFK Intl Arpt AMT	8.00%	8/1/2028	B-	2,000	1,493,880
New York City NY Indl Dev Agy Spl Fac Rev British Airways AMT	5.25%	12/1/2032	Ba1	3,560	1,813,072

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Corporate-Backed (continued)
NJ Econ Dev Auth Glimcher Pptys LP Pj AMT	6.00%	11/1/2028	NR	$5,035	$3,242,993
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3	3,955	2,054,108
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	6.25%	9/15/2019	B	5,325	3,914,461
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B	6,000	3,623,640
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	6.40%	9/15/2023	B	4,060	2,714,475
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	7.20%	11/15/2030	B	755	497,100
OR St Econ Dev Rev Ref Georgia Pacific Corp Pj Ser 183 AMT	5.70%	12/1/2025	B2	1,780	1,012,660
Port of Bay City Auth TX Rev Matagorda Cnty Rev Hoechst Celanese Corp Pj AMT	6.50%	5/1/2026	B+	3,340	1,952,464
Port of Corpus Christi Auth of Nueces Cnty TX Rev Bds Celanese Ser B AMT	6.70%	11/1/2030	B+	1,500	857,460
Port of Corpus Christi Auth TX Celanese Pj Ser A	6.45%	11/1/2030	B+	6,700	3,954,742
Richmond Cnty GA Dev Auth Envr Impt Rev Intl Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB	3,000	1,599,240
Rockdale Cnty GA Dev Auth Visy Paper Pj Ser A AMT	6.125%	1/1/2034	NR	2,500	1,575,175
Rumford ME Rev Bds Ref Boise Cascade Corp Pj AMT	6.875%	10/1/2026	Ba3	1,500	757,260
Total					93,529,936
Education 5.43%
CA Statewide Cmntys Dev Auth Rev Thomas Jefferson Sch Law Ser A	7.25%	10/1/2032	BB+	3,500	2,700,985
CA Statewide Cmntys Dev Auth Sonoma Country Day Sch COP	6.00%	1/1/2029	NR	6,550	4,443,913
Charyl Stockwell Academy MI COP	5.90%	10/1/2035	NR	3,000	1,968,540
CO Edl & Cultural Facs Auth Rev Indpt Sch Vail Christian High Sch†	5.50%	6/1/2037	NR	3,500	2,212,350
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR	4,500	3,469,275
IA Higher Ed Ln Auth Rev Ref Private College Grand View	5.00%	10/1/2031	NR	1,500	1,151,445

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Education (continued)
IA Higher Ed Ln Auth Rev Ref Private College Waldorf A	5.00%	10/1/2034	NR	$1,000	$670,190
IL Fin Auth Northwestern Mem Hosp Ser A(b)(d)	5.75%	8/15/2030	AA+	5,000	4,903,750
Lee Cnty FL Indl Dev Auth Lee Charter Fndtn Ser A	5.25%	6/15/2027	BB	3,500	2,118,445
MA Dev Fin Agy Boston Architectural College (ACA)	5.00%	1/1/2037	NR	2,710	1,694,699
MA St Dev Fin Agy Rev Eastern Nazarene College	5.625%	4/1/2029	BB+	1,000	675,740
Marietta GA Dev Auth Rev Life Univ Inc Pj	7.00%	6/15/2030	Ba3	5,000	3,852,350
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.875%	12/1/2028	Baa3	2,360	1,790,980
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	6.125%	12/1/2033	Baa3	3,075	2,325,684
New York City NY Indl Dev Agy Fac Rev Vaughn College Aeronautics B	5.00%	12/1/2031	BB+	1,510	932,002
New York City NY Indl Dev Agy Fac Rev Vaughn College Aeronautics B	5.25%	12/1/2036	BB+	3,640	2,248,210
PA St Higher Edl Facs Auth Rev Edinboro Univ	5.75%	7/1/2028	BBB-	855	678,844
Univ of CA(b)	5.75%	5/15/2031	Aa1	7,000	7,287,700
Total					45,125,102
General Obligation 5.89%
CA St(d)	6.50%	4/1/2033	A	15,000	15,776,250
Los Angeles CA Unif Sch Dist Ser D(b)	5.00%	1/1/2034	AA-	10,460	9,850,810
Los Angeles CA Unif Sch Dist Ser F(b)	5.00%	7/1/2029	AA-	2,000	1,883,520
New York City NY Ser H-1(b)	5.125%	3/1/2026	AA	10,000	9,925,100
NY St Urban Dev Corp(b)	5.00%	12/15/2025	AAA	3,730	3,808,513
NY St Urban Dev Corp(b)	5.00%	12/15/2026	AAA	5,420	5,534,085
NY St Urban Dev Corp(b)	5.00%	12/15/2027	AAA	2,160	2,205,466
Total					48,983,744
Healthcare 33.40%
Allegheny Cnty PA Hosp Dev Auth Rev West PA Hlth Sys Ser A	5.00%	11/15/2028	BB	9,000	5,218,920
Alton IL St. Anthony's Hlth Ctr	6.00%	9/1/2010	BB+	685	674,382
Alton IL St. Anthony's Hlth Ctr	6.00%	9/1/2014	BB+	1,620	1,501,870

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Healthcare (continued)
AZ Hlth Facs Auth Hlthcare Beatitudes Campus Pj	5.20%	10/1/2037	NR	$8,000	$4,453,200
Bremer Cnty IA Ret Fac Rev Bartels Lutheran Ser A	5.00%	11/15/2017	NR	1,140	910,951
Bucks Cnty PA Indl Dev Auth Ret Cmnty Ann's Choice Inc Fac Ser A	6.125%	1/1/2025	NR	3,500	2,551,150
CA Statewide Cmntys Dev Auth Rev Daughters of Charity Hlth Ser A	5.25%	7/1/2030	BBB	3,020	2,011,713
CA Statewide Cmntys Dev Auth Rev Vlycare Hlth Sys Ser A	5.00%	7/15/2022	NR	2,270	1,622,868
CO Hlth Facs Auth Rev Christian Living Cmntys Pj A	5.75%	1/1/2026	NR	1,000	705,360
CO Hlth Facs Auth Rev Christian Living Cmntys Pj A	5.75%	1/1/2037	NR	2,055	1,301,144
CO Hlth Facs Auth Rev Hlth & Resdl Care Facs Volunteers of America Care A	5.30%	7/1/2037	NR	1,500	822,555
Cottage Grove MN Sr Hsg Rev PHS/Cottage Grove Inc Pj B	6.00%	12/1/2046	NR	2,325	1,626,709
Cuyahoga Cnty OH Hlthcare & Indpt Living Fac Rev Fac Eliza Jennings Sr Care Ser A	6.00%	5/15/2037	NR	4,300	2,970,612
Cuyahoga Cnty OH Hlthcare & Indpt Living Fac Rev Fac Eliza Jennings Sr Care Ser A	6.00%	5/15/2042	NR	2,500	1,692,750
Director St NV Dept Business & Industry Las Ventanas Ret Pj A	7.00%	11/15/2034	NR	6,000	3,338,460
Director St NV Dept Business & Industry Las Ventanas Ret Pj B	6.00%	11/15/2014	NR	4,105	2,560,371
Director St NV Dept Business & Industry Las Ventanas Ret Pj B	6.75%	11/15/2023	NR	4,700	2,715,143
East Rochester NY Hsg Auth Rev Ref Sr Living Woodland Vlg Pj	5.50%	8/1/2033	NR	1,700	1,078,956
Fulton Cnty GA Resdl Care Facs First Mtg Lenbrook Pj Ser A	5.125%	7/1/2042	NR	8,000	4,415,760
Fulton Cnty PA Indl Dev Auth Hosp Rev Fulton Cnty Med Ctr Pj	5.875%	7/1/2031	NR	1,500	1,048,065
HFDC Cent TX Inc Ret Fac Rev Ser A	5.625%	11/1/2026	NR	1,850	1,203,832
HFDC Cent TX Inc Ret Fac Rev Ser A	5.75%	11/1/2036	NR	3,750	2,223,337
Hillsborough Cnty FL Indl Dev Auth Hosp Rev Tampa Gen Hosp Pj(b)	5.25%	10/1/2041	A3	5,000	3,722,400

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Healthcare (continued)
Hillsdale MI Hosp Fin Auth Hosp Rev Hillsdale Cmnty Hlth Ctr	5.75%	5/15/2018	BBB-	$2,360	$2,133,747
Holmes Cnty Hosp Corp FL Hosp Rev Doctors Mem Hosp	5.75%	11/1/2026	NR	6,615	4,897,283
Holmes Cnty Hosp Corp FL Hosp Rev Doctors Mem Hosp	6.00%	11/1/2038	NR	7,115	4,912,836
Huntsville-Redstone Vlg AL Spl Care Facs Fin Redstone Vlg Pj	5.50%	1/1/2028	NR	4,500	3,045,780
IA Fin Auth Sr Hsg Rev Ref Bethany Life Cmntys Pj A	5.55%	11/1/2041	NR	1,000	628,500
IL Fin Auth Rev Bds Edward Hosp A Rmkt (AMBAC)	6.25%	2/1/2033	A+	500	458,210
IL Fin Auth Rev Clare at Wtr Tower Pj Ser A	5.20%	5/15/2012	NR	1,000	858,250
IL Fin Auth Rev Clare at Wtr Tower Pj Ser A	5.30%	5/15/2013	NR	1,000	817,730
IL Fin Auth Rev Clare at Wtr Tower Pj Ser A	6.00%	5/15/2025	NR	4,000	2,230,040
IL Fin Auth Rev Clare at Wtr Tower Pj Ser A	6.125%	5/15/2038	NR	5,000	2,454,250
IL Fin Auth Rev Clare at Wtr Tower Pj Ser C	5.125%	5/15/2012	NR	5,000	4,281,500
IL Fin Auth Rev Clare Oaks Pj Ser A	6.00%	11/15/2027	NR	8,000	5,844,560
IL Fin Auth Rev Friendship Vlg Schaumburg A	5.375%	2/15/2025	BB-(a)	4,000	2,504,360
IL Fin Auth Rev Friendship Vlg Schaumburg A	5.625%	2/15/2037	BB-(a)	4,000	2,289,880
IL Fin Auth Rev Kewannee Hosp Pj	5.10%	8/15/2031	NR	1,215	788,669
IL Fin Auth Rev Landing at Plymouth Pj A	6.00%	5/15/2025	NR	3,000	2,155,560
IL Fin Auth Rev Montgomery Place Pj Ser A	5.50%	5/15/2026	NR	2,400	1,641,528
IL Fin Auth Rev Rush Univ Med Ctr Ser A	7.25%	11/1/2030	A-	3,000	3,078,060
IL Fin Auth Rev Sedgebrook Inc Fac Ser A	6.00%	11/15/2037	NR	3,750	1,936,125
IL Fin Auth Rev Sedgebrook Inc Fac Ser A	6.00%	11/15/2042	NR	3,750	1,915,012
IL Fin Auth Rev Smith Vlg Pj Ser A	5.25%	11/15/2016	NR	4,290	3,546,800

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Healthcare (continued)
IL Fin Auth Rev Three Crowns Pk Plaza A	5.875%	2/15/2038	NR	$4,500	$2,779,425
IN Hlth & Edl Fac Fin Auth Hosp Rev Cmnty Fndtn Northwest IN	5.50%	3/1/2037	BBB	5,000	3,749,000
Iron River MI Hosp Fin Auth	6.50%	5/15/2033	NR	3,000	2,275,440
Jacksonville FL Hlth Facs Auth Brooks Hlth Sys	5.25%	11/1/2038	A	3,700	2,875,751
Johnson City TN Hlth & Edl Fac First Mtg Mtn Sts Hlth Ser A	5.50%	7/1/2036	BBB+	2,800	2,074,184
Johnston Mem Hosp Auth (FHA)(FSA)(b)	5.25%	10/1/2036	AAA	7,000	6,723,535
Knox Cnty TN Hlth Edl & Hsg Facs Baptist Hlth Sys East TN	6.375%	4/15/2022	A1	4,215	4,264,779
Knox Cnty TN Hlth Edl & Hsg Facs Baptist Hlth Sys East TN	6.50%	4/15/2031	A1	5,955	5,961,074
Lexington VA Indl Dev Auth Resdl Care Fac Rev Mtg Kendal at Lexington Ser A	5.50%	1/1/2037	NR	1,750	1,129,590
Louisville & Jefferson Cnty KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc(b)	5.25%	10/1/2036	A-	23,750	18,377,988
Lubbock TX Hlth Facs Dev Corp Rev 1st Mtg Carillon Pj A	6.30%	7/1/2019	NR	4,010	3,396,791
MA St Hlth & Edl Facs Auth Rev UMass Mem Issue Ser D	5.25%	7/1/2025	BBB	8,560	6,815,301
MD St Hlth & Higher Edl Facs Auth Rev Washington Cnty Hosp	5.75%	1/1/2033	BBB-	1,035	821,987
MD St Hlth & Higher Edl Facs Auth Rev Washington Cnty Hosp	6.00%	1/1/2028	BBB-	1,280	1,091,648
Mesquite TX Hlth Facs Dev Ret Fac Christian Care	5.50%	2/15/2025	BBB-	2,000	1,454,620
Mesquite TX Hlth Facs Dev Ret Fac Christian Care	5.625%	2/15/2035	BBB-	1,650	1,107,447
NH Hlth & Edl Facs Auth Rev Havenwood Heritage Heights A	5.35%	1/1/2026	NR	1,035	708,499
NH Hlth & Edl Facs Auth Rev Havenwood Heritage Heights A	5.40%	1/1/2030	NR	750	491,055
NJ Econ Dev Auth Rev First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR	1,250	822,637
NJ Econ Dev Auth Rev First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR	2,605	1,577,927
NJ Hlthcare Fac Fin Auth Rev Holy Name Hosp	5.25%	7/1/2030	Baa2	16,885	12,819,092

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Healthcare (continued)
Northampton Cnty PA Gen Purp St. Luke's Hosp Pj Ser A	5.25%	8/15/2024	BBB+	$1,210	$1,040,031
Northampton Cnty PA Gen Purp St. Luke's Hosp Pj Ser A	5.375%	8/15/2028	BBB+	1,675	1,412,042
NY St Dorm Auth Orange Regl Med Ctr	6.125%	12/1/2029	Ba1	4,250	3,254,395
OH St Higher Edl Fac Commn Rev Univ Hosp Hlth Sys Ser 2009-A	6.75%	1/15/2039	A	5,000	4,944,050
Orange Cnty FL Hlth Facs Auth Ref Hlthcare Orlando Lutheran	5.375%	7/1/2020	NR	1,100	797,104
Orange Cnty FL Hlth Facs Auth Ref Hlthcare Orlando Lutheran	5.70%	7/1/2026	NR	1,920	1,278,835
Philadelphia PA Hosps & Higher Ed Facs Auth Rev Temple Univ Hosp Pj Ser A	6.625%	11/15/2023	BBB	7,000	6,194,790
RI St Hlth & Edl Bldg Corp Rev Hosp Fin St. Joseph Hlth Svcs	5.50%	10/1/2029	BB	15,270	9,809,753
Sarasota Cnty FL Hlth Fac Auth Rev Hlthcare Sarasota Manatee	5.75%	7/1/2037	NR	2,565	1,687,616
Sarasota Cnty FL Hlth Fac Auth Rev Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR	6,435	4,099,932
Sayre Mem Hosp Auth OK Hosp & Sales Tax Rev	6.00%	7/1/2037	NR	4,000	2,902,200
SC Jobs Econ Dev Auth Hlth Facs Rev First Mtg Wesley Commons	5.125%	10/1/2026	NR	1,400	896,140
SC Jobs Econ Dev Auth Rev Anmed Hlth Pj (AMBAC)	7.50%#	2/1/2026	AA	3,000	3,000,000
SC Jobs Econ Dev Auth Rev Woodlands At Furman Pj Ser A	6.00%	11/15/2042	NR	4,600	2,699,050
SC Jobs Econ Dev Hosp Rev Ref & Impt Hampton Regl Med	5.25%	11/1/2028	NR	12,000	8,336,280
St. Joseph Cnty Indl Econ Dev Rev Holy Cross Vlg Notre Dame Pj A	5.70%	5/15/2028	NR	265	177,810
St. Joseph Cnty Indl Econ Dev Rev Holy Cross Vlg Notre Dame Pj A	6.00%	5/15/2026	NR	250	178,560
St. Joseph Cnty Indl Econ Dev Rev Holy Cross Vlg Notre Dame Pj A	6.00%	5/15/2038	NR	475	313,320
St. Paul MN Port Auth Lease Rev Hltheast Midway Campus 03 A	5.75%	5/1/2025	BB	1,520	1,144,104
Sullivan Cnty TN Hlth Edl & Hsg Facs Bd Hosp Rev Wellmont Hlth Sys Pj Ser C	5.25%	9/1/2036	BBB+	1,145	635,235

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Healthcare (continued)
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	6.00%	8/1/2025	NR	$3,000	$2,264,190
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	6.00%	8/1/2035	NR	3,000	2,038,680
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.70%	9/1/2037	NR	8,000	5,164,160
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.75%	9/1/2042	NR	2,000	1,273,000
Western IL Econ Dev Auth Rev Carthage Mem Hosp Pj Ser B	7.00%	6/1/2033	NR	2,890	2,340,582
Westmoreland Cnty PA Indl Dev Auth Rev Ret Cmnty Redstone A	5.75%	1/1/2026	NR	900	630,342
WI Hlth & Edl Facs Auth Hlth Facs Three Pillars Sr Living A	5.50%	8/15/2034	A-(a)	500	350,315
WI Hlth & Edl Facs Auth Rev Wheaton Hlthcare Ser B	5.125%	8/15/2030	BBB+	26,150	16,639,506
Wilson Cnty KS Hosp Rev	5.60%	9/1/2036	NR	3,530	2,502,099
WV St Hosp Fin Auth WV Thomas Hlth Sys	6.50%	10/1/2028	NR	7,425	5,772,418
Total					277,883,497
Housing 5.20%
El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Rev Las Lomas Apts Ser A	5.60%	12/1/2009	B3	110	109,758
El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Rev Las Lomas Apts Ser A	6.375%	12/1/2029	B3	3,280	2,318,402
El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Rev Las Lomas Apts Ser A	6.45%	12/1/2019	B3	1,515	1,242,633
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Grp A(b)	5.125%	1/1/2036	BBB-(a)	10,700	6,916,480
Harrisonburg VA Redev & Hsg Auth Multi Fam Hsg Rev Brooke Ridge Apts Pj Ser E AMT	6.475%	12/1/2038	NR	12,170	9,243,237
LA Pub Facs Auth Rev Susla Facs Inc Pj Ser A†	5.75%	7/1/2039	NR	5,100	3,462,288
LA St Gas & Fuels Tax Rev Ser A (FGIC)(b)	5.00%	5/1/2041	AA	13,500	13,018,995
Metro Govt Nashville & Davidson Cnty TN Facs Bd Rev Multi Fam Hsg Rev Prestige A	7.50%	12/20/2040	NR	3,955	2,669,467

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Housing (continued)
Middlesex Cnty NJ Impt Auth Rev Sub Heldrich Ctr Hotel Ser B	6.125%	1/1/2025	NR	$2,790	$1,644,147
Munimae TE Bond Subsidiary LLC Purp Sub Pfd Shs Ser B 3†(c)	5.90%	9/30/2015	NR	2,000	1,007,500
MuniMae TE Bond Subsidiary LLC Purp Sub Pfd Shs Ser D†(c)	5.30%	9/30/2015	NR	2,000	1,301,120
Stillwater MN Multi Fam Rev Hsg Orleans Homes LP Pj AMT	5.50%	2/1/2042	NR	500	313,130
Total					43,247,157
Other Revenue 19.11%
AK Indl Dev & Expt Auth Sports Facs Rev Anchorage Sportsplex Pj Ser A	6.15%	8/1/2031	NR	3,285	2,287,871
Baker FL Correctional Dev 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR	8,300	6,778,278
Baltimore MD Convtn Ctr Hotel Rev Sub Ser B	5.875%	9/1/2039	Ba1	5,500	2,695,605
Beauregard Parish LA Rev Ref Boise Cascade Corp Pj	6.80%	2/1/2027	Ba3	4,750	2,446,630
CA Muni Fin Auth High Tech High Chula Vista B†	6.125%	7/1/2038	BB+(a)	1,250	925,912
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR	1,640	1,087,156
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR	1,500	933,525
CA Statewide Cmntys Dev Auth Rev Windrush Sch	5.50%	7/1/2037	NR	1,000	658,530
Charyl Stockwell Academy MI COP	5.75%	10/1/2025	NR	4,130	2,951,670
Chester Cnty PA Indl Dev Auth Rev Renaissance Academy Pj A	5.625%	10/1/2015	NR	1,870	1,649,246
CO Edl & Cultural Facs Auth CO New Vision Charter Pj Sch†	6.75%	4/1/2040	NR	930	718,100
CO Edl & Cultural Facs Auth Rev Charter Sch Cmnty Leadership	6.50%	7/1/2038	NR	1,065	781,391
Conner Creek Academy East MI Pub Sch Academy Rev	5.25%	11/1/2036	BB+	1,000	626,270
Denver CO Convtn Ctr Hotel Auth Rev Sr (XLCA)	5.00%	12/1/2035	BBB-	3,000	1,973,880
Detroit Cmnty High Sch MI Pub Sch Academy Rev	5.65%	11/1/2025	BB	1,000	701,570

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Other Revenue (continued)
Detroit Cmnty High Sch MI Pub Sch Academy Rev	5.75%	11/1/2030	BB	$1,255	$834,726
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR	1,665	993,406
FL Dev Fin Corp Rev Palm Bay Academy Inc Pj A	6.00%	5/15/2036	BB-	2,000	1,369,160
FL Dev Fin Corp Rev Palm Bay Academy Inc Pj A	6.125%	5/15/2037	BB-	1,855	1,285,571
IA Fin Auth Child Svcs	5.375%	6/1/2026	NR	1,795	1,177,197
IAH Pub Fac Corp Pj Rev	6.00%	5/1/2016	NR	965	833,934
IAH Pub Fac Corp Pj Rev	6.00%	5/1/2021	NR	2,000	1,564,620
IAH Pub Fac Corp Pj Rev	6.125%	5/1/2026	NR	1,500	1,112,595
Kansas City MO Indl Dev Auth Allen Vlg Sch Pj Ser A†	6.125%	8/1/2026	NR	1,550	1,178,945
Kansas City MO Indl Dev Auth Allen Vlg Sch Pj Ser A†	6.25%	8/1/2036	NR	2,815	2,003,998
Kansas City MO Indl Dev Auth Derrick Thomas Ser A†	5.875%	1/1/2037	NR	6,570	4,490,923
LA Gas & Fuel St TR II-R ROCS-RR-II-R-659 (FGIC)	1.08%#	5/1/2041	Aa3	6,750	6,750,000
La Vernia Higher Ed Fin Corp Rev Bd Ser A	7.125%	2/15/2038	NR	5,015	3,826,946
La Vernia TX Higher Ed Fin Corp Ed Rev Amigos Por Vida Friends Life	6.25%	2/15/2026	NR	1,000	769,230
La Vernia TX Higher Ed Fin Corp Ed Rev Amigos Por Vida Friends Life	6.375%	2/15/2037	NR	1,000	722,410
Lee Cnty FL Indl Dev Auth Indl Dev Rev Lee Charter Fndtn Ser A	5.375%	6/15/2037	BB	3,500	1,963,780
Lombard Pub Facs Corp Rev Bds First Tier Ser A 1	7.125%	1/1/2036	NR	8,500	5,870,950
Madison Cnty FL Rev First Mtg Twin Oaks Pj Ser A	6.00%	7/1/2025	NR	1,185	859,563
Maverick Cnty TX Pub Fac Corp Pj Ser A-1	6.25%	2/1/2024	NR	4,810	3,638,428
Maverick Cnty TX Pub Fac Corp Pj Ser A-1	6.375%	2/1/2029	NR	1,560	1,132,404
MD St Econ Dev Corp Rev Sr Lien Pj Chesapeake Bay A	5.00%	12/1/2031	NR	10,000	5,203,800
MD St Econ Dev Corp Rev Sr Lien Pj Chesapeake Bay B	5.25%	12/1/2031	NR	1,000	541,620
MD St Hlth & Higher Edl Facs Auth Rev Washington Christian Academy	5.25%	7/1/2018	NR	250	196,213

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Other Revenue (continued)
MD St Hlth & Higher Edl Facs Auth Rev Washington Christian Academy	5.50%	7/1/2038	NR	$2,300	$1,382,093
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy†	6.50%	9/1/2037	BBB-	5,000	3,700,650
MI Pub Edl Facs Auth Rev Ltd Oblig Crescent	7.00%	10/1/2036	NR	745	584,900
MI Pub Edl Facs Auth Rev Ltd Oblig David Ellis West Pj	5.875%	6/1/2037	NR	3,390	2,276,283
MI Pub Edl Facs Auth Rev Ltd Oblig Old Redford Pj Ser A	5.875%	12/1/2030	BBB-	3,720	2,663,371
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.25%	1/1/2037	NR	5,755	3,031,274
Milwaukee WI Redev Auth Rev Academy of Learning Ser A	5.65%	8/1/2037	NR	1,000	666,420
Mohave Cnty AZ Indl Dev Auth Rev Mohave Prison LLC Expansion Pj	8.00%	5/1/2025	BBB+	8,000	8,423,120
NJ Econ Dev Auth Rev	5.625%	6/15/2019	BBB	4,150	3,577,590
NJ St Econ Dev Auth Rev Cigarette Tax	5.50%	6/15/2024	BBB	3,185	2,443,245
NY St Urban Dev Corp Rev Personal Income Tax Ser A-1(b)	5.00%	12/15/2028	AAA	6,000	6,031,620
Otero Cnty NM Jail Pj	5.75%	4/1/2018	NR	1,925	1,559,096
Otero Cnty NM Jail Pj	6.00%	4/1/2023	NR	1,350	1,021,599
Otero Cnty NM Jail Pj	6.00%	4/1/2028	NR	1,900	1,350,938
Palm Bay FL Edl Facs Rev Patriot Charter Sch Pj Ser A	6.75%	7/1/2022	NR	1,460	1,096,387
Palm Bay FL Edl Facs Rev Patriot Charter Sch Pj Ser A	7.00%	7/1/2036	NR	5,000	3,428,300
Palm Beach Cnty FL Rev G Star Sch of Arts Ser A	6.75%	5/15/2035	BB	2,455	1,914,532
Pima Cnty AZ Indl Dev Auth Edl Rev American Charter Schs Fdtn A	5.625%	7/1/2038	BBB(a)	9,000	6,129,720
Pima Cnty AZ Indl Dev Auth Edl Rev Ref Horizon Cmnty Learning Ctr	5.25%	6/1/2035	BBB	10,000	6,526,500
Pima Cnty AZ Indl Dev Auth Edl Rev Ref Paradise Ed Ctr Pj	5.875%	6/1/2022	BB	250	194,598
Pima Cnty AZ Indl Dev Auth Edl Rev Ref Paradise Ed Ctr Pj	6.00%	6/1/2036	BB	1,800	1,230,678
Plymouth MI Edl Ctr Charter Sch Pub Sch Academy Rev	5.375%	11/1/2030	BBB-	1,500	1,008,195
Provo UT Charter Sch Rev Freedom Academy Fndtn	5.50%	6/15/2037	NR	3,000	1,836,390

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Other Revenue (continued)
Red River Auth TX Pollutn Ctrl Celanese Pj Ser A	6.45%	11/1/2030	B+	$2,495	$1,472,699
Rivers Auth Inc Mont Pj Rev Sr Lien*	7.375%	11/1/2027	NR	2,615	1,087,239
San Luis AZ Fac Dev Corp Rev Sr Lien Pj Regl Detention Ctr	7.00%	5/1/2020	NR	1,000	861,540
San Luis AZ Fac Dev Corp Rev Sr Lien Pj Regl Detention Ctr	7.25%	5/1/2027	NR	1,200	995,556
Spanish Fork City UT Charter Sch Rev American Leadership Academy†	5.55%	11/15/2021	NR	1,160	865,209
Spanish Fork City UT Charter Sch Rev American Leadership Academy†	5.55%	11/15/2026	NR	800	542,888
Spanish Fork City UT Charter Sch Rev American Leadership Academy†	5.70%	11/15/2036	NR	1,750	1,103,725
Star Intl Academy MI COP	6.125%	3/1/2037	BB+	1,460	1,008,276
Summit Academy MI Pub Sch Academy Rev	6.375%	11/1/2035	BB+	3,795	2,830,463
Sweetwater Cnty WY Solid Wst Disp Ref FMC Corp Pj AMT	5.60%	12/1/2035	BBB	2,500	1,739,425
Twp of Baytown MN Rev St. Croix Prep Academy Ser A	6.75%	8/1/2028	NR	1,000	796,200
Twp of Baytown MN Rev St. Croix Prep Academy Ser A	7.00%	8/1/2038	NR	1,500	1,165,470
TX St Pub Fin Auth Charter Sch Fin Corp Rev Cosmos Fndtn Ser A	5.375%	2/15/2037	NR	2,870	1,715,456
UT Cnty UT Charter Sch Rev Lakeview Academy Ser A	5.625%	7/15/2037	NR	1,000	669,890
UT Cnty UT Charter Sch Rev Lincoln Academy Ser A†	5.875%	6/15/2037	NR	1,750	1,213,957
UT St Charter Sch Fin Auth Rev Noah Webster Academy Ser A	6.50%	6/15/2038	NR	500	363,785
West Vly City UT Charter Sch Rev Monticello Academy†	6.375%	6/1/2037	NR	4,200	2,961,798
Total					159,007,128
Special Tax 8.07%
Allegheny Cnty PA Redev Auth Rev Pittsburgh Mills Pj	5.60%	7/1/2023	NR	500	369,460
Altoona IA Tax Alloc Annual Appropriation	5.75%	6/1/2031	BBB+	1,000	869,270
Amelia Walk Cmnty Dev Dist FL Spl Assmnt Ser A	5.50%	5/1/2037	NR	980	552,093

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Special Tax (continued)
Arborwood Cmnty Dev Dist FL Cap Impt Rev Master Infrastr Pj A	5.35%	5/1/2036	NR	$6,785	$3,783,994
Arborwood Cmnty Dev Dist FL Centex Homes Pj Ser A 1	5.50%	5/1/2036	NR	2,825	1,614,290
Arborwood Cmnty Dev Dist FL Centex Homes Pj Ser A 2	5.10%	5/1/2016	NR	3,665	2,742,996
Atlanta GA Tax Alloc Eastside Pj Ser A AMT	5.625%	1/1/2016	NR	1,335	1,227,799
Atlanta GA Tax Alloc Princeton Lakes Pj	5.50%	1/1/2031	NR	1,045	699,105
Aurora City IL Tax Alloc East River Area No 6 Ser A	6.75%	12/30/2027	NR	1,650	1,224,993
Aurora City IL Tax Alloc River City No 3 Ser B	6.50%	12/30/2023	NR	2,000	1,528,820
Baltimore MD Spl Oblig Ser A	7.00%	9/1/2038	NR	6,000	4,750,920
Branson MO Indl Dev Auth Tax Rev Branson Landing Retail Pj	5.50%	6/1/2029	NR	6,220	3,871,328
Cap Reg Cmnty Dev Dist Spl Assmnt Cap Impt Ser A	7.00%	5/1/2039	NR	1,500	1,054,905
Crosscreek Cmnty Dev Dist FL Spl Assmnt Rev A	5.60%	5/1/2039	NR	1,750	881,318
Crosscreek Cmnty Dev Dist FL Spl Assmnt Rev B	5.50%	5/1/2017	NR	1,490	679,440
Cypress Creek Hillsborough Cnty Cmnty Dev Dist FL Cap	5.35%	5/1/2037	NR	6,800	3,502,748
Dardenne Town Square Transn Dev Dist MO Sales Tax Ser A	5.00%	5/1/2036	NR	3,110	1,559,198
Durbin Crossing Cmnty Dev Dist FL Spl Assmnt Ser A	5.50%	5/1/2037	NR	5,800	3,184,200
East Homestead Cmnty Dev Dist FL Spl Assmnt Rev Ser B	5.00%	5/1/2011	NR	915	653,447
Grandview MO Indl Dev Auth Tax Inc Grandview Crossing Pj 1	5.75%	12/1/2028	NR	1,000	492,230
Henderson NV Loc Impt Dists No T18	5.25%	9/1/2026	NR	8,155	3,658,333
Henderson NV Loc Impt Dists No T18	5.30%	9/1/2035	NR	2,500	1,119,700
IA Fin Auth Child Svcs	5.50%	6/1/2031	NR	4,260	2,665,056
Lake Elsinore CA Unif Sch Cmnty Dist Spl Tax No 2004-03	5.25%	9/1/2029	NR	1,650	945,004
Legends Bay Cmnty Dev Dist FL Corp Impt Rev Ser A	5.875%	5/1/2038	NR	1,000	559,420
Magnolia West Cmnty Dev Dist FL Spl Assmnt	5.35%	5/1/2037	NR	3,890	2,110,364

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Special Tax (continued)
Mariposa East Pub Impt Dist NM	5.75%	9/1/2021	NR	$350	$250,828
Mariposa East Pub Impt Dist NM	6.00%	9/1/2032	NR	1,000	633,760
Mediterranea Cmnty Dev Dist FL Spl Assmnt Ser A	5.60%	5/1/2037	NR	1,480	827,409
Millsboro DE Spl Oblig Plantation Lakes Spl Dev Ser A	5.45%	7/1/2036	NR	5,000	2,814,250
Orange Grove Cmnty Dev Dist LA Spl Assmnt	5.30%	11/1/2021	NR	1,760	1,176,032
Panther Trace II FL Cmnty Dev Dist Rev Spl Assmnt Ser A	5.60%	5/1/2035	NR	1,735	1,055,869
Pine Ridge Plantation Cmnty Dev Dist FL Cap Impt Rev Ser B	5.00%	5/1/2011	NR	970	602,836
Shingle Creek Cmnty Dev Dist FL Cap Impt Rev	6.10%	5/1/2025	NR	4,990	3,158,670
Sparks Loc Impt Dist Ltd Oblig Dist No 3	6.75%	9/1/2027	NR	1,000	732,090
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.70%	4/1/2022	NR	1,485	1,064,448
Tern Bay Cmnty Dev Dist FL Cap Impt Rev Ser A*	5.375%	5/1/2037	NR	12,950	5,180,000
Tracy CA Cmnty Facs Dist No 1 Spl Tax NEI Phase II	5.70%	9/1/2026	NR	920	697,526
Whispering Spr Dev Dist LA Spl Assmnt	5.20%	10/1/2021	NR	2,290	1,330,192
Whiting IN Redev Dist Tax Inc Rev Standard Ave Pj	5.35%	1/15/2027	NR	2,055	1,312,837
Total					67,137,178
Tax Revenue 2.64%
Southwestern IL Dev Auth Rev Loc Govt Pg Collinsville Ltd	5.35%	3/1/2031	NR	1,000	631,170
Sparks Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.75%	6/15/2028	Ba2	7,000	4,783,940
UT Transit Auth(b)	5.00%	6/15/2028	AAA	16,235	16,547,706
Total					21,962,816
Tobacco 1.77%
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	BBB	6,690	4,190,817
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2047	BBB	19,180	10,537,300
Total					14,728,117

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Transportation 4.41%
Augusta GA Arpt Rev Gen Arpt Passenger B AMT	5.35%	1/1/2028	Baa2	$350	$237,157
Augusta GA Arpt Rev Gen Ser C AMT	5.45%	1/1/2031	Baa2	2,410	1,590,865
Dallas-Fort Worth TX Intl Arpt Fac Impt Corp Rev A Sub Ser 2 AMT	9.00%	5/1/2029	CCC+	7,500	4,585,050
Dallas-Fort Worth TX Intl Arpt Fac Impt Corp Rev A Sub Ser 3 AMT	9.125%	5/1/2029	CCC+	1,500	838,920
Director St NV Dept Business & Industry Las Vegas Monorail Pj Secd Tier	7.25%	1/1/2023	NR	5,000	350,000
Director St NV Dept Business & Industry Las Vegas Monorail Pj Secd Tier	7.375%	1/1/2030	NR	5,000	350,000
Greater Orlando Aviation Auth Orlando FL Spl Arpt Facs JetBlue Airways Corp AMT	6.375%	11/15/2026	NR	2,305	1,420,687
Greater Orlando Aviation Auth Orlando FL Spl Arpt Facs JetBlue Airways Corp AMT	6.50%	11/15/2036	NR	5,000	2,924,400
Metro WA Arpts Auth AMT(b)	5.00%	10/1/2022	AA-	3,250	3,042,146
Metro WA Arpts Auth AMT(b)	5.25%	10/1/2027	AA-	4,540	4,249,644
Metro WA Arpts Auth AMT(b)	5.375%	10/1/2028	AA-	2,500	2,340,113
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	6.625%	9/15/2012	B	2,760	2,321,822
North TX Twy Auth Rev Toll 2nd Tier Ser F	5.75%	1/1/2033	A3	4,200	3,793,314
Phoenix AZ Indl Dev Auth Arpt Fac Rev America West Airlines Inc Pj AMT	6.25%	6/1/2019	Caa3	1,955	1,394,814
Santa Rosa Bay Bridge Auth FL Rev	6.25%	7/1/2028	B3	4,835	3,107,648
Santa Rosa Bay Bridge Auth FL Rev Cap Apprec	Zero Coupon	7/1/2017	B3	2,800	938,336
St. Paul MN Port Auth Lease Rev Hltheast Midway Campus 03 A	5.875%	5/1/2030	BB	1,000	709,160
Susquehanna Area Regl Arpt Auth PA Ser A AMT	6.50%	1/1/2038	Baa3	3,500	2,440,410
Total					36,634,486

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Utilities 12.14%
AZ Salt River Pj Agricultural Impt & Pwr Dist Elec Sys Rev Ser A(b)	5.00%	1/1/2032	Aa1	$17,700	$17,183,691
Brazos River Auth TX Pollutn Ctrl Rev TXU Enrg Co LLC Pj AMT	5.00%	3/1/2041	Caa1	6,000	2,315,520
City of San Antonio TX Elec & Gas Ser A(b)	5.25%	2/1/2029	Aa1	19,375	19,697,657
City of San Antonio TX Elec & Gas Ser A(b)	5.25%	2/1/2031	Aa1	6,270	6,374,416
Clark Cnty NV Rev Pwr Co Pj Ser C	5.50%	10/1/2030	BB+	4,215	3,155,644
CT St Dev Auth Solid Wst Disp Facs Rev PSEG Pwr LLC Pj Ser A AMT	5.75%	11/1/2037	Baa1	2,250	1,726,965
Detroit MI Rev 2nd Lien Ser B Rmkt (FSA)	7.00%	7/1/2036	AAA	4,535	4,863,425
IA Fin Auth Child Svcs	5.55%	6/1/2036	NR	5,960	3,596,383
Maricopa Cnty Pollutn Ctrl Corp AZ Rev El Paso Elec Co Pj Ser A	7.25%	2/1/2040	BBB	3,000	3,031,020
MD St Econ Dev Corp Potomac	6.20%	9/1/2022	BBB+	1,650	1,694,121
Moraine OH Solid Wst Disp Rev General Motors Corp Pj AMT	6.75%	7/1/2014	C	525	60,559
New York City NY Muni Wtr Fin Auth Wtr & Swr Rev Ser CC(b)	5.00%	6/15/2029	AA+	11,000	11,002,310
New York City NY Muni Wtr Fin Auth Wtr & Swr Rev Ser CC(b)	5.125%	6/15/2030	AA+	1,000	1,000,210
Niagara Cnty NY Indl Dev Agy Solid Wst Disp Ser B AMT	5.55%	11/15/2024	Baa2	750	704,287
OH St Pollutn Ctrl Rev Ref General Motors Corp Pj	5.625%	3/1/2015	C	2,965	371,515
Pima Cnty AZ Indl Dev Auth Wtr & Swr Global Wtr Res LLC Pj AMT	5.60%	12/1/2022	NR	2,000	1,332,760
Pima Cnty AZ Indl Dev Auth Wtr & Swr Global Wtr Res LLC Pj AMT	5.75%	12/1/2032	NR	5,000	2,868,800
Pima Cnty AZ Indl Dev Auth Wtr & Wst Wtr Rev Global Wtr Res LLC Pj AMT	6.55%	12/1/2037	NR	7,000	4,826,920
Pinal Cnty AZ Elec Dist No 4	6.00%	12/1/2038	BBB-	1,150	901,853
Sabine River Auth TX Pollutn Ctrl Rev Ref TXU Elec Co Pj Ser B AMT	5.75%	5/1/2030	CCC	5,040	3,250,800
TN Enrg Acq Corp Ser A	5.25%	9/1/2021	BBB+	900	676,782
TN Enrg Acq Corp Ser A	5.25%	9/1/2026	BBB+	5,100	3,575,355
TN Enrg Acq Corp Ser C	5.00%	2/1/2025	A	5,005	3,463,960

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Utilities (continued)
TX Muni Gas Acq & Supply Corp Rev Sr Lien Ser D	6.25%	12/15/2026	A	$2,300	$1,557,054
Western Generation Agy OR Wauna Cogeneration Pj B AMT	5.00%	1/1/2016	NR	1,500	1,198,050
Western Generation Agy OR Wauna Cogeneration Pj C	5.00%	1/1/2021	NR	790	589,861
Total					101,019,918
Total Municipal Bonds (cost $1,271,405,573)					909,259,079
				Shares (000)
SHORT-TERM INVESTMENTS 1.83%
Money Market Mutual Funds 0.87%
Dreyfus Municipal Cash Management Plus				7,243	7,242,552
SSgA Tax Free Money Market Fund				3	2,888
Total					7,245,440
				Principal Amount (000)
Variable Rate Demand Note 0.96%
CA Infrastr & Econ Dev Bk Rev Asian Art Museum Fndtn (MBIA)(f)	7.50%	4/1/2009	AA-	$8,000	8,000,000
Total Short-Term Investments (cost $15,245,440)					15,245,440
Total Investments in Securities 111.13% (cost $1,286,651,013)					924,504,519
Liabilities in Excess of Cash and Other Assets(e) (11.13%)					(92,598,514)
Net Assets 100.00%					$831,906,005
Open Futures Contracts at March 31, 2009:
Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	June 2009	818	Short	$(106,097,156)	$(2,712,400)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

PENNSYLVANIA TAX FREE TRUST March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
MUNICIPAL BONDS 96.22%
Corporate-Backed 3.34%
Allegheny Cnty PA Indl Dev Auth Rev Envr Impt USX Pj	6.10%	7/15/2020	BBB+	$1,000	$942,340
PA Econ Dev Fing Auth Rev USG Corp Pj AMT	6.00%	6/1/2031	B+	1,000	424,310
York Cnty PA Indl Dev Auth Pollutn Ctrl Rev Svc Elec & Gas Ser A (MBIA)	6.45%	10/1/2019	AA-	1,475	1,476,047
Total					2,842,697
Education 18.40%
Allegheny Cnty Higher Ed Bldg Auth PA Duquesne Univ	5.00%	3/1/2028	A2	1,515	1,462,823
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science A	5.40%	9/1/2016	NR	115	109,004
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR	1,000	770,950
Lehigh Cnty PA Gen Purp Auth Rev DeSales Univ Pj (RADIAN)	5.125%	12/15/2023	BBB+	1,000	824,650
New Wilmington PA Muni Auth Rev Westminster College Pj GG4 (RADIAN)	5.125%	5/1/2033	BBB+	1,000	727,460
PA St Higher Edl Facs Auth College & Univ Revs Moravian College Pj (RADIAN)	5.375%	7/1/2031	BBB+	1,000	882,410
PA St Higher Edl Facs Auth College & Univ Revs Univ of the Arts (RADIAN)	5.625%	3/15/2025	BBB+	1,000	987,030
PA St Higher Edl Facs Auth College & Univ Revs Univ of the Arts (RADIAN)	5.75%	3/15/2030	BBB+	500	472,670
PA St Higher Edl Facs Auth Rev Assn Indpt Colleges & Univ GG5 Gwynedd Mercy (RADIAN)	5.125%	5/1/2032	BBB+	1,020	762,266
PA St Higher Edl Facs Auth Rev Drexel Univ Ser A	5.20%	5/1/2032	A+	600	560,268
PA St Higher Edl Facs Auth Rev Edinboro Univ	5.75%	7/1/2028	BBB-	1,000	793,970
PA St Higher Edl Facs Auth Rev Philadelphia Univ	5.00%	6/1/2030	BBB	1,530	1,090,615
PA St Higher Edl Facs Auth Rev York College PA Pj Ser EE 1 (XLCA)	5.00%	11/1/2033	A	1,000	931,770
PA St Univ Ser A	5.00%	8/15/2029	AA	1,000	1,016,410
Philadelphia PA Auth Indl Dev Rev Ed Cmnty Fgn Med Grads (MBIA)	5.00%	6/1/2015	AA-	250	249,965

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

PENNSYLVANIA TAX FREE TRUST March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Education (continued)
Snyder Cnty PA Higher Ed Auth Rev Susquehanna Univ Pj	5.00%	1/1/2029	A2	$1,300	$1,249,430
St Pub Sch Bldg Auth PA College Rev (AMBAC)	Zero Coupon	7/15/2014	A	295	252,449
St Pub Sch Bldg Auth PA College Rev (AMBAC)	Zero Coupon	7/15/2015	A	295	241,056
St Pub Sch Bldg Auth PA College Rev (AMBAC)	Zero Coupon	7/15/2016	A	295	229,124
St Pub Sch Bldg Auth PA College Rev Delaware Cnty Cmnty College Pj (FSA)	5.00%	10/1/2029	Aa3	675	679,860
St Pub Sch Bldg Auth PA Sch Jefferson Cnty Dubois Tech Sch (FGIC)	5.00%	2/1/2029	AA-	1,000	999,930
Wilkes-Barre PA Fin Auth Wilkes Univ Pj	5.00%	3/1/2037	BBB	570	373,795
Total					15,667,905
General Obligation 20.77%
Allentown PA Sch Dist Ser A	5.00%	2/15/2023	A	1,000	1,040,620
Bucks Cnty PA	5.25%	5/1/2023	AA+	1,000	1,110,380
Centennial Sch Dist Bucks Cnty Ser B (FSA)	5.25%	12/15/2027	AAA	1,180	1,209,665
Delaware Vly PA Regl Fin Auth Loc Govt Rev Ser C (AMBAC)	7.75%	7/1/2027	Aa2	1,000	1,231,820
Gateway PA Sch Dist Allegheny (FSA)	5.00%	7/15/2027	Aa3	4,280	4,361,063
Luzerne Cnty PA Ser B (FSA)	5.00%	12/15/2027	AAA	1,500	1,508,295
Montgomery Cnty PA	5.00%	9/15/2022	Aaa	550	567,369
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	1,690	1,081,009
Philadelphia PA Ser A (FSA)	5.25%	12/15/2027	AAA	2,500	2,501,675
Puerto Rico Comwlth Ser A	5.375%	7/1/2028	BBB-	1,825	1,507,231
West Mifflin Area Sch Dist PA (FSA)	5.375%	4/1/2028	AAA	1,500	1,562,820
Total					17,681,947
Healthcare 12.78%
Allegheny Cnty PA Hosp Dev Auth Rev OH Vly Gen Hosp Pj A	5.125%	4/1/2035	Baa2	500	334,150
Allegheny Cnty PA Hosp Dev Auth Rev West PA Hlth Sys Ser A	5.00%	11/15/2028	BB	1,000	579,880

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

PENNSYLVANIA TAX FREE TRUST March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Healthcare (continued)
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser A	5.00%	9/1/2018	AA-	$1,000	$998,470
Allegheny Cnty PA Hosp Dev Catholic Hlth East Issue	5.50%	11/15/2032	A1	1,500	1,313,625
Bucks Cnty PA Indl Dev Auth Rev Lutheran Cmnty Telford Ctr	5.75%	1/1/2037	NR	1,000	635,830
Delaware Cnty PA Auth Hosp Rev Crozer Chester Med Ctr (ACA)	5.375%	12/1/2018	BBB-	1,000	856,290
Lancaster Cnty PA Hosp Auth Rev Brethren Vlg Pj Ser A	6.25%	7/1/2026	NR	1,000	809,700
Lehigh Cnty PA Lehigh Vly Hlth Network Ser A (FSA)	5.00%	7/1/2025	AAA	1,000	914,360
Monroe Cnty PA Hosp Auth Rev Hosp Pocono Med Ctr	5.125%	1/1/2037	A-	1,000	760,470
Northampton Cnty PA Gen Purp St. Luke's Hosp Pj Ser A	5.25%	8/15/2023	BBB+	1,250	1,084,325
Philadelphia PA Hosps & Higher Ed Facs Auth Hosp Rev Ref Temple Univ Hlth Sys A	5.50%	7/1/2030	BBB	1,000	720,900
Puerto Rico Indl Tourist Ed & Mutuo Oblig Grp Ser A (MBIA)	6.25%	7/1/2024	AA-	850	850,000
Southcentral Gen Auth PA Rev Wellspan Hlth Oblig Grp Ser A	6.00%	6/1/2029	Aa3	1,000	1,019,110
Total					10,877,110
Housing 4.41%
Allegheny Cnty PA Resdl Fin Auth Mtg Rev Sing Fam Mtg Ser VV AMT (GNMA/FNMA)	4.95%	11/1/2037	Aaa	980	900,796
PA Hsg Fin Agy Sing Fam Mtg Ser 93 A AMT	4.85%	10/1/2021	AA+	3,000	2,850,570
Total					3,751,366
Lease Obligations 2.56%
Puerto Rico Comwlth Infrastr Fin Auth Mepsi Campus Pj Ser A	5.60%	10/1/2014	NR	685	636,564
York PA Gen Auth Rev York City Recreation Corp (AMBAC)	5.50%	5/1/2018	A	1,475	1,548,396
Total					2,184,960

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

PENNSYLVANIA TAX FREE TRUST March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Other Revenue 3.40%
Philadelphia PA Auth Indl Dev Please Touch Museum Pj	5.25%	9/1/2036	BBB-	$1,000	$676,730
Philadelphia PA Auth Indl Dev Revs First Philadelphia Charter Sch	5.85%	8/15/2037	BBB-	1,000	680,910
Philadelphia PA Auth Indl Dev Revs Russell Byers Charter Sch A	5.25%	5/1/2037	BBB-	1,000	620,510
Philadelphia PA Auth Indl Dev Revs Ser A	5.50%	9/15/2037	BBB-	1,370	883,609
Washington Cnty PA Auth Rev Cap Fdg Rev Pj & Equip Pg (AMBAC)	6.15%	12/1/2029	A	35	33,055
Total					2,894,814
Pre-Refunded 18.24%
Allegheny Cnty PA Redev Auth Tax Inc Rev Wtrfrnt Pj Ser A	6.30%	12/15/2018	A-(a)	1,000	1,099,830
Bucks Cnty PA Wtr & Swr Auth Neshaminy Interceptor Swr Sys (AMBAC)	5.50%	6/1/2017	Baa1	465	468,683
PA Conv Ctr Auth Rev Ser A ETM (FGIC)	6.70%	9/1/2016	AAA	855	1,002,513
PA St Higher Edl Facs Auth Rev Drexel Univ	6.00%	5/1/2029	A+	800	803,464
Philadelphia PA Auth For Indl Dev Lease Rev Ser B (FSA)	5.125%	10/1/2026	AAA	1,000	1,108,240
Philadelphia PA Gas Wks Rev 12th Ser B ETM (MBIA)	7.00%	5/15/2020	AA	1,830	2,220,888
Philadelphia PA Sch Dist (FGIC)	5.25%	6/1/2034	Aa3	3,000	3,461,430
Philadelphia PA Sch Dist Ser A (FSA)	5.75%	2/1/2019	AAA	450	488,524
Philadelphia PA Sch Dist Ser A (FSA)	5.75%	2/1/2020	AAA	250	271,403
Philadelphia PA Sch Dist Ser A (FSA)	5.75%	2/1/2021	AAA	500	542,805
Philadelphia PA Sch Dist Ser B (FGIC)	5.625%	8/1/2022	Aa3	1,000	1,139,690
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser I GTD	5.375%	7/1/2034	BBB-	1,000	1,130,470
Quaker Vly PA Sch Dist (FSA)	5.50%	4/1/2025	Aa3	800	930,800
St Pub Sch Bldg Auth PA Rev Del Cnty Cmnty College Pj (MBIA)	5.50%	10/1/2020	AA	800	856,368
Total					15,525,108
Tax Revenue 0.72%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Ser A	5.25%	8/1/2057	A+	750	610,950

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

PENNSYLVANIA TAX FREE TRUST March 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Tobacco 0.32%
Childrens Tr Fd Puerto Rico Tob Sttlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	$405	$270,289
Transportation 7.54%
Delaware River Port Auth PA & NJ Ref Port Dist Pj Ser A (FSA)	5.20%	1/1/2027	AAA	1,000	1,004,990
Delaware River Port Auth PA & NJ Rev (FSA)	6.00%	1/1/2019	AAA	1,000	1,017,480
PA Tpk Commn Oil Franchise Tax Rev Rmkt 2003 PA Tpk Ser C (MBIA)	5.00%	12/1/2029	AA	1,000	1,013,710
PA Tpk Commn Rev Sub Ser B-1	5.625%	6/1/2029	A2	3,310	3,384,607
Total					6,420,787
Utilities 3.74%
Allegheny Cnty PA San Auth Swr Rev (FGIC)	5.00%	12/1/2037	AA-	1,000	933,670
Delaware Cnty PA Indl Dev Auth Wtr Facs Aqua PA Inc Pj Ser A AMT (FGIC)	5.00%	11/1/2036	AA-	1,000	783,250
Luzerne Cnty PA Indl Dev Auth PA American Wtr Co Ser A AMT (AMBAC)	5.10%	9/1/2034	A	1,000	697,460
North Huntingdon Twp PA GTD (AMBAC)	5.25%	4/1/2019	A+	760	769,888
Total					3,184,268
Total Municipal Bonds (cost $88,381,891)					81,912,201
				Shares (000)
SHORT-TERM INVESTMENT 2.05%
Money Market Mutual Fund
Dreyfus PA Municipal Money Market Fund (cost $1,741,013)				1,741	1,741,013
Total Investments in Securities 98.27% (cost $90,122,904)					83,653,214
Cash and Other Assets in Excess of Liabilities(e) 1.73%					1,476,320
Net Assets 100.00%					$85,129,534
Open Futures Contracts at March 31, 2009:
Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	June 2009	23	Short	$(2,983,172)	$(75,351)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

March 31, 2009

AMT    Income from this security may be subject to Alternative Minimum Tax.

COP    Certificates of Participation.

CR    Custodial Receipt.

ETM    Escrow to Maturity.

GTD    Guaranteed.

NR    Not Rated.

Pre-Refunded Bonds  A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an "escrow fund" consisting of U.S. Government debt until the first bond issue reaches maturity.

PSF    Permanent School Fund.

RIBs    Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at March 31, 2009.

TCRS    Transferable Custodial Receipts.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  *  Defaulted Security.

  #  Variable Rate Security. The interest rate represents the rate at March 31, 2009.

  (a)  This investment has been rated by Fitch IBCA.

  (b)  Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(h) for details of Municipal Bonds Held in Trust.

  (c)  Effective Maturity date. Average life of sinking fund due to mandatory or expected principal payments prior to maturity.

  (d)  Security purchased on a when-issued basis (See Note 2(g)).

  (e)  Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized depreciation on financial futures contracts.

  (f)  The interest represents the rate at March 31, 2009. The date shown represents the next interest reset date.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:

ACA    American Capital Access Holding Ltd.

AMBAC  AMBAC Assurance Corporation

AG    Assured Guaranty

BHAC    Berkshire Hathaway Assurance Corporation

CIFG    CIFG Guaranty

FHLMC    Federal Home Loan Mortgage Corporation

FHA    Federal Housing Administration

FNMA    Federal National Mortgage Association

FGIC    Financial Guaranty Insurance Company

FSA    Financial Security Assurance, Inc.

GNMA    Government National Mortgage Association

IBC    Insurance Bond Certificate

MBIA    Municipal Bond Investors Assurance

NPFGC    National Public Finance Guarantee Corporation

RADIAN  Radian Asset Assurance, Inc.

SONYMA  State of New York Mortgage Agency

VA    Department of Veterans Affairs

XLCA    XL Capital Assurance, Inc.

See Notes to Financial Statements.

This page is intentionally left blank.

Statements of Assets and Liabilities (unaudited)

March 31, 2009

	National	California	Connecticut
ASSETS:
Investments in securities, at cost	$1,046,446,403	$178,401,401	$127,109,809
Investments in securities, at value	$948,074,062	$163,860,099	$117,225,211
Cash	1,997,453	901,825	209,046
Deposits with broker for futures collateral	1,674,000	432,000	514,800
Receivables:
Interest and dividends	16,235,569	2,406,872	1,808,215
Investment securities sold	24,147,772	9,521,896	–
Capital shares sold	19,226,841	6,706,302	6,101,716
Prepaid expenses and other assets	54,724	22,502	16,304
Total assets	1,011,410,421	183,851,496	125,875,292
LIABILITIES:
Payables:
Investment securities purchased	48,025,651	7,826,524	–
Trust certificates	78,375,000	10,500,000	5,080,000
Capital shares reacquired	17,993,000	7,178,504	6,394,712
Management fee	323,080	59,445	43,164
12b-1 distribution fees	271,174	38,097	29,465
Interest expense and fees (See Note 2(h))	347,553	70,143	24,931
Fund administration	30,715	5,761	3,629
Directors' fees	340,292	138,707	25,480
Variation margin	349,108	89,378	106,992
Distributions payable	3,619,657	610,294	398,861
Accrued expenses and other liabilities	231,919	84,991	42,018
Total liabilities	149,907,149	26,601,844	12,149,252
NET ASSETS	$861,503,272	$157,249,652	$113,726,040
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,002,814,671	$181,405,319	$128,801,022
Distributions in excess of net investment income	(1,352,344)	(551,817)	(459,815)
Accumulated net realized loss on investments and futures contracts	(40,146,586)	(8,681,848)	(4,252,261)
Net unrealized depreciation on investments and futures contracts	(99,812,469)	(14,922,002)	(10,362,906)
Net Assets	$861,503,272	$157,249,652	$113,726,040
Net assets by class:
Class A Shares	$734,653,883	$132,915,877	$109,452,000
Class B Shares	$16,481,352	–	–
Class C Shares	$90,314,727	$19,962,589	–
Class F Shares	$20,053,310	$4,371,186	$4,274,040
Outstanding shares by class*:
Class A Shares	79,213,085	14,728,366	11,928,728
Class B Shares	1,767,719	–	–
Class C Shares	9,717,246	2,208,558	–
Class F Shares	2,163,359	484,356	466,842
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$9.27	$9.02	$9.18
Class A Shares–Maximum offering price (Net asset value plus sales charge of 3.25%)	$9.58	$9.32	$9.49
Class B Shares–Net asset value	$9.32	–	–
Class C Shares–Net asset value	$9.29	$9.04	–
Class F Shares–Net asset value	$9.27	$9.02	$9.16

*  Lord Abbett Municipal Income Fund, Inc. has 1,020,000,000 authorized shares of capital stock (par value $.001)
of which 935,000,000 are issued and allocated as follows: 215,000,000 to National, 140,000,000 to each of
California, New Jersey, and New York, and 100,000,000 to each of Connecticut, Hawaii, and Missouri.
Lord Abbett Municipal Income Trust has an unlimited number of shares of beneficial interest authorized.

See Notes to Financial Statements.

	Hawaii	Missouri	New Jersey
ASSETS:
Investments in securities, at cost	$121,032,413	$163,085,957	$127,197,263
Investments in securities, at value	$116,575,625	$149,576,972	$112,725,499
Cash	7,480,373	3,421,259	200,902
Deposits with broker for futures collateral	334,800	324,000	450,000
Receivables:
Interest and dividends	1,724,364	2,350,508	1,864,391
Investment securities sold	–	2,168,531	–
Capital shares sold	5,225,190	3,579,422	1,978,592
Prepaid expenses and other assets	15,733	19,846	15,381
Total assets	131,356,085	161,440,538	117,234,765
LIABILITIES:
Payables:
Investment securities purchased	2,913,960	5,190,722	–
Trust certificates	5,000,000	–	–
Capital shares reacquired	4,902,841	3,516,951	1,985,648
Management fee	43,996	58,109	44,081
12b-1 distribution fees	34,161	30,605	34,179
Interest expense and fees (See Note 2(h))	30,048	–	–
Fund administration	4,053	5,509	4,258
Directors' fees	19,699	31,568	39,640
Variation margin	68,804	66,627	93,391
Distributions payable	388,250	546,063	448,153
Accrued expenses and other liabilities	38,936	54,600	53,225
Total liabilities	13,444,748	9,500,754	2,702,575
NET ASSETS	$117,911,337	$151,939,784	$114,532,190
COMPOSITION OF NET ASSETS:
Paid-in capital	$127,065,268	$168,058,875	$135,819,672
Distributions in excess of net investment income	(491,418)	(644,850)	(490,011)
Accumulated net realized loss on investments and futures contracts	(3,911,107)	(1,687,257)	(5,910,102)
Net unrealized depreciation on investments and futures contracts	(4,751,406)	(13,786,984)	(14,887,369)
Net Assets	$117,911,337	$151,939,784	$114,532,190
Net assets by class:
Class A Shares	$114,989,254	$151,252,695	$113,673,210
Class B Shares	–	–	–
Class C Shares	–	–	–
Class F Shares	$2,922,083	$687,089	$858,980
Outstanding shares by class*:
Class A Shares	25,287,651	32,839,903	26,936,579
Class B Shares	–	–	–
Class C Shares	–	–	–
Class F Shares	642,324	149,176	203,448
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$4.55	$4.61	$4.22
Class A Shares–Maximum offering price (Net asset value plus sales charge of 3.25%)	$4.70	$4.76	$4.36
Class B Shares–Net asset value	–	–	–
Class C Shares–Net asset value	–	–	–
Class F Shares–Net asset value	$4.55	$4.61	$4.22

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

March 31, 2009

	New York	Intermediate	Short Duration
ASSETS:
Investments in securities, at cost	$275,066,494	$680,572,302	$60,726,413
Investments in securities, at value	$251,376,957	$684,126,844	$60,908,035
Cash	209,497	707,121	215,085
Deposits with broker for futures collateral	709,200	828,000	–
Receivables:
Interest and dividends	4,255,786	9,051,046	505,615
Investment securities sold	–	2,433,875	–
Capital shares sold	7,372,297	26,694,131	12,021,774
From advisor (See Note 3)	–	133,818	21,409
Prepaid expenses and other assets	21,730	65,642	38,321
Total assets	263,945,467	724,040,477	73,710,239
LIABILITIES:
Payables:
Investment securities purchased	2,786,310	15,908,550	3,571,499
Trust certificates	17,070,000	5,235,000	–
Capital shares reacquired	6,706,043	17,609,084	562,771
Management fee	89,431	212,403	11,915
12b-1 distribution fees	74,616	172,298	8,570
Interest expense and fees (See Note 2(h))	71,628	4,717	–
Fund administration	8,530	21,242	1,192
Directors'/Trustees' fees	120,310	5,775	2
Variation margin	147,042	172,126	–
Distributions payable	892,492	845,615	45,514
Accrued expenses and other liabilities	69,612	37,338	37,154
Total liabilities	28,036,014	40,224,148	4,238,617
NET ASSETS	$235,909,453	$683,816,329	$69,471,622
COMPOSITION OF NET ASSETS:
Paid-in capital	$269,109,837	$683,436,740	$69,289,852
Undistributed (distributions in excess of) net investment income	(958,727)	1,829	148
Accumulated net realized loss on investments and futures contracts	(7,896,531)	(2,581,773)	–
Net unrealized appreciation (depreciation) on investments and futures contracts	(24,345,126)	2,959,533	181,622
Net Assets	$235,909,453	$683,816,329	$69,471,622
Net assets by class:
Class A Shares	$202,058,596	$523,653,504	$52,645,310
Class B Shares	–	$4,701,440	–
Class C Shares	$31,567,652	$93,700,196	$7,866,203
Class F Shares	$2,283,205	$61,749,549	$8,949,740
Class I Shares	–	–	$10,369
Class P Shares	–	$11,640	–
Outstanding shares by class*:
Class A Shares	21,203,029	54,235,152	3,431,941
Class B Shares	–	487,387	–
Class C Shares	3,314,176	9,714,822	512,737
Class F Shares	239,395	6,396,077	583,348
Class I Shares	–	–	676
Class P Shares	–	1,205	–
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$9.53	$9.66	$15.34
Class A Shares–Maximum offering price (Net asset value plus sales charge of 3.25%)**	$9.85	$9.88	$15.69
Class B Shares–Net asset value	–	$9.65	–
Class C Shares–Net asset value	$9.53	$9.65	$15.34
Class F Shares–Net asset value	$9.54	$9.65	$15.34
Class I Shares–Net asset value	–	–	$15.34
Class P Shares–Net asset value	–	$9.66	–

*  Lord Abbett Municipal Income Fund, Inc. has 1,020,000,000 authorized shares of capital stock (par value $.001)
of which 935,000,000 are issued and allocated as follows: 215,000,000 to National, 140,000,000 to each of
California, New Jersey, and New York, and 100,000,000 to each of Connecticut, Hawaii, and Missouri.
Lord Abbett Municipal Income Trust has an unlimited number of shares of beneficial interest authorized.

**  The maximum sales charge on Class A purchases of Intermediate Fund and Short Duration Fund is 2.25%.

See Notes to Financial Statements.

	Georgia	High Yield	Pennsylvania
ASSETS:
Investments in securities, at cost	$131,187,115	$1,286,651,013	$90,122,904
Investments in securities, at value	$121,730,803	$924,504,519	$83,653,214
Cash	1,137,435	1,028,507	204,170
Deposits with broker for futures collateral	604,800	2,944,800	82,800
Receivables:
Interest and dividends	2,030,645	22,115,288	1,359,987
Investment securities sold	35,000	17,997,979	105,000
Capital shares sold	9,778,885	28,217,708	1,747,340
From advisor (See Note 3)	–	–	–
Prepaid expenses and other assets	15,270	75,744	16,789
Total assets	135,332,838	996,884,545	87,169,300
LIABILITIES:
Payables:
Investment securities purchased	–	36,677,476	–
Trust certificates	11,270,000	96,812,226	–
Capital shares reacquired	9,446,317	24,806,801	1,567,727
Management fee	42,937	328,366	32,367
12b-1 distribution fees	44,095	48,590	40,010
Interest expense and fees (See Note 2(h))	67,552	452,992	–
Fund administration	4,023	26,452	3,095
Directors'/Trustees' fees	9,044	49,436	20,970
Variation margin	125,710	613,100	16,882
Distributions payable	415,669	4,939,616	317,950
Accrued expenses and other liabilities	46,172	223,485	40,765
Total liabilities	21,471,519	164,978,540	2,039,766
NET ASSETS	$113,861,319	$831,906,005	$85,129,534
COMPOSITION OF NET ASSETS:
Paid-in capital	$128,586,806	$1,399,074,933	$93,347,481
Undistributed (distributions in excess of) net investment income	(84,405)	272,217	(234,224)
Accumulated net realized loss on investments and futures contracts	(4,624,808)	(202,582,251)	(1,438,682)
Net unrealized appreciation (depreciation) on investments and futures contracts	(10,016,274)	(364,858,894)	(6,545,041)
Net Assets	$113,861,319	$831,906,005	$85,129,534
Net assets by class:
Class A Shares	$109,282,163	$510,932,760	$84,895,816
Class B Shares	–	$7,827	–
Class C Shares	–	$277,654,755	–
Class F Shares	$4,579,156	$43,302,716	$233,718
Class I Shares	–	–	–
Class P Shares	–	$7,947	–
Outstanding shares by class*:
Class A Shares	22,320,004	54,171,517	18,552,017
Class B Shares	–	828.617	–
Class C Shares	–	29,414,677	–
Class F Shares	931,444	4,587,866	51,096
Class I Shares	–	–	–
Class P Shares	–	842	–
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$4.90	$9.43	$4.58
Class A Shares–Maximum offering price (Net asset value plus sales charge of 3.25%)**	$5.06	$9.75	$4.73
Class B Shares–Net asset value	–	$9.45	–
Class C Shares–Net asset value	–	$9.44	–
Class F Shares–Net asset value	$4.92	$9.44	$4.57
Class I Shares–Net asset value	–	–	–
Class P Shares–Net asset value	–	$9.44	–

See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended March 31, 2009

	National	California	Connecticut
Investment income:
Interest and other	$26,843,520	$4,622,915	$3,215,987
Dividends	89,237	6,225	3,892
Total investment income	26,932,757	4,629,140	3,219,879
Expenses:
Management fee	1,828,564	346,515	261,438
12b-1 distribution plan–Class A	709,059	134,404	115,397
12b-1 distribution plan–Class B	82,558	–	–
12b-1 distribution plan–Class C	338,311	77,057	–
12b-1 distribution plan–Class F	2,305	404	399
Interest expense and fees (See Note 2(h))	818,784	152,855	68,024
Shareholder servicing	205,036	28,922	23,771
Professional	30,477	22,285	21,288
Reports to shareholders	46,583	6,687	5,677
Fund administration	162,539	30,801	23,239
Custody	9,419	2,503	1,421
Directors' fees	10,504	2,009	1,559
Registration	77,392	20,169	13,982
Other	7,747	2,029	1,868
Gross expenses	4,329,278	826,640	538,063
Expense reductions (See Note 7)	(8,707)	(2,443)	(598)
Expenses reimbursed by advisor (See Note 3)	–	–	(18,682)
Net expenses	4,320,571	824,197	518,783
Net investment income	22,612,186	3,804,943	2,701,096
Net realized and unrealized gain (loss):
Net realized loss on investments and futures contracts	(27,992,311)	(6,037,933)	(2,037,073)
Net change in unrealized depreciation on investments and futures contracts	(8,843,596)	(160,421)	352,619
Net realized and unrealized gain (loss)	(36,835,907)	(6,198,354)	(1,684,454)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(14,223,721)	$(2,393,411)	$1,016,642

See Notes to Financial Statements.

	Hawaii	Missouri	New Jersey
Investment income:
Interest and other	$2,929,654	$3,968,947	$3,198,070
Dividends	–	–	9,498
Total investment income	2,929,654	3,968,947	3,207,568
Expenses:
Management fee	256,924	333,369	250,515
12b-1 distribution plan–Class A	113,845	148,015	111,198
12b-1 distribution plan–Class B	–	–	–
12b-1 distribution plan–Class C	–	–	–
12b-1 distribution plan–Class F	167	75	71
Interest expense and fees (See Note 2(h))	81,341	–	–
Shareholder servicing	19,804	40,092	22,089
Professional	20,623	21,007	20,595
Reports to shareholders	5,383	6,897	5,053
Fund administration	22,837	29,633	22,268
Custody	2,160	2,270	2,018
Directors' fees	1,468	1,913	1,456
Registration	14,361	17,423	14,766
Other	1,628	1,913	1,443
Gross expenses	540,541	602,607	451,472
Expense reductions (See Note 7)	(1,826)	(2,008)	(666)
Expenses reimbursed by advisor (See Note 3)	(11,316)	(3,892)	–
Net expenses	527,399	596,707	450,806
Net investment income	2,402,255	3,372,240	2,756,762
Net realized and unrealized gain (loss):
Net realized loss on investments and futures contracts	(1,296,295)	(1,078,927)	(3,879,468)
Net change in unrealized depreciation on investments and futures contracts	1,866,955	(400,632)	(1,709,974)
Net realized and unrealized gain (loss)	570,660	(1,479,559)	(5,589,442)
Net Increase (Decrease) in Net Assets Resulting From Operations	$2,972,915	$1,892,681	$(2,832,680)

See Notes to Financial Statements.

Statements of Operations (unaudited)(concluded)

For the Six Months Ended March 31, 2009

	New York	Intermediate	Short Duration*
Investment income:
Interest and other	$6,971,504	$11,176,576	$160,587
Dividends	22,540	100,935	1,022
Total investment income	6,994,044	11,277,511	161,609
Expenses:
Management fee	524,977	1,021,055	16,666
12b-1 distribution plan–Class A	203,320	431,619	6,974
12b-1 distribution plan–Class B	–	15,127	–
12b-1 distribution plan–Class C	121,876	280,180	3,896
12b-1 distribution plan–Class F	134	5,149	286
12b-1 distribution plan–Class P	–	25	–
Interest expense and fees (See Note 2(h))	141,298	31,084	–
Shareholder servicing	53,541	61,191	11,906
Professional	22,869	22,233	15,175
Offering expense	–	–	15,271
Reports to shareholders	9,387	20,534	10,956
Fund administration	46,665	102,105	1,666
Custody	1,419	5,150	800
Directors'/Trustees' fees	3,076	5,464	18
Registration	21,983	47,690	731
Other	3,481	3,270	765
Gross expenses	1,154,026	2,051,876	85,110
Expense reductions (See Note 7)	(1,272)	(5,571)	(10)
Expenses reimbursed by advisor (See Note 3)	–	(892,438)	(63,527)
Net expenses	1,152,754	1,153,867	21,573
Net investment income	5,841,290	10,123,644	140,036
Net realized and unrealized gain (loss):
Net realized loss on investments and futures contracts	(6,413,561)	(1,746,907)	–
Net change in unrealized appreciation (depreciation) on investments and futures contracts	926,837	15,937,554	181,622
Net realized and unrealized gain (loss)	(5,486,724)	14,190,647	181,622
Net Increase (Decrease) in Net Assets Resulting From Operations	$354,566	$24,314,291	$321,658

*  For the period December 12, 2008 (commencement of investment operations) to March 31, 2009.

See Notes to Financial Statements.

	Georgia	High Yield	Pennsylvania
Investment income:
Interest and other	$3,330,694	$36,558,074	$2,437,118
Dividends	–	64,631	8,315
Total investment income	3,330,694	36,622,705	2,445,433
Expenses:
Management fee	258,037	2,095,107	188,030
12b-1 distribution plan–Class A	113,630	533,823	83,533
12b-1 distribution plan–Class B	–	40	–
12b-1 distribution plan–Class C	–	1,215,257	–
12b-1 distribution plan–Class F	526	4,122	13
12b-1 distribution plan–Class P	–	18	–
Interest expense and fees (See Note 2(h))	101,793	1,082,016	56,639
Shareholder servicing	31,896	282,670	22,865
Professional	20,601	65,879	20,313
Offering expense	–	–	–
Reports to shareholders	7,123	56,030	4,529
Fund administration	22,937	167,697	16,714
Custody	2,097	11,682	739
Directors'/Trustees' fees	1,513	11,713	1,092
Registration	14,092	74,563	13,152
Other	1,912	16,518	1,518
Gross expenses	576,157	5,617,135	409,137
Expense reductions (See Note 7)	(1,743)	(10,245)	(695)
Expenses reimbursed by advisor (See Note 3)	(1,637)	(44,369)	–
Net expenses	572,777	5,562,521	408,442
Net investment income	2,757,917	31,060,184	2,036,991
Net realized and unrealized gain (loss):
Net realized loss on investments and futures contracts	(2,922,242)	(102,749,569)	(1,247,605)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	1,756,150	(115,274,836)	323,364
Net realized and unrealized gain (loss)	(1,166,092)	(218,024,405)	(924,241)
Net Increase (Decrease) in Net Assets Resulting From Operations	$1,591,825	$(186,964,221)	$1,112,750

See Notes to Financial Statements.

Statements of Changes in Net Assets

	National		California
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2009 (unaudited)	For the Year Ended September 30, 2008	For the Six Months Ended March 31, 2009 (unaudited)	For the Year Ended September 30, 2008
Operations:
Net investment income	$22,612,186	$39,931,675	$3,804,943	$7,200,828
Net realized loss on investments and futures contracts	(27,992,311)	(2,378,882)	(6,037,933)	(1,367,721)
Net change in unrealized depreciation on investments and futures contracts	(8,843,596)	(111,917,713)	(160,421)	(18,510,181)
Net increase (decrease) in net assets resulting from operations	(14,223,721)	(74,364,920)	(2,393,411)	(12,677,074)
Distributions to shareholders from:
Net investment income
Class A	(19,957,419)	(36,017,548)	(3,474,230)	(6,687,528)
Class B	(387,094)	(827,352)	–	–
Class C	(2,049,286)	(3,051,442)	(425,466)	(642,468)
Class F	(137,093)	(32,167)	(22,294)	(3,339)
Total distributions to shareholders	(22,530,892)	(39,928,509)	(3,921,990)	(7,333,335)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	171,711,077	271,142,139	22,958,316	42,418,367
Net proceeds from reorganizations (See Note 13)	–	272,039,008	–	–
Reinvestment of distributions	15,103,772	26,059,036	2,510,641	4,656,181
Cost of shares reacquired	(129,397,539)	(214,374,558)	(25,147,231)	(26,969,184)
Net increase (decrease) in net assets resulting from capital share transactions	57,417,310	354,865,625	321,726	20,105,364
Net increase (decrease) in net assets	20,662,697	240,572,196	(5,993,675)	94,955
NET ASSETS:
Beginning of period	$840,840,575	$600,268,379	$163,243,327	$163,148,372
End of period	$861,503,272	$840,840,575	$157,249,652	$163,243,327
Distributions in excess of net investment income	$(1,352,344)	$(1,433,638)	$(551,817)	$(434,770)

See Notes to Financial Statements.

	Connecticut
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2009 (unaudited)	For the Year Ended September 30, 2008
Operations:
Net investment income	$2,701,096	$5,622,830
Net realized loss on investments and futures contracts	(2,037,073)	(566,575)
Net change in unrealized depreciation on investments and futures contracts	352,619	(13,529,733)
Net increase (decrease) in net assets resulting from operations	1,016,642	(8,473,478)
Distributions to shareholders from:
Net investment income
Class A	(2,663,066)	(5,716,113)
Class B	–	–
Class C	–	–
Class F	(19,505)	(4,316)
Total distributions to shareholders	(2,682,571)	(5,720,429)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	13,142,331	46,125,664
Net proceeds from reorganizations (See Note 13)	–	–
Reinvestment of distributions	1,698,119	3,524,732
Cost of shares reacquired	(28,037,891)	(43,200,827)
Net increase (decrease) in net assets resulting from capital share transactions	(13,197,441)	6,449,569
Net increase (decrease) in net assets	(14,863,370)	(7,744,338)
NET ASSETS:
Beginning of period	$128,589,410	$136,333,748
End of period	$113,726,040	$128,589,410
Distributions in excess of net investment income	$(459,815)	$(478,340)

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Hawaii		Missouri
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2009 (unaudited)	For the Year Ended September 30, 2008	For the Six Months Ended March 31, 2009 (unaudited)	For the Year Ended September 30, 2008
Operations:
Net investment income	$2,402,255	$4,591,113	$3,372,240	$6,678,376
Net realized gain (loss) on investments and futures contracts	(1,296,295)	(629,400)	(1,078,927)	25,538
Net change in unrealized depreciation on investments and futures contracts	1,866,955	(8,960,399)	(400,632)	(17,210,647)
Net increase (decrease) in net assets resulting from operations	2,972,915	(4,998,686)	1,892,681	(10,506,733)
Distributions to shareholders from:
Net investment income
Class A	(2,491,829)	(4,759,615)	(3,481,340)	(6,851,445)
Class F	(8,198)	(593)	(3,697)	(1,238)
Total distributions to shareholders	(2,500,027)	(4,760,208)	(3,485,037)	(6,852,683)
Capital share transactions (See Note 11):
Net proceeds from sales of shares	14,125,690	27,469,605	13,972,866	25,053,207
Reinvestment of distributions	1,644,631	3,129,218	2,967,576	5,759,335
Cost of shares reacquired	(13,498,547)	(9,672,012)	(13,092,581)	(22,756,012)
Net increase in net assets resulting from capital share transactions	2,271,774	20,926,811	3,847,861	8,056,530
Net increase (decrease) in net assets	2,744,662	11,167,917	2,255,505	(9,302,886)
NET ASSETS:
Beginning of period	$115,166,675	$103,998,758	$149,684,279	$158,987,165
End of period	$117,911,337	$115,166,675	$151,939,784	$149,684,279
Distributions in excess of net investment income	$(491,418)	$(393,646)	$(644,850)	$(532,053)

See Notes to Financial Statements.

	New Jersey
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2009 (unaudited)	For the Year Ended September 30, 2008
Operations:
Net investment income	$2,756,762	$5,455,509
Net realized gain (loss) on investments and futures contracts	(3,879,468)	791,140
Net change in unrealized depreciation on investments and futures contracts	(1,709,974)	(15,724,006)
Net increase (decrease) in net assets resulting from operations	(2,832,680)	(9,477,357)
Distributions to shareholders from:
Net investment income
Class A	(2,840,527)	(5,578,056)
Class F	(3,901)	(1,057)
Total distributions to shareholders	(2,844,428)	(5,579,113)
Capital share transactions (See Note 11):
Net proceeds from sales of shares	14,470,868	21,332,752
Reinvestment of distributions	1,759,712	3,367,855
Cost of shares reacquired	(10,773,264)	(24,008,559)
Net increase in net assets resulting from capital share transactions	5,457,316	692,048
Net increase (decrease) in net assets	(219,792)	(14,364,422)
NET ASSETS:
Beginning of period	$114,751,982	$129,116,404
End of period	$114,532,190	$114,751,982
Distributions in excess of net investment income	$(490,011)	$(402,345)

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	New York
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2009 (unaudited)	For the Year Ended September 30, 2008
Operations:
Net investment income	$5,841,290	$11,539,635
Net realized loss on investments and futures contracts	(6,413,561)	(720,160)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	926,837	(31,180,494)
Net increase (decrease) in net assets resulting from operations	354,566	(20,361,019)
Distributions to shareholders from:
Net investment income
Class A	(5,126,899)	(10,553,686)
Class B	–	–
Class C	(651,433)	(1,199,725)
Class F	(7,725)	(450)
Class I	–	–
Class P	–	–
Total distributions to shareholders	(5,786,057)	(11,753,861)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	21,178,869	72,729,237
Reinvestment of distributions	3,355,225	6,637,415
Cost of shares reacquired	(35,521,780)	(63,771,702)
Net increase (decrease) in net assets resulting from capital share transactions	(10,987,686)	15,594,950
Net increase (decrease) in net assets	(16,419,177)	(16,519,930)
NET ASSETS:
Beginning of period	$252,328,630	$268,848,560
End of period	$235,909,453	$252,328,630
Undistributed (distributions in excess of) net investment income	$(958,727)	$(1,013,960)

*  For the period December 12, 2008 (commencement of investment operations) to March 31, 2009.

See Notes to Financial Statements.

	Intermediate		Short Duration
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2009 (unaudited)	For the Year Ended September 30, 2008	For the Period December 12, 2008 to March 31, 2009* (unaudited)
Operations:
Net investment income	$10,123,644	$4,539,787	$140,036
Net realized loss on investments and futures contracts	(1,746,907)	(514,744)	–
Net change in unrealized appreciation (depreciation) on investments and futures contracts	15,937,554	(13,202,699)	181,622
Net increase (decrease) in net assets resulting from operations	24,314,291	(9,177,656)	321,658
Distributions to shareholders from:
Net investment income
Class A	(8,763,265)	(3,925,358)	(120,260)
Class B	(50,230)	(38,815)	–
Class C	(1,102,484)	(562,575)	(9,425)
Class F	(208,284)	(12,157)	(10,079)
Class I	–	–	(124)
Class P	(221)	(422)	–
Total distributions to shareholders	(10,124,484)	(4,539,327)	(139,888)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	438,009,006	443,992,535	71,538,438
Reinvestment of distributions	5,787,422	2,455,571	86,988
Cost of shares reacquired	(160,408,245)	(68,610,436)	(2,335,574)
Net increase (decrease) in net assets resulting from capital share transactions	283,388,183	377,837,670	69,289,852
Net increase (decrease) in net assets	297,577,990	364,120,687	69,471,622
NET ASSETS:
Beginning of period	$386,238,339	$22,117,652	–
End of period	$683,816,329	$386,238,339	$69,471,622
Undistributed (distributions in excess of) net investment income	$1,829	$2,669	$148

See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Georgia		High Yield
DECREASE IN NET ASSETS	For the Six Months Ended March 31, 2009 (unaudited)	For the Year Ended September 30, 2008	For the Six Months Ended March 31, 2009 (unaudited)	For the Year Ended September 30, 2008
Operations:
Net investment income	$2,757,917	$5,453,071	$31,060,184	$67,109,142
Net realized gain (loss) on investments and futures contracts	(2,922,242)	(761,978)	(102,749,569)	(79,017,884)
Net change in unrealized depreciation on investments and futures contracts	1,756,150	(13,577,713)	(115,274,836)	(212,898,586)
Net increase (decrease) in net assets resulting from operations	1,591,825	(8,886,620)	(186,964,221)	(224,807,328)
Distributions to shareholders from:
Net investment income
Class A	(2,705,879)	(5,530,699)	(20,420,236)	(44,351,346)
Class B	–	–	(278)	(539)
Class C	–	–	(10,321,809)	(22,886,895)
Class F	(26,821)	(2,393)	(335,466)	(104,811)
Class P	–	–	(301)	(594)
Total distributions to shareholders	(2,732,700)	(5,533,092)	(31,078,090)	(67,344,185)
Capital share transactions (See Note 11):
Net proceeds from sales of shares	16,910,992	27,835,905	195,015,371	523,404,854
Reinvestment of distributions	2,068,172	4,204,886	18,872,896	39,074,666
Cost of shares reacquired	(28,265,388)	(26,941,193)	(256,555,842)	(675,334,052)
Net increase (decrease) in net assets resulting from capital share transactions	(9,286,224)	5,099,598	(42,667,575)	(112,854,532)
Net decrease in net assets	(10,427,099)	(9,320,114)	(260,709,886)	(405,006,045)
NET ASSETS:
Beginning of period	$124,288,418	$133,608,532	$1,092,615,891	$1,497,621,936
End of period	$113,861,319	$124,288,418	$831,906,005	$1,092,615,891
Undistributed (distributions in excess of) net investment income	$(84,405)	$(109,622)	$272,217	$290,123

See Notes to Financial Statements.

	Pennsylvania
DECREASE IN NET ASSETS	For the Six Months Ended March 31, 2009 (unaudited)	For the Year Ended September 30, 2008
Operations:
Net investment income	$2,036,991	$4,042,240
Net realized gain (loss) on investments and futures contracts	(1,247,605)	524,287
Net change in unrealized depreciation on investments and futures contracts	323,364	(10,069,048)
Net increase (decrease) in net assets resulting from operations	1,112,750	(5,502,521)
Distributions to shareholders from:
Net investment income
Class A	(2,055,778)	(4,053,944)
Class B	–	–
Class C	–	–
Class F	(963)	(447)
Class P	–	–
Total distributions to shareholders	(2,056,741)	(4,054,391)
Capital share transactions (See Note 11):
Net proceeds from sales of shares	4,556,995	8,760,886
Reinvestment of distributions	1,245,919	2,389,327
Cost of shares reacquired	(6,647,248)	(8,823,444)
Net increase (decrease) in net assets resulting from capital share transactions	(844,334)	2,326,769
Net decrease in net assets	(1,788,325)	(7,230,143)
NET ASSETS:
Beginning of period	$86,917,859	$94,148,002
End of period	$85,129,534	$86,917,859
Undistributed (distributions in excess of) net investment income	$(234,224)	$(214,474)

See Notes to Financial Statements.

Financial Highlights

NATIONAL TAX FREE FUND

	Class A Shares
	Six Months Ended 3/31/2009		Year Ended 9/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.71		$11.12	$11.52	$11.55	$11.49	$11.50
Investment operations:
Net investment income(a)	.26		.51	.49	.46	.47	.47
Net realized and unrealized gain (loss)	(.44)		(1.41)	(.40)	(.02)	.05	(.01)
Total from investment operations	(.18)		(.90)	.09	.44	.52	.46
Distributions to shareholders from:
Net investment income	(.26)		(.51)	(.49)	(.47)	(.46)	(.47)
Net asset value, end of period	$9.27		$9.71	$11.12	$11.52	$11.55	$11.49
Total Return(b)	(1.81	)%(c)	(8.41)%	.79%	3.94%	4.53%	4.10%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.49	%(c)	1.05%	1.18%	1.20%	1.13%	1.06%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.39	%(c)	.79%	.77%	.92%	.93%	.96%
Expenses, excluding expense reductions and expenses reimbursed	.49	%(c)	1.06%	1.27%	1.20%	1.14%	1.10%
Net investment income	2.82	%(c)	4.77%	4.34%	4.04%	4.03%	4.07%
Supplemental Data:
Net assets, end of period (000)	$734,654		$740,198	$525,513	$499,778	$497,310	$500,519
Portfolio turnover rate	20.55	%(c)	88.15%	49.43%	72.24%	118.31%	168.36%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

(d) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

See Notes to Financial Statements.

Financial Highlights (continued)

NATIONAL TAX FREE FUND

	Class B Shares
	Six Months Ended 3/31/2009		Year Ended 9/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.75		$11.16	$11.56	$11.58	$11.52	$11.53
Investment operations:
Net investment income(a)	.22		.42	.41	.39	.39	.39
Net realized and unrealized gain (loss)	(.44)		(1.41)	(.40)	(.02)	.05	(.01)
Total from investment operations	(.22)		(.99)	.01	.37	.44	.38
Distributions to shareholders from:
Net investment income	(.21)		(.42)	(.41)	(.39)	(.38)	(.39)
Net asset value, end of period	$9.32		$9.75	$11.16	$11.56	$11.58	$11.52
Total Return(b)	(2.25	)%(c)	(9.08)%	.08%	3.32%	3.83%	3.40%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.89	%(c)	1.85%	1.90%	1.86%	1.78%	1.71%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.79	%(c)	1.58%	1.49%	1.58%	1.58%	1.61%
Expenses, excluding expense reductions and expenses reimbursed	.89	%(c)	1.86%	1.99%	1.86%	1.79%	1.75%
Net investment income	2.42	%(c)	3.94%	3.61%	3.39%	3.38%	3.42%
Supplemental Data:
Net assets, end of period (000)	$16,481		$18,032	$23,502	$27,871	$31,209	$34,263
Portfolio turnover rate	20.55	%(c)	88.15%	49.43%	72.24%	118.31%	168.36%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

(d) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

See Notes to Financial Statements.

Financial Highlights (continued)

NATIONAL TAX FREE FUND

	Class C Shares
	Six Months Ended 3/31/2009		Year Ended 9/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.73		$11.15	$11.54	$11.57	$11.50	$11.52
Investment operations:
Net investment income(a)	.23		.44	.42	.39	.39	.39
Net realized and unrealized gain (loss)	(.44)		(1.41)	(.39)	(.02)	.06	(.02)
Total from investment operations	(.21)		(.97)	.03	.37	.45	.37
Distributions to shareholders from:
Net investment income	(.23)		(.45)	(.42)	(.40)	(.38)	(.39)
Net asset value, end of period	$9.29		$9.73	$11.15	$11.54	$11.57	$11.50
Total Return(b)	(2.13	)%(c)	(9.01)%	.23%	3.26%	3.93%	3.32%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.80	%(c)	1.67%	1.82%	1.86%	1.78%	1.71%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.70	%(c)	1.41%	1.41%	1.58%	1.58%	1.61%
Expenses, excluding expense reductions and expenses reimbursed	.80	%(c)	1.68%	1.91%	1.86%	1.79%	1.75%
Net investment income	2.50	%(c)	4.13%	3.70%	3.39%	3.38%	3.42%
Supplemental Data:
Net assets, end of period (000)	$90,315		$80,301	$51,244	$44,450	$41,322	$43,409
Portfolio turnover rate	20.55	%(c)	88.15%	49.43%	72.24%	118.31%	168.36%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

(d) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

See Notes to Financial Statements.

Financial Highlights (concluded)

NATIONAL TAX FREE FUND

	Class F Shares
	Six Months Ended 3/31/2009 (unaudited)		Year Ended 9/30/2008	9/28/2007(a) to 9/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$9.71		$11.12	$11.12
Investment operations:
Net investment income(b)	.25		.52	–	(c)
Net realized and unrealized gain (loss)	(.43)		(1.41)	–	(c)
Total from investment operations	(.18)		(.89)	–	(c)
Distributions to shareholders from:
Net investment income	(.26)		(.52)	–
Net asset value, end of period	$9.27		$9.71	$11.12
Total Return(d)	(1.75	)%(e)	(8.32)%	.00%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.44	%(e)	.95%	.00	%(e)(f)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(g)	.34	%(e)	.69%	.00	%(e)(f)
Expenses, excluding expense reductions and expenses reimbursed	.44	%(e)	.97%	.00	%(e)(f)
Net investment income	2.75	%(e)	5.00%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$20,053		$2,310	$10
Portfolio turnover rate	20.55	%(e)	88.15%	49.43%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Amount is less than .01%.

(g) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

See Notes to Financial Statements.

Financial Highlights

CALIFORNIA TAX FREE FUND

	Class A Shares
	Six Months Ended 3/31/2009		Year Ended 9/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.38		$10.57	$10.91	$10.96	$10.86	$10.80
Investment operations:
Net investment income(a)	.22		.45	.44	.41	.44	.43
Net realized and unrealized gain (loss)	(.35)		(1.18)	(.34)	(.03)	.08	.07
Total from investment operations	(.13)		(.73)	.10	.38	.52	.50
Distributions to shareholders from:
Net investment income	(.23)		(.46)	(.44)	(.43)	(.42)	(.44)
Net asset value, end of period	$9.02		$9.38	$10.57	$10.91	$10.96	$10.86
Total Return(b)	(1.32	)%(c)	(7.16)%	.87%	3.52%	4.88%	4.73%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.50	%(c)	1.18%	1.29%	1.07%	1.01%	1.03%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.40	%(c)	.80%	.87%	.93%	.94%	.99%
Expenses, excluding expense reductions and expenses reimbursed	.50	%(c)	1.18%	1.30%	1.07%	1.01%	1.03%
Net investment income	2.50	%(c)	4.41%	4.03%	3.79%	4.01%	3.97%
Supplemental Data:
Net assets, end of period (000)	$132,916		$144,165	$147,893	$160,416	$166,227	$165,270
Portfolio turnover rate	20.91	%(c)	49.17%	50.77%	47.86%	42.23%	28.04%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

(d) Interest and fee expense relates to the liability of floating rate notes issued in conjunction with inverse floater securities transactions.

See Notes to Financial Statements.

Financial Highlights (continued)

CALIFORNIA TAX FREE FUND

	Class C Shares
	Six Months Ended 3/31/2009		Year Ended 9/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.39		$10.58	$10.92	$10.97	$10.87	$10.80
Investment operations:
Net investment income(a)	.20		.39	.37	.34	.37	.36
Net realized and unrealized gain (loss)	(.35)		(1.18)	(.34)	(.03)	.08	.08
Total from investment operations	(.15)		(.79)	.03	.31	.45	.44
Distributions to shareholders from:
Net investment income	(.20)		(.40)	(.37)	(.36)	(.35)	(.37)
Net asset value, end of period	$9.04		$9.39	$10.58	$10.92	$10.97	$10.87
Total Return(b)	(1.53	)%(c)	(7.73)%	.23%	2.87%	4.20%	4.14%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.81	%(c)	1.79%	1.92%	1.72%	1.65%	1.67%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.71	%(c)	1.41%	1.50%	1.58%	1.58%	1.63%
Expenses, excluding expense reductions and expenses reimbursed	.81	%(c)	1.79%	1.92%	1.72%	1.65%	1.67%
Net investment income	2.19	%(c)	3.79%	3.40%	3.14%	3.37%	3.32%
Supplemental Data:
Net assets, end of period (000)	$19,963		$18,793	$15,245	$15,052	$13,953	$13,953
Portfolio turnover rate	20.91	%(c)	49.17%	50.77%	47.86%	42.23%	28.04%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

(d) Interest and fee expense relates to the liability of floating rate notes issued in conjunction with inverse floater securities transactions.

See Notes to Financial Statements.

Financial Highlights (concluded)

CALIFORNIA TAX FREE FUND

	Class F Shares
	Six Months Ended 3/31/2009 (unaudited)		Year Ended 9/30/2008	9/28/2007(a) to 9/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$9.38		$10.57	$10.57
Investment operations:
Net investment income(b)	.22		.45	–	(c)
Net realized and unrealized gain (loss)	(.35)		(1.17)	–	(c)
Total from investment operations	(.13)		(.72)	–	(c)
Distributions to shareholders from:
Net investment income	(.23)		(.47)	–
Net asset value, end of period	$9.02		$9.38	$10.57
Total Return(d)	(1.16	)%(e)	(7.07)%	.00%
Ratio to Average Net Assets:
Expenses excluding expense reductions and including expenses reimbursed	.44	%(e)	1.05%	.00	%(e)(f)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(g)	.34	%(e)	.67%	.00	%(e)(f)
Expenses, excluding expense reductions and expenses reimbursed	.44	%(e)	1.07%	.00	%(e)(f)
Net investment income	2.49	%(e)	4.48%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$4,371		$285	$10
Portfolio turnover rate	20.91	%(e)	49.17%	50.77%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Amount is less than .01%.

(g) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

See Notes to Financial Statements.

Financial Highlights

CONNECTICUT TAX FREE FUND

	Class A Shares
	Six Months Ended 3/31/2009		Year Ended 9/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.26		$10.26	$10.51	$10.56	$10.61	$10.55
Investment operations:
Net investment income(a)	.21		.42	.44	.45	.44	.43
Net realized and unrealized gain (loss)	(.08)		(.99)	(.24)	(.04)	(.05)	.08
Total from investment operations	.13		(.57)	.20	.41	.39	.51
Distributions to shareholders from:
Net investment income	(.21)		(.43)	(.45)	(.46)	(.44)	(.45)
Net asset value, end of period	$9.18		$9.26	$10.26	$10.51	$10.56	$10.61
Total Return(b)	1.44	%(c)	(5.77)%	1.93%	3.96%	3.74%	4.92%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.45	%(c)	.78%	.91%	.76%	.92%	1.07%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.39	%(c)	.64%	.59%	.52%	.79%	1.00%
Expenses, excluding expenses reductions and expenses reimbursed	.46	%(c)	.94%	1.20%	1.20%	1.09%	1.07%
Net investment income	2.32	%(c)	4.22%	4.20%	4.34%	4.11%	4.09%
Supplemental Data:
Net assets, end of period (000)	$109,452		$128,252	$136,324	$96,530	$91,078	$89,985
Portfolio turnover rate	3.32	%(c)	34.10%	9.97%	31.96%	9.72%	19.20%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

(d) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

See Notes to Financial Statements.

Financial Highlights (concluded)

CONNECTICUT TAX FREE FUND

	Class F Shares
	Six Months Ended 3/31/2009 (unaudited)		Year Ended 9/30/2008	9/28/2007(a) to 9/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$9.24		$10.26	$10.26
Investment operations:
Net investment income(b)	.20		.44	–	(c)
Net realized and unrealized gain (loss)	(.07)		(1.02)	–	(c)
Total from investment operations	.13		(.58)	–	(c)
Distributions to shareholders from:
Net investment income	(.21)		(.44)	–
Net asset value, end of period	$9.16		$9.24	$10.26
Total Return(d)	1.39	%(e)	(5.77)%	.00%
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.40	%(e)	.62%	.00	%(e)(f)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(g)	.34	%(e)	.49%	.00	%(e)(f)
Expenses, excluding expenses reductions and expenses reimbursed	.41	%(e)	.83%	.00	%(e)(f)
Net investment income	2.26	%(e)	4.43%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$4,274		$337	$10
Portfolio turnover rate	3.32	%(e)	34.10%	9.97%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Amount is less than .01%.

(g) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

See Notes to Financial Statements.

Financial Highlights

HAWAII TAX FREE FUND

	Class A Shares
	Six Months Ended 3/31/2009		Year Ended 9/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$4.53		$4.92	$5.01	$5.04	$5.08	$5.08
Investment operations:
Net investment income(a)	.09		.20	.20	.20	.20	.21
Net realized and unrealized gain (loss)	.03		(.39)	(.09)	(.02)	(.04)	– (b)
Total from investment operations	.12		(.19)	.11	.18	.16	.21
Distributions to shareholders from:
Net investment income	(.10)		(.20)	(.20)	(.21)	(.20)	(.21)
Net asset value, end of period	$4.55		$4.53	$4.92	$5.01	$5.04	$5.08
Total Return(c)	2.65	%(d)	(3.99)%	2.31%	3.60%	3.28%	4.18%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.46	%(d)	.83%	.95%	.90%	1.05%	1.06%
Expenses, excluding interest expense and including expense reductions and expenses reimbursed(e)	.39	%(d)	.66%	.65%	.71%	.95%	1.01%
Expenses, excluding expenses reductions and expenses reimbursed	.47	%(d)	.97%	1.19%	1.14%	1.05%	1.06%
Net investment income	2.10	%(d)	4.03%	4.02%	4.01%	3.98%	4.13%
Supplemental Data:
Net assets, end of period (000)	$114,989		$115,157	$103,989	$91,357	$78,217	$69,598
Portfolio turnover rate	11.46	%(d)	20.85%	10.01%	38.26%	18.22%	6.12%

(a) Calculated using average shares outstanding during the period.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

See Notes to Financial Statements.

Financial Highlights (concluded)

HAWAII TAX FREE FUND

	Class F Shares
	Six Months Ended 3/31/2009 (unaudited)		Year Ended 9/30/2008	9/28/2007(a) to 9/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$4.53		$4.92	$4.92
Investment operations:
Net investment income(b)	.09		.20	–	(c)
Net realized and unrealized gain (loss)	.03		(.38)	–	(c)
Total from investment operations	.12		(.18)	–	(c)
Distributions to shareholders from:
Net investment income	(.10)		(.21)	–
Net asset value, end of period	$4.55		$4.53	$4.92
Total Return(d)	2.70	%(e)	(3.89)%	.00%
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.42	%(e)	.66%	.00	%(e)(f)
Expenses, excluding interest expense and including expense reductions and expenses reimbursed(g)	.35	%(e)	.50%	.00	%(e)(f)
Expenses, excluding expenses reductions and expenses reimbursed	.42	%(e)	.80%	.00	%(e)(f)
Net investment income	1.97	%(e)	4.06%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$2,922		$10	$10
Portfolio turnover rate	11.46	%(e)	20.85%	10.01%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Amount is less than .01%.

(g) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

See Notes to Financial Statements.

Financial Highlights

MISSOURI TAX FREE FUND

	Class A Shares
	Six Months Ended 3/31/2009		Year Ended 9/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$4.66		$5.20	$5.33	$5.35	$5.34	$5.36
Investment operations:
Net investment income(a)	.10		.21	.21	.22	.22	.20
Net realized and unrealized gain (loss)	(.04)		(.53)	(.12)	(.02)	– (b)	– (b)
Total from investment operations	.06		(.32)	.09	.20	.22	.20
Distributions to shareholders from:
Net investment income	(.11)		(.22)	(.22)	(.21)	(.21)	(.22)
Net realized gain	–		–	–	(.01)	–	–
Total distributions	(.11)		(.22)	(.22)	(.22)	(.21)	(.22)
Net asset value, end of period	$4.61		$4.66	$5.20	$5.33	$5.35	$5.34
Total Return(c)	1.27	%(d)	(6.45)%	1.64%	3.92%	4.26%	3.77%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.40	%(d)	.88%	1.12%	.78%	.81%	1.07%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(e)	.40	%(d)	.76%	.77%	.57%	.67%	1.01%
Expenses, excluding expense reductions and expenses reimbursed	.41	%(d)	.93%	1.24%	1.16%	1.09%	1.07%
Net investment income	2.27	%(d)	4.17%	4.06%	4.14%	4.02%	3.85%
Supplemental Data:
Net assets, end of period (000)	$151,253		$149,609	$158,977	$159,530	$161,624	$155,906
Portfolio turnover rate	6.07	%(d)	28.12%	21.48%	27.30%	25.49%	40.33%

(a) Calculated using average shares outstanding during the period.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

See Notes to Financial Statements.

Financial Highlights (concluded)

MISSOURI TAX FREE FUND

	Class F Shares
	Six Months Ended 3/31/2009 (unaudited)		Year Ended 9/30/2008	9/28/2007(a) to 9/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$4.66		$5.20	$5.20
Investment operations:
Net investment income(b)	.10		.22	–	(c)
Net realized and unrealized gain (loss)	(.04)		(.54)	–	(c)
Total from investment operations	.06		(.32)	–	(c)
Distributions to shareholders from:
Net investment income	(.11)		(.22)	–
Net asset value, end of period	$4.61		$4.66	$5.20
Total Return(d)	1.32	%(e)	(6.36)%	.00%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.35	%(e)	.75%	.00	%(e)(f)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(g)	.35	%(e)	.63%	.00	%(e)(f)
Expenses, excluding expense reductions and expenses reimbursed	.35	%(e)	.81%	.00	%(e)(f)
Net investment income	2.24	%(e)	4.34%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$687		$75	$10
Portfolio turnover rate	6.07	%(e)	28.12%	21.48%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Amount is less than .01%.

(g) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

See Notes to Financial Statements.

Financial Highlights

NEW JERSEY TAX FREE FUND

	Class A Shares
	Six Months Ended 3/31/2009		Year Ended 9/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$4.43		$5.00	$5.17	$5.20	$5.18	$5.20
Investment operations:
Net investment income(a)	.10		.21	.21	.21	.21	.22
Net realized and unrealized gain (loss)	(.20)		(.56)	(.17)	(.03)	.02	(.02)
Total from investment operations	(.10)		(.35)	.04	.18	.23	.20
Distributions to shareholders from:
Net investment income	(.11)		(.22)	(.21)	(.21)	(.21)	(.22)
Net asset value, end of period	$4.22		$4.43	$5.00	$5.17	$5.20	$5.18
Total Return(b)	(2.28	)%(c)	(7.36)%	.78%	3.51%	4.42%	3.89%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.40	%(c)	.90%	1.14%	1.10%	1.10%	1.05%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.40	%(c)	.82%	.81%	.86%	.95%	1.00%
Expenses, excluding expense reductions and expenses reimbursed	.40	%(c)	.90%	1.21%	1.22%	1.10%	1.05%
Net investment income	2.47	%(c)	4.34%	4.11%	4.03%	4.02%	4.18%
Supplemental Data:
Net assets, end of period (000)	$113,673		$114,704	$129,106	$130,742	$137,319	$139,462
Portfolio turnover rate	11.69	%(c)	32.16%	37.64%	28.99%	28.46%	31.47%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

(d) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

See Notes to Financial Statements.

Financial Highlights (concluded)

NEW JERSEY TAX FREE FUND

	Class F Shares
	Six Months Ended 3/31/2009 (unaudited)		Year Ended 9/30/2008	9/28/2007(a) to 9/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$4.43		$5.00	$5.00
Investment operations:
Net investment income(b)	.10		.21	–	(c)
Net realized and unrealized gain (loss)	(.20)		(.56)	–	(c)
Total from investment operations	(.10)		(.35)	–	(c)
Distributions to shareholders from:
Net investment income	(.11)		(.22)	–
Net asset value, end of period	$4.22		$4.43	$5.00
Total Return(d)	(2.23	)%(e)	(7.27)%	.00%
Ratio to Average Net Assets:
Expenses excluding expense reductions and including expenses reimbursed	.35	%(e)	.74%	.00	%(e)(f)
Expenses, excluding interest expenses, including expense reductions and expenses reimbursed(g)	.35	%(e)	.66%	.00	%(e)(f)
Expenses, excluding expense reductions and expenses reimbursed	.35	%(e)	.77%	.00	%(e)(f)
Net investment income	2.41	%(e)	4.41%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$859		$48	$10
Portfolio turnover rate	11.69	%(e)	32.16%	37.64%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Amount is less than .01%.

(g) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

See Notes to Financial Statements.

Financial Highlights

NEW YORK TAX FREE FUND

	Class A Shares
	Six Months Ended 3/31/2009		Year Ended 9/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.71		$10.96	$11.27	$11.32	$11.41	$11.42
Investment operations:
Net investment income(a)	.24		.46	.47	.48	.48	.48
Net realized and unrealized gain (loss)	(.18)		(1.24)	(.31)	(.05)	(.09)	– (b)
Total from investment operations	.06		(.78)	.16	.43	.39	.48
Distributions to shareholders from:
Net investment income	(.24)		(.47)	(.47)	(.48)	(.48)	(.49)
Net asset value, end of period	$9.53		$9.71	$10.96	$11.27	$11.32	$11.41
Total Return(c)	.64	%(d)	(7.37)%	1.47%	3.92%	3.43%	4.33%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.45	%(d)	.99%	1.01%	.80%	.86%	1.00%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(e)	.39	%(d)	.78%	.70%	.62%	.76%	.94%
Expenses, excluding expense reductions and expenses reimbursed	.45	%(d)	1.00%	1.16%	1.11%	1.04%	1.05%
Net investment income	2.54	%(d)	4.36%	4.20%	4.27%	4.16%	4.27%
Supplemental Data:
Net assets, end of period (000)	$202,059		$221,057	$243,416	$233,101	$229,598	$237,349
Portfolio turnover rate	14.38	%(d)	44.67%	25.38%	69.19%	57.03%	46.33%

(a) Calculated using average shares outstanding during the period.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

See Notes to Financial Statements.

Financial Highlights (continued)

NEW YORK TAX FREE FUND

	Class C Shares
	Six Months Ended 3/31/2009		Year Ended 9/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.70		$10.96	$11.27	$11.32	$11.40	$11.42
Investment operations:
Net investment income(a)	.21		.40	.39	.40	.40	.41
Net realized and unrealized loss	(.18)		(1.25)	(.30)	(.04)	(.08)	(.01)
Total from investment operations	.03		(.85)	.09	.36	.32	.40
Distributions to shareholders from:
Net investment income	(.20)		(.41)	(.40)	(.41)	(.40)	(.42)
Net asset value, end of period	$9.53		$9.70	$10.96	$11.27	$11.32	$11.40
Total Return(b)	.31	%(c)	(8.02)%	.84%	3.25%	2.87%	3.57%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.76	%(c)	1.63%	1.67%	1.46%	1.51%	1.65%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.70	%(c)	1.41%	1.36%	1.28%	1.41%	1.59%
Expenses, excluding expense reductions and expenses reimbursed	.76	%(c)	1.63%	1.81%	1.77%	1.69%	1.70%
Net investment income	2.23	%(c)	3.72%	3.53%	3.61%	3.51%	3.62%
Supplemental Data:
Net assets, end of period (000)	$31,568		$31,262	$25,423	$16,622	$14,502	$12,317
Portfolio turnover rate	14.38	%(c)	44.67%	25.38%	69.19%	57.03%	46.33%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

(d) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

See Notes to Financial Statements.

Financial Highlights (concluded)

NEW YORK TAX FREE FUND

	Class F Shares
	Six Months Ended 3/31/2009 (unaudited)		Year Ended 9/30/2008	9/28/2007(a) to 9/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$9.72		$10.96	$10.96
Investment operations:
Net investment income(b)	.24		.48	–	(c)
Net realized and unrealized gain (loss)	(.18)		(1.24)	–	(c)
Total from investment operations	.06		(.76)	–	(c)
Distributions to shareholders from:
Net investment income	(.24)		(.48)	–
Net asset value, end of period	$9.54		$9.72	$10.96
Total Return(d)	.70	%(e)	(7.18)%	.00%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.40	%(e)	.82%	.00	%(e)(f)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(g)	.34	%(e)	.61%	.00	%(e)(f)
Expenses, excluding expense reductions and expenses reimbursed	.40	%(e)	.83%	.00	%(e)(f)
Net investment income	2.49	%(e)	4.53%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$2,283		$9	$10
Portfolio turnover rate	14.38	%(e)	44.67%	25.38%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Amount is less than .01%.

(g) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

See Notes to Financial Statements.

Financial Highlights

INTERMEDIATE TAX FREE FUND

	Class A Shares
	Six Months Ended 3/31/2009		Year Ended 9/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.42		$9.75	$9.81	$9.80	$9.95	$9.94
Investment operations:
Net investment income(a)	.19		.37	.36	.32	.30	.27
Net realized and unrealized gain (loss)	.24		(.32)	(.06)	.03	(.17)	.01
Total from investment operations	.43		.05	.30	.35	.13	.28
Distributions to shareholders from:
Net investment income	(.19)		(.38)	(.36)	(.34)	(.28)	(.27)
Net asset value, end of period	$9.66		$9.42	$9.75	$9.81	$9.80	$9.95
Total Return(b)	4.65	%(c)	.43%	3.11%	3.67%	1.36%	2.84%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.18	%(c)	.27%	.27%	.27%	.27%	.26	%†
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.17	%(c)	.24%	.25%	.25%	.25%	.25	%†
Expenses, excluding expense reductions and expenses reimbursed	.36	%(c)	.79%	1.37%	1.66%	1.42%	2.35	%†
Net investment income	2.02	%(c)	3.80%	3.68%	3.34%	3.01%	2.70	%†
Supplemental Data:
Net assets, end of period (000)	$523,654		$338,400	$17,046	$7,234	$7,941	$6,360
Portfolio turnover rate	2.20	%(c)	29.73%	30.70%	100.82%	42.10%	60.08%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

(d) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

	Class B Shares
	Six Months Ended 3/31/2009		Year Ended 9/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.41		$9.74	$9.80	$9.79	$9.94	$9.93
Investment operations:
Net investment income(a)	.16		.31	.29	.26	.21	.20
Net realized and unrealized gain (loss)	.24		(.33)	(.06)	.02	(.16)	–	(b)
Total from investment operations	.40		(.02)	.23	.28	.05	.20
Distributions to shareholders from:
Net investment income	(.16)		(.31)	(.29)	(.27)	(.20)	(.19)
Net asset value, end of period	$9.65		$9.41	$9.74	$9.80	$9.79	$9.94
Total Return(c)	4.27	%(d)	(.29)%	2.35%	2.92%	.55%	2.09%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.56	%(d)	1.02%	1.02%	1.02%	1.02%	1.01	%†
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(e)	.55	%(d)	1.00%	1.00%	1.00%	1.00%	1.00	%†
Expenses, excluding expense reductions and expenses reimbursed	.75	%(d)	1.67%	2.12%	2.32%	2.11%	3.00	%†
Net investment income	1.64	%(d)	3.15%	2.95%	2.67%	2.15%	1.95	%†
Supplemental Data:
Net assets, end of period (000)	$4,701		$1,966	$802	$848	$775	$311
Portfolio turnover rate	2.20	%(d)	29.73%	30.70%	100.82%	42.10%	60.08%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

	Class C Shares
	Six Months Ended 3/31/2009		Year Ended 9/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.41		$9.74	$9.80	$9.79	$9.94	$9.93
Investment operations:
Net investment income(a)	.16		.30	.29	.25	.23	.20
Net realized and unrealized gain (loss)	.24		(.32)	(.06)	.03	(.17)	–	(b)
Total from investment operations	.40		(.02)	.23	.28	.06	.20
Distributions to shareholders from:
Net investment income	(.16)		(.31)	(.29)	(.27)	(.21)	(.19)
Net asset value, end of period	$9.65		$9.41	$9.74	$9.80	$9.79	$9.94
Total Return(c)	4.16	%(d)	(.31)%	2.35%	2.90%	.61%	2.05%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.53	%(d)	1.02%	1.02%	1.02%	1.02%	1.01	%†
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(e)	.52	%(d)	.98%	1.00%	1.00%	1.00%	1.00	%†
Expenses, excluding expense reductions and expenses reimbursed	.68	%(d)	1.45%	2.02%	2.31%	2.06%	3.00	%†
Net investment income	1.67	%(d)	3.11%	2.95%	2.59%	2.28%	1.95	%†
Supplemental Data:
Net assets, end of period (000)	$93,700		$44,402	$4,249	$2,784	$3,775	$3,297
Portfolio turnover rate	2.20	%(d)	29.73%	30.70%	100.82%	42.10%	60.08%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

	Class F Shares
	Six Months Ended 3/31/2009 (unaudited)		Year Ended 9/30/2008	9/28/2007(a) to 9/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$9.42		$9.75	$9.75
Investment operations:
Net investment income(b)	.18		.39	–	(c)
Net realized and unrealized gain (loss)	.25		(.33)	–	(c)
Total from investment operations	.43		.06	–	(c)
Distributions to shareholders from:
Net investment income	(.20)		(.39)	–
Net asset value, end of period	$9.65		$9.42	$9.75
Total Return(d)	4.58	%(e)	.57%	.00%
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.17	%(e)	.13%	.00	%(e)(f)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(g)	.17	%(e)	.10%	.00	%(e)(f)
Expenses, excluding expense reductions and expenses reimbursed	.31	%(e)	.67%	.00	%(e)(f)
Net investment income	1.95	%(e)	3.97%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$61,750		$1,460	$10
Portfolio turnover rate	2.20	%(e)	29.73%	30.70%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Amount is less than .01%.

(g) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

See Notes to Financial Statements.

Financial Highlights (concluded)

INTERMEDIATE TAX FREE FUND

	Class P Shares
	Six Months Ended 3/31/2009		Year Ended 9/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.42		$9.75	$9.81	$9.80	$9.95	$9.94
Investment operations:
Net investment income(a)	.18		.36	.34	.31	.28	.25
Net realized and unrealized gain (loss)	.25		(.33)	(.06)	.02	(.17)	.01
Total from investment operations	.43		.03	.28	.33	.11	.26
Distributions to shareholders from:
Net investment income	(.19)		(.36)	(.34)	(.32)	(.26)	(.25)
Net asset value, end of period	$9.66		$9.42	$9.75	$9.81	$9.80	$9.95
Total Return(b)	4.56	%(c)	.29%	2.91%	3.46%	1.16%	2.65%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.27	%(c)	.46%	.47%	.47%	.47%	.46	%†
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.27	%(c)	.43%	.45%	.45%	.45%	.45	%†
Expenses, excluding expenses reductions and expense reimbursed	.47	%(c)	1.13%	1.57%	1.77%	1.50%	2.45	%†
Net investment income	1.95	%(c)	3.73%	3.49%	3.15%	2.83%	2.50	%†
Supplemental Data:
Net assets, end of period (000)	$12		$11	$11	$11	$10	$10
Portfolio turnover rate	2.20	%(c)	29.73%	30.70%	100.82%	42.10%	60.08%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Not annualized.

(d) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

See Notes to Financial Statements.

Financial Highlights

SHORT DURATION TAX FREE FUND

	Class A Shares
	12/12/2008(a) to 3/31/2009 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$15.00
Investment operations:
Net investment income(b)	.15
Net realized and unrealized gain	.36
Total from investment operations	.51
Distributions to shareholders from:
Net investment income	(.17)
Net asset value, end of period	$15.34
Total Return(c)	3.44	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.13	%(d)
Expenses, including expense reductions and expenses reimbursed	.13	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.60	%(d)
Net investment income	.99	%(d)
Supplemental Data:
Net assets, end of period (000)	$52,645
Portfolio turnover rate	19.20	%(d)

(a) Commencement of investment operations was 12/12/2008, SEC effective date was 12/10/2008 and date shares first became available to the public was 1/2/2009.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION TAX FREE FUND

	Class C Shares
	12/12/2008(a) to 3/31/2009 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$15.00
Investment operations:
Net investment income(b)	.10
Net realized and unrealized gain	.37
Total from investment operations	.47
Distributions to shareholders from:
Net investment income	(.13)
Net asset value, end of period	$15.34
Total Return(c)	3.17	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.35	%(d)
Expenses, including expense reductions and expenses reimbursed	.35	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.60	%(d)
Net investment income	.68	%(d)
Supplemental Data:
Net assets, end of period (000)	$7,866
Portfolio turnover rate	19.20	%(d)

(a) Commencement of investment operations was 12/12/2008, SEC effective date was 12/10/2008 and date shares first became available to the public was 1/2/2009.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION TAX FREE FUND

	Class F Shares
	12/12/2008(a) to 3/31/2009 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$15.00
Investment operations:
Net investment income(b)	.15
Net realized and unrealized gain	.37
Total from investment operations	.52
Distributions to shareholders from:
Net investment income	(.18)
Net asset value, end of period	$15.34
Total Return(c)	3.45	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.09	%(d)
Expenses, including expense reductions and expenses reimbursed	.09	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.30	%(d)
Net investment income	.95	%(d)
Supplemental Data:
Net assets, end of period (000)	$8,950
Portfolio turnover rate	19.20	%(d)

(a) Commencement of investment operations was 12/12/2008, SEC effective date was 12/10/2008 and date shares first became available to the public was 1/2/2009.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

SHORT DURATION TAX FREE FUND

	Class I Shares
	12/12/2008(a) to 3/31/2009 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$15.00
Investment operations:
Net investment income(b)	.19
Net realized and unrealized gain	.34
Total from investment operations	.53
Distributions to shareholders from:
Net investment income	(.19)
Net asset value, end of period	$15.34
Total Return(c)	3.51	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.07	%(d)
Expenses, including expense reductions and expenses reimbursed	.07	%(d)
Expenses, excluding expense reductions and expenses reimbursed	2.49	%(d)
Net investment income	1.22	%(d)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	19.20	%(d)

(a) Commencement of investment operations was 12/12/2008, SEC effective date was 12/10/2008 and date shares first became available to the public was 1/2/2009.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights

GEORGIA TAX FREE TRUST

	Class A Shares
	Six Months Ended 3/31/2009		Year Ended 9/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$4.93		$5.51	$5.64	$5.66	$5.65	$5.63
Investment operations:
Net investment income(a)	.11		.23	.23	.22	.23	.23
Net realized and unrealized gain (loss)	(.03)		(.58)	(.13)	(.01)	.01	.02
Total from investment operations	.08		(.35)	.10	.21	.24	.25
Distributions to shareholders from:
Net investment income	(.11)		(.23)	(.23)	(.23)	(.23)	(.23)
Net asset value, end of period	$4.90		$4.93	$5.51	$5.64	$5.66	$5.65
Total Return(b)	1.77	%(c)	(6.62)%	1.76%	3.77%	4.24%	4.54%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.50	%(c)	.88%	.88%	.63%	.72%	.75%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.41	%(c)	.69%	.60%	.44%	.61%	.67%
Expenses, excluding expense reductions and expenses reimbursed	.50	%(c)	1.00%	1.13%	1.08%	.72%	.75%
Net investment income	2.40	%(c)	4.19%	4.04%	3.99%	3.98%	4.14%
Supplemental Data:
Net assets, end of period (000)	$109,282		$124,126	$133,599	$118,819	$103,887	$89,480
Portfolio turnover rate	3.10	%(c)	37.84%	13.29%	36.93%	24.38%	20.25%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

(d) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

See Notes to Financial Statements.

Financial Highlights (concluded)

GEORGIA TAX FREE TRUST

	Class F Shares
	Six Months Ended 3/31/2009 (unaudited)		Year Ended 9/30/2008	9/28/2007(a) to 9/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$4.93		$5.51	$5.51
Investment operations:
Net investment income(b)	.12		.23	–	(c)
Net realized and unrealized gain (loss)	(.01)		(.58)	–	(c)
Total from investment operations	.11		(.35)	–	(c)
Distributions to shareholders from:
Net investment income	(.12)		(.23)	–
Net asset value, end of period	$4.92		$4.93	$5.51
Total Return(d)	2.25	%(e)	(6.53)%	.00%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.44	%(e)	.81%	.00	%(e)(f)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(g)	.35	%(e)	.63%	.00	%(e)(f)
Expenses, excluding expense reductions and expenses reimbursed	.45	%(e)	.89%	.00	%(e)(f)
Net investment income	2.37	%(e)	4.39%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$4,579		$163	$10
Portfolio turnover rate	3.10	%(e)	37.84%	13.29%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Amount is less than .01%.

(g) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

See Notes to Financial Statements.

Financial Highlights

HIGH YIELD MUNICIPAL BOND FUND

	Class A Shares
	Six Months Ended 3/31/2009		Year Ended 9/30			12/1/2004(a) to
	(unaudited)		2008	2007	2006	9/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$11.89		$15.03	$15.81	$15.41	$15.00
Investment operations:
Net investment income(b)						.03
Net realized and unrealized gain						.17
Total from investment operations						.20
Distributions to shareholders from:
Net investment income						(.03)
Net asset value on SEC Effective Date, December 30, 2004						$15.17
Investment operations:
Net investment income(b)	.37		.75	.75	.82	.56
Net realized and unrealized gain (loss)	(2.45)		(3.13)	(.77)	.37	.31
Total from investment operations	(2.08)		(2.38)	(.02)	1.19	.87
Distributions to shareholders from:
Net investment income	(0.38)		(.76)	(.76)	(.79)	(.63)
Net asset value, end of period	$9.43		$11.89	$15.03	$15.81	$15.41
Total Return(c)						1.36	%(d)(e)
Total Return(c)	(17.52	)%(d)	(16.33)%	(.23)%	7.97%	5.79	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.56	%(d)	1.27%	1.31%	.49%	.15	%(d)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(g)	.43	%(d)	.79%	.67%	.16%	.00	%(d)(h)
Expenses, excluding expense reductions and expenses reimbursed	.56	%(d)	1.30%	1.52%	1.34%	1.00	%(i)
Net investment income	3.81	%(d)	5.50%	4.75%	5.28%	4.80	%(i)
Supplemental Data:
Net assets, end of period (000)	$510,933		$695,723	$959,170	$731,726	$312,948
Portfolio turnover rate	22.71	%(d)	47.95%	24.92%	62.27%	70.93	%(d)

(a) Commencement of investment operations was 12/1/2004, SEC effective date was 12/30/2004 and date shares first became available to the public was 1/3/2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period 12/1/2004 through 12/30/2004.

(f) Total return for the period 12/30/2004 through 9/30/2005.

(g) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

(h) Amount is less than .01%.

(i) Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD MUNICIPAL BOND FUND

	Class B Shares
	Six Months Ended 3/31/2009		Year Ended 9/30			12/1/2004(a) to
	(unaudited)		2008	2007	2006	9/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$11.91		$15.03	$15.81	$15.41	$15.00
Investment operations:
Net investment income(b)						.02
Net realized and unrealized gain						.17
Total from investment operations						.19
Distributions to shareholders from:
Net investment income						(.02)
Net asset value on SEC Effective Date, December 30, 2004						$15.17
Investment operations:
Net investment income(b)	.34		.70	.68	.77	.58
Net realized and unrealized gain (loss)	(2.46)		(3.14)	(.78)	.37	.29
Total from investment operations	(2.12)		(2.44)	(.10)	1.14	.87
Distributions to shareholders from:
Net investment income	(.34)		(.68)	(.68)	(.74)	(.63)
Net asset value, end of period	$9.45		$11.91	$15.03	$15.81	$15.41
Total Return(c)						1.29	%(d)(e)
Total Return(c)	(17.73	)%(d)	(16.70)%	(.74)%	7.62%	5.80	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.92	%(d)	1.74%	1.77%	.80%	.22	%(d)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(g)	.79	%(d)	1.26%	1.13%	.47%	.07	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.95	%(d)	2.07%	2.24%	1.96%	1.85	%(h)
Net investment income	3.49	%(d)	5.10%	4.29%	4.99%	4.74	%(h)
Supplemental Data:
Net assets, end of period (000)	$8		$10	$11	$11	$10
Portfolio turnover rate	22.71	%(d)	47.95%	24.92%	62.27%	70.93	%(d)

(a) Commencement of investment operations was 12/1/2004, SEC effective date was 12/30/2004 and date shares first became available to the public was 1/3/2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period 12/1/2004 through 12/30/2004.

(f) Total return for the period 12/30/2004 through 9/30/2005.

(g) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

(h) Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD MUNICIPAL BOND FUND

	Class C Shares
	Six Months Ended 3/31/2009		Year Ended 9/30			12/1/2004(a) to
	(unaudited)		2008	2007	2006	9/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$11.89		$15.03	$15.81	$15.41	$15.00
Investment operations:
Net investment income(b)						.02
Net realized and unrealized gain						.17
Total from investment operations						.19
Distributions to shareholders from:
Net investment income						(.02)
Net asset value on SEC Effective Date, December 30, 2004						$15.17
Investment operations:
Net investment income(b)	.35		.68	.67	.76	.56
Net realized and unrealized gain (loss)	(2.46)		(3.14)	(.77)	.38	.31
Total from investment operations	(2.11)		(2.46)	(.10)	1.14	.87
Distributions to shareholders from:
Net investment income	(.34)		(.68)	(.68)	(.74)	(.63)
Net asset value, end of period	$9.44		$11.89	$15.03	$15.81	$15.41
Total Return(c)						1.29	%(d)(e)
Total Return(c)	(17.72	)%(d)	(16.77)%	(.74)%	7.62%	5.79	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.86	%(d)	1.78%	1.81%	.88%	.15	%(d)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(g)	.73	%(d)	1.30%	1.17%	.54%	.00	%(d)(h)
Expenses, excluding expense reductions and expenses reimbursed	.87	%(d)	1.93%	2.17%	1.98%	1.78	%(i)
Net investment income	3.52	%(d)	5.00%	4.25%	4.98%	4.79	%(i)
Supplemental Data:
Net assets, end of period (000)	$277,655		$392,360	$538,419	$349,911	$125,319
Portfolio turnover rate	22.71	%(d)	47.95%	24.92%	62.27%	70.93	%(d)

(a) Commencement of investment operations was 12/1/2004, SEC effective date was 12/30/2004 and date shares first became available to the public was 1/3/2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period 12/1/2004 through 12/30/2004.

(f) Total return for the period 12/30/2004 through 9/30/2005.

(g) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

(h) Amount is less than .01%.

(i) Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD MUNICIPAL BOND FUND

	Class F Shares
	Six Months Ended 3/31/2009 (unaudited)		Year Ended 9/30/2008	9/28/2007(a) to 9/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$11.90		$15.03	$15.03
Investment operations:
Net investment income(b)	.36		.76	–	(c)
Net realized and unrealized gain (loss)	(2.44)		(3.13)	–	(c)
Total from investment operations	(2.08)		(2.37)	–	(c)
Distributions to shareholders from:
Net investment income	(.38)		(.76)	–
Net asset value, end of period	$9.44		$11.90	$15.03
Total Return(d)	(17.46	)%(e)	(16.19)%	.00%
Ratio to Average Net Assets:
Expenses excluding expense reductions and including expenses reimbursed	.49	%(e)	1.20%	.00	%(e)(f)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(g)	.36	%(e)	.72%	.00	%(e)(f)
Expenses, excluding expense reductions and expenses reimbursed	.49	%(e)	1.20%	.00	%(e)(f)
Net investment income	3.70	%(e)	5.90%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$43,303		$4,513	$10
Portfolio turnover rate	22.71	%(e)	47.95%	24.92%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Amount is less than .01%.

(g) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

See Notes to Financial Statements.

Financial Highlights (concluded)

HIGH YIELD MUNICIPAL BOND FUND

	Class P Shares
	Six Months Ended 3/31/2009		Year Ended 9/30			12/1/2004(a) to
	(unaudited)		2008	2007	2006	9/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$11.90		$15.04	$15.82	$15.42	$15.00
Investment operations:
Net investment income(b)						.03
Net realized and unrealized gain						.17
Total from investment operations						.20
Distributions to shareholders from:
Net investment income						(.03)
Net asset value on SEC Effective Date, December 30, 2004						$15.17
Investment operations:
Net investment income(b)	.37		.74	.75	.83	.58
Net realized and unrealized gain (loss)	(2.47)		(3.13)	(.77)	.36	.30
Total from investment operations	(2.10)		(2.39)	(.02)	1.19	.88
Distributions to shareholders from:
Net investment income	(.36)		(.75)	(.76)	(.79)	(.63)
Net asset value, end of period	$9.44		$11.90	$15.04	$15.82	$15.42
Total Return(c)						1.34	%(d)(e)
Total Return(c)	(17.62	)%(d)	(16.34)%	(.25)%	7.94%	5.86	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.67	%(d)	1.35%	1.32%	.47%	.18	%(d)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(g)	.54	%(d)	.87%	.66%	.13%	.03	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.67	%(d)	1.51%	1.73%	1.45%	1.34	%(h)
Net investment income	3.73	%(d)	5.46%	4.77%	5.41%	4.80	%(h)
Supplemental Data:
Net assets, end of period (000)	$8		$10	$12	$12	$11
Portfolio turnover rate	22.71	%(d)	47.95%	24.92%	62.27%	70.93	%(d)

(a) Commencement of investment operations was 12/1/2004, SEC effective date was 12/30/2004 and date shares first became available to the public was 1/3/2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period 12/1/2004 through 12/30/2004.

(f) Total return for the period 12/30/2004 through 9/30/2005.

(g) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

(h) Annualized.

See Notes to Financial Statements.

Financial Highlights

PENNSYLVANIA TAX FREE TRUST

	Class A Shares
	Six Months Ended 3/31/2009		Year Ended 9/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$4.62		$5.13	$5.24	$5.30	$5.28	$5.27
Investment operations:
Net investment income(a)	.11		.22	.22	.22	.22	.22
Net realized and unrealized gain (loss)	(.04)		(.51)	(.11)	(.06)	.02	.01
Total from investment operations	.07		(.29)	.11	.16	.24	.23
Distributions to shareholders from:
Net investment income	(.11)		(.22)	(.22)	(.22)	(.22)	(.22)
Net asset value, end of period	$4.58		$4.62	$5.13	$5.24	$5.30	$5.28
Total Return(b)	1.60	%(c)	(5.90)%	2.10%	3.10%	4.57%	4.48%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.49	%(c)	1.02%	1.11%	.86%	.96%	1.02%
Expenses, excluding interest expense, including expense reductions and expenses assumed(d)	.42	%(c)	.84%	.77%	.67%	.88%	.97%
Expenses, excluding expense reductions and expenses assumed	.49	%(c)	1.02%	1.24%	1.12%	1.00%	1.02%
Net investment income	2.43	%(c)	4.35%	4.23%	4.19%	4.06%	4.20%
Supplemental Data:
Net assets, end of period (000)	$84,896		$86,908	$94,138	$93,770	$97,069	$95,954
Portfolio turnover rate	5.65	%(c)	44.84%	32.18%	42.20%	20.59%	27.03%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

(d) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

See Notes to Financial Statements.

Financial Highlights (concluded)

PENNSYLVANIA TAX FREE TRUST

	Class F Shares
	Six Months Ended 3/31/2009 (unaudited)		Year Ended 9/30/2008	9/28/2007(a) to 9/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$4.62		$5.13	$5.13
Investment operations:
Net investment income(b)	.11		.23	–	(c)
Net realized and unrealized gain (loss)	(.05)		(.52)	–	(c)
Total from investment operations	.06		(.29)	–	(c)
Distributions to shareholders from:
Net investment income	(.11)		(.22)	–
Net asset value, end of period	$4.57		$4.62	$5.13
Total Return(d)	1.43	%(e)	(5.81)%	.00%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.42	%(e)	.80%	.00	%(e)(f)
Expenses, excluding interest expense, including expense reductions and expenses assumed(g)	.35	%(e)	.61%	.00	%(e)(f)
Expenses, excluding expense reductions and expenses assumed	.42	%(e)	.83%	.00	%(e)(f)
Net investment income	2.40	%(e)	4.57%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$234		$9	$10
Portfolio turnover rate	5.65	%(e)	44.84%	32.18%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/01/2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Amount is less than .01%.

(g) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the "Company") and Lord Abbett Municipal Income Trust (the "Trust") are registered under the Investment Company Act of 1940, as amended (the "Act"), as open-end management investment companies. The Company was organized as a Maryland corporation on December 27, 1983. The Trust was organized as a Massachusetts business trust on September 11, 1991 and was reorganized as a Delaware statutory trust on July 22, 2002.

The Company consists of the following seven portfolios (separately, a "Fund" and collectively, the "Funds") and their respective classes:

Funds	Classes
Lord Abbett National Tax-Free Income Fund ("National")	A,B,C,F,I and P
Lord Abbett California Tax-Free Income Fund ("California")	A,C,F and P
Lord Abbett Connecticut Tax-Free Income Fund ("Connecticut")	A,F and P
Lord Abbett Hawaii Tax-Free Income Fund ("Hawaii")	A,F and P
Lord Abbett Missouri Tax-Free Income Fund ("Missouri")	A,F and P
Lord Abbett New Jersey Tax-Free Income Fund ("New Jersey")	A,F and P
Lord Abbett New York Tax-Free Income Fund ("New York")	A,C,F and P

The Trust consists of the following five portfolios (separately, a "Fund" and collectively, the "Funds") and their respective classes:

Funds	Classes
Lord Abbett Intermediate Tax-Free Fund ("Intermediate")	A,B,C,F and P
Lord Abbett Short Duration Tax Free Fund ("Short Duration")	A,C, F and I
Georgia Series ("Georgia")	A,F and P
Lord Abbett High Yield Municipal Bond Fund ("High Yield")	A,B,C,F,I and P
Pennsylvania Series ("Pennsylvania")	A,F and P

Each Fund is non-diversified as defined under the Act, except for National, Intermediate and Short Duration. As of the date of this report, only Intermediate and High Yield have issued Class P shares, only Short Duration has issued Class I shares, and National and High Yield have been authorized to issue but have not issued Class I shares.

The investment objective of each Fund (except for High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. Each Fund (except for National, Intermediate, Short Duration and High Yield) also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. The investment objective of High Yield is to seek a high level of income exempt from federal income tax. New York also seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

Each class has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, F, I and P shares, although there may be a contingent deferred sales charge ("CDSC") as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain

Notes to Financial Statements (unaudited)(continued)

exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Funds' Class P shares are closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in the Funds' Prospectus.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors/Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

  Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds' U.S. federal tax returns remains open for the fiscal years ended September 30, 2005 through September 30, 2008. The statutes of limitations on the Company's and Trust's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Notes to Financial Statements (unaudited)(continued)

(e)  Expenses–Expenses incurred by the Company and Trust that do not specifically relate to an individual Fund are generally allocated to the Funds within the Company and Trust on a pro-rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F and P shares bear their class specific share of all expenses and fees relating to the Funds' 12b-1 Distribution Plan.

(f)  Futures Contracts–Each Fund may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called "initial margin." Subsequent payments called "variation margin" are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for federal income tax purposes at fiscal year-end. As of March 31, 2009, each Fund, except Short Duration, had open futures contracts.

(g)  When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(h)  Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates ("TOB Residuals") issued by tender option bond trusts ("TOBs"). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund's transfer of the municipal securities to a TOB does not qualify for sale treatment under Statement of Financial Accounting Standard No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," therefore the municipal securities deposited into a TOB are presented in a Fund's Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statement of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. At March 31, 2009, the aggregate value of the underlying municipal

Notes to Financial Statements (unaudited)(continued)

securities transferred to TOBs, the liability for trust certificates and the range of interest rates for such certificates were:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs
National	$78,375,000	0.45% - 1.11%	$153,305,486
California	10,500,000	0.54% - 0.84%	22,672,180
Connecticut	5,080,000	1.19%	10,097,262
Hawaii	5,000,000	1.34%	9,691,900
New York	17,070,000	0.44% - 0.45%	34,243,995
Intermediate	5,235,000	0.45% - 1.11%	10,754,791
Georgia	11,270,000	0.47% - 0.60%	23,011,621
High Yield	96,812,226	0.44% - 1.11%	181,627,855

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund's investment in TOB Residuals likely will adversely affect a Fund's net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund's net asset value per share.

While the Funds' investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds' management believes that the Funds' restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes.

(i)  Fair Value Measurements–Each Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), effective October 1, 2008. In accordance with SFAS 157, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information

Notes to Financial Statements (unaudited)(continued)

available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3 – significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing each Fund's investments carried at value:

	National		California
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$17,219,983	$(1,440,128)	$920,327	$(380,700)
Level 2 – Other Significant
Observable Inputs	930,854,079	-	162,939,772	-
Total	$948,074,062	$(1,440,128)	$163,860,099	$(380,700)
	Connecticut		Hawaii
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$1,861,898	$(478,308)	$-	$(294,618)
Level 2 – Other Significant
Observable Inputs	115,363,313	-	116,575,625	-
Total	$117,225,211	$(478,308)	$116,575,625	$(294,618)
	Missouri		New Jersey
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$-	$(277,999)	$2,727,207	$(415,605)
Level 2 – Other Significant
Observable Inputs	149,576,972	-	109,998,292	-
Total	$149,576,972	$(277,999)	$112,725,499	$(415,605)
	New York		Intermediate
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$3,666,405	$(655,589)	$8,995,783	$(595,009)
Level 2 – Other Significant
Observable Inputs	247,710,552	-	675,131,061	-
Total	$251,376,957	$(655,589)	$684,126,844	$(595,009)

Notes to Financial Statements (unaudited)(continued)

	Short Duration		Georgia
Valuation Inputs	Investments in Securities		Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$1,247,022		$-	$(559,962)
Level 2 – Other Significant
Observable Inputs	59,661,013		121,730,803	-
Total	$60,908,035		$121,730,803	$(559,962)
	High Yield		Pennsylvania
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$7,245,440	$(2,712,400)	$1,741,013	$(75,351)
Level 2 – Other Significant
Observable Inputs	917,259,079	-	81,912,201	-
Total	$924,504,519	$(2,712,400)	$83,653,214	$(75,351)

* Other financial instruments represent futures contracts.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company and Trust each have a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett"), pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund's investment portfolio.

The management fee is based on each Fund's average daily net assets at the following annual rate, for all Funds, other than Intermediate, Short Duration and High Yield:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

The management fee for Intermediate and Short Duration is based on each Fund's average daily net assets at the following annual rate:

First $2 billion	.40%
Next $3 billion	.375%
Over $5 billion	.35%

The management fee for High Yield is based on the Fund's average daily net assets at the following annual rate:

First $1 billion	.50%
Next $1 billion	.45%
Over $2 billion	.40%

Notes to Financial Statements (unaudited)(continued)

For the six months ended March 31, 2009, the effective management fee paid to Lord Abbett was at the following annualized rate of each Fund's average daily net assets:

Effective Management Fee Rate
National	0.45%
California	0.45%
Connecticut	0.45%
Hawaii	0.45%
Missouri	0.45%
New Jersey	0.45%
New York	0.45%
Intermediate	0.40%
Short Duration	0.40%
Georgia	0.45%
High Yield	0.50%
Pennsylvania	0.45%

Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

For the period from October 1, 2008 through January 31, 2009, Lord Abbett had contractually agreed to reimburse expenses for each Fund, other than Intermediate, Short Duration and High Yield, to the extent necessary so that each class' total annual operating expenses (excluding interest expense) did not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	0.95%
B	1.60%
C	1.60%
F	0.70%
I	0.75%
P	1.05%

Effective February 1, 2009, Lord Abbett discontinued the contractual reimbursements for all classes of the Funds.

For the six months ended March 31, 2009, Lord Abbett had voluntarily reimbursed approximately an additional $19,000, $11,000, $4,000, and $2,000, of expenses for Connecticut, Hawaii, Missouri, and Georgia, respectively. Lord Abbett has discontinued the voluntary reimbursements.

Effective February 1, 2009, Lord Abbett is voluntarily reimbursing a portion of Intermediate Fund's expenses to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Daily Net Assets(1)
A	0.50%
B	1.30%
C	1.12%
F	0.40%
P	0.75%

Lord Abbett may discontinue the voluntary reimbursement or change the level of its reimbursement at any time.

(1) For the period from October 1, 2008 through January 31, 2009, Lord Abbett contractually agreed to reimburse expenses for Intermediate so that the Fund's net expenses did not exceed an aggregate annual rate of 0.25% of average daily net assets for Class A shares, 1.00% of average daily net assets for Class B and C shares, 0.10% of average daily net assets for Class F shares, and 0.45% of average daily net assets for Class P shares.

Notes to Financial Statements (unaudited)(continued)

For the period from December 12, 2008 through January 31, 2010, Lord Abbett has contractually agreed to reimburse expenses for Short Duration to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Daily Net Assets(1)
A	0.50%
C	1.30%
F	0.40%
I	0.30%

(1) Lord Abbett is also voluntarily reimbursing a portion of the Fund's expenses so that the Fund's net expenses do not exceed an aggregate annualized rate of 0.45% of average daily net assets for Class A shares, 1.25% of average daily net assets for Class C shares, 0.35% of average daily net assets for Class F shares and 0.25% of average daily net assets for Class I shares. Lord Abbett may discontinue the voluntary reimbursement or change the level of its reimbursement at any time.

For the period April 15, 2008 through November 3, 2008, Lord Abbett voluntarily agreed to reimburse expenses for High Yield to the extent necessary so that Class B and Class C's total annual operating expenses (excluding interest expense) did not exceed 1.33% of average daily net assets. Effective November 4, 2008, Lord Abbett is no longer voluntarily reimbursing expenses for any Class of shares of High Yield.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F and P shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the "Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees	Class A	Class B	Class C(1)	Class F	Class P
Service	.15%	.25%	.25%	-	.20%
Distribution	.05%	.75%	.75%	.10%	.25%

(1) The Rule 12b-1 fee each Fund pays on Class C shares is at a blended rate calculated based on 1.00% of each Fund's average daily net assets attributable to Class C shares held for less than one year and 0.80% of each Fund's average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate.

Class I does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended March 31, 2009:

	Distributor Commissions	Dealers' Concessions
National	$118,314	$539,252
California	13,392	65,231
Connecticut	11,546	56,839
Hawaii	19,906	95,624
Missouri	30,427	140,856
New Jersey	5,786	29,337
New York	13,385	62,457
Intermediate	72,474	457,837
Short Duration	15,980	101,913

Notes to Financial Statements (unaudited)(continued)

	Distributor Commissions	Dealers' Concessions
Georgia	$24,478	$116,100
High Yield	149,853	705,998
Pennsylvania	9,298	42,674

Distributor received the following amount of CDSCs for the six months ended March 31, 2009:

	Class A	Class C
National	$3,365	$17,023
California	7	3,743
Hawaii	4,410	-
New Jersey	9,070	-
New York	16,458	4,231
Intermediate	268,847	21,134
Short Duration	-	6,295
Georgia	3,828	-
High Yield	63,068	41,648

Two Directors/Trustees and certain of the Company's and Trust's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of the distributions paid during the six months ended March 31, 2009 and the fiscal year ended September 30, 2008 was as follows:

	National		California
	Six Months Ended 3/31/2009 (unaudited)	Year Ended 9/30/2008	Six Months Ended 3/31/2009 (unaudited)	Year Ended 9/30/2008
Distributions paid from:
Tax-exempt income	$22,530,892	$39,554,659	$3,921,990	$7,333,335
Ordinary Income	-	373,850	-	-
Total distributions paid	$22,530,892	$39,928,509	$3,921,990	$7,333,335

Notes to Financial Statements (unaudited)(continued)

	Connecticut		Hawaii
	Six Months Ended 3/31/2009 (unaudited)	Year Ended 9/30/2008	Six Months Ended 3/31/2009 (unaudited)	Year Ended 9/30/2008
Distributions paid from:
Tax-exempt income	$2,682,571	$5,720,429	$2,500,027	$4,760,208
Total distributions paid	$2,682,571	$5,720,429	$2,500,027	$4,760,208
	Missouri		New Jersey
	Six Months Ended 3/31/2009 (unaudited)	Year Ended 9/30/2008	Six Months Ended 3/31/2009 (unaudited)	Year Ended 9/30/2008
Distributions paid from:
Tax-exempt income	$3,485,037	$6,852,683	$2,844,428	$5,579,113
Total distributions paid	$3,485,037	$6,852,683	$2,844,428	$5,579,113
	New York		Intermediate
	Six Months Ended 3/31/2009 (unaudited)	Year Ended 9/30/2008	Six Months Ended 3/31/2009 (unaudited)	Year Ended 9/30/2008
Distributions paid from:
Tax-exempt income	$5,786,057	$11,753,861	$10,098,765	$4,539,327
Total distributions paid	$5,786,057	$11,753,861	$10,098,765	$4,539,327
	Short Duration		Georgia
	Period Ended 3/31/2009* (unaudited)		Six Months Ended 3/31/2009 (unaudited)	Year Ended 9/30/2008
Distributions paid from:
Tax-exempt income	$139,888		$2,732,700	$5,533,092
Total distributions paid	$139,888		$2,732,700	$5,533,092

* For the period December 12, 2008 (commencement of investment operations) to March 31, 2009.

	High Yield		Pennsylvania
	Six Months Ended 3/31/2009 (unaudited)	Year Ended 9/30/2008	Six Months Ended 3/31/2009 (unaudited)	Year Ended 9/30/2008
Distributions paid from:
Tax-exempt income	$31,078,090	$67,344,185	$2,056,741	$4,054,391
Total distributions paid	$31,078,090	$67,344,185	$2,056,741	$4,054,391

Notes to Financial Statements (unaudited)(continued)

As of September 30, 2008, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2009	2010	2011	2012	2013	2014	2015	2016	Total
National	$216,704	$806,580	$1,807,613	$4,214,676	$112,599	$1,000,976	$1,179,825	$1,176,030	$10,515,003
California	-	-	34,990	777,657	-	-	429,137	3,345	1,245,129
Connecticut	518,107	-	-	457,625	-	99,211	349,983	215,644	1,640,570
Hawaii	268,000	-	-	1,593,681	-	-	49,609	-	1,911,290
Missouri	-	-	-	-	-	-	302,654	-	302,654
New Jersey	-	-	405,467	1,576,989	-	87,412	-	-	2,069,868
New York	-	-	-	-	-	562,562	-	-	562,562
Intermediate	-	-	-	74,668	63,298	16,132	140,520	25,504	320,122
Georgia	-	-	-	37,356	-	4,081	820,773	236,404	1,098,614
High Yield	-	-	-	-	-	1,759,893	9,152,078	16,838,530	27,750,501
Pennsylvania	-	-	-	186,056	-	12,879	-	-	198,935

On December 14, 2007, National acquired the net assets of Florida Series ("Florida") and Michigan Series ("Michigan") of the Trust and Lord Abbett Minnesota Tax-Free Income Fund ("Minnesota"), Lord Abbett Texas Tax-Free Income Fund ("Texas") and Lord Abbett Washington Tax-Free Income Fund ("Washington") of the Company (collectively, the "Acquired Funds"). As of December 14, 2007, the cumulative capital loss carryforwards of the Acquired Funds transferred into National were $6,120,844.

As of March 31, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
National	$967,763,251	$17,808,655	$(115,872,844)	$(98,064,189)
California	167,897,753	2,838,927	(17,376,581)	(14,537,654)
Connecticut	122,000,401	1,972,884	(11,828,074)	(9,855,190)
Hawaii	116,053,025	3,666,245	(8,143,645)	(4,477,400)
Missouri	163,228,497	2,146,642	(15,798,167)	(13,651,525)
New Jersey	127,129,570	1,494,745	(15,898,816)	(14,404,071)
New York	257,947,307	2,243,211	(25,883,561)	(23,640,350)
Intermediate	675,320,455	16,614,869	(13,043,480)	3,571,389
Short Duration	60,726,413	221,264	(39,642)	181,622
Georgia	119,935,438	1,370,664	(10,845,299)	(9,474,635)
High Yield	1,189,769,974	2,887,087	(364,964,768)	(362,077,681)
Pennsylvania	90,111,489	2,350,595	(8,808,870)	(6,458,275)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to tax treatment of accretion, tender option bond trusts and other temporary adjustments.

Notes to Financial Statements (unaudited)(continued)

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2009 were as follows:

	Purchases	Sales
National	$250,218,206	$180,267,936
California	34,401,395	41,546,942
Connecticut	3,965,989	19,871,033
Hawaii	13,309,370	13,855,877
Missouri	15,138,792	8,835,238
New Jersey	14,182,703	12,702,936
New York	35,521,586	50,183,540
Intermediate	296,792,356	11,228,784
Short Duration	59,457,538	3,700,000
Georgia	3,825,130	13,347,460
High Yield	209,080,092	253,825,365
Pennsylvania	4,717,741	12,270,629

There were no purchases or sales of U.S. Government securities for the six months ended March 31, 2009.

6. DIRECTORS'/TRUSTEES' REMUNERATION

The Company's and Trust's officers and the two Directors/Trustees who are associated with Lord Abbett do not receive any compensation from the Company or Trust for serving in such capacities. Outside Directors'/Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors/Trustees under which outside Directors/Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors'/Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors'/Trustees' fees on the Statements of Operations and in Directors'/Trustees' fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Company and Trust have entered into agreements with the Funds' transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8. LINE OF CREDIT

High Yield and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility ("Facility") from State Street Bank and Trust Company ("SSB"), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. Accordingly, effective December 5, 2008, the amount available under the Facility was changed from $250,000,000 to $200,000,000 and the annual fee to maintain the

Notes to Financial Statements (unaudited)(continued)

Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) was changed from .08% of the amount available under the Facility to .125%. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of March 31, 2009, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended March 31, 2009.

9. CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company's and Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

10. INVESTMENT RISKS

Each Fund's performance and the value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund's investments typically will lose value. This risk is usually greater for long-term bonds and particularly for inverse floaters than for short-term bonds. As a result, the Funds, which tend to invest in longer-term bonds and inverse floaters to a greater degree than some municipal bond funds, normally will have greater market risk than those funds.

Additional risks that could reduce each Fund's performance or increase volatility include call risk, governmental risk, legislative risk, management risk, reclassification risk, sector risk and credit risk. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called "lower rated bonds" or "junk bonds"). High Yield invests a significant portion of its assets in such bonds. The National Fund may invest up to 35% and all other Funds may invest up to 20% in such bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

Each Fund (except National, Intermediate and Short Duration) is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each Fund other than National, Intermediate, Short Duration and High Yield focuses on a particular state or territory, each Fund's performance may be more affected by local, state and regional factors than a fund that invests in municipal bonds issued in many states, such as National, Intermediate, Short Duration and High Yield. These factors may, for example, include economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of each Fund, and may do so

Notes to Financial Statements (unaudited)(continued)

disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund (except High Yield) may invest up to 20% of its net assets in private activity bonds (sometimes called "AMT paper"). High Yield may invest up to 100% of its net assets in AMT paper. The credit quality of such bonds usually is directly related to the credit standing of the private user of the facilities.

Each Fund may invest no more than 20% of its net assets in TOB Residuals, except High Yield, which may invest up to 100% in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond ("RIB"), is a type of "derivative" debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security ("specific fixed-rate security"). Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals' interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals generally provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values generally also rise faster than such similar securities.

In addition, loss may result from a Fund's investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, inverse floaters and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase a Fund's interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock or shares of beneficial interest were as follows:

National	Six Months Ended March 31, 2009 (unaudited)		Year Ended September 30, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	13,566,644	$122,811,518	19,487,991	$210,159,471
Converted from Class B*	201,295	1,847,305	174,389	1,852,365
Reinvestment of distributions	1,537,043	14,062,673	2,278,434	24,407,450
Shares reacquired	(12,324,143)	(111,739,449)	(17,432,758)	(187,167,156)
Shares issued in reorganizations (See Note 13)	-	-	24,469,961	266,120,610
Increase	2,980,839	$26,982,047	28,978,017	$315,372,740
Class B Shares
Shares sold	354,128	$3,218,501	388,572	$4,182,160
Reinvestment of distributions	24,860	228,610	42,993	464,097
Shares reacquired	(259,531)	(2,372,393)	(514,652)	(5,530,861)
Converted to Class A*	(200,310)	(1,847,305)	(173,684)	(1,852,365)
Decrease	(80,853)	$(772,587)	(256,771)	$(2,736,969)

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended March 31, 2009 (unaudited)		Year Ended September 30, 2008
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	3,023,360	$27,432,409	5,018,011	$54,283,446
Reinvestment of distributions	84,248	772,296	109,539	1,176,085
Shares reacquired	(1,644,805)	(14,800,667)	(2,013,447)	(21,623,338)
Shares issued in reorganizations (See Note 13)	-	-	542,967	5,918,398
Increase	1,462,803	$13,404,038	3,657,070	$39,754,591
Class F Shares
Shares sold	1,973,141	$18,248,649	241,107	$2,517,062
Reinvestment of distributions	4,400	40,193	1,088	11,404
Shares reacquired	(52,172)	(485,030)	(5,104)	(53,203)
Increase	1,925,369	$17,803,812	237,091	$2,475,263
California	Six Months Ended March 31, 2009 (unaudited)		Year Ended September 30, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,625,469	$14,447,211	3,178,432	$32,527,728
Reinvestment of distributions	253,870	2,269,894	427,316	4,388,744
Shares reacquired	(2,523,303)	(22,345,344)	(2,226,767)	(22,812,202)
Increase (decrease)	(643,964)	$(5,628,239)	1,378,981	$14,104,270
Class C Shares
Shares sold	487,273	$4,347,082	940,205	$9,598,220
Reinvestment of distributions	26,517	237,324	25,972	266,449
Shares reacquired	(306,589)	(2,740,384)	(405,588)	(4,156,982)
Increase	207,201	$1,844,022	560,589	$5,707,687
Class F Shares
Shares sold	460,125	$4,164,023	29,394	$292,419
Reinvestment of distributions	380	3,423	98	988
Shares reacquired	(6,587)	(61,503)	-	-
Increase	453,918	$4,105,943	29,492	$293,407
Connecticut	Six Months Ended March 31, 2009 (unaudited)		Year Ended September 30, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,016,837	$9,198,636	4,562,253	$45,778,685
Reinvestment of distributions	187,630	1,692,748	350,219	3,522,571
Shares reacquired	(3,133,236)	(28,022,404)	(4,341,227)	(43,200,827)
Increase (decrease)	(1,928,769)	$(17,131,020)	571,245	$6,100,429
Class F Shares
Shares sold	431,449	$3,943,695	35,299	$346,979
Reinvestment of distributions	596	5,371	-	-
Shares reacquired	(1,695)	(15,487)	218	2,161
Increase	430,350	$3,933,579	35,517	$349,140

Notes to Financial Statements (unaudited)(continued)

Hawaii	Six Months Ended March 31, 2009 (unaudited)		Year Ended September 30, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,496,185	$11,168,604	5,632,268	$27,429,595
Reinvestment of distributions	366,609	1,644,416	644,272	3,128,697
Shares reacquired	(3,003,332)	(13,457,618)	(1,992,651)	(9,633,169)
Increase (decrease)	(140,538)	$(644,598)	4,283,889	$20,925,123
Class F Shares
Shares sold	648,679	$2,957,086	8,067	$40,010
Reinvestment of distributions	48	215	108	521
Shares reacquired	(8,519)	(40,929)	(8,091)	(38,843)
Increase	640,208	$2,916,372	84	$1,688
Missouri	Six Months Ended March 31, 2009 (unaudited)		Year Ended September 30, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,975,411	$13,358,026	4,902,746	$24,983,520
Reinvestment of distributions	651,987	2,966,562	1,133,162	5,758,679
Shares reacquired	(2,891,695)	(13,092,581)	(4,499,601)	(22,756,012)
Increase	735,703	$3,232,007	1,536,307	$7,986,187
Class F Shares
Shares sold	132,904	$614,840	13,996	$69,687
Reinvestment of distributions	223	1,014	130	656
Increase	133,127	$615,854	14,126	$70,343
New Jersey	Six Months Ended March 31, 2009 (unaudited)		Year Ended September 30, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,207,672	$13,657,268	4,356,945	$21,290,725
Reinvestment of distributions	420,360	1,759,483	691,213	3,367,440
Shares reacquired	(2,603,975)	(10,773,264)	(4,946,493)	(24,008,559)
Increase	1,024,057	$4,643,487	101,665	$649,606
Class F Shares
Shares sold	192,566	$813,600	8,742	$42,027
Reinvestment of distributions	55	229	85	415
Increase	192,621	$813,829	8,827	$42,442
New York	Six Months Ended March 31, 2009 (unaudited)		Year Ended September 30, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,512,559	$14,041,902	5,228,053	$55,945,433
Reinvestment of distributions	326,753	3,057,068	574,998	6,145,012
Shares reacquired	(3,410,281)	(31,272,326)	(5,239,735)	(56,196,282)
Increase (decrease)	(1,570,969)	$(14,173,356)	563,316	$5,894,163
Class C Shares
Shares sold	518,030	$4,857,986	1,569,460	$16,783,782
Reinvestment of distributions	31,867	297,926	46,157	491,989
Shares reacquired	(458,524)	(4,249,439)	(713,188)	(7,575,420)
Increase	91,373	$906,473	902,429	$9,700,351

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended March 31, 2009 (unaudited)		Year Ended September 30, 2008
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	238,419	$2,278,981	2	$22
Reinvestment of distributions	25	231	39	414
Shares reacquired	(2)	(15)	-	-
Increase	238,442	$2,279,197	41	$436
Intermediate	Six Months Ended March 31, 2009 (unaudited)		Year Ended September 30, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	33,464,430	$317,112,335	40,195,207	$392,148,963
Converted from Class B*	12,285	103,868	11,598	112,817
Reinvestment of distributions	550,698	5,246,443	229,991	2,222,027
Shares reacquired	(15,713,098)	(149,116,063)	(6,264,088)	(61,068,096)
Increase	18,314,315	$173,346,583	34,172,708	$333,415,711
Class B Shares
Shares sold	310,979	$2,958,160	178,271	$1,736,644
Reinvestment of distributions	2,718	25,967	1,832	17,783
Shares reacquired	(22,860)	(227,510)	(41,961)	(412,071)
Converted to Class A*	(12,298)	(103,868)	(11,612)	(112,817)
Increase (decrease)	278,539	$(2,652,749)	126,530	$1,229,539
Class C Shares
Shares sold	5,791,153	$54,889,912	4,981,219	$48,535,052
Reinvestment of distributions	46,687	444,970	21,203	205,123
Shares reacquired	(841,785)	(7,896,029)	(719,844)	(7,038,416)
Increase	4,996,055	$47,438,853	4,282,578	$41,701,759
Class F Shares
Shares sold	6,564,720	$63,048,599	162,412	$1,571,876
Reinvestment of distributions	7,259	69,823	1,053	10,185
Shares reaquired	(330,891)	(3,168,643)	(9,502)	(91,853)
Increase	6,241,088	$59,949,779	153,963	$1,490,208
Class P Shares
Reinvestment of distributions	22	$219	47	$453
Increase	22	$219	47	$453
Short Duration	Period Ended March 31, 2009†(unaudited)
Class A Shares	Shares	Amount
Shares sold	3,564,805	$54,532,465
Reinvestment of distributions	5,386	82,522
Shares reacquired	(138,250)	(2,116,449)
Increase	3,431,941	$52,498,538
Class C Shares
Shares sold	526,219	$8,057,769
Reinvestment of distributions	168	2,581
Shares reacquired	(13,650)	(209,258)
Increase	512,737	$7,851,092

Notes to Financial Statements (unaudited)(continued)

	Period Ended March 31, 2009†(unaudited)
Class F Shares	Shares	Amount
Shares sold	583,874	$8,938,186
Reinvestment of distributions	115	1,761
Shares reacquired	(641)	(9,867)
Increase	583,348	$8,930,080
Class I Shares
Shares sold	668	$10,018
Reinvestment of distributions	8	124
Increase	676	$10,142
Georgia	Six Months Ended March 31, 2009 (unaudited)		Year Ended September 30, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,622,683	$12,579,667	5,156,781	$27,672,041
Reinvestment of distributions	428,713	2,055,730	778,143	4,203,091
Shares reacquired	(5,905,140)	(28,258,892)	(4,986,583)	(26,940,704)
Increase (decrease)	(2,853,744)	$(13,623,495)	948,341	$4,934,428
Class F Shares
Shares sold	896,607	$4,331,325	30,959	$163,864
Reinvestment of distributions	2,562	12,442	338	1,795
Shares reacquired	(744)	(6,496)	(93)	(489)
Increase	898,425	$4,337,271	31,204	$165,170
High Yield	Six Months Ended March 31, 2009 (unaudited)		Year Ended September 30, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	12,638,846	$121,663,539	25,601,338	$351,719,516
Reinvestment of distributions	1,383,243	13,733,596	2,095,556	28,683,721
Shares reacquired	(18,350,895)	(181,415,308)	(32,996,018)	(457,973,062)
Decrease	(4,328,806)	$(46,018,173)	(5,299,124)	$(77,569,825)
Class B Shares
Shares sold	-	$-	7.919	$129
Reinvestment of distributions	27.805	276	38.577	527
Shares reacquired	(7.919)	(83)	-	-
Increase	19.886	$193	46.496	$656
Class C Shares
Shares sold	3,150,524	$30,560,067	11,975,251	$164,961,402
Reinvestment of distributions	507,094	5,038,493	756,289	10,345,476
Shares reacquired	(7,228,267)	(72,242,442)	(15,565,412)	(215,601,930)
Decrease	(3,570,649)	$(36,643,882)	(2,833,872)	$(40,295,052)
Class F Shares
Shares sold	4,501,867	$42,791,765	510,281	$6,723,803
Reinvestment of distributions	10,102	100,234	3,425	44,354
Shares reacquired	(303,339)	(2,898,009)	(135,135)	(1,759,060)
Increase	4,208,630	$39,993,990	378,571	$5,009,097

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended March 31, 2009 (unaudited)		Year Ended September 30, 2008
Class P Shares	Shares	Amount	Shares	Amount
Shares sold	-	$-	- (a)	$4
Reinvestment of distributions	30	297	43	588
Increase	30	$297	43	$592
Pennsylvania	Six Months Ended March 31, 2009 (unaudited)		Year Ended September 30, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	969,189	$4,333,014	1,741,319	$8,760,876
Reinvestment of distributions	276,837	1,245,688	473,523	2,388,915
Shares reacquired	(1,492,838)	(6,647,248)	(1,752,804)	(8,823,444)
Increase (decrease)	(246,812)	$(1,068,546)	462,038	$2,326,347
Class F Shares
Shares sold	49,011.000	$223,981	2.000	$10
Reinvestment of distributions	51.226	231	81.774	412
Increase	49,062.226	$224,212	83.774	$422

* Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

† For the period December 12, 2008 (commencement of investment operations) to March 31, 2009.

(a) Value is less than 1 share.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"), which is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position, financial performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on each Fund's financial statements and disclosures.

In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds' financial statement disclosures.

13. REORGANIZATIONS

On December 14, 2007, National acquired the net assets of Florida, Michigan, Minnesota, Texas and Washington, pursuant to a plan of reorganization approved by each Acquired Fund's shareholders on December 7, 2007. The acquisition was accomplished by a tax-free exchange of 25,012,928 shares (valued at $272,039,008) of National and 48,464,295 shares of the Acquired Funds outstanding on December 14, 2007. The Acquired Funds' net assets at the date of the acquisition, including $9,763,815 of unrealized appreciation, $71,879 of undistributed

Notes to Financial Statements (unaudited)(concluded)

(distributions in excess of) net investment income, and $6,172,997 of accumulated net realized losses, were combined with those of National. Net unrealized appreciation, undistributed (distributions in excess) of net investment income and accumulated net realized losses were as follows:

Acquired Fund	Net Unrealized Appreciation	Undistributed (Distributions in excess of) Net Investment Income	Accumulated Net Realized Loss
Florida	$2,215,977	$5,294	$1,222,409
Michigan	2,543,473	36,665	705,755
Minnesota	96,548	4,182	1,171,794
Texas	2,955,039	(9,352)	1,519,516
Washington	1,952,778	35,090	1,553,523

The shares issued by National and total net assets of the Acquired Funds were as follows:

Acquired Fund	Shares Issued by National	Shares Exchanged	Total Net Assets of the Acquired Funds
Florida - Class A	4,603,214	10,928,209	$50,061,794
Florida - Class C	542,967	1,289,781	5,918,398
Michigan - Class A	5,868,887	12,391,978	63,826,490
Minnesota - Class A	4,248,857	9,290,026	46,208,019
Texas - Class A	6,254,984	6,985,424	68,025,455
Washington - Class A	3,494,019	7,578,877	37,998,852

The total net assets of National immediately before the transfer were $631,591,891. Total net assets of the Acquired Funds immediately before the transfer were $272,039,008. Total net assets of National immediately after the transfer were $903,630,899.

Approval of Advisory Contracts

At meetings held on December 10 and 11, 2008, the Board of the Company, including all of the Directors who are not interested persons of the Company or Lord, Abbett & Co. LLC ("Lord Abbett") , and the Board of the Trust, including all of the Trustees who are not interested persons of the Trust or Lord Abbett considered whether to approve the continuation of the existing management agreements between each of their respective Funds and Lord Abbett. In addition to the materials the Boards had reviewed throughout the course of the year, each Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. Each Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management teams conducted by members of the Contract Committee during the year.

The materials received by each Board as to each of its respective Funds included, but were not limited to, (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index, if such an index existed, for various time periods each ended September 30, 2008, (2) information on the effective management fee rates and expense ratios for one or more groups of funds with similar objectives and of similar size (the "peer expense group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund. In light of the recent volatility in the securities markets, the Boards also considered the investment performance of each Fund for the period from September 30, 2008 through December 9, 2008.

Investment Management Services Generally. Each Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. Each Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. Each Board noted that in recent years Lord Abbett had not used brokerage commissions to purchase third-party research, but intended to change this practice in 2009, as it had previously discussed with the Boards. Each Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each of the Funds and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. Each Board reviewed the investment performance of each of its Funds in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures. The Boards observed that the performance of each of these Funds had been adversely affected over the last eighteen months by the credit crisis and the increased spreads between investment grade and below investment grade bonds.

The Board of the Company observed that the investment performance of the Class A shares of the National Tax Free Fund was in the fifth quintile of its performance universe for the nine-month, one-year, three-year, and five-year periods and in the fourth quintile for the ten-year period. The Board also observed that the investment performance was lower than that of the Lipper General Municipal Debt Index for each of those periods.

The Board of the Company observed that the investment performance of the Class A shares of the California Tax Free Fund was in the fifth quintile of its performance universe for the nine-month, three-year, and five-year periods and in the fourth quintile for the one-year and ten-year periods. The Board also observed that the investment performance was lower than that of the Lipper California Municipal Debt Index for each of those periods.

The Board of the Company observed that the investment performance of the Class A shares of the Connecticut Tax Free Fund was in the fourth quintile of its performance universe for the nine-month and one-year periods, in the fifth quintile for the three-year period, and in the third quintile for the five-year and ten-year periods. The Board also observed that there was no Lipper index for the Connecticut municipal debt investment objective.

The Board of the Trust observed that the investment performance of the Class A shares of the Georgia Tax Free Fund was in the fifth quintile of its performance universe for the nine-month and one-year periods, in the fourth quintile for the three-year period, in the third quintile for the five-year period, and in the first quintile for the ten-year period. The Board also observed that there was no Lipper index for the Georgia municipal debt investment objective.

The Board of the Company observed that the investment performance of the Class A shares of the Hawaii Tax Free Fund was in the third quintile of its performance universe for the nine-month, five-year, and ten-year periods and in the fourth quintile for the one-year and three-year periods. The Board also observed that there was no Lipper index for the Hawaii municipal debt investment objective.

The Board of the Company observed that the investment performance of the Class A shares of the Missouri Tax Free Fund was in the fourth quintile of its performance universe for the nine-month, one-year, five-year, and ten-year periods and in the fifth quintile for the three-year period. The Board also observed that there was no Lipper index for the Missouri municipal debt investment objective.

The Board of the Company observed that the investment performance of the Class A shares of the New Jersey Tax Free Fund was in the fifth quintile of its performance universe for the nine-month, one-year, three-year, five-year, and ten-year periods and below that of the Lipper New Jersey Municipal Debt Index for each of those periods.

The Board of the Company observed that the investment performance of the Class A shares of the New York Tax Free Fund was in the fifth quintile of its performance universe for the nine-month, one-year, three-year, and five-year periods and in the third quintile for the ten-year period. The Board also observed that the investment performance was lower than that of the Lipper New York Municipal Debt Fund Index for each of those periods.

The Board of the Trust observed that the investment performance of the Class A shares of the Pennsylvania Tax Free Fund was in the fourth quintile of its performance universe for the nine-month, one-year, three-year, and five-year periods and in the second quintile for the ten-year period. The Board also observed that the investment performance was lower than that of the Lipper Pennsylvania Municipal Debt Fund Index for the nine-month, one-year, three-year, and five-year periods and higher than that of the Index for the ten-year period.

The Board of the Trust observed that the investment performance of the Class A shares of the Intermediate Tax Free Fund was in the second quintile of its performance universe for the nine-month, one-year, and five-year periods and in the first quintile for the three-year period and was higher than that of the Lipper Intermediate Municipal Fund Index for each of those periods.

The Board of the Trust observed that the investment performance of the Class A shares of the High Yield Municipal Income Fund was in the fifth quintile of its performance universe for the nine-month, one-year, and three-year periods and lower than that of the Lipper High Yield Municipal Debt Fund Index for each of those periods.

Lord Abbett's Personnel and Methods. Each Board considered the qualifications of the personnel providing investment management services to each of their respective Funds, in light of its investment objective and discipline. Among other things, each Board considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. Each Board determined that Lord Abbett had the expertise and resources to manage each of their respective Funds effectively.

Nature and Quality of Other Services. Each Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (the "Distributor") and the nature and extent of Lord Abbett's supervision of third party service providers, including each Fund's transfer agent and custodian.

Expenses. As to each of their respective Funds, each Board considered the expense levels of the Fund and the expense levels of the peer expense group. It also considered the amount and nature of the fees paid by shareholders.

As to the National Tax Free Fund, the Board of the Company noted that it and Lord Abbett had agreed to an expense reimbursement agreement through January 31, 2009 that limited the total expense ratio of Class A to not more than 0.95%, the total expense ratios of Class B and Class C to not more than 1.60%, the total expense ratio of Class F to not more than 0.70%, and the total expense ratio of Class I to not more than 0.60%, in each case excluding interest expense, but that Lord Abbett did not propose to enter into a new expense reimbursement agreement. The Board observed that for the twelve months ended September 30, 2008 the contractual management and administrative services fees were approximately two basis points above the median of the peer group and the actual management and administrative services fees were approximately four basis points above the median of the peer group. The Board observed that for the twelve months ended September 30, 2008 the total expense ratios of Class A and Class F were approximately the same as the median of the peer group, the total expense ratios of Class B and Class I were approximately five basis points above the median of the peer group, and the total expense ratio of Class C was approximately thirteen basis points below the median of the peer group. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of the peer group.

As to the California Tax Free Fund, the Board of the Company noted that it and Lord Abbett had agreed to an expense reimbursement agreement through January 31, 2009 limiting the total expense ratio of Class A to not more than 0.95%, the total expense ratio of Class C to not more than 1.60%, the total expense ratio of Class F to not more than 0.70%, and the total expense ratio of Class P to not more than 1.05%, in each case excluding interest expense, but that

Lord Abbett did not propose to enter into a new expense reimbursement agreement. The Board observed that for the twelve months ended September 30, 2008 the contractual management and administrative services fees were approximately one basis point below the median of the peer group and the actual management and administrative services fees were approximately the same as the median of the peer group. The Board observed that the total expense ratio of Class A was approximately four basis points below the median of the peer group, that the total expense ratio of Class C was approximately fifteen basis points below the median of the peer group, and the total expense ratio of Class F was approximately thirteen basis points above the median of the peer group. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of the peer group.

As to the Connecticut Tax Free Fund, the Board of the Company noted that it and Lord Abbett had agreed to an expense reimbursement agreement through January 31, 2009 that limited the total expense ratio of Class A to not more than 0.95% and the total expense ratio of Class F to not more than 0.70%, in each case excluding interest expense, but that Lord Abbett did not propose to enter into a new expense reimbursement agreement. The Board observed that the contractual management and administrative services fees were approximately six basis points below the median of the peer group and the actual management and administrative fees were four basis points below the median of the peer group. The Board observed that for the twelve months ended September 30, 2008 the total expense ratio of Class A was approximately fourteen basis points below the median of the peer group and the expense ratio of Class F was approximately four basis points below the median of the peer group. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of the peer group.

As to the Georgia Tax Free Fund, the Board of the Trust noted that it and Lord Abbett had agreed to an expense reimbursement agreement through January 31, 2009 that limited the total expense ratio of Class A to not more than 0.95% and the total expense ratio of Class F to not more than 0.70%, in each case excluding interest expense, but that Lord Abbett did not propose to enter into a new expense reimbursement agreement. The Board observed that for the twelve months ended September 30, 2008 the contractual management and administrative services fees were approximately three basis points below the median of the peer group and the actual management and administrative services fees were approximately one basis point below the median of the peer group. The Board also observed that for the twelve months ended September 30, 2008 the total expense ratio of Class A was approximately five basis points below the median of the peer group and the total expense ratio of Class F was approximately one basis point below the median of the peer group. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of the peer group.

As to the Hawaii Tax Free Fund, the Board of the Company noted that it and Lord Abbett had agreed to an expense reimbursement agreement through January 31, 2009 that limited the total expense ratio of Class A to not more than 0.95% and the total expense ratio of Class F to not more than 0.70%, in each case excluding interest expense, but that Lord Abbett did not propose to enter into a new expense reimbursement agreement. The Board observed that for the fiscal year ended September 30, 2008 the contractual management and administrative services fees were approximately three basis points below the median of the peer group and the actual management and administrative services fees were approximately four basis points above the median of the peer group. The Board also observed that for the fiscal year ended September 30, 2008 the total expense ratio of Class A was approximately thirteen basis points below the median of the peer group and the total expense ratio of Class F was approximately two basis points below the median of the peer group. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of the peer group.

As to the Missouri Tax Free Fund, the Board of the Company noted that it and Lord Abbett had agreed to an expense reimbursement agreement through January 31, 2009 that limited the total expense ratio of Class A to not more than 0.95% and the total expense ratio of Class F to not more than 0.70%, in each case excluding interest expense, but that Lord Abbett did not propose to enter into a new expense reimbursement agreement. The Board observed that for the fiscal year ended September 30, 2008 the contractual management and administrative services fees were approximately six basis points below the median of the peer group and that the actual management and administrative services fees were approximately the same as the median of the peer group. The Board also observed that for the fiscal year ended September 30, 2008 the total expense ratio of Class A was approximately ten basis points below the median of the peer group and the total expense ratio of Class F was approximately two basis points above the median of the peer group. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of the peer group.

As to the New Jersey Tax Free Fund, the Board of the Company noted that it and Lord Abbett had agreed to an expense reimbursement agreement through January 31, 2009 that limited the total expense ratio of Class A to not more than 0.95% and the total expense ratio of Class F to not more than 0.70%, in each case excluding interest expense, but that Lord Abbett did not propose to enter into a new expense reimbursement agreement. The Board observed that for the fiscal year ended September 30, 2008 the contractual management and administrative services fees were approximately three basis points below the median of the peer group and the actual management and administrative services fees were approximately the same as the median of the peer group. The Board also observed that for the fiscal year ended September 30, 2008 the total expense ratio of Class A was approximately two basis points below the median of the peer group and the total expense ratio of Class F was approximately the same as the median of the peer group. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of the peer group.

As to the New York Tax Free Fund, the Board of the Company noted that it and Lord Abbett had agreed to an expense reimbursement agreement through January 31, 2009 that limited the total expense ratio of Class A to not more than 0.95%, the total expense ratio of Class C to not more than 1.60%, and the total expense ratio of Class F to not more than 0.70%, in each case excluding interest expense, but that Lord Abbett did not propose to enter into a new expense reimbursement agreement with the same terms. The Board observed that for the fiscal year ended September 30, 2008 the contractual management and administrative services fees were approximately one basis point below the median of the peer group and the actual management and administrative services fees were approximately four basis points above the median of the peer group. The Board also observed that for the fiscal year ended September 30, 2008 the total expense ratio of Class A was approximately six basis points below the median of the peer group, that the total expense ratio of Class C was approximately eight basis points below the median of the peer group, and the total expense ratio of Class F was approximately six basis points above the median of the peer group. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of the peer group.

As to the Pennsylvania Tax Free Fund, the Board of the Trust noted that it and Lord Abbett had agreed to an expense reimbursement agreement through January 31, 2009 that limited the total expense ratio of Class A to not more than 0.95% and the total expense ratio of Class F to not more than 0.70%, in each case excluding interest expense, but that Lord Abbett did not propose to enter into a new expense reimbursement agreement. The Board observed that for the fiscal year ended September 30, 2008 the contractual management and administrative services fees were approximately three basis points below the median of the peer group and the actual management and administrative service fees were approximately the same as the median of the peer group. The Board also observed that for the fiscal year ended September 30, 2008 the total expense ratio of Class A was approximately the same as the median of the peer group and the total expense ratio of Class F was four basis points above the median of the peer group. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of the peer group.

As to the Intermediate Tax Free Fund, the Board of the Trust noted that it and Lord Abbett had agreed to an expense reimbursement agreement through January 31, 2009 that limited the total expense ratio of Class A to not more than 0.25%, the total expense ratios of Class B and Class C to not more than 1.00%, the total expense ratio of Class F to not more than 0.10%, and the total expense ratio of Class P to not more than 0.45%, in each case excluding interest expense, but that Lord Abbett did not propose to enter into a new agreement and instead intended to make voluntary reimbursements that would keep the expense ratio of each class twenty-five basis points higher than was the case under the current agreement, which reimbursements it could end at any time. The Board observed that for the fiscal year ended September 30, 2008 the contractual management and administrative services fees were approximately nine basis points below the median of the peer group and the actual management and administrative services fees were approximately thirty-nine basis points below the median of the peer group. The Board observed that for the fiscal year ended September 30, 2008 the total expense ratios of Class A, Class B, and Class C were approximately sixty-one basis points below the median of the peer group, the total expense ratio of Class F was approximately thirty-five basis points below the median of the peer group, and the total expense ratio of Class P was twenty basis points below the median of the peer group. The Board also considered what the expense ratio of each class likely would be at the new expense reimbursement level proposed by Lord Abbett and if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of the peer group.

As to the High Yield Municipal Income Fund, the Board of the Trust observed that for the fiscal year ended September 30, 2008 the contractual management and administrative services fees were approximately the same as the median of the peer group and the actual management and administrative services fees were approximately three basis points below the median of the peer group. The Board observed that for the fiscal year ended September 30, 2008 the total expense ratio of Class A was approximately three basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately twenty-seven basis points below the median of the peer group and that the total expense ratio of Class I was approximately the same as the median of the peer group. The Board also noted that there were only a limited number of substantially similar funds with Class F or Class P shares or an equivalent class of shares, so Lipper had not provided an expense group comparison for that class.

Profitability. As to each of their respective Funds, each Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's overall profitability had decreased in fiscal 2008, largely due to declines in market prices and shareholder redemptions. The Board concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. As to each of their respective Funds, each Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each of their respective Funds, each Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. As to each of their respective Funds, each Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreements, each Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, each Board unanimously found that continuation of the existing management agreements was in the best interests of each of their respective Funds and its shareholders and voted unanimously to approve the continuation of the management agreement.

Householding

The Company and Trust have adopted a policy that allows them to send only one copy of the Funds' Prospectuses, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

This page is intentionally left blank.

This report, when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett National Tax-Free Income Fund

Lord Abbett California Tax-Free Income Fund

Lord Abbett Connecticut Tax-Free Income Fund

Lord Abbett Hawaii Tax-Free Income Fund

Lord Abbett Missouri Tax-Free Income Fund

Lord Abbett New Jersey Tax-Free Income Fund

Lord Abbett New York Tax-Free Income Fund

Lord Abbett Municipal Income Trust

Lord Abbett Intermediate Tax-Free Fund

Lord Abbett Short Duration Tax Free Fund

Georgia Series

Lord Abbett High Yield Municipal Bond Fund

Pennsylvania Series

LATFI-3-0309

(05/09)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:

Principal Accountant Fees and Services.

Not applicable.

Item 5:

Audit Committee of Listed Registrants.

Not applicable.

Item 6:

Investments.

Not applicable.

Item 7:

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:

Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME TRUST

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 27, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 27, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 27, 2009